UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1.	Reports to Stockholders.

BMO Funds	February 29, 2016

Semi-Annual

report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Financial Information

Expense Example			2

Schedules of Investments:
BMO Low Volatility Equity Fund	5	BMO Alternative Strategies Fund	30
BMO Dividend Income Fund	6	BMO Global Long/Short Equity Fund	37
BMO Large-Cap Value Fund	8	BMO Ultra Short Tax-Free Fund	40
BMO Large-Cap Growth Fund	10	BMO Short Tax-Free Fund	43
BMO Mid-Cap Value Fund	12	BMO Short-Term Income Fund	46
BMO Mid-Cap Growth Fund	13	BMO Intermediate Tax-Free Fund	51
BMO Small-Cap Value Fund	16	BMO Mortgage Income Fund	56
BMO Small-Cap Core Fund	17	BMO TCH Intermediate Income Fund	57
BMO Small-Cap Growth Fund	20	BMO TCH Corporate Income Fund	59
BMO Global Low Volatility Equity Fund	22	BMO TCH Core Plus Bond Fund	62
BMO Disciplined International Equity Fund	24	BMO Monegy High Yield Bond Fund	65
BMO Pyrford International Stock Fund	26	BMO Government Money Market Fund	70
BMO LGM Emerging Markets Equity Fund	27	BMO Tax-Free Money Market Fund	71
BMO TCH Emerging Markets Bond Fund	29	BMO Prime Money Market Fund	74

Notes to Schedules of Investments			77
Statements of Assets and Liabilities			78
Statements of Operations			85
Statements of Changes in Net Assets			92
Financial Highlights			100
Notes to Financial Statements			113

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts			141

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example

For the Six Months Ended February 29, 2016

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2016 (9/1/15-2/29/16).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
Low Volatility Equity Fund
Actual					$1,000.00	$1,022.40	0.90%	$4.51	$1,000.00	$1,023.30	0.65%	$3.26
Hypothetical (5% return before expenses)					1,000.00	1,020.50	0.90	4.52	1,000.00	1,021.80	0.65	3.27
Dividend Income Fund
Actual					1,000.00	990.20	0.90	4.46	1,000.00	991.50	0.65	3.22
Hypothetical (5% return before expenses)					1,000.00	1,022.40	0.90	4.51	1,000.00	1,021.80	0.65	3.27
Large-Cap Value Fund
Actual	$1,000.00	$946.10	1.14%	$5.49	1,000.00	946.10	1.14	5.49	1,000.00	946.60	0.89	4.28
Hypothetical (5% return before expenses)	1,000.00	1,019.40	1.14	5.67	1,000.00	1,019.40	1.14	5.72	1,000.00	1,020.60	0.89	4.42
Large-Cap Growth Fund
Actual	1,000.00	988.80	1.14	5.64	1,000.00	988.80	1.14	5.61	1,000.00	990.20	0.89	4.39
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.14	5.72	1,000.00	1,019.40	1.14	5.72	1,000.00	1,020.60	0.89	4.47
Mid-Cap Value Fund
Actual	1,000.00	1,000.00	1.23	6.11	1,000.00	914.00	1.23	5.85	1,000.00	914.80	0.98	4.66
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.23	6.17	1,000.00	1,018.90	1.23	6.17	1,000.00	1,020.10	0.98	4.92
Mid-Cap Growth Fund
Actual	1,000.00	835.80	1.24	5.67	1,000.00	835.80	1.24	5.67	1,000.00	836.90	0.99	4.53
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.24	6.22	1,000.00	1,018.80	1.24	6.22	1,000.00	1,020.10	0.99	4.97

Expense Example (continued)

	Investor				Advisor						Institutional
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)		Expenses paid during period 9/1/15- 2/29/16(1)		Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)		Expenses paid during period 9/1/15- 2/29/16(1)
Small-Cap Value Fund
Actual					$1,000.00	$916.80	1.24%		$5.92		$1,000.00	$918.70	0.99%		$4.73
Hypothetical (5% return before expenses)					1,000.00	1,018.80	1.24		6.22		1,000.00	1,020.10	0.99		4.97
Small-Cap Core Fund
Actual					1,000.00	972.60	1.15		5.62		1,000.00	974.10	0.90		4.40
Hypothetical (5% return before expenses)					1,000.00	1,019.30	1.15		5.77		1,000.00	1,020.50	0.90		4.52
Small-Cap Growth Fund
Actual	$1,000.00	$803.20	1.42%	$6.37							1,000.00	803.50	1.17		5.25
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.42	7.12							1,000.00	1,019.20	1.17		5.87
Global Low Volatility Equity Fund
Actual					1,000.00	998.40	1.10		5.47		1,000.00	999.90	0.85		4.23
Hypothetical (5% return before expenses)					1,000.00	1,019.50	1.10		5.52		1,000.00	1,020.80	0.85		4.27
Disciplined International Equity Fund
Actual					1,000.00	900.00	1.15	(2)	4.93	(2)	1,000.00	900.00	0.90	(2)	3.85	(2)
Hypothetical (5% return before expenses)					1,000.00	1,019.28	1.15	(3)	5.77	(3)	1,000.00	1,020.52	0.90	(3)	4.52	(3)
Pyrford International Stock Fund
Actual	1,000.00	959.50	1.24	6.05	1,000.00	959.50	1.24		6.05		1,000.00	961.30	0.99		4.84
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.24	6.22	1,000.00	1,018.80	1.24		6.22		1,000.00	1,020.10	0.99		4.97
LGM Emerging Markets Equity Fund
Actual					1,000.00	964.00	1.40		6.86		1,000.00	964.90	1.15		5.64
Hypothetical (5% return before expenses)					1,000.00	1,018.00	1.40		7.02		1,000.00	1,019.30	1.15		5.77
TCH Emerging Markets Bond Fund
Actual					1,000.00	958.70	1.00		4.87		1,000.00	960.30	0.85		4.14
Hypothetical (5% return before expenses)					1,000.00	1,020.00	1.00		5.02		1,000.00	1,020.80	0.85		4.27
Alternative Strategies Fund
Actual					1,000.00	962.90	3.08		15.03		1,000.00	963.70	2.83		13.82
Hypothetical (5% return before expenses)					1,000.00	1,009.70	3.08		15.39		1,000.00	1,010.90	2.83		14.15
Global Long/Short Equity Fund
Actual					1,000.00	1,005.00	2.24	(2)	10.10	(2)	1,000.00	1,006.00	1.99	(2)	8.98	(2)
Hypothetical (5% return before expenses)					1,000.00	1,013.88	2.24	(3)	11.19	(3)	1,000.00	1,016.05	1.99	(3)	9.95	(3)
Ultra Short Tax-Free Fund
Actual	1,000.00	1,002.60	0.55	2.74	1,000.00	1,002.60	0.55		2.75		1,000.00	1,002.80	0.30		1.50
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.77	1,000.00	1,022.30	0.55		2.77		1,000.00	1,023.50	0.30		1.51
Short Tax-Free Fund
Actual	1,000.00	1,010.80	0.55	2.75	1,000.00	1,010.80	0.55		2.74		1,000.00	1,011.60	0.40		2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.77	1,000.00	1,022.30	0.55		2.77		1,000.00	1,023.00	0.40		2.01
Short-Term Income Fund
Actual	1,000.00	1,005.10	0.60	2.99	1,000.00	1,005.10	0.60		2.97		1,000.00	1,006.40	0.35		1.75
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.02	1,000.00	1,022.00	0.60		3.02		1,000.00	1,023.30	0.35		1.76
Intermediate Tax-Free Fund
Actual	1,000.00	1,028.60	0.55	2.77	1,000.00	1,028.60	0.55		2.77		1,000.00	1,029.70	0.32		1.61
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.77	1,000.00	1,022.30	0.55		2.77		1,000.00	1,023.40	0.32		1.61
Mortgage Income Fund
Actual	1,000.00	1,018.70	0.80	4.02	1,000.00	1,018.70	0.80		4.03		1,000.00	1,018.80	0.55		2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.80	4.02	1,000.00	1,021.00	0.80		4.02		1,000.00	1,022.30	0.55		2.77
TCH Intermediate Income Fund
Actual					1,000.00	984.90	0.80		3.95		1,000.00	985.20	0.55		2.72
Hypothetical (5% return before expenses)					1,000.00	1,021.00	0.80		4.02		1,000.00	1,022.30	0.55		2.77
TCH Corporate Income Fund
Actual	1,000.00	970.70	0.59	2.90	1,000.00	970.70	0.59		2.89		1,000.00	970.50	0.46		2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.59	2.97	1,000.00	1,022.10	0.59		2.97		1,000.00	1,022.70	0.46		2.31

Expense Example (continued)

	Investor				Advisor						Institutional/Premier
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)		Expenses paid during period 9/1/15- 2/29/16(1)		Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
TCH Core Plus Bond Fund
Actual	$1,000.00	$991.90	0.58%	$2.88	$1,000.00	$991.90	0.58%		$2.89		$1,000.00	$993.20	0.33%	$1.65
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,022.10	0.58		2.92		1,000.00	1,023.30	0.33	1.66
Monegy High Yield Bond Fund
Actual					1,000.00	968.90	0.90		4.41		1,000.00	970.10	0.65	3.18
Hypothetical (5% return before expenses)					1,000.00	1,020.50	0.90		4.52		1,000.00	1,021.80	0.65	3.27
Government Money Market Fund
Actual	1,000.00	1,000.10	0.20	0.98							1,000.00	1,000.20	0.16	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01							1,000.00	1,024.20	0.16	0.81
Tax-Free Money Market Fund
Actual	1,000.00	1,000.30	0.13	0.64							1,000.00	1,000.30	0.13	0.64
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.13	0.65							1,000.00	1,024.40	0.13	0.65
Prime Money Market Fund
Actual	1,000.00	1,000.10	0.32	1.60							1,000.00	1,000.70	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.32	1.61							1,000.00	1,024.00	0.20	1.01

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 3/1/15	Ending account value 8/31/15	Annualized Expense Ratio(1)	Expenses paid during period 3/1/15- 8/31/15(1)	Beginning account value 3/1/15	Ending account value 8/31/15	Annualized Expense Ratio(1)		Expenses paid during period 3/1/15- 8/31/15(1)
Large-Cap Value Fund
Actual					$1,000.00	$929.80	0.60	(4)%	$0.99	(4)
Hypothetical (5% return before expenses)					1,000.00	1,022.04	0.60	(5)	2.99	(5)
Large-Cap Growth Fund
Actual					1,000.00	945.10	0.60	(4)	1.00	(4)
Hypothetical (5% return before expenses)					1,000.00	1,022.04	0.60	(5)	2.99	(5)
Mid-Cap Value Fund
Actual	$1,000.00	$911.90	1.48%	$7.03	1,000.00	915.30	0.83		3.95
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.48	7.42	1,000.00	1,020.90	0.83		4.17
Mid-Cap Growth Fund
Actual	1,000.00	835.20	1.49	6.81	1,000.00	837.80	0.84		3.85
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.49	7.47	1,000.00	1,020.80	0.84		4.22
Small-Cap Value Fund
Actual	1,000.00	915.50	1.49	7.09	1,000.00	918.60	0.84		4.02
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.49	7.47	1,000.00	1,020.80	0.84		4.22
Pyrford International Stock Fund
Actual	1,000.00	958.30	1.49	7.26	1,000.00	961.70	0.84		4.11
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.49	7.47	1,000.00	1,020.80	0.84		4.22

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2015 through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Expenses are equal to the Funds’ annualized expense ratios for the period September 17, 2015 (inception date) through February 29, 2016, multiplied by the average account value over the period, multiplied by 165/366 (to reflect the one-half year period).
(3)	Expenses are equal to the Funds’ annualized expense ratios for the period September 17, 2015 (inception date) through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(4)	Expenses are equal to the Funds’ annualized expense ratios for the period December 28, 2015 through February 29, 2016, multiplied by the average account value over the period, multiplied by 63/366 (to reflect the one-half year period).
(5)	Expenses are equal to the Funds’ annualized expense ratios for the period December 28, 2015 through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

February 29, 2016 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 96.8%

Consumer Discretionary — 14.4%

Apparel Retail — 0.5%
Foot Locker, Inc. (1)	7,874	$492,125

Apparel, Accessories & Luxury Goods — 2.1%
Carter’s, Inc. (1)	20,525	2,085,956

Automotive Retail — 2.9%
AutoZone, Inc. (1)(2)	2,806	2,173,443
O’Reilly Automotive, Inc. (1)(2)	2,766	720,045

		2,893,488

Cable & Satellite — 0.3%
Cable One, Inc.	590	252,856

Department Stores — 1.1%
Kohl’s Corp. (1)	22,671	1,058,056

Publishing — 2.9%
John Wiley & Sons, Inc., Class A (1)	21,262	925,535
Morningstar, Inc.	24,539	1,948,151

		2,873,686

Restaurants — 3.5%
McDonald’s Corp.	12,741	1,493,118
Panera Bread Co., Class A (1)(2)	9,866	2,044,235

		3,537,353

Specialty Stores — 1.1%
Sally Beauty Holdings, Inc. (2)	35,883	1,133,185

Total Consumer Discretionary		14,326,705

Consumer Staples — 20.5%

Agricultural Products — 1.0%
Bunge, Ltd.	20,801	1,034,226

Drug Retail — 0.3%
CVS Health Corp. (1)	2,949	286,554

Food Distributors — 1.6%
Sysco Corp. (1)	37,365	1,648,917

Food Retail — 1.4%
Kroger Co. (1)	34,552	1,378,970

Household Products — 4.6%
Church & Dwight Co., Inc. (1)	9,925	900,793
Clorox Co. (1)	10,208	1,290,496
Kimberly-Clark Corp.	9,444	1,230,553
Procter & Gamble Co.	2,984	239,585
Spectrum Brands Holdings, Inc. (1)	9,571	916,615

		4,578,042

Hypermarkets & Super Centers — 3.0%
Costco Wholesale Corp. (1)	8,573	1,286,207
Wal-Mart Stores, Inc. (1)	25,404	1,685,302

		2,971,509

Packaged Foods & Meats — 5.5%
ConAgra Foods, Inc. (1)	34,110	1,434,666
General Mills, Inc. (1)	27,609	1,624,790
Kellogg Co.	12,297	910,224
Pinnacle Foods, Inc.	26,669	1,151,834
Tyson Foods, Inc., Class A	6,283	406,824

		5,528,338

Soft Drinks — 3.1%
Dr. Pepper Snapple Group, Inc. (1)	13,060	1,195,382
PepsiCo, Inc.	19,305	1,888,415

		3,083,797

Total Consumer Staples		20,510,353

Description	Shares	Value
Common Stocks (continued)

Energy — 1.5%

Oil & Gas-Equipment & Services — 1.5%
Schlumberger, Ltd. (1)	21,518	$1,543,271

Financials — 21.2%

Consumer Finance — 1.2%
Synchrony Financial (2)	43,606	1,175,182

Diversified Banks — 1.6%
Wells Fargo & Co. (1)	35,341	1,658,200

Investment Banking & Brokerage — 1.0%
TD Ameritrade Holding Corp. (1)	35,698	1,020,249

Life & Health Insurance — 1.3%
Aflac, Inc. (1)	15,722	935,773
Lincoln National Corp.	10,488	383,127

		1,318,900

Office REIT’s — 1.4%
Equity Commonwealth, REIT (1)(2)	51,760	1,378,369

Property & Casualty Insurance — 6.9%
Allied World Assurance Co. Holdings AG (1)	45,270	1,466,295
Aspen Insurance Holdings, Ltd.	28,706	1,282,871
Axis Capital Holdings, Ltd. (1)	32,027	1,720,170
Travelers Cos., Inc. (1)	13,416	1,442,488
White Mountains Insurance Group, Ltd. (1)	1,240	950,907

		6,862,731

Regional Banks — 2.3%
Bank of Hawaii Corp.	8,844	561,594
Huntington Bancshares, Inc. (1)	75,409	659,829
PNC Financial Services Group, Inc.	4,203	341,746
Regions Financial Corp. (1)	47,875	360,020
Zions Bancorporation (1)	15,851	337,943

		2,261,132

Reinsurance — 3.6%
Everest Re Group, Ltd.	10,681	1,988,054
Validus Holdings, Ltd. (1)	35,183	1,580,069

		3,568,123

Specialized Finance — 1.9%
CBOE Holdings, Inc.	29,870	1,866,875

Total Financials		21,109,761

Healthcare — 10.2%

Healthcare Equipment — 1.3%
Hill-Rom Holdings, Inc. (1)	5,623	260,626
Varian Medical Systems, Inc. (1)(2)	13,632	1,066,295

		1,326,921

Healthcare Services — 3.2%
Express Scripts Holding Co. (1)(2)	21,991	1,547,727
Laboratory Corporation of America Holdings (1)(2)	3,522	386,856
MEDNAX, Inc. (1)(2)	18,875	1,265,380

		3,199,963

Managed Healthcare — 0.8%
Anthem, Inc.	6,011	785,578

Pharmaceuticals — 4.9%
Johnson & Johnson (1)	20,083	2,112,932
Merck & Co., Inc. (1)	21,689	1,089,005
Pfizer, Inc. (1)	56,855	1,686,888

		4,888,825

Total Healthcare		10,201,287

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials — 1.0%

Environmental & Facilities Services — 1.0%
Waste Management, Inc. (1)	18,216	$1,017,364

Information Technology — 8.5%

Application Software — 0.5%
Citrix Systems, Inc. (1)(2)	7,141	504,512

Communications Equipment — 1.6%
Cisco Systems, Inc. (1)	62,412	1,633,946

Consulting & Other Services — 1.5%
Amdocs, Ltd.	26,484	1,503,232

Data Processing & Outsourced Services — 1.1%
Genpact, Ltd. (2)	39,498	1,043,932

Electronic Components — 0.7%
Dolby Laboratories, Inc., Class A (1)	17,286	682,797

Internet Software & Services — 0.9%
eBay, Inc. (2)	16,407	390,487
VeriSign, Inc. (1)(2)	5,446	460,132

		850,619

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	13,297	1,285,687
NetApp, Inc. (1)	38,316	951,769

		2,237,456

Total Information Technology		8,456,494

Materials — 1.3%

Metal & Glass Containers — 0.3%
Silgan Holdings, Inc. (1)	5,591	286,427

Paper Packaging — 1.0%
Avery Dennison Corp.	16,063	1,046,022

Total Materials		1,332,449

Telecommunication Services — 4.2%

Integrated Telecommunication Services — 4.2%
AT&T, Inc. (1)	56,438	2,085,384
Verizon Communications, Inc. (1)	42,183	2,139,944

Total Telecommunication Services		4,225,328

Utilities — 14.0%

Electric Utilities — 7.9%
American Electric Power Co., Inc.	27,425	1,693,494
Edison International (1)	27,922	1,903,163
Entergy Corp. (1)	24,063	1,737,589
Exelon Corp. (1)	22,970	723,325
Southern Co. (1)	24,087	1,160,512
Xcel Energy, Inc.	16,570	655,178

		7,873,261

Multi-Utilities — 4.1%
Ameren Corp. (1)	9,359	439,405
Consolidated Edison, Inc. (1)	20,445	1,431,354
DTE Energy Co. (1)	2,722	228,975
PG&E Corp.	35,657	2,022,822

		4,122,556

Water Utilities — 2.0%
American Water Works Co., Inc.	30,095	1,950,758

Total Utilities		13,946,575

Total Common Stocks (identified cost $89,564,156)		96,669,587

Description	Shares	Value
Short-Term Investments — 46.5%

Collateral Pool Investments for Securities on Loan — 44.5%

Collateral pool allocation (3)		$44,437,641

Mutual Funds — 2.0%
BMO Prime Money Market Fund —Premier Class, 0.310% (4)	1,983,408	1,983,408

Total Short-Term Investments (identified cost $46,421,049)		46,421,049

Total Investments — 143.3% (identified cost $135,985,205)		143,090,636
Other Assets and Liabilities — (43.3)%		(43,265,993)

Total Net Assets — 100.0%		$99,824,643

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	14.4%
Consumer Staples	20.5
Energy	1.5
Financials	21.2
Healthcare	10.2
Industrials	1.0
Information Technology	8.5
Materials	1.3
Telecommunication Services	4.2
Utilities	14.0
Other Assets & Liabilities, Net	3.2

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 10.6%

Advertising — 1.6%
Omnicom Group, Inc. (1)	22,820	$1,775,624

Automobile Manufacturers — 1.7%
Ford Motor Co. (1)	62,782	785,403
General Motors Co.	38,381	1,129,936

		1,915,339

Cable & Satellite — 1.0%
Comcast Corp., Class A	18,195	1,050,397

Department Stores — 0.8%
Kohl’s Corp. (1)	19,728	920,706

General Merchandise Stores — 1.8%
Target Corp. (1)	25,522	2,002,201

Home Furnishings — 0.6%
Leggett & Platt, Inc.	14,275	637,522

Home Improvement Retail — 1.7%
Home Depot, Inc.	15,164	1,882,156

Hotels, Resorts & Cruise Lines — 1.4%
Carnival Corp. (1)	19,571	938,625
Wyndham Worldwide Corp. (1)	7,887	574,489

		1,513,114

Total Consumer Discretionary		11,697,059

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 7.4%

Hypermarkets & Super Centers — 1.3%
Wal-Mart Stores, Inc. (1)	21,848	$1,449,396

Packaged Foods & Meats — 0.6%
General Mills, Inc. (1)	11,291	664,476

Soft Drinks — 2.3%
Dr. Pepper Snapple Group, Inc. (1)	11,019	1,008,569
PepsiCo, Inc.	14,783	1,446,073

		2,454,642

Tobacco — 3.2%
Altria Group, Inc. (1)	48,359	2,977,464
Philip Morris International, Inc. (1)	6,219	566,115

		3,543,579

Total Consumer Staples		8,112,093

Energy — 5.0%

Integrated Oil & Gas — 1.3%
Chevron Corp. (1)	17,551	1,464,456

Oil & Gas-Drilling — 0.7%
Helmerich & Payne, Inc. (1)	14,856	786,922

Oil & Gas-Equipment & Services — 0.6%
Schlumberger, Ltd. (1)	8,240	590,973

Oil & Gas-Refining & Marketing — 2.4%
Marathon Petroleum Corp. (1)	15,211	520,977
Valero Energy Corp. (1)	35,281	2,119,682

		2,640,659

Total Energy		5,483,010

Financials — 18.1%

Asset Management & Custody Banks — 1.7%
Ameriprise Financial, Inc. (1)	22,976	1,928,835

Consumer Finance — 1.6%
Discover Financial Services (1)	22,117	1,026,671
Navient Corp.	69,096	748,310

		1,774,981

Diversified Banks — 5.3%
JPMorgan Chase & Co. (1)	42,727	2,405,530
Wells Fargo & Co. (1)	73,141	3,431,776

		5,837,306

Hotel & Resort REIT’s — 1.2%
Host Hotels & Resorts, Inc. (1)	86,430	1,323,243

Life & Health Insurance — 0.9%
Aflac, Inc. (1)	9,422	560,798
MetLife, Inc.	11,715	463,445

		1,024,243

Multi-line Insurance — 1.0%
American International Group, Inc. (1)	9,513	477,552
Assurant, Inc.	8,038	571,502

		1,049,054

Property & Casualty Insurance — 1.9%
Progressive Corp. (1)	22,025	703,038
Travelers Cos., Inc. (1)	12,446	1,338,194

		2,041,232

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 1.1%
Fifth Third Bancorp	36,798	$561,538
Keycorp	58,733	619,633

		1,181,171

Residential REIT’s — 1.0%
Equity Residential	15,182	1,130,907

Retail REIT’s — 2.4%
Kimco Realty Corp. (1)	97,208	2,600,314

Total Financials		19,891,286

Healthcare — 12.9%

Biotechnology — 2.6%
AbbVie, Inc. (1)	28,740	1,569,491
Amgen, Inc.	5,745	817,399
Gilead Sciences, Inc. (1)	5,629	491,130

		2,878,020

Managed Healthcare — 1.1%
UnitedHealth Group, Inc. (1)	10,287	1,225,182

Pharmaceuticals — 9.2%
Eli Lilly & Co.	6,959	501,048
Johnson & Johnson (1)	36,847	3,876,673
Merck & Co., Inc. (1)	37,003	1,857,920
Pfizer, Inc. (1)	128,910	3,824,760

		10,060,401

Total Healthcare		14,163,603

Industrials — 7.9%

Aerospace & Defense — 4.0%
Boeing Co. (1)	20,680	2,443,963
General Dynamics Corp.	4,120	561,432
Honeywell International, Inc.	7,658	776,138
Lockheed Martin Corp.	2,976	642,191

		4,423,724

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B (1)	5,788	558,832

Electrical Components & Equipment — 0.6%
Emerson Electric Co. (1)	13,441	656,324

Environmental & Facilities Services — 1.2%
Waste Management, Inc. (1)	23,191	1,295,217

Industrial Machinery — 1.0%
Dover Corp.	10,413	632,902
Stanley Black & Decker, Inc.	5,481	515,269

		1,148,171

Research & Consulting Services — 0.6%
Nielsen Holdings NV	12,151	611,681

Total Industrials		8,693,949

Information Technology — 15.5%

Communications Equipment — 2.7%
Cisco Systems, Inc. (1)	114,027	2,985,227

Data Processing & Outsourced Services — 1.0%
Western Union Co. (1)	59,739	1,090,834

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	31,211	588,952

Semiconductors — 4.7%
Intel Corp. (1)	102,016	3,018,653
Microchip Technology, Inc. (1)	38,099	1,695,024
Texas Instruments, Inc. (1)	9,778	518,430

		5,232,107

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 3.6%
Microsoft Corp.	77,225	$3,929,208

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	27,369	2,646,308
Western Digital Corp. (1)	14,126	614,905

		3,261,213

Total Information Technology		17,087,541

Materials — 6.9%

Commodity Chemicals — 2.3%
LyondellBasell Industries NV, Class A	31,936	2,561,586

Diversified Chemicals — 2.3%
Dow Chemical Co.	52,183	2,536,616

Paper Packaging — 1.8%
Avery Dennison Corp.	29,831	1,942,595

Steel — 0.5%
Nucor Corp. (1)	15,749	619,566

Total Materials		7,660,363

Telecommunication Services — 6.1%

Integrated Telecommunication Services — 6.1%
AT&T, Inc. (1)	50,809	1,877,393
CenturyLink, Inc.	24,469	748,507
Verizon Communications, Inc. (1)	80,584	4,088,026

Total Telecommunication Services		6,713,926

Utilities — 7.4%

Electric Utilities — 4.9%
American Electric Power Co., Inc. (1)	38,524	2,378,857
Entergy Corp.	11,878	857,711
Exelon Corp. (1)	66,712	2,100,761

		5,337,329

Multi-Utilities — 2.5%
Ameren Corp. (1)	32,586	1,529,913
PG&E Corp.	22,424	1,272,113

		2,802,026

Total Utilities		8,139,355

Total Common Stocks (identified cost $96,941,372)		107,642,185

Short-Term Investments — 50.1%

Collateral Pool Investments for Securities on Loan — 48.4%

Collateral pool allocation (3)		53,217,171

Mutual Funds — 1.7%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	1,864,911	1,864,911

Total Short-Term Investments (identified cost $55,082,082)		55,082,082

Total Investments — 147.9% (identified cost $152,023,454)		162,724,267
Other Assets and Liabilities — (47.9)%		(52,696,953)

Total Net Assets — 100.0%		$110,027,314

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	10.6%
Consumer Staples	7.4
Energy	5.0
Financials	18.1
Healthcare	12.9
Industrials	7.9
Information Technology	15.5
Materials	6.9
Telecommunication Services	6.1
Utilities	7.4
Other Assets & Liabilities, Net	2.2

Total	100.0%

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 7.4%

Apparel Retail — 0.8%
Foot Locker, Inc. (1)	33,594	$2,099,625

Auto Parts & Equipment — 1.8%
Lear Corp.	44,551	4,515,244

Automobile Manufacturers — 0.5%
General Motors Co. (1)	41,576	1,223,998

Cable & Satellite — 2.1%
Comcast Corp., Class A (1)	93,748	5,412,072

Home Improvement Retail — 0.9%
Home Depot, Inc.	17,619	2,186,870

Homefurnishing Retail — 1.3%
Bed Bath & Beyond, Inc. (1)(2)	70,715	3,390,784

Total Consumer Discretionary		18,828,593

Consumer Staples — 8.2%

Drug Retail — 1.5%
CVS Health Corp. (1)	40,527	3,938,009

Food Retail — 1.7%
Kroger Co. (1)	105,661	4,216,930

Hypermarkets & Super Centers — 1.8%
Wal-Mart Stores, Inc. (1)	69,758	4,627,746

Packaged Foods & Meats — 1.1%
Tyson Foods, Inc., Class A	44,735	2,896,591

Soft Drinks — 2.1%
Dr. Pepper Snapple Group, Inc. (1)	41,702	3,816,984
PepsiCo, Inc.	16,484	1,612,465

		5,429,449

Total Consumer Staples		21,108,725

Energy — 12.0%

Integrated Oil & Gas — 5.8%
Chevron Corp. (1)	22,527	1,879,653
Exxon Mobil Corp. (1)	162,917	13,057,797

		14,937,450

Oil & Gas-Drilling — 1.6%
Helmerich & Payne, Inc. (1)	76,391	4,046,431

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund  (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Equipment & Services — 2.0%
FMC Technologies, Inc. (1)(2)	145,511	$3,569,385
Halliburton Co.	34,835	1,124,474
Oceaneering International, Inc.	15,042	415,460

		5,109,319

Oil & Gas-Exploration & Production — 0.5%
EOG Resources, Inc. (1)	19,789	1,281,140

Oil & Gas-Refining & Marketing — 2.1%
Marathon Petroleum Corp. (1)	67,793	2,321,910
Valero Energy Corp. (1)	51,736	3,108,299

		5,430,209

Total Energy		30,804,549

Financials — 26.5%

Asset Management & Custody Banks — 1.4%
Ameriprise Financial, Inc. (1)	42,866	3,598,601

Consumer Finance — 4.0%
Capital One Financial Corp. (1)	58,655	3,855,393
Discover Financial Services (1)	98,650	4,579,333
Synchrony Financial (2)	67,072	1,807,590

		10,242,316

Diversified Banks — 6.8%
Citigroup, Inc.	187,951	7,301,896
Wells Fargo & Co. (1)	218,066	10,231,657

		17,533,553

Hotel & Resort REIT’s — 0.5%
Host Hotels & Resorts, Inc. (1)	91,207	1,396,379

Life & Health Insurance — 1.3%
Lincoln National Corp. (1)	93,117	3,401,564

Multi-Line Insurance — 2.0%
American International Group, Inc. (1)	100,361	5,038,122

Office REIT’s — 0.8%
Boston Properties, Inc. (1)	16,819	1,919,721

Property & Casualty Insurance — 2.2%
Travelers Cos., Inc. (1)	52,393	5,633,295

Regional Banks — 3.8%
Fifth Third Bancorp	264,610	4,037,949
Huntington Bancshares, Inc. (1)	75,208	658,070
Keycorp	358,740	3,784,707
PNC Financial Services Group, Inc.	13,875	1,128,176

		9,608,902

Reinsurance — 2.5%
Everest Re Group, Ltd.	24,677	4,593,130
Reinsurance Group of America, Inc.	19,588	1,764,879

		6,358,009

Residential REIT’s — 1.2%
Equity Residential	31,873	2,374,220
Essex Property Trust, Inc. (1)	3,928	822,052

		3,196,272

Total Financials		67,926,734

Healthcare — 10.2%

Biotechnology — 1.7%
Amgen, Inc. (1)	23,111	3,288,233
Gilead Sciences, Inc. (1)	12,253	1,069,075

		4,357,308

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.6%
HCA Holdings, Inc. (1)(2)	22,953	$1,588,577

Pharmaceuticals — 7.9%
Johnson & Johnson (1)	114,271	12,022,452
Pfizer, Inc. (1)	272,099	8,073,177

		20,095,629

Total Healthcare		26,041,514

Industrials — 8.1%

Aerospace & Defense — 3.9%
Boeing Co. (1)	33,757	3,989,402
General Dynamics Corp.	43,479	5,924,884

		9,914,286

Airlines — 1.0%
Alaska Air Group, Inc. (1)	12,898	953,162
Southwest Airlines Co.	35,664	1,496,105

		2,449,267

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc. (1)(2)	53,740	2,077,051

Human Resource & Employment Services — 0.9%
ManpowerGroup, Inc. (1)	13,454	1,041,877
Robert Half International, Inc.	29,061	1,144,713

		2,186,590

Industrial Conglomerates — 0.4%
Danaher Corp. (1)	12,949	1,155,957

Industrial Machinery — 0.6%
Dover Corp.	27,242	1,655,769

Trading Companies & Distributors — 0.5%
United Rentals, Inc. (1)(2)	27,129	1,399,042

Total Industrials		20,837,962

Information Technology — 11.4%

Communications Equipment — 4.4%
Brocade Communications Systems, Inc.	236,036	2,343,837
Cisco Systems, Inc. (1)	303,310	7,940,656
Juniper Networks, Inc.	44,564	1,100,731

		11,385,224

Consulting & Other Services — 1.2%
Amdocs, Ltd. (1)	52,997	3,008,110

Electronic Manufacturing Services — 0.6%
Flextronics International, Ltd. (1)(2)	143,495	1,558,356

Semiconductor Equipment — 0.3%
Teradyne, Inc.	38,776	739,846

Semiconductors — 3.0%
Intel Corp. (1)	257,170	7,609,660

Technology Distributors — 0.4%
Ingram Micro, Inc., Class A (1)	28,455	1,018,689

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	39,996	3,867,213

Total Information Technology		29,187,098

Materials — 5.5%

Commodity Chemicals — 1.6%
LyondellBasell Industries NV, Class A (1)	52,471	4,208,699

Diversified Chemicals — 2.3%
Dow Chemical Co.	118,431	5,756,931

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Large-Cap Value Fund  (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Paper Packaging — 1.6%
Avery Dennison Corp.	40,437	$2,633,258
International Paper Co. (1)	39,462	1,408,793

		4,042,051

Total Materials		14,007,681

Telecommunication Services — 1.7%

Integrated Telecommunication Services — 1.7%
Verizon Communications, Inc. (1)	85,601	4,342,539

Utilities — 7.1%

Electric Utilities — 5.0%
American Electric Power Co., Inc.	93,293	5,760,843
Entergy Corp.	38,136	2,753,800
Exelon Corp. (1)	130,247	4,101,478

		12,616,121

Multi-Utilities — 2.1%
Ameren Corp. (1)	27,075	1,271,171
PG&E Corp.	40,049	2,271,980
Public Service Enterprise Group, Inc.	44,110	1,881,733

		5,424,884

Total Utilities		18,041,005

Total Common Stocks (identified cost $237,588,375)		251,126,400
Short-Term Investments — 47.3%

Collateral Pool Investments for Securities on Loan — 46.1%

Collateral pool allocation (3)		118,168,144

Mutual Funds — 1.2%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	3,040,230	3,040,230

Total Short-Term Investments (identified cost $121,208,374)		121,208,374

Total Investments — 145.4% (identified cost $358,796,749)		372,334,774
Other Assets and Liabilities — (45.4)%		(116,320,914)

Total Net Assets — 100.0%		$256,013,860

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	7.4%
Consumer Staples	8.2
Energy	12.0
Financials	26.5
Healthcare	10.2
Industrials	8.1
Information Technology	11.4
Materials	5.5
Telecommunication Services	1.7
Utilities	7.1
Other Assets & Liabilities, Net	1.9

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.6%

Consumer Discretionary — 18.5%

Auto Parts & Equipment — 1.0%
Lear Corp.	19,485	$1,974,805

Automotive Retail — 0.5%
O’Reilly Automotive, Inc. (1)(2)	4,259	1,108,703

Broadcasting — 0.5%
Scripps Networks Interactive, Inc., Class A	16,585	982,495

Cable & Satellite — 4.8%
Comcast Corp., Class A (1)	91,250	5,267,862
DISH Network Corp., Class A (1)(2)	20,783	979,503
Sirius XM Holdings, Inc. (1)(2)	974,015	3,623,336

		9,870,701

Footwear — 2.6%
NIKE, Inc., Class B	85,121	5,242,602

Home Improvement Retail — 1.6%
Home Depot, Inc.	26,555	3,296,007

Internet Retail — 3.9%
Amazon.com, Inc. (1)(2)	6,425	3,549,941
Expedia, Inc.	32,461	3,379,515
Priceline Group, Inc. (2)	792	1,002,046

		7,931,502

Leisure Facilities — 0.3%
Six Flags Entertainment Corp.	10,372	527,520

Movies & Entertainment — 1.1%
Walt Disney Co. (1)	23,409	2,236,028

Restaurants — 2.2%
McDonald’s Corp.	3,273	383,563
Starbucks Corp. (1)	69,621	4,052,638

		4,436,201

Total Consumer Discretionary		37,606,564

Consumer Staples — 8.6%

Drug Retail — 1.9%
CVS Health Corp. (1)	38,873	3,777,289

Packaged Foods & Meats — 3.5%
Post Holdings, Inc. (1)(2)	58,328	4,051,463
Tyson Foods, Inc., Class A	47,673	3,086,827

		7,138,290

Soft Drinks — 3.2%
PepsiCo, Inc.	66,698	6,524,398

Total Consumer Staples		17,439,977

Energy — 0.7%

Oil & Gas-Refining & Marketing — 0.7%
Tesoro Corp.	18,054	1,456,597

Financials — 6.6%

Life & Health Insurance — 1.3%
Prudential Financial, Inc.	39,663	2,621,328

Office REIT’s — 1.2%
Digital Realty Trust, Inc. (1)	32,122	2,539,886

Regional Banks — 1.8%
Signature Bank (1)(2)	27,524	3,565,734

Reinsurance — 0.4%
Reinsurance Group of America, Inc.	9,724	876,132

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Residential REIT’s — 1.3%
Equity Lifestyle Properties, Inc. (1)	36,967	$2,593,605

Retail REIT’s — 0.6%
Realty Income Corp.	22,429	1,312,994

Total Financials		13,509,679

Healthcare — 18.1%

Biotechnology — 7.4%
Amgen, Inc. (1)	37,057	5,272,470
Celgene Corp. (1)(2)	45,032	4,540,577
Gilead Sciences, Inc. (1)	60,752	5,300,612

		15,113,659

Healthcare Distributors — 0.4%
AmerisourceBergen Corp. (1)	10,325	894,352

Healthcare Equipment — 4.6%
C.R. Bard, Inc. (1)	11,313	2,176,395
Hologic, Inc. (2)	101,574	3,517,507
Medtronic PLC (1)	46,694	3,613,649

		9,307,551

Healthcare Supplies — 0.3%
Align Technology, Inc. (1)(2)	8,029	530,155

Healthcare Technology — 0.7%
athenahealth, Inc. (1)(2)	11,521	1,487,015

Life Sciences Tools & Services — 1.0%
Waters Corp. (1)(2)	17,156	2,064,038

Managed Healthcare — 2.5%
Molina Healthcare, Inc. (1)(2)	42,563	2,640,609
UnitedHealth Group, Inc. (1)	19,484	2,320,544

		4,961,153

Pharmaceuticals — 1.2%
Johnson & Johnson (1)	22,335	2,349,865

Total Healthcare		36,707,788

Industrials — 8.6%

Aerospace & Defense — 1.8%
TransDigm Group, Inc. (1)(2)	17,198	3,673,149

Airlines — 1.7%
JetBlue Airways Corp. (1)(2)	153,579	3,378,738

Building Products — 0.6%
Masco Corp. (1)	43,306	1,221,229

Diversified Support Services — 1.0%
Cintas Corp. (1)	23,546	1,977,629

Electrical Components & Equipment — 2.2%
Acuity Brands, Inc. (1)	21,577	4,518,871

Industrial Conglomerates — 0.6%
Danaher Corp. (1)	15,038	1,342,442

Security & Alarm Services — 0.7%
ADT Corp. (1)	33,791	1,364,143

Total Industrials		17,476,201

Information Technology — 32.8%

Application Software — 4.1%
Cadence Design Systems, Inc. (1)(2)	143,975	3,102,661
Factset Research Systems, Inc.	21,398	3,220,185
Synopsys, Inc. (1)(2)	46,216	2,068,166

		8,391,012

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 2.9%
Cisco Systems, Inc.	125,193	$3,277,553
F5 Networks, Inc. (1)(2)	15,222	1,463,900
Palo Alto Networks, Inc. (1)(2)	7,666	1,109,960

		5,851,413

Consulting & Other Services — 0.4%
Cognizant Technology Solutions Corp., Class A (2)	15,590	888,318

Data Processing & Outsourced Services — 4.6%
Global Payments, Inc. (1)	20,097	1,224,912
MasterCard, Inc., Class A (1)	41,116	3,573,803
Total System Services, Inc. (1)	22,277	970,831
Visa, Inc., Class A (1)	48,512	3,511,784

		9,281,330

Internet Software & Services — 10.2%
Alphabet, Inc., Class A (2)	5,493	3,939,690
Alphabet, Inc., Class C (2)	10,241	7,145,863
Facebook, Inc., Class A (2)	47,510	5,079,769
VeriSign, Inc. (1)(2)	53,325	4,505,429

		20,670,751

Semiconductors — 1.7%
Microchip Technology, Inc. (1)	33,008	1,468,526
NVIDIA Corp.	65,623	2,057,937

		3,526,463

Systems Software — 4.2%
Microsoft Corp.	122,404	6,227,915
Oracle Corp.	41,570	1,528,945
Red Hat, Inc. (2)	10,805	706,107

		8,462,967

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	99,402	9,611,179

Total Information Technology		66,683,433

Materials — 1.1%

Commodity Chemicals — 1.1%
LyondellBasell Industries NV, Class A	27,740	2,225,025

Telecommunication Services — 3.6%

Integrated Telecommunication Services — 3.6%
AT&T, Inc. (1)	95,447	3,526,767
Verizon Communications, Inc. (1)	75,237	3,816,773

Total Telecommunication Services		7,343,540

Total Common Stocks (identified cost $166,735,269)		200,448,804

Short-Term Investments — 48.6%

Collateral Pool Investments for Securities on Loan — 47.3%

Collateral pool allocation (3)		96,041,875

Mutual Funds — 1.3%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	2,632,847	2,632,847

Total Short-Term Investments (identified cost $98,674,722)		98,674,722

Total Investments — 147.2% (identified cost $265,409,991)		299,123,526
Other Assets and Liabilities — (47.2)%		(95,903,479)

Total Net Assets — 100.0%		$203,220,047

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	18.5%
Consumer Staples	8.6
Energy	0.7
Financials	6.6
Healthcare	18.1
Industrials	8.6
Information Technology	32.8
Materials	1.1
Telecommunication Services	3.6
Other Assets & Liabilities, Net	1.4

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.7%

Consumer Discretionary — 9.5%

Advertising — 1.7%
The Interpublic Group of Cos., Inc.	186,230	$3,983,460

Apparel, Accessories & Luxury Goods — 1.3%
Michael Kors Holdings, Ltd. (1)(2)	57,220	3,241,513

Auto Parts & Equipment — 1.4%
Visteon Corp.	46,670	3,263,166

Automotive Retail — 1.6%
Advance Auto Parts, Inc. (1)	25,600	3,800,064

Catalog Retail — 1.7%
Liberty Interactive Corp QVC Group (2)	165,247	4,193,969

Department Stores — 0.9%
Kohl’s Corp. (1)	48,142	2,246,787

Homebuilding — 0.9%
TRI Pointe Group, Inc. (1)(2)	201,710	2,079,630

Total Consumer Discretionary		22,808,589

Consumer Staples — 2.7%

Agricultural Products — 1.0%
Darling Ingredients, Inc. (1)(2)	263,299	2,372,324

Brewers — 1.2%
Molson Coors Brewing Co., Class B (1)	34,730	2,961,427

Personal Products — 0.5%
Edgewell Personal Care Co. (1)	16,700	1,276,715

Total Consumer Staples		6,610,466

Energy — 6.2%

Oil & Gas-Equipment & Services — 1.1%
Weatherford International PLC (1)(2)	425,350	2,722,240

Oil & Gas-Exploration & Production — 5.1%
Cimarex Energy Co. (1)	26,600	2,235,198
EQT Corp. (1)	59,800	3,333,252
Newfield Exploration Co. (2)	75,500	2,055,865
Noble Energy, Inc. (1)	157,200	4,637,400

		12,261,715

Total Energy		14,983,955

Description	Shares	Value
Common Stocks (continued)

Financials — 32.4%

Asset Management & Custody Banks — 3.4%
Ameriprise Financial, Inc. (1)	45,730	$3,839,033
Invesco, Ltd. (1)	164,000	4,385,360

		8,224,393

Consumer Finance — 5.0%
Ally Financial, Inc. (1)(2)	245,600	4,317,648
Discover Financial Services (1)	99,440	4,616,005
Synchrony Financial (2)	114,620	3,089,009

		12,022,662

Diversified REIT’s — 2.6%
Duke Realty Corp. (1)	301,300	6,230,884

Life & Health Insurance — 1.6%
Lincoln National Corp.	107,100	3,912,363

Property & Casualty Insurance — 1.7%
Axis Capital Holdings, Ltd. (1)	77,420	4,158,228

Real Estate Operating Companies — 2.0%
Forest City Realty Trust, Inc., Class A (2)	254,250	4,741,763

Regional Banks — 6.7%
East West Bancorp, Inc.	134,430	4,028,867
Fifth Third Bancorp	258,700	3,947,762
Huntington Bancshares, Inc. (1)	481,850	4,216,188
Regions Financial Corp. (1)	524,900	3,947,248

		16,140,065

Reinsurance — 4.0%
Reinsurance Group of America, Inc.	58,550	5,275,355
Validus Holdings, Ltd.	98,910	4,442,048

		9,717,403

Residential REIT’s — 3.9%
Mid-America Apartment Communities, Inc. (1)	44,500	4,002,330
UDR, Inc. (1)	156,500	5,372,645

		9,374,975

Retail REIT’s — 1.5%
Brixmor Property Group, Inc. (1)	154,205	3,613,023

Total Financials		78,135,759

Healthcare — 5.8%

Healthcare Distributors — 2.4%
Cardinal Health, Inc. (1)	69,900	5,710,830

Healthcare Services — 1.8%
Laboratory Corporation of America Holdings (1)(2)	41,000	4,503,440

Managed Healthcare — 1.6%
Cigna Corp.	27,100	3,783,431

Total Healthcare		13,997,701

Industrials — 13.8%

Aerospace & Defense — 3.4%
L-3 Communications Holdings, Inc.	35,300	4,141,043
Spirit Aerosystems Holdings, Inc., Class A (1)(2)	85,490	3,932,540

		8,073,583

Agricultural & Farm Machinery — 1.8%
AGCO Corp. (1)	84,900	4,201,701

Airlines — 1.5%
United Continental Holdings, Inc. (2)	64,119	3,671,454

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Engineering — 2.9%
Fluor Corp.	73,100	$3,365,524
Jacobs Engineering Group, Inc. (1)(2)	95,000	3,671,750

		7,037,274

Electrical Components & Equipment — 1.6%
Regal Beloit Corp.	68,700	3,749,646

Industrial Machinery — 1.3%
Dover Corp.	26,411	1,605,261
Parker-Hannifin Corp. (1)	16,090	1,628,308

		3,233,569

Trading Companies & Distributors — 1.3%
WESCO International, Inc. (1)(2)	72,700	3,202,435

Total Industrials		33,169,662

Information Technology — 10.6%

Communications Equipment — 1.6%
ARRIS Group, Inc. (1)(2)	156,000	3,726,840

Consulting & Other Services — 1.1%
Teradata Corp. (1)(2)	105,860	2,641,207

Data Processing & Outsourced Services — 1.3%
Western Union Co. (1)	173,700	3,171,762

Systems Software — 1.6%
Symantec Corp. (1)	197,350	3,810,828

Technology Distributors — 1.3%
Avnet, Inc.	77,900	3,205,585

Technology Hardware, Storage & Peripherals — 3.7%
NetApp, Inc. (1)	156,000	3,875,040
Seagate Technology PLC (1)	68,950	2,162,272
Western Digital Corp. (1)	66,400	2,890,392

		8,927,704

Total Information Technology		25,483,926

Materials — 8.7%

Metal & Glass Containers — 2.1%
Berry Plastics Group, Inc. (1)(2)	158,540	4,935,350

Paper Packaging — 1.2%
International Paper Co. (1)	78,500	2,802,450

Specialty Chemicals — 3.9%
Ashland, Inc. (1)	51,510	4,908,388
GCP Applied Technologies, Inc. (1)(2)	52,906	938,023
WR Grace & Co. (1)(2)	52,906	3,636,759

		9,483,170

Steel — 1.5%
Reliance Steel & Aluminum Co. (1)	59,400	3,616,866

Total Materials		20,837,836

Utilities — 8.0%

Electric Utilities — 3.8%
Edison International (1)	66,900	4,559,904
Great Plains Energy, Inc.	156,300	4,585,842

		9,145,746

Multi-Utilities — 4.2%
DTE Energy Co. (1)	62,000	5,215,440
Sempra Energy (1)	51,680	4,987,637

		10,203,077

Total Utilities		19,348,823

Total Common Stocks (identified cost $210,965,681)		235,376,717

Description	Shares	Value
Short-Term Investments — 50.3%

Collateral Pool Investments for Securities on Loan — 47.9%

Collateral pool allocation (3)		$115,481,432

Mutual Funds — 2.4%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	5,813,262	5,813,262

Total Short-Term Investments (identified cost $121,294,694)		121,294,694

Total Investments — 148.0% (identified cost $332,260,375)		356,671,411
Other Assets and Liabilities — (48.0)%		(115,724,020)

Total Net Assets — 100.0%		$240,947,391

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.5%
Consumer Staples	2.7
Energy	6.2
Financials	32.4
Healthcare	5.8
Industrials	13.8
Information Technology	10.6
Materials	8.7
Utilities	8.0
Other Assets & Liabilities, Net	2.3

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.6%

Consumer Discretionary — 21.9%

Apparel, Accessories & Luxury Goods — 2.3%
Hanesbrands, Inc. (1)	54,695	$1,558,261
Under Armour, Inc., Class A (1)(2)	9,600	803,424
VF Corp.	18,500	1,204,535

		3,566,220

Auto Parts & Equipment — 1.6%
Delphi Automotive PLC	13,200	880,176
Visteon Corp.	22,600	1,580,192

		2,460,368

Automotive Retail — 2.2%
Advance Auto Parts, Inc. (1)	9,300	1,380,492
O’Reilly Automotive, Inc. (1)(2)	8,070	2,100,782

		3,481,274

Casinos & Gaming — 1.3%
MGM Resorts International (1)(2)	107,500	2,034,975

General Merchandise Stores — 3.0%
Burlington Stores, Inc. (1)(2)	39,746	2,228,161
Dollar Tree, Inc. (1)(2)	31,000	2,487,750

		4,715,911

Homebuilding — 1.4%
TRI Pointe Group, Inc. (1)(2)	219,098	2,258,900

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Hotels, Resorts & Cruise Lines — 5.2%
Hilton Worldwide Holdings, Inc.	85,600	$1,778,768
Marriott International, Inc., Class A (1)	24,500	1,669,675
Norwegian Cruise Line Holdings, Ltd. (1)(2)	53,300	2,618,629
Wyndham Worldwide Corp. (1)	28,300	2,061,372

		8,128,444

Household Appliances — 0.9%
Whirlpool Corp.	9,200	1,428,944

Leisure Facilities — 1.5%
Vail Resorts, Inc. (1)	18,900	2,408,049

Leisure Products — 1.6%
Brunswick Corp. (1)	59,400	2,526,876

Restaurants — 0.9%
Restaurant Brands International, Inc.	40,700	1,426,942

Total Consumer Discretionary		34,436,903

Consumer Staples — 4.1%

Distillers & Vintners — 0.9%
Constellation Brands, Inc., Class A (1)	9,500	1,343,585

Food Retail — 0.7%
Sprouts Farmers Market, Inc. (1)(2)	38,140	1,086,227

Packaged Foods & Meats — 1.8%
Hain Celestial Group, Inc. (1)(2)	23,600	872,492
Hormel Foods Corp. (1)	20,300	862,953
WhiteWave Foods Co. (1)(2)	27,700	1,072,544

		2,807,989

Soft Drinks — 0.7%
Monster Beverage Corp. (1)(2)	9,000	1,129,500

Total Consumer Staples		6,367,301

Energy — 3.1%

Integrated Oil & Gas — 1.7%
InterOil Corp. (1)(2)	104,400	2,727,972

Oil & Gas-Storage & Transportation — 1.4%
Golar LNG, Ltd. (1)	118,200	2,166,606

Total Energy		4,894,578

Financials — 7.0%

Asset Management & Custody Banks — 1.0%
Ameriprise Financial, Inc.	18,800	1,578,260

Multi-Line Insurance — 0.8%
Hartford Financial Services Group, Inc. (1)	30,400	1,280,448

Real Estate Services — 1.0%
CBRE Group, Inc., Class A (2)	59,600	1,514,436

Regional Banks — 0.5%
Signature Bank (1)(2)	6,300	816,165

Specialized Finance — 1.5%
Intercontinental Exchange, Inc.	9,600	2,289,216

Specialized REIT’s — 1.7%
Equinix, Inc. (1)	5,200	1,579,188
Extra Space Storage, Inc.	13,700	1,125,455

		2,704,643

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp. (1)(2)	110,300	$754,452

Total Financials		10,937,620

Healthcare — 18.2%

Biotechnology — 2.5%
Incyte Corp. (1)(2)	10,400	764,400
Quintiles Transnational Holdings, Inc. (2)	28,313	1,775,508
Vertex Pharmaceuticals, Inc. (1)(2)	15,300	1,307,997

		3,847,905

Healthcare Distributors — 2.1%
AmerisourceBergen Corp.	19,200	1,663,104
Cardinal Health, Inc. (1)	20,400	1,666,680

		3,329,784

Healthcare Equipment — 3.6%
Hill-Rom Holdings, Inc. (1)	42,300	1,960,605
NxStage Medical, Inc. (1)(2)	114,400	1,704,560
STERIS PLC	32,100	2,064,672

		5,729,837

Healthcare Facilities — 1.6%
Acadia Healthcare Co., Inc. (1)(2)	43,972	2,436,489

Healthcare Services — 2.9%
Envision Healthcare Holdings, Inc. (1)(2)	61,028	1,342,006
Laboratory Corporation of America Holdings (1)(2)	13,500	1,482,840
MEDNAX, Inc. (1)(2)	26,300	1,763,152

		4,587,998

Healthcare Technology — 1.0%
Cerner Corp. (1)(2)	30,400	1,552,224

Managed Healthcare — 1.6%
Centene Corp. (1)(2)	43,400	2,472,064

Pharmaceuticals — 2.9%
Horizon Pharma PLC (1)(2)	102,005	1,750,406
Jazz Pharmaceuticals PLC (1)(2)	16,080	1,955,006
Perrigo Co. PLC	7,100	896,375

		4,601,787

Total Healthcare		28,558,088

Industrials — 12.6%

Aerospace & Defense — 0.8%
TransDigm Group, Inc. (1)(2)	5,500	1,174,690

Airlines — 1.2%
Southwest Airlines Co.	20,600	864,170
United Continental Holdings, Inc. (2)	16,600	950,516

		1,814,686

Building Products — 2.5%
Allegion PLC (1)	17,300	1,089,900
Builders FirstSource, Inc. (1)(2)	132,641	1,051,843
Fortune Brands Home & Security, Inc.	36,300	1,822,986

		3,964,729

Construction & Engineering — 0.7%
Dycom Industries, Inc. (2)	20,325	1,157,915

Construction Machinery & Heavy Trucks — 0.9%
Wabtec Corp. (1)	18,900	1,334,340

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 1.9%
AMETEK, Inc. (1)	30,625	$1,421,307
Roper Technologies, Inc. (1)	9,700	1,628,921

		3,050,228

Environmental & Facilities Services — 1.0%
Waste Connections, Inc.	26,600	1,640,422

Human Resource & Employment Services — 0.9%
Robert Half International, Inc.	35,500	1,398,345

Industrial Machinery — 0.8%
Middleby Corp. (1)(2)	13,400	1,240,840

Research & Consulting Services — 1.3%
Verisk Analytics, Inc., Class A (1)(2)	28,026	2,041,414

Trucking — 0.6%
J.B. Hunt Transport Services, Inc.	12,500	953,625

Total Industrials		19,771,234

Information Technology — 26.1%

Application Software — 2.1%
Cadence Design Systems, Inc. (1)(2)	78,400	1,689,520
PTC, Inc. (2)	52,200	1,613,502

		3,303,022

Communications Equipment — 0.9%
Palo Alto Networks, Inc. (1)(2)	9,460	1,369,713

Consulting & Other Services — 0.7%
Leidos Holdings, Inc. (1)	24,600	1,063,212

Data Processing & Outsourced Services — 10.1%
Alliance Data Systems Corp. (1)(2)	11,300	2,374,469
Cardtronics, Inc. (1)(2)	57,918	1,952,995
Fiserv, Inc. (1)(2)	15,000	1,434,450
FleetCor Technologies, Inc. (1)(2)	9,200	1,174,748
Global Payments, Inc. (1)	21,300	1,298,235
Sabre Corp. (1)	87,600	2,378,340
Total System Services, Inc. (1)	38,000	1,656,040
Vantiv, Inc., Class A (1)(2)	44,900	2,336,596
VeriFone Systems, Inc. (1)(2)	54,100	1,292,449

		15,898,322

Electronic Components — 1.6%
Amphenol Corp., Class A (1)	47,800	2,536,746

Internet Software & Services — 2.7%
Criteo SA, ADR (1)(2)	76,161	2,825,573
j2 Global, Inc.	18,600	1,359,288

		4,184,861

Semiconductors — 1.7%
Cypress Semiconductor Corp. (1)(2)	149,600	1,193,808
NXP Semiconductors (2)	21,400	1,524,536

		2,718,344

Systems Software — 4.6%
Check Point Software Technologies, Ltd. (1)(2)	21,800	1,810,926
Fleetmatics Group PLC (1)(2)	27,600	996,636
Fortinet, Inc. (2)	38,810	1,102,204
Red Hat, Inc. (2)	36,014	2,353,515
ServiceNow, Inc. (1)(2)	16,800	923,832

		7,187,113

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors — 1.0%
CDW Corp.	40,000	$1,583,200

Technology Hardware, Storage & Peripherals — 0.7%
Electronics for Imaging, Inc. (2)	29,700	1,176,417

Total Information Technology		41,020,950

Materials — 0.9%

Construction Materials — 0.9%
Vulcan Materials Co. (1)	14,700	1,448,391

Telecommunication Services — 3.7%

Alternative Carriers — 0.8%
Level 3 Communications, Inc. (2)	25,100	1,218,605

Wireless Telecommunication Services — 2.9%
Crown Castle International Corp. (1)	31,300	2,707,450
SBA Communications Corp., Class A (1)(2)	20,700	1,964,223

Total Telecommunication Services		5,890,278

Total Common Stocks (identified cost $133,833,589)		153,325,343

Short-Term Investments — 48.4%

Collateral Pool Investments for Securities on Loan — 44.6%

Collateral pool allocation (3)		69,977,252

Mutual Funds — 3.8%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	6,047,154	6,047,154

Total Short-Term Investments (identified cost $76,024,406)		76,024,406

Total Investments — 146.0% (identified cost $209,857,995)		229,349,749
Other Assets and Liabilities — (46.0)%		(72,278,889)

Total Net Assets — 100.0%		$157,070,860

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	21.9%
Consumer Staples	4.1
Energy	3.1
Financials	7.0
Healthcare	18.2
Industrials	12.6
Information Technology	26.1
Materials	0.9
Telecommunication Services	3.7
Other Assets & Liabilities, Net	2.4

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.4%

Consumer Discretionary — 8.7%

Apparel Retail — 1.8%
DSW, Inc., Class A (1)	30,000	$786,000
Finish Line, Inc., Class A	38,000	692,360

		1,478,360

Auto Parts & Equipment — 2.3%
American Axle & Manufacturing Holdings, Inc. (1)(2)	65,785	961,777
Visteon Corp.	12,400	867,008

		1,828,785

Homebuilding — 2.5%
Century Communities, Inc. (1)(2)	85,490	1,345,612
TRI Pointe Group, Inc. (1)(2)	62,970	649,221

		1,994,833

Leisure Products — 1.2%
Brunswick Corp. (1)	22,700	965,658

Publishing — 0.9%
Time, Inc.	52,220	736,302

Total Consumer Discretionary		7,003,938

Consumer Staples — 2.1%

Agricultural Products — 1.0%
Darling Ingredients, Inc. (1)(2)	90,870	818,739

Food Retail — 1.1%
SUPERVALU, Inc. (2)	177,200	905,492

Total Consumer Staples		1,724,231

Energy — 2.9%

Oil & Gas-Equipment & Services — 1.0%
Oil States International, Inc. (1)(2)	31,900	832,909

Oil & Gas-Exploration & Production — 1.9%
Carrizo Oil & Gas, Inc. (1)(2)	31,100	668,650
QEP Resources, Inc. (1)	87,350	852,536

		1,521,186

Total Energy		2,354,095

Financials — 33.0%

Consumer Finance — 1.5%
Nelnet, Inc., Class A	32,950	1,238,920

Diversified Capital Markets — 2.7%
Encore Capital Group, Inc. (1)(2)	49,620	1,153,665
HFF, Inc., Class A (1)	41,543	1,039,821

		2,193,486

Industrial REIT’s — 1.9%
First Industrial Realty Trust, Inc. (1)	70,250	1,511,780

Life & Health Insurance — 0.9%
American Equity Investment Life Holding Co. (1)	55,200	750,720

Office REIT’s — 1.6%
Corporate Office Properties Trust (1)	56,050	1,311,570

Regional Banks — 15.4%
Ameris Bancorp (1)	52,600	1,419,674
BBCN Bancorp, Inc. (1)	75,400	1,078,974
Chemical Financial Corp.	38,400	1,299,072
Customers Bancorp, Inc. (1)(2)	55,700	1,261,605
First Merchants Corp.	62,400	1,384,656
First NBC Bank Holding Co. (2)	33,154	781,771
Great Western Bancorp, Inc. (1)	70,300	1,730,083

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
TriCo Bancshares	55,720	$1,381,856
United Community Banks, Inc.	77,348	1,338,894
Western Alliance Bancorp (2)	26,481	787,015

		12,463,600

Reinsurance — 4.4%
Enstar Group, Ltd. (1)(2)	6,600	1,043,130
Maiden Holdings, Ltd. (1)	113,841	1,362,677
State National Cos., Inc.	100,000	1,127,000

		3,532,807

Retail REIT’s — 1.7%
Cedar Realty Trust, Inc.	201,300	1,374,879

Specialized Finance — 0.6%
GAIN Capital Holdings, Inc. (1)	59,959	433,504

Specialized REIT’s — 1.2%
LaSalle Hotel Properties (1)	39,350	958,172

Thrifts & Mortgage Finance — 1.1%
EverBank Financial Corp. (1)	70,030	911,791

Total Financials		26,681,229

Healthcare — 4.8%

Healthcare Distributors — 1.2%
PharMerica Corp. (1)(2)	40,600	938,266

Healthcare Facilities — 1.6%
HealthSouth Corp. (1)	36,630	1,290,475

Healthcare Services — 1.4%
Civitas Solutions, Inc. (1)(2)	63,411	1,172,470

Pharmaceuticals — 0.6%
Impax Laboratories, Inc. (1)(2)	15,780	515,848

Total Healthcare		3,917,059

Industrials — 17.9%

Aerospace & Defense — 2.7%
Moog, Inc., Class A (1)(2)	10,700	462,026
Triumph Group, Inc.	55,350	1,685,961

		2,147,987

Air Freight & Logistics — 1.2%
Park-Ohio Holdings Corp. (1)	33,950	998,130

Construction & Engineering — 2.2%
Dycom Industries, Inc. (1)(2)	16,900	962,793
EMCOR Group, Inc.	17,310	794,010

		1,756,803

Electrical Components & Equipment — 1.4%
Regal Beloit Corp.	20,100	1,097,058

Environmental & Facilities Services — 1.5%
Tetra Tech, Inc. (1)	44,650	1,229,214

Industrial Machinery — 2.1%
Altra Industrial Motion Corp. (1)	51,500	1,251,965
Blount International, Inc. (1)(2)	47,443	460,197

		1,712,162

Research & Consulting Services — 1.2%
RPX Corp. (1)(2)	100,250	993,478

Trading Companies & Distributors — 4.1%
Applied Industrial Technologies, Inc. (1)	29,370	1,130,745
MRC Global, Inc. (1)(2)	90,860	1,085,777
WESCO International, Inc. (1)(2)	24,850	1,094,642

		3,311,164

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trucking — 1.5%
Swift Transportation Co., Class A (1)(2)	69,298	$1,180,838

Total Industrials		14,426,834

Information Technology — 14.0%

Communications Equipment — 2.8%
Brocade Communications Systems, Inc.	119,571	1,187,340
Finisar Corp. (1)(2)	72,950	1,063,611

		2,250,951

Data Processing & Outsourced Services — 2.8%
Convergys Corp. (1)	60,780	1,566,908
MoneyGram International, Inc. (1)(2)	136,400	733,832

		2,300,740

Electronic Components — 2.0%
Vishay Intertechnology, Inc. (1)	135,100	1,599,584

Systems Software — 1.0%
AVG Technologies NV (1)(2)	42,980	822,637

Technology Distributors — 2.3%
Ingram Micro, Inc., Class A	51,170	1,831,886

Technology Hardware, Storage & Peripherals — 3.1%
Datalink Corp. (1)(2)	196,300	1,405,508
Synaptics, Inc. (1)(2)	13,950	1,132,880

		2,538,388

Total Information Technology		11,344,186

Materials — 8.7%

Metal & Glass Containers — 2.0%
Berry Plastics Group, Inc. (1)(2)	52,700	1,640,551

Paper Packaging — 1.6%
Graphic Packaging Holding Co. (1)	105,500	1,300,815

Paper Products — 1.0%
KapStone Paper and Packaging Corp. (1)	76,500	783,360

Specialty Chemicals — 2.8%
A Schulman, Inc. (1)	53,940	1,331,779
GCP Applied Technologies, Inc. (2)	51,100	906,003

		2,237,782

Steel — 1.3%
Worthington Industries, Inc. (1)	33,430	1,040,007

Total Materials		7,002,515

Utilities — 5.3%

Electric Utilities — 5.3%
Great Plains Energy, Inc. (1)	47,680	1,398,931
PNM Resources, Inc. (1)	50,900	1,624,728
Portland General Electric Co. (1)	32,400	1,232,820

Total Utilities		4,256,479

Total Common Stocks (identified cost $85,379,789)		78,710,566

Short-Term Investments — 41.2%

Collateral Pool Investments for Securities on Loan — 39.3%

Collateral pool allocation (3)		31,739,073

Description	Shares	Value
Mutual Funds — 1.9%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	1,572,727	$1,572,727

Total Short-Term Investments (identified cost $33,311,800)		33,311,800

Total Investments — 138.6% (identified cost $118,691,589)		112,022,366
Other Assets and Liabilities — (38.6)%		(31,215,662)

Total Net Assets — 100.0%		$80,806,704

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	8.7%
Consumer Staples	2.1
Energy	2.9
Financials	33.0
Healthcare	4.8
Industrials	17.9
Information Technology	14.0
Materials	8.7
Utilities	5.3
Other Assets & Liabilities, Net	2.6

Total	100.0%

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 11.6%

Apparel Retail — 2.8%
Cato Corp., Class A (1)	1,641	$59,404
Children’s Place, Inc. (1)	1,138	77,544
Express, Inc. (1)(2)	3,836	66,094
Tilly’s, Inc. (2)	2,205	15,854

		218,896

Auto Parts & Equipment — 2.5%
American Axle & Manufacturing Holdings, Inc. (1)(2)	3,478	50,848
Cooper-Standard Holding, Inc. (2)	376	27,542
Dana Holding Corp.	3,267	40,641
Tenneco, Inc. (1)(2)	859	39,102
Tower International, Inc.	1,939	41,611

		199,744

Automotive Retail — 0.7%
Sonic Automotive, Inc., Class A (1)	2,732	52,318

Broadcasting — 0.9%
Gray Television, Inc. (2)	2,181	25,169
Sinclair Broadcast Group, Inc., Class A	1,504	46,428

		71,597

Education Services — 0.6%
K12, Inc. (1)(2)	4,562	44,662

Homefurnishing Retail — 0.6%
Select Comfort Corp. (1)(2)	2,543	45,520

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Hotels, Resorts & Cruise Lines — 0.9%
Marcus Corp.	986	$18,418
Marriott Vacations Worldwide Corp.	940	56,917

		75,335

Housewares & Specialties — 0.2%
CSS Industries, Inc.	554	14,997

Leisure Products — 0.7%
Nautilus, Inc. (2)	3,160	53,372

Restaurants — 0.4%
Bravo Brio Restaurant Group, Inc. (2)	3,799	29,670

Specialty Stores — 0.3%
Hibbett Sports, Inc. (1)(2)	579	20,555

Tires & Rubber — 1.0%
Cooper Tire & Rubber Co.	2,086	81,980

Total Consumer Discretionary		908,646

Consumer Staples — 3.2%

Agricultural Products — 0.4%
Darling Ingredients, Inc. (1)(2)	3,741	33,706

Food Distributors — 0.3%
SpartanNash Co. (1)	800	21,960

Food Retail — 0.4%
Ingles Markets, Inc., Class A (1)	907	30,593

Packaged Foods & Meats — 2.1%
Dean Foods Co. (1)	4,133	79,726
Sanderson Farms, Inc. (1)	912	83,229

		162,955

Total Consumer Staples		249,214

Energy — 2.1%

Oil & Gas-Drilling — 0.3%
Patterson-UTI Energy, Inc.	1,700	26,418

Oil & Gas-Equipment & Services — 1.5%
Helix Energy Solutions Group, Inc. (1)(2)	5,403	21,072
Hornbeck Offshore Services, Inc. (1)(2)	1,493	12,825
Matrix Service Co. (1)(2)	2,280	41,929
Superior Energy Services, Inc. (1)	1,566	16,098
TETRA Technologies, Inc. (2)	4,798	24,182

		116,106

Oil & Gas-Exploration & Production — 0.3%
QEP Resources, Inc. (1)	2,283	22,282

Total Energy		164,806

Financials — 22.4%

Consumer Finance — 1.1%
Cash America International, Inc. (1)	1,785	60,137
Regional Management Corp. (1)(2)	1,578	24,143

		84,280

Diversified REIT’s — 2.4%
American Assets Trust, Inc. (1)	1,707	63,313
Cousins Properties, Inc.	7,837	67,868
First Potomac Realty Trust	1,974	16,700
Winthrop Realty Trust	3,287	43,257

		191,138

Hotel & Resort REIT’s — 0.7%
Hersha Hospitality Trust (1)	2,656	53,465

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-Line Insurance — 0.8%
Horace Mann Educators Corp.	2,037	$62,760

Office REIT’s — 1.9%
DuPont Fabros Technology, Inc.	2,306	82,209
Mack-Cali Realty Corp. (1)	3,504	69,730

		151,939

Property & Casualty Insurance — 3.8%
Argo Group International Holdings, Ltd.	836	46,590
Employers Holdings, Inc.	2,510	69,678
HCI Group, Inc. (1)	1,613	56,681
Heritage Insurance Holdings, Inc. (1)	1,501	29,299
Navigators Group, Inc. (2)	418	33,850
Selective Insurance Group, Inc. (1)	1,880	63,130

		299,228

Regional Banks — 7.8%
1st Source Corp.	885	26,948
Banc of California, Inc. (1)	2,305	35,336
BancFirst Corp. (1)	488	27,572
BBCN Bancorp, Inc. (1)	4,058	58,070
Central Pacific Financial Corp.	3,017	60,129
Fidelity Southern Corp. (1)	2,322	34,807
Financial Institutions, Inc. (1)	655	17,371
First Financial Corp.	694	22,867
First Interstate BancSystem, Inc., Class A (1)	1,144	30,659
Great Southern Bancorp, Inc.	397	14,915
Great Western Bancorp, Inc.	1,431	35,217
Hanmi Financial Corp.	1,536	31,995
Heritage Financial Corp.	1,789	31,200
Investors Bancorp, Inc. (1)	5,181	58,649
Preferred Bank	1,118	31,919
Talmer Bancorp, Inc.	1,828	30,710
Wilshire Bancorp, Inc.	6,083	59,857

		608,221

Reinsurance — 0.7%
Maiden Holdings, Ltd. (1)	4,695	56,199

Retail REIT’s — 0.3%
Saul Centers, Inc. (1)	548	26,841

Specialized REIT’s — 1.6%
Chesapeake Lodging Trust (1)	1,549	39,360
CubeSmart (1)	584	17,461
EPR Properties	295	18,358
Sovran Self Storage, Inc. (1)	431	45,876

		121,055

Thrifts & Mortgage Finance — 1.3%
Walker & Dunlop, Inc. (2)	2,771	64,066
Washington Federal, Inc. (1)	1,622	34,370

		98,436

Total Financials		1,753,562

Healthcare — 17.5%

Biotechnology — 2.5%
Emergent BioSolutions, Inc. (1)(2)	1,848	62,518
Ligand Pharmaceuticals, Inc., Class B (1)(2)	540	49,831
Myriad Genetics, Inc. (1)(2)	1,274	44,590
Repligen Corp. (1)(2)	1,477	38,003

		194,942

Healthcare Distributors — 0.7%
PharMerica Corp. (1)(2)	2,372	54,817

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 2.9%
Cynosure, Inc., Class A (1)(2)	1,883	$76,582
LeMaitre Vascular, Inc.	1,958	28,841
Masimo Corp. (1)(2)	1,995	75,491
NuVasive, Inc. (2)	1,203	50,285

		231,199

Healthcare Facilities — 1.3%
Amsurg Corp. (1)(2)	1,072	72,950
U.S. Physical Therapy, Inc.	552	27,981

		100,931

Healthcare Services — 1.4%
AMN Healthcare Services, Inc. (1)(2)	2,054	58,395
CorVel Corp. (1)(2)	603	25,019
Providence Service Corp. (1)(2)	514	24,420

		107,834

Healthcare Supplies — 0.6%
ICU Medical, Inc. (2)	280	25,732
OraSure Technologies, Inc. (2)	3,587	24,069

		49,801

Healthcare Technology — 0.9%
Quality Systems, Inc. (1)	4,377	68,062

Life Sciences Tools & Services — 3.1%
Cambrex Corp. (1)(2)	1,673	64,528
INC Research Holdings, Inc. (2)	1,625	64,480
Luminex Corp. (2)	2,352	43,935
PAREXEL International Corp. (1)(2)	1,270	74,536

		247,479

Managed Healthcare — 2.1%
Magellan Health, Inc. (2)	1,341	84,463
Molina Healthcare, Inc. (1)(2)	962	59,682
WellCare Health Plans, Inc. (1)(2)	203	18,244

		162,389

Pharmaceuticals — 2.0%
Insys Therapeutics, Inc. (1)(2)	1,252	21,885
Prestige Brands Holdings, Inc. (2)	1,546	75,599
Sagent Pharmaceuticals, Inc. (1)(2)	1,903	26,985
Sucampo Pharmaceuticals, Inc., Class A (1)(2)	2,548	33,506

		157,975

Total Healthcare		1,375,429

Industrials — 15.3%

Aerospace & Defense — 0.5%
DigitalGlobe, Inc. (2)	2,697	40,563

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc. (1)(2)	1,715	62,100

Airlines — 1.2%
Hawaiian Holdings, Inc. (1)(2)	2,229	95,892

Building Products — 0.8%
Gibraltar Industries, Inc. (1)(2)	2,637	65,173

Commercial Printing — 0.7%
Ennis, Inc. (1)	2,654	52,390

Construction & Engineering — 0.2%
EMCOR Group, Inc.	340	15,596

Construction Machinery & Heavy Trucks — 0.9%
Wabash National Corp. (1)(2)	6,060	71,084

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Diversified Support Services — 0.9%
UniFirst Corp.	619	$65,249

Industrial Machinery — 2.8%
Briggs & Stratton Corp. (1)	3,130	66,575
Chart Industries, Inc. (1)(2)	1,753	35,358
Global Brass & Copper Holdings, Inc.	2,963	65,305
Kadant, Inc. (1)	1,324	50,537

		217,775

Marine — 0.7%
Matson, Inc.	1,391	55,765

Office Services & Supplies — 2.4%
ACCO Brands Corp. (1)(2)	8,414	61,506
Herman Miller, Inc.	1,576	41,118
Sykes Enterprises, Inc. (1)(2)	2,690	81,964

		184,588

Research & Consulting Services — 0.5%
RPX Corp. (1)(2)	3,844	38,094

Security & Alarm Services — 0.7%
Brink’s Co. (1)	1,918	56,102

Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.	3,545	46,687
MRC Global, Inc. (1)(2)	2,827	33,783

		80,470

Trucking — 1.2%
ArcBest Corp.	3,260	63,798
USA Truck, Inc. (1)(2)	1,951	30,787

		94,585

Total Industrials		1,195,426

Information Technology — 19.2%

Application Software — 0.6%
PTC, Inc. (2)	1,399	43,243

Communications Equipment — 2.7%
Ixia (1)(2)	5,852	66,771
NETGEAR, Inc. (1)(2)	1,060	41,881
Plantronics, Inc. (1)	1,044	39,150
Polycom, Inc. (1)(2)	6,036	62,835

		210,637

Consulting & Other Services — 0.4%
The Hackett Group, Inc.	2,251	31,289

Data Processing & Outsourced Services — 2.3%
Convergys Corp. (1)	1,024	26,399
Euronet Worldwide, Inc. (2)	1,177	77,140
ExlService Holdings, Inc. (2)	1,668	78,546

		182,085

Electronic Components — 0.4%
II-VI, Inc. (2)	1,609	35,318

Electronic Equipment & Instruments — 1.7%
Itron, Inc. (1)(2)	1,355	53,983
Newport Corp. (2)	3,407	77,578

		131,561

Electronic Manufacturing Services — 2.5%
Benchmark Electronics, Inc. (1)(2)	3,441	74,498
Methode Electronics, Inc. (1)	2,132	60,911
Sanmina Corp. (2)	3,023	62,274

		197,683

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 1.0%
Blucora, Inc. (1)(2)	3,304	$20,319
DHI Group, Inc. (2)	4,283	33,322
EarthLink Holdings Corp. (1)	4,251	23,976

		77,617

Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc. (1)(2)	2,548	76,007
Amkor Technology, Inc. (1)(2)	10,584	53,555
Cabot Microelectronics Corp. (2)	667	25,653
Photronics, Inc. (1)(2)	2,905	29,544

		184,759

Semiconductors — 2.3%
Integrated Device Technology, Inc. (2)	3,408	66,183
IXYS Corp.	3,436	38,758
NeoPhotonics Corp. (1)(2)	7,148	78,342

		183,283

Systems Software — 1.3%
Fleetmatics Group PLC (1)(2)	802	28,960
Gigamon, Inc. (1)(2)	2,679	73,324

		102,284

Technology Distributors — 1.4%
Insight Enterprises, Inc. (2)	2,406	62,797
SYNNEX Corp. (1)	479	45,040

		107,837

Technology Hardware, Storage & Peripherals — 0.2%
QLogic Corp. (2)	1,386	17,865

Total Information Technology		1,505,461

Materials — 2.9%

Commodity Chemicals — 0.5%
Koppers Holdings, Inc. (2)	2,332	40,903

Metal & Glass Containers — 1.0%
Berry Plastics Group, Inc. (1)(2)	2,428	75,584

Paper Packaging — 0.7%
AEP Industries, Inc. (1)	731	57,537

Specialty Chemicals — 0.7%
Innospec, Inc. (1)	1,316	57,114

Total Materials		231,138

Telecommunication Services — 1.4%

Alternative Carriers — 0.6%
Inteliquent, Inc.	2,605	44,337

Integrated Telecommunication Services — 0.8%
General Communication, Inc., Class A (1)(2)	3,541	67,598

Total Telecommunication Services		111,935

Utilities — 2.5%

Electric Utilities — 2.5%
El Paso Electric Co.	1,927	78,718
PNM Resources, Inc. (1)	2,538	81,013
Portland General Electric Co.	914	34,778

Total Utilities		194,509

Total Common Stocks (identified cost $7,734,920)		7,690,126

Description	Shares	Value
Short-Term Investments — 46.9%

Collateral Pool Investments for Securities on Loan — 45.1%

Collateral pool allocation (3)		$3,539,961

Mutual Funds — 1.8%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	138,519	138,519

Total Short-Term Investments (identified cost $3,678,480)		3,678,480

Total Investments — 145.0% (identified cost $11,413,400)		11,368,606
Other Assets and Liabilities — (45.0)%		(3,529,210)

Total Net Assets — 100.0%		$7,839,396

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.6%
Consumer Staples	3.2
Energy	2.1
Financials	22.4
Healthcare	17.5
Industrials	15.3
Information Technology	19.2
Materials	2.9
Telecommunication Services	1.4
Utilities	2.5
Other Assets & Liabilities, Net	1.9

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 96.3%

Consumer Discretionary — 11.6%

Advertising — 0.8%
National CineMedia, Inc. (1)	257,099	$3,843,630

Apparel, Accessories & Luxury Goods — 0.7%
Columbia Sportswear Co. (1)	59,150	3,520,608

Consumer Electronics — 0.7%
Universal Electronics, Inc. (1)(2)	64,759	3,441,293

General Merchandise Stores — 1.6%
Burlington Stores, Inc. (1)(2)	135,596	7,601,512

Home Furnishings — 0.9%
La-Z-Boy, Inc.	166,386	4,051,499

Homebuilding — 4.4%
M/I Homes, Inc. (1)(2)	269,459	4,734,395
TRI Pointe Group, Inc. (1)(2)	870,535	8,975,216
William Lyon Homes, Class A (1)(2)	594,111	7,046,156

		20,755,767

Leisure Products — 0.6%
Performance Sports Group, Ltd. (1)(2)	352,649	2,680,133

Publishing — 1.9%
New Media Investment Group, Inc.	560,435	8,759,599

Total Consumer Discretionary		54,654,041

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 1.8%

Food Retail — 0.7%
Sprouts Farmers Market, Inc. (1)(2)	114,020	$3,247,290

Packaged Foods & Meats — 1.1%
Hain Celestial Group, Inc. (1)(2)	145,283	5,371,112

Total Consumer Staples		8,618,402

Energy — 4.1%

Integrated Oil & Gas — 2.3%
InterOil Corp. (1)(2)	413,592	10,807,159

Oil & Gas-Storage & Transportation — 1.8%
Golar LNG, Ltd. (1)	468,969	8,596,202

Total Energy		19,403,361

Financials — 7.6%

Health Care REIT’s — 1.3%
New Senior Investment Group, Inc.	648,057	6,279,672

Multi-Sector Holdings — 1.1%
PICO Holdings, Inc. (1)(2)	571,687	4,887,924

Specialized Finance — 2.3%
GAIN Capital Holdings, Inc. (1)	1,483,717	10,727,274

Specialized REIT’s — 1.1%
Summit Hotel Properties, Inc. (1)	494,962	5,350,539

Thrifts & Mortgage Finance — 1.8%
LendingTree, Inc. (1)(2)	96,976	8,569,769

Total Financials		35,815,178

Healthcare — 26.5%

Biotechnology — 1.7%
Eagle Pharmaceuticals, Inc. (1)(2)	63,564	4,029,322
Vanda Pharmaceuticals, Inc. (1)(2)	522,193	4,099,215

		8,128,537

Healthcare Equipment — 7.7%
ABIOMED, Inc. (1)(2)	65,331	5,227,133
Globus Medical, Inc., Class A (1)(2)	240,062	5,833,507
Hill-Rom Holdings, Inc.	155,010	7,184,714
NxStage Medical, Inc. (2)	536,356	7,991,704
STERIS PLC	76,641	4,929,549
Trinity Biotech PLC (1)	489,340	4,800,425

		35,967,032

Healthcare Facilities — 3.6%
Acadia Healthcare Co., Inc. (1)(2)	129,261	7,162,352
Amsurg Corp. (2)	55,049	3,746,084
HealthSouth Corp.	173,843	6,124,489

		17,032,925

Healthcare Services — 4.1%
Adeptus Health, Inc. (1)(2)	67,000	3,813,640
Almost Family, Inc. (2)	63,913	2,413,355
AMN Healthcare Services, Inc. (1)(2)	269,126	7,651,252
Civitas Solutions, Inc. (2)	151,168	2,795,097
Cross Country Healthcare, Inc. (2)	198,493	2,463,298

		19,136,642

Life Sciences Tools & Services — 3.7%
Albany Molecular Research, Inc. (1)(2)	389,669	5,743,721
ICON PLC (1)(2)	102,377	7,285,147
PRA Health Sciences, Inc. (1)(2)	101,341	4,374,891

		17,403,759

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 5.7%
Akorn, Inc. (1)(2)	45,951	$1,221,837
Horizon Pharma PLC (1)(2)	372,001	6,383,537
Medicines Co. (1)(2)	117,160	3,767,866
Omeros Corp. (1)(2)	694,021	7,037,373
Pacira Pharmaceuticals, Inc. (1)(2)	94,231	4,900,954
Phibro Animal Health Corp., Class A	124,178	3,434,764

		26,746,331

Total Healthcare		124,415,226

Industrials — 10.6%

Aerospace & Defense — 1.7%
HEICO Corp. (1)	43,851	2,521,871
Hexcel Corp. (1)	128,100	5,294,373

		7,816,244

Building Products — 2.6%
Builders FirstSource, Inc. (1)(2)	789,796	6,263,082
Lennox International, Inc. (1)	44,200	5,711,082

		11,974,164

Construction & Engineering — 1.4%
Dycom Industries, Inc. (1)(2)	115,174	6,561,463

Human Resource & Employment Services — 1.3%
On Assignment, Inc. (1)(2)	189,064	6,241,003

Industrial Machinery — 0.8%
Barnes Group, Inc.	104,793	3,595,448

Office Services & Supplies — 0.4%
ARC Document Solutions, Inc. (1)(2)	521,140	1,823,990

Research & Consulting Services — 1.2%
Advisory Board Co. (1)(2)	197,413	5,821,709

Trading Companies & Distributors — 1.2%
Watsco, Inc. (1)	44,765	5,709,776

Total Industrials		49,543,797

Information Technology — 26.9%

Application Software — 2.4%
Callidus Software, Inc. (1)(2)	416,377	5,716,856
HubSpot, Inc. (1)(2)	50,293	2,095,206
RingCentral, Inc., Class A (1)(2)	193,049	3,571,407

		11,383,469

Consulting & Other Services — 0.9%
Virtusa Corp. (1)(2)	122,871	4,349,633

Data Processing & Outsourced Services — 4.5%
Cardtronics, Inc. (1)(2)	210,607	7,101,668
MAXIMUS, Inc. (1)	126,410	6,215,580
VeriFone Systems, Inc. (2)	314,300	7,508,627

		20,825,875

Internet Software & Services — 7.7%
Actua Corp. (1)(2)	865,560	7,037,003
Criteo SA, ADR (1)(2)	299,402	11,107,814
j2 Global, Inc.	81,581	5,961,939
LogMeIn, Inc. (1)(2)	133,989	6,820,040
WebMD Health Corp. (1)(2)	91,615	5,080,968

		36,007,764

Semiconductors — 2.2%
Cypress Semiconductor Corp. (1)(2)	593,700	4,737,726
Microsemi Corp. (1)(2)	158,404	5,485,531

		10,223,257

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 7.4%
Fleetmatics Group PLC (1)(2)	131,000	$4,730,410
Gigamon, Inc. (1)(2)	217,515	5,953,386
Proofpoint, Inc. (1)(2)	91,898	4,304,502
Rubicon Project, Inc. (1)(2)	1,204,714	19,865,734

		34,854,032

Technology Hardware, Storage & Peripherals — 1.8%
Electronics for Imaging, Inc. (1)(2)	125,000	4,951,250
Silicon Graphics International (1)(2)	584,570	3,548,340

		8,499,590

Total Information Technology		126,143,620

Telecommunication Services — 7.2%

Alternative Carriers — 7.2%
8x8, Inc. (1)(2)	478,297	5,562,594
Cogent Communications Holdings (1)	111,018	4,074,360
inContact, Inc. (1)(2)	2,376,389	22,029,126
Vonage Holdings Corp. (1)(2)	387,629	2,081,568

Total Telecommunication Services		33,747,648

Total Common Stocks (identified cost $449,806,663)		452,341,273

Short-Term Investments — 49.3%

Collateral Pool Investments for Securities on Loan — 45.8%

Collateral pool allocation (3)		214,875,932

Mutual Funds — 3.5%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	16,610,248	16,610,248

Total Short-Term Investments (identified cost $231,486,180)		231,486,180

Total Investments — 145.6% (identified cost $681,292,843)		683,827,453
Other Assets and Liabilities — (45.6)%		(214,251,218)

Total Net Assets — 100.0%		$469,576,235

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.6%
Consumer Staples	1.8
Energy	4.1
Financials	7.6
Healthcare	26.5
Industrials	10.6
Information Technology	26.9
Telecommunication Services	7.2
Other Assets & Liabilities, Net	3.7

Total	100.0%

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.9%

Austria — 0.9%
Flughafen Wien AG	2,214	$193,094
Oesterreichische Post AG	2,874	103,211

		296,305

Belgium — 0.9%
Ageas	2,031	74,939
bpost SA	10,033	248,677

		323,616

Bermuda — 2.9%
Bunge, Ltd. (1)	1,974	98,147
Enstar Group, Ltd. (1)(2)	1,210	191,241
Everest Re Group, Ltd. (1)	3,523	655,736
Giordano International, Ltd.	148,000	55,421

		1,000,545

Canada — 7.7%
Artis Real Estate Investment Trust	5,773	52,909
BCE, Inc.	9,892	427,264
Canadian Tire Corp., Ltd., Class A	1,138	110,637
Cogeco Communications, Inc.	827	38,771
Dollarama, Inc.	9,127	531,295
First Capital Realty, Inc. (1)	17,546	254,177
George Weston, Ltd.	1,241	101,032
Laurentian Bank of Canada	4,930	166,337
Loblaw Cos., Ltd.	13,082	664,542
Medical Facilities Corp. (1)	3,783	40,906
Metro, Inc.	2,088	66,730
National Bank of Canada	1,793	48,847
North West Co., Inc.	4,521	104,855
Valener, Inc. (1)	5,536	77,741

		2,686,043

Czech Republic — 1.1%
CEZ AS	26,029	383,656

Denmark — 0.3%
Matas A/S	5,548	106,241

France — 0.1%
Boiron SA	672	51,862

Germany — 3.5%
DMG Mori AG	4,945	203,272
Fresenius Medical Care AG & Co. KGaA	7,214	610,177
Fresenius SE & Co. KGaA	5,904	389,834

		1,203,283

Guernsey — 1.7%
Amdocs, Ltd. (1)	10,673	605,799

Hong Kong — 4.7%
CLP Holdings, Ltd.	83,000	722,644
HK Electric Investments & HK Electric Investments, Ltd. (1)	652,500	545,202
PCCW, Ltd.	406,000	257,399
Yuexiu Real Estate Investment Trust, REIT	193,000	100,702

		1,625,947

Hungary — 0.4%
Magyar Telekom Telecommunications PLC (2)	51,542	77,179
Richter Gedeon Nyrt	3,859	68,481

		145,660

Ireland — 0.2%
ICON PLC (1)(2)	919	65,396

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Israel — 4.4%
Bank Hapoalim BM	39,886	$194,869
Bank Leumi Le-Israel BM (2)	159,660	532,157
Bezeq — The Israeli Telecommunication Corp., Ltd.	264,221	592,072
Elbit Systems, Ltd.	2,396	198,523

		1,517,621

Italy — 1.5%
ACEA SpA	8,140	109,347
Amplifon SpA	23,679	189,715
Engineering SpA	1,097	77,961
Reply SpA	1,163	141,592

		518,615

Japan — 5.3%
Benesse Holdings, Inc. (1)	6,600	200,118
Duskin Co., Ltd. (1)	14,700	272,399
Lion Corp.	25,000	263,547
Megmilk Snow Brand Co., Ltd. (1)	4,100	97,161
Morinaga Milk Industry Co., Ltd.	66,000	309,589
Nippon Telegraph & Telephone Corp.	9,900	423,673
Nisshin Oillio Group, Ltd. (1)	41,000	163,851
Noevir Holdings Co., Ltd.	4,100	110,884

		1,841,222

Malaysia — 1.7%
Public Bank Bhd	93,600	411,341
Tenaga Nasional Bhd	60,700	189,861

		601,202

Netherlands — 0.1%
Sligro Food Group NV	1,228	47,160

New Zealand — 6.8%
Air New Zealand, Ltd.	76,562	137,594
Argosy Property, Ltd.	164,077	122,568
Chorus, Ltd. (2)	31,963	82,524
Ebos Group, Ltd.	10,286	105,825
Fisher & Paykel Healthcare Corp., Ltd.	151,569	876,349
Infratil, Ltd.	63,017	129,133
Meridian Energy, Ltd.	161,226	263,458
Metlifecare, Ltd.	33,118	103,610
Mighty River Power, Ltd.	81,768	142,236
Ryman Healthcare, Ltd.	37,332	196,811
Summerset Group Holdings, Ltd.	50,209	129,717
Z Energy, Ltd.	21,423	88,383

		2,378,208

Philippines — 1.7%
First Philippine Holdings Corp.	54,700	69,535
Globe Telecom, Inc.	4,380	163,198
Manila Electric Co.	52,820	360,801

		593,534

Portugal — 0.2%
REN—Redes Energeticas Nacionais SGPS SA	24,625	69,442

Singapore — 8.0%
Ascott Residence Trust	75,300	60,554
CDL Hospitality Trusts (1)	65,500	59,648
Frasers Centrepoint Trust (1)	157,500	222,443
Hutchison Port Holdings Trust, Class U	237,500	111,858
Mapletree Industrial Trust (1)	66,300	72,887
Mapletree Logistics Trust	389,700	270,210
Raffles Medical Group, Ltd.	54,000	167,833

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
Religare Health Trust	185,800	$121,580
SATS, Ltd.	106,100	296,693
Sheng Siong Group, Ltd.	114,700	69,776
Singapore Airlines, Ltd.	24,600	203,448
Singapore Post, Ltd.	273,500	281,303
Singapore Telecommunications, Ltd.	21,200	55,620
Singapore Telecommunications, Ltd.	154,500	409,750
StarHub, Ltd. (1)	64,700	156,888
Venture Corp., Ltd.	41,400	239,809

		2,800,300

South Korea — 1.0%
GS Home Shopping, Inc.	680	101,284
Kia Motors Corp.	6,526	244,164

		345,448

Switzerland — 1.4%
Intershop Holding AG	156	67,991
Novartis AG	5,108	364,559
Roche Holding AG	255	65,316

		497,866

Taiwan — 3.6%
Chunghwa Telecom Co., Ltd.	233,000	732,943
Far EasTone Telecommunications Co., Ltd.	137,000	286,310
Taichung Commercial Bank Co., Ltd.	404,939	111,026
Taiwan Secom Co., Ltd.	38,075	105,946

		1,236,225

Thailand — 1.4%
Advanced Info Service PCL	53,200	254,578
Thai Beverage PCL	465,400	231,707

		486,285

United Kingdom — 5.0%
AstraZeneca PLC	3,855	218,699
EMIS Group PLC	14,760	220,905
Greggs PLC	27,123	389,123
Halfords Group PLC	10,761	59,240
Lookers PLC	55,131	118,026
Next PLC	4,146	389,757
Primary Health Properties PLC, REIT	73,080	107,225
Redde PLC	83,694	229,544

		1,732,519

United States — 31.4%
AmerisourceBergen Corp.	7,952	688,802
Atrion Corp. (1)	295	110,846
Carter’s, Inc.	737	74,901
Cintas Corp.	7,181	603,132
Clorox Co. (1)	762	96,332
Consolidated Edison, Inc. (1)	8,964	627,570
Dr. Pepper Snapple Group, Inc.	9,332	854,158
Edison International	2,260	154,042
Entergy Corp. (1)	1,589	114,742
Exelon Corp. (1)	12,962	408,173
Forrester Research, Inc. (1)	1,875	58,350
General Mills, Inc. (1)	10,373	610,451
Heritage Insurance Holdings, Inc.	3,964	77,377
ICU Medical, Inc. (1)(2)	1,343	123,422
Johnson & Johnson	6,285	661,245
Kaiser Aluminum Corp. (1)	6,484	496,739
Kohl’s Corp. (1)	1,564	72,992
Laboratory Corporation of America Holdings (2)	4,305	472,861
McKesson Corp.	3,688	573,927
Merck & Co., Inc. (1)	11,692	587,055

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United States (continued)
Meridian Bancorp Inc (1)	34,462	$475,231
Navigators Group, Inc. (1)(2)	2,015	163,175
PepsiCo, Inc.	6,965	681,316
Pfizer, Inc. (1)	15,623	463,534
Portland General Electric Co. (1)	6,991	266,008
Quidel Corp. (1)(2)	10,783	168,970
Verizon Communications, Inc. (1)	14,835	752,580
Wal-Mart Stores, Inc. (1)	7,545	500,535

		10,938,466

Total Common Stocks (identified cost $33,538,182)		34,098,466

Short-Term Investments — 21.5%

Collateral Investment for Securities on Loan — 19.6%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468% (3)		6,829,574

Mutual Funds — 1.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	648,092	648,092

Total Short-Term Investments (identified cost $7,477,666)		7,477,666

Total Investments — 119.4% (identified cost $41,015,848)		41,576,132
Other Assets and Liabilities — (19.4)%		(6,747,401)

Total Net Assets — 100.0%		$34,828,731

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$198,523	0.6%
Agriculture	98,147	0.3
Airlines	341,042	1.0
Apparel	74,901	0.2
Auto Manufacturers	244,164	0.7
Banks	1,464,577	4.2
Beverages	1,767,181	5.1
Commercial Services	1,581,348	4.5
Computers	605,799	1.7
Cosmetics/Personal Care	374,430	1.1
Electric	4,555,850	13.1
Electronics	239,809	0.7
Engineering & Construction	489,787	1.4
Food	2,554,494	7.3
Gas	77,741	0.2
Hand/Machine Tools	203,272	0.6
Healthcare-Products	1,385,411	4.0
Healthcare-Services	2,177,145	6.3
Household Products/Wares	96,332	0.3
Insurance	1,162,467	3.3
Internet	219,553	0.6
Media	38,771	0.1
Mining	496,739	1.4
Oil & Gas	88,383	0.3
Pharmaceuticals	3,743,481	10.8
Real Estate	566,317	1.6
Real Estate Investment Trusts	946,577	2.7
Retail	2,304,919	6.6

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Savings & Loans	$475,231	1.4%
Software	220,905	0.6
Telecommunications	4,671,978	13.4
Transportation	633,192	1.8

Total Common Stocks	34,098,466	97.9
Collateral Investment for Securities on Loan	6,829,574	19.6
Mutual Funds	648,092	1.9

Total Investments	41,576,132	119.4
Other Assets and Liabilities	(6,747,401)	(19.4)

Total Net Assets	$34,828,731	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 97.9%

Australia — 5.4%
Australia & New Zealand Banking Group, Ltd.	34,638	$551,438
BHP Billiton, Ltd.	40,633	464,696
CSL, Ltd.	4,512	330,033
Fortescue Metals Group, Ltd. (1)	65,934	96,084
Ramsay Health Care, Ltd.	12,573	592,435
Telstra Corp., Ltd.	244,715	917,265
Woodside Petroleum, Ltd.	50,004	904,586

		3,856,537

Belgium — 0.2%
bpost SA	4,735	117,362

Bermuda — 0.2%
Fly Leasing, Ltd.	11,949	152,469

Denmark — 6.8%
AP Moeller — Maersk A/S	788	1,030,289
Novo Nordisk A/S	36,702	1,886,104
Pandora A/S	10,545	1,328,849
Vestas Wind Systems A/S	9,152	616,710

		4,861,952

Faroe Islands — 0.3%
Bakkafrost P/F	5,863	209,917

Finland — 1.7%
Nokian Renkaat OYJ	7,100	233,514
Orion OYJ	4,604	155,471
Tieto OYJ	7,609	198,808
UPM-Kymmene OYJ	37,281	627,992

		1,215,785

France — 15.4%
Atos SE	2,836	205,836
AXA SA	73,784	1,621,380
BNP Paribas SA	6,875	317,505
CNP Assurances	19,883	292,690
Credit Agricole SA	138,134	1,420,653
Eiffage SA	11,127	789,175
Orange SA	19,340	333,789
Peugeot SA (2)	100,939	1,516,092
Plastic Omnium SA	3,632	115,702
Renault SA	2,994	272,834
Sanofi	25,548	2,021,539
Societe Generale SA	27,329	948,395
Technicolor SA	33,009	200,513
Valeo SA	1,112	154,042
Vinci SA	11,076	762,718

		10,972,863

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Germany — 6.1%
Allianz SE	4,466	$665,855
Aurubis AG	3,345	151,560
Bayer AG	1,292	135,565
Fresenius SE & Co. KGaA	23,965	1,582,378
Merck KGaA	10,717	911,469
ProSiebenSat.1 Media SE	8,563	439,304
Siemens AG	2,030	188,511
STADA Arzneimittel AG	7,223	243,869

		4,318,511

Hong Kong — 0.9%
Hang Seng Bank, Ltd.	37,800	638,722

Ireland — 0.5%
Seagate Technology PLC (1)	10,061	315,513

Israel — 0.9%
Bezeq — The Israeli Telecommunication Corp., Ltd.	290,550	651,070

Italy — 0.6%
Unipol Gruppo Finanziario SpA	108,219	399,699

Japan — 20.4%
Aoyama Trading Co., Ltd.	17,000	625,746
Asahi Glass Co., Ltd.	70,000	337,849
Chubu Electric Power Co., Inc.	43,200	567,932
Dai Nippon Printing Co., Ltd.	84,000	719,684
Fujikura, Ltd.	172,000	790,752
Fujitsu, Ltd.	53,000	193,235
Hitachi Maxell, Ltd.	12,400	178,705
Hosiden Corp. (1)	50,600	299,289
Ibiden Co., Ltd.	56,300	681,678
Kawasaki Kisen Kaisha, Ltd.	396,000	661,019
Kirin Holdings Co., Ltd.	103,900	1,366,274
Konica Minolta Holdings, Inc.	132,400	1,106,542
Mitsubishi Chemical Holdings Corp. (1)	121,000	607,515
Mitsubishi UFJ Financial Group, Inc.	25,500	109,290
Morinaga Milk Industry Co., Ltd.	35,000	164,176
Namura Shipbuilding Co., Ltd.	26,200	160,547
NEC Corp.	292,000	736,876
Nippon Telegraph & Telephone Corp.	53,900	2,306,666
Nissan Motor Co., Ltd. (1)	12,800	115,693
Nisshin Oillio Group, Ltd.	57,000	227,793
Nisshinbo Holdings, Inc.	64,800	606,455
Nomura Holdings, Inc.	151,400	634,929
NTT DoCoMo, Inc.	13,900	323,111
Sumitomo Riko Co., Ltd.	13,500	111,389
Toho Holdings Co., Ltd. (1)	7,200	148,771
Toppan Printing Co., Ltd.	69,000	581,302
Warabeya Nichiyo Co., Ltd. (1)	7,200	150,108

		14,513,326

Jersey — 2.1%
Beazley PLC	25,990	129,307
Delphi Automotive PLC	17,275	1,151,897
WPP PLC	11,168	234,746

		1,515,950

Marshall Islands — 0.2%
Seaspan Corp. (1)	8,662	146,215

Netherlands — 5.1%
AerCap Holdings NV (1)(2)	15,812	564,963
Boskalis Westminster	20,948	758,053
Fiat Chrysler Automobiles NV	119,103	814,995
Koninklijke Ahold NV	67,476	1,476,937

		3,614,948

Description	Shares	Value
Common Stocks (continued)

New Zealand — 0.5%
Air New Zealand, Ltd.	190,141	$341,714

Norway — 0.9%
Salmar ASA	10,951	225,425
Yara International ASA	11,323	438,092

		663,517

Singapore — 2.1%
DBS Group Holdings, Ltd. (1)	68,800	664,289
First Resources, Ltd.	171,600	232,463
Jardine Cycle & Carriage, Ltd.	6,700	183,631
SATS, Ltd.	72,900	203,854
Singapore Airlines, Ltd.	26,800	221,642

		1,505,879

Sweden — 0.2%
Boliden AB	10,543	157,790

Switzerland — 9.0%
Lonza Group AG (2)	4,405	666,568
Roche Holding AG	10,192	2,610,572
Swiss Life Holding AG	562	136,570
Swiss Re AG	20,591	1,822,410
TE Connectivity, Ltd. (1)	19,726	1,122,804

		6,358,924

United Kingdom — 18.4%
Berkeley Group Holdings PLC	8,756	393,214
British American Tobacco PLC	22,061	1,200,859
easyJet PLC	33,569	701,913
GlaxoSmithKline PLC	40,259	781,774
Go-Ahead Group PLC	3,219	115,098
Halfords Group PLC	18,964	104,398
Imperial Brands PLC	39,997	2,067,409
Inchcape PLC	14,006	142,979
ITV PLC	38,425	132,055
Legal & General Group PLC	107,888	336,966
Man Group PLC	95,259	202,745
Mondi PLC	58,139	1,035,382
National Grid PLC	41,127	549,072
Next PLC	13,702	1,288,097
Reckitt Benckiser Group PLC	19,820	1,803,826
Royal Mail PLC	99,875	627,127
Sky PLC	47,159	679,950
WH Smith PLC	32,876	823,692
WS Atkins PLC	4,565	80,671

		13,067,227

Total Common Stocks (identified cost $75,730,424)		69,595,890

Short-Term Investments — 6.0%

Collateral Investment for Securities on Loan — 4.2%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468% (3)		2,981,959

Mutual Funds — 1.8%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	1,296,652	1,296,652

Total Short-Term Investments (identified cost $4,278,611)		4,278,611

Total Investments — 103.9% (identified cost $80,009,035)		73,874,501
Other Assets and Liabilities — (3.9)%		(2,777,660)

Total Net Assets — 100.0%		$71,096,841

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Disciplined International Equity Fund (continued)

Industry Allocation
Industry	Value	% of Total Net Assets
Advertising	$234,746	0.3%
Agriculture	3,500,731	4.9
Airlines	1,265,269	1.8
Auto Manufacturers	2,719,613	3.8
Auto Parts & Equipment	1,655,155	2.3
Banks	4,650,292	6.5
Beverages	1,366,274	1.9
Biotechnology	330,033	0.5
Building Materials	337,849	0.5
Chemicals	1,712,174	2.4
Commercial Services	1,381,657	1.9
Computers	913,393	1.3
Distribution/Wholesale	326,610	0.5
Diversified Financial Services	1,555,106	2.2
Electric	567,932	0.8
Electrical Components & Equipment	790,752	1.1
Electronics	3,019,352	4.2
Energy-Alternate Sources	616,710	0.9
Engineering & Construction	2,513,801	3.5
Entertainment	200,513	0.3
Food	2,454,355	3.5
Forest Products & Paper	1,663,374	2.3
Gas	549,072	0.8
Healthcare-Services	2,174,813	3.1
Home Builders	393,214	0.6
Household Products/Wares	1,803,826	2.5
Insurance	5,404,877	7.6
Iron/Steel	96,084	0.1
Media	1,251,309	1.8
Metal Fabricate/Hardware	151,560	0.2
Mining	622,486	0.9
Miscellaneous Manufacturing	1,406,442	2.0
Oil & Gas	904,586	1.3
Pharmaceuticals	8,895,133	12.5
Retail	4,170,782	5.9
Shipbuilding	160,548	0.2
Telecommunications	5,138,357	7.2
Transportation	2,697,110	3.8

Total Common Stocks	69,595,890	97.9
Collateral Investment for Securities on Loan	2,981,959	4.2
Mutual Funds	1,296,652	1.8

Total Investments	73,874,501	103.9
Other Assets and Liabilities	(2,777,660)	(3.9)

Total Net Assets	$71,096,841	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 95.5%

Australia — 9.7%
Brambles, Ltd.	1,549,276	$13,758,903
Computershare, Ltd.	1,226,176	7,966,546
Newcrest Mining, Ltd. (2)	420,323	5,300,224
QBE Insurance Group, Ltd.	774,050	5,842,607
Rio Tinto, Ltd.	162,315	4,669,126
Telstra Corp., Ltd.	831,089	3,115,171
Woodside Petroleum, Ltd.	510,851	9,241,431
Woolworths, Ltd. (1)	635,660	10,359,412

		60,253,420

Description	Shares	Value
Common Stocks (continued)

Belgium — 2.7%
Colruyt SA	174,909	$9,361,049
Proximus SADP	241,035	7,568,408

		16,929,457

Finland — 1.1%
Kone OYJ, Class B (1)	151,800	6,723,856

France — 7.0%
Air Liquide SA	91,522	9,494,837
Legrand SA	112,564	5,603,079
Rubis SCA	102,956	7,568,380
Sanofi	152,803	12,090,856
TOTAL SA	195,101	8,741,399

		43,498,551

Germany — 5.5%
Brenntag AG	179,567	8,682,385
Deutsche Post AG	391,848	9,322,861
GEA Group AG	158,626	6,979,199
SAP AG	122,607	9,326,532

		34,310,977

Hong Kong — 7.3%
ASM Pacific Technology, Ltd. (1)	1,087,000	8,684,004
China Mobile, Ltd.	1,040,000	11,043,585
CNOOC, Ltd.	6,838,000	7,194,650
Power Assets Holdings, Ltd.	852,500	8,065,745
VTech Holdings, Ltd. (1)	885,700	9,929,615

		44,917,599

Israel — 1.5%
Bezeq — The Israeli Telecommunication Corp., Ltd.	1,899,408	4,256,232
Teva Pharmaceutical Industries, Ltd.	87,556	4,894,329

		9,150,561

Japan — 9.1%
ABC-Mart, Inc.	77,200	4,425,732
Japan Tobacco, Inc. (1)	248,368	9,845,956
KDDI Corp.	396,100	10,070,368
Mitsubishi Electric Corp.	924,000	9,310,511
Nihon Kohden Corp. (1)	330,500	8,066,785
Sumitomo Rubber Industries, Ltd. (1)	516,000	7,347,582
Toyota Tsusho Corp. (1)	347,100	6,982,267

		56,049,201

Malaysia — 4.1%
Axiata Group Bhd	7,420,900	10,446,547
Lafarge Malaysia Bhd	1,254,000	2,707,856
Magnum Bhd	4,236,500	2,537,318
Malayan Banking Bhd	4,687,392	9,485,714

		25,177,435

Netherlands — 4.5%
Koninklijke Vopak NV	209,458	9,520,460
RELX NV	451,051	7,381,134
Unilever NV	253,249	10,827,156

		27,728,750

Norway — 1.6%
Telenor ASA	668,936	9,965,665

Singapore — 4.9%
ComfortDelGro Corp., Ltd.	3,410,000	7,298,584
Sembcorp Industries, Ltd. (1)	1,777,000	3,385,313
Singapore Technologies Engineering, Ltd.	3,848,400	8,181,698
United Overseas Bank, Ltd.	576,000	7,035,880
Venture Corp., Ltd.	774,600	4,486,854

		30,388,329

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Sweden — 3.5%
Assa Abloy AB, Class B	226,469	$4,332,402
Atlas Copco AB, A Shares	358,842	8,077,626
Svenska Cellulosa AB SCA, B Shares	305,638	9,077,296

		21,487,324

Switzerland — 13.2%
Givaudan SA	2,621	4,886,636
Nestle SA	297,883	20,864,721
Novartis AG	209,791	14,972,829
Panalpina Welttransport Holding AG (1)	50,249	4,526,705
Roche Holding AG	73,916	18,932,793
Schindler Holding AG	28,651	4,782,591
Syngenta AG	12,675	5,092,353
Zurich Insurance Group AG (2)	34,730	7,336,983

		81,395,611

Taiwan — 4.1%
Advantech Co., Ltd.	792,218	5,438,500
Chunghwa Telecom Co., Ltd.	3,069,000	9,654,089
MediaTek, Inc.	1,157,000	8,151,850
Merida Industry Co., Ltd.	451,000	2,058,249

		25,302,688

United Kingdom — 15.7%
BP PLC	1,168,533	5,665,310
British American Tobacco PLC	212,552	11,569,963
GlaxoSmithKline PLC	532,744	10,345,153
Legal & General Group PLC	2,802,184	8,752,037
National Grid PLC	868,068	11,589,264
Royal Dutch Shell PLC, A Shares	379,703	8,662,815
Royal Dutch Shell PLC, B Shares	301,925	6,861,936
Sky PLC	554,943	8,001,310
SSE PLC	394,634	7,556,289
United Utilities Group PLC	644,058	8,256,260
Vodafone Group PLC	3,111,677	9,461,089

		96,721,426

Total Common Stocks (identified cost $649,963,524)		590,000,850

Preferred Stocks — 1.5%

Germany — 1.5%
Fuchs Petrolub SE	226,531	9,272,805

Total Preferred Stocks (identified cost $8,528,122)		9,272,805

Short-Term Investments — 7.8%

Collateral Investment for Securities on Loan — 5.9%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468% (3)		36,214,147

Mutual Funds — 1.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	11,670,026	11,670,026

Total Short-Term Investments (identified cost $47,884,173)		47,884,173

Total Investments — 104.8% (identified cost $706,375,819)		647,157,828
Other Assets and Liabilities — (4.8)%		(29,708,101)

Total Net Assets — 100.0%		$617,449,727

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$21,415,920	3.5%
Auto Parts & Equipment	7,347,582	1.2
Banks	16,521,594	2.7
Building Materials	2,707,856	0.4
Chemicals	28,156,211	4.6
Commercial Services	21,140,037	3.4
Computers	13,405,046	2.2
Cosmetics/Personal Care	19,904,452	3.2
Distribution/Wholesale	6,982,267	1.1
Electric	15,622,033	2.5
Electrical Components & Equipment	5,603,079	0.9
Electronics	4,486,855	0.7
Engineering & Construction	8,181,698	1.3
Food	40,585,183	6.6
Gas	19,157,644	3.1
Hand/Machine Tools	4,782,591	0.8
Healthcare-Products	8,066,784	1.3
Holding Companies-Diversified	2,537,318	0.4
Insurance	21,931,627	3.6
Leisure Time	2,058,249	0.3
Machinery-Construction & Mining	17,388,137	2.8
Machinery-Diversified	13,703,056	2.2
Media	8,001,310	1.3
Metal Fabricate/Hardware	4,332,402	0.7
Mining	9,969,350	1.6
Oil & Gas	46,367,540	7.5
Pharmaceuticals	61,235,960	9.9
Pipelines	9,520,460	1.6
Retail	4,425,732	0.7
Semiconductors	16,835,854	2.7
Shipbuilding	3,385,313	0.6
Software	9,326,532	1.5
Telecommunications	85,510,768	13.9
Transportation	21,148,150	3.4
Water	8,256,260	1.3

Total Common Stocks	590,000,850	95.5
Preferred Stocks	9,272,805	1.5
Collateral Investment for Securities on Loan	36,214,147	5.9
Mutual Funds	11,670,026	1.9

Total Investments	647,157,828	104.8
Other Assets and Liabilities	(29,708,101)	(4.8)

Total Net Assets	$617,449,727	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 96.0%

Bermuda — 5.7%
Credicorp, Ltd. (1)	18,100	$2,122,044
Dairy Farm International Holdings, Ltd. (2)	257,900	1,588,626
Giordano International, Ltd.	1,392,000	521,255
Jardine Matheson Holdings, Ltd. (1)	61,662	3,589,832

		7,821,757

Brazil — 0.7%
CCR SA	332,900	1,047,061

Cayman Islands — 3.6%
Sands China, Ltd.	825,600	2,875,259
Want Want China Holdings, Ltd. (1)	3,213,000	2,129,171

		5,004,430

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Chile — 2.1%
Aguas Andinas SA, Class A	5,584,610	$2,885,045

Egypt — 3.8%
Commercial International Bank Egypt SAE GDR	1,165,414	4,154,040
Edita Food Industries SAE GDR (2)	74,965	1,159,785

		5,313,825

Hong Kong — 0.3%
SJM Holdings, Ltd.	652,000	398,645

India — 28.9%
Bata India, Ltd.	224,580	1,483,555
Container Corp. Of India, Ltd.	155,432	2,622,174
Emami, Ltd.	480,686	6,889,469
Housing Development Finance Corp., Ltd.	92,016	1,434,630
ICICI Bank, Ltd.	180,284	509,788
ITC, Ltd.	2,009,403	8,680,210
Mahindra & Mahindra Financial Services, Ltd.	1,265,629	3,903,635
Nestle India, Ltd.	32,019	2,344,026
Pidilite Industries, Ltd.	347,355	2,982,850
Titan Co., Ltd.	502,097	2,324,743
Yes Bank, Ltd.	665,460	6,723,996

		39,899,076

Indonesia — 17.3%
Bank Mandiri Persero Tbk PT	9,221,704	6,583,957
Bank Rakyat Indonesia Persero Tbk PT	5,979,600	4,962,185
Hanjaya Mandala Sampoerna Tbk PT	551,992	4,542,328
Kalbe Farma Tbk PT	36,820,200	3,578,715
Unilever Indonesia Tbk PT	1,263,200	4,209,466

		23,876,651

Kenya — 1.0%
East African Breweries Ltd.	502,800	1,325,914

Malaysia — 0.5%
Public Bank Bhd	167,400	735,667

Mexico — 7.0%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,805,811	2,492,079
Grupo Financiero Banorte SAB de C.V., Class O	666,746	3,365,357
Grupo Herdez SAB de C.V. (1)	543,982	1,150,673
Wal-Mart de Mexico SAB de C.V.	1,137,559	2,678,566

		9,686,675

Nigeria — 1.1%
Guaranty Trust Bank PLC	18,475,191	1,476,382

Philippines — 9.4%
Metropolitan Bank & Trust Co.	2,311,354	3,672,828
Universal Robina Corp.	2,237,110	9,331,750

		13,004,578

Singapore — 4.5%
Jardine Cycle & Carriage, Ltd. (1)	229,844	6,299,478

South Africa — 3.0%
Cashbuild, Ltd.	12,186	220,229
Clicks Group, Ltd.	288,388	1,680,793
Discovery, Ltd.	69,750	500,807
Life Healthcare Group Holdings, Ltd. (1)	775,212	1,705,116

		4,106,945

Description	Shares or Participation Units	Value
Common Stocks (continued)

South Korea — 1.1%
KT&G Corp.	18,488	$1,592,880

Taiwan — 0.9%
President Chain Store Corp.	182,000	1,229,129

Thailand — 0.7%
Bangkok Bank PCL	26	118
Kasikornbank PCL	197,569	945,426

		945,544

Turkey — 3.0%
BIM Birlesik Magazalar AS	226,970	4,182,442

United States — 0.5%
Mead Johnson Nutrition Co.	9,434	695,852

Vietnam — 0.9%
Vietnam Dairy Products JSC	213,120	1,226,198

Total Common Stocks (identified cost $136,785,282)		132,754,174

Preferred Stocks — 0.6%

Chile — 0.6%
Coca-Cola Embonor SA	499,442	774,023

Total Preferred Stocks (identified cost $1,192,670)		774,023

Participation Notes — 3.0%

United States — 3.0%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/17/2017 (5)	721,807	4,143,107

Total Participation Notes (identified cost $3,447,951)		4,143,107

Short-Term Investments — 6.1%

Collateral Investment for Securities on Loan — 6.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468% (3)		8,473,222

Total Short-Term Investments (identified cost $8,473,222)		8,473,222

Total Investments — 105.7% (identified cost $149,899,125)		146,144,526
Other Assets and Liabilities — (5.7)%		(7,888,118)

Total Net Assets — 100.0%		$138,256,408

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$14,815,419	10.7%
Apparel	1,483,555	1.1
Auto Manufacturers	3,903,635	2.8
Banks	35,251,787	25.5
Beverages	1,325,914	1.0
Commercial Services	1,047,061	0.7
Distribution/Wholesale	6,299,478	4.5
Diversified Financial Services	3,926,710	2.8
Food	23,112,671	16.7
Healthcare-Services	1,705,116	1.2
Holding Companies-Diversified	3,589,832	2.6
Household Products/Wares	4,209,466	3.0

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Insurance	$500,807	0.4%
Lodging	3,273,904	2.4
Miscellaneous Manufacturing	2,982,850	2.2
Pharmaceuticals	11,164,036	8.1
Retail	8,654,714	6.3
Transportation	2,622,174	1.9
Water	2,885,045	2.1

Total Common Stocks	132,754,174	96.0
Preferred Stocks	774,023	0.6
Participation Notes	4,143,107	3.0
Collateral Investment for Securities on Loan	8,473,222	6.1

Total Investments	146,144,526	105.7
Other Assets and Liabilities	(7,888,118)	(5.7)

Total Net Assets	$138,256,408	100.0%

TCH Emerging Markets Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 58.3%

Azerbaijan — 2.4%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$178,280

Brazil — 1.3%
Samarco Mineracao SA, 4.125%, 11/1/2022 (6)	200,000	92,940

British Virgin Islands — 4.6%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	212,703
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	200,000	122,000

		334,703

Canada — 2.4%
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (1)(6)	300,000	34,500
Teck Resources, Ltd.:
2.500%, 2/1/2018(1)	50,000	43,094
4.500%, 1/15/2021(1)	150,000	98,250

		175,844

Cayman Islands — 1.8%
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	92,250
Vale Overseas, Ltd., 4.375%, 1/11/2022 (1)	50,000	38,750

		131,000

Chile — 2.8%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (6)	200,000	206,813

Colombia — 4.6%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	173,750
Ecopetrol SA, 5.375%, 6/26/2026	200,000	162,750

		336,500

Costa Rica — 2.7%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)	200,000	199,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Hungary — 2.8%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	$200,000	$202,170

Indonesia — 5.2%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (6)	200,000	184,750
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (1)(6)	200,000	200,456

		385,206

Kazakstan — 2.6%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	189,152

Luxembourg — 2.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)	200,000	190,250

Mexico — 10.2%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6)	200,000	185,000
America Movil SAB de C.V., 6.450%, 12/5/2022 (1)(7)	2,000,000	103,167
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (6)	200,000	33,000
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6)	200,000	189,000
Petroleos Mexicanos:
6.375%, 2/4/2021(6)	150,000	156,338
5.625%, 1/23/2046(6)	100,000	78,000

		744,505

Morocco — 2.7%
OCP SA, 6.875%, 4/25/2044 (6)	200,000	195,063

Netherlands — 2.3%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	168,630

Peru — 2.7%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	200,200

Turkey — 2.7%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (1)(6)	200,000	198,620

United States — 1.9%
Southern Copper Corp., 7.500%, 7/27/2035	150,000	142,966

Total Corporate Bonds & Notes (identified cost $5,012,917)		4,272,342

International Bonds — 36.7%

Armenia — 2.1%
Republic of Armenia, 6.000%, 9/30/2020 (1)(6)	162,000	157,545

Bahrain — 2.1%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)	200,000	152,500

Colombia — 2.8%
Colombia Government International Bond, 4.375%, 7/12/2021	200,000	202,800

Costa Rica — 2.3%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6)	200,000	169,750

Cote d’Ivoire — 2.4%
Ivory Coast Government International Bond, 5.375%, 7/23/2024 (6)	200,000	177,232

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

TCH Emerging Markets Bond Fund (continued)

Description	Shares or Principal Amount	Value

International Bonds (continued)

Croatia — 2.9%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)	200,000	208,909

Dominican Republic — 1.4%
Dominican Republic International Bond, 5.875%, 4/18/2024 (6)	100,000	99,250

Ethiopia — 2.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	175,750

Indonesia — 2.8%
Indonesia Government International Bond, 4.750%, 1/8/2026 (6)	200,000	206,978

Kazakstan — 2.8%
Kazakhstan Government International Bond, 5.125%, 7/21/2025 (1)(6)	200,000	203,460

Namibia — 2.8%
Namibia International Bonds, 5.500%, 11/3/2021 (6)	200,000	204,875

Paraguay — 2.7%
Republic of Paraguay, 6.100%, 8/11/2044 (6)	200,000	195,500

Peru — 2.1%
Peruvian Government International Bond, 4.125%, 8/25/2027	150,000	154,275

South Africa — 2.7%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6)	200,000	196,942

Sri Lanka — 2.4%
Sri Lanka Government International Bond, 6.125%, 6/3/2025 (6)	200,000	178,334

Total International Bonds (identified cost $2,778,471)		2,684,100

Short-Term Investments — 19.6%

Collateral Investment for Securities on Loan — 13.4%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468% (3)		982,675

Mutual Funds — 6.2%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	449,534	449,534

Total Short-Term Investments (identified cost $1,432,209)		1,432,209

Total Investments — 114.6% (identified cost $9,223,597)		8,388,651
Other Assets and Liabilities — (14.6)%		(1,065,911)

Total Net Assets — 100.0%		$7,322,740

Industry Allocation
Industry	Value	% of Total Net Assets
Banks	$776,600	10.6%
Chemicals	384,063	5.2
Diversified Financial Services	212,703	2.9
Engineering & Construction	125,250	1.7
Gas	200,456	2.7
Holding Companies-Diversified	185,000	2.5
Iron/Steel	253,690	3.5
Mining	284,309	3.9
Multi-National	189,153	2.6
Oil & Gas	621,838	8.5
Sovereign	202,170	2.8
Telecommunications	276,917	3.8
Transportation	560,193	7.6

Total Corporate Bonds & Notes	4,272,342	58.3
International Bonds — Sovereign	2,684,100	36.7
Collateral Investment for Securities on Loan	982,675	13.4
Mutual Funds	449,534	6.2

Total Investments	8,388,651	114.6
Other Assets and Liabilities	(1,065,911)	(14.6)

Total Net Assets	$7,322,740	100.0%

Alternative Strategies Fund

Description	Principal Amount	Value
Bank Loans Purchased Long — 8.1%

Cayman Islands — 0.3%
Sable International Finance Ltd., Term Loan B1, 5.250%, 11/23/2022 (8)(9)	$187,550	$182,569
Sable International Finance Ltd., Term Loan B2, 5.250%, 11/23/2022 (8)(9)	153,450	149,374

		331,943

France — 0.0%
Linxens France SA:
5.000%, 10/14/2022 (8)	13,000	12,480
9.500%, 10/16/2023 (8)	18,000	16,650

		29,130

Germany — 0.0%
KP Germany Erste GmbH, 5.000%, 4/28/2020 (8)	5,362	5,338

Luxembourg — 0.0%
Travelport Finance Luxembourg Sarl, 5.750%, 9/2/2021 (8)(10)	25,700	24,999

Netherlands — 0.1%
Amaya Holdings BV, 5.000%, 8/1/2021 (8)	79,400	74,259

Puerto Rico — 0.1%
Liberty Cablevision of Puerto Rico LLC, 4.500%, 1/7/2022 (8)	100,000	96,000

United Kingdom — 0.2%
Air Bidco Ltd., 6.500%, 3/20/2022 (8)	198,000	187,110
Hyperion Insurance Group Ltd., 5.500%, 4/29/2022 (8)	2,875	2,698

		189,808

United States — 7.4%
21st Century Oncology Holdings, Inc., 6.500%, 4/30/2022 (8)	70,645	65,435

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Principal Amount	Value
Bank Loans Purchased Long (continued)
United States (continued)
Access CIG LLC, 6.000%, 10/18/2021 (8)	$498,741	$488,766
AF Borrower LLC:
6.250%, 1/28/2022 (8)	26,798	25,636
10.000%, 1/28/2023 (8)	14,000	12,915
Ancestry.com, Inc., 5.000%, 8/17/2022 (8)	19,950	19,782
Arnhold & S Bleichroeder Holdings, Inc., 5.000%, 12/1/2022 (8)	250,000	236,668
Ascend Learning LLC, 5.500%, 7/31/2019 (8)	96,020	95,180
Astoria Energy LLC, 5.000%, 12/24/2021 (8)	47,584	45,383
Asurion LLC:
8.500%, 3/3/2021 (8)	46,000	37,743
5.000%, 8/4/2022 (8)	11,729	10,800
Auction.com LLC, 6.000%, 5/8/2022 (8)	15,591	15,454
Avago Technologies Cayman Finance Ltd., 4.500%, 2/1/2023 (8)	750,000	740,741
Builders FirstSource, Inc., 6.000%, 7/31/2022 (8)	40,906	39,645
Charter NEX US Holdings, Inc., 9.250%, 2/6/2023 (8)	177,000	173,460
Communications Sales & Leasing, Inc., 5.000%, 10/24/2022 (8)	11,940	11,142
Computer Sciences Gov Services, 4.000%, 11/28/2022 (8)	54,000	53,993
COTY, Inc., 4.000%, 10/27/2022 (8)	13,000	12,976
CT Technologies Intermediate Holdings, Inc., 5.250%, 12/1/2021 (8)	13,930	13,501
Curo Health Services LLC, 6.500%, 2/7/2022 (8)	194,530	192,403
CWGS Group LLC, 5.750%, 2/20/2020 (8)	45,387	44,451
Diamond Resorts Corp., 5.500%, 5/9/2021 (8)	150,000	144,750
Duff & Phelps Investment Management Co., 9.500%, 8/13/2021 (8)	69,000	65,205
Eastman Kodak Co., 7.250%, 9/3/2019 (8)	234,399	202,169
Emerging Markets Communications LLC, 6.750%, 7/1/2021 (8)	30,845	28,712
Fieldwood Energy LLC, 8.125%, 9/30/2020 (8)(9)	313,000	46,391
Fullbeauty Brands Holdings Corp., 5.750%, 10/14/2022 (8)	17,000	15,753
Galleria Co., 4.000%, 1/26/2023 (8)	26,000	25,894
GK Holdings, Inc., 6.500%, 1/20/2021 (8)	247,500	245,953
Gruden Acquisition, Inc., 5.750%, 8/18/2022 (8)	18,000	15,263
Higginbotham & Associates LLC:
6.250%, 11/25/2021 (8)	250,000	248,750
10.000%, 11/25/2021 (8)	500,000	490,000
Horizon Global Corp., 7.000%, 6/30/2021 (8)	38,025	36,314
IG Investment Holdings LLC, 6.000%, 10/29/2021 (8)	494,898	492,216
Infiltrator Systems Integrated LLC, 9.750%, 5/19/2023 (8)	20,000	19,900
Invenergy Thermal Operating I, 6.500%, 10/7/2022 (8)	17,955	16,698
Jackson Hewitt, Inc., 8.000%, 7/24/2020 (8)	71,000	68,781

Description	Shares or Principal Amount	Value
Bank Loans Purchased Long (continued)
United States (continued)
JC Penney Corp., Inc., 6.000%, 5/22/2018 (8)	$22,824	$22,625
Jeld-Wen, Inc., 4.750%, 7/1/2022 (8)	14,963	14,654
Kloeckner-Pentaplast of America, Inc., 5.000%, 4/28/2020 (8)	12,548	12,491
Match Group, Inc., 5.500%, 11/16/2022 (8)	147,000	146,878
Merrill Communications LLC, 6.250%, 6/1/2022 (8)	11,928	9,587
National Surgical Hospitals, Inc., 4.500%, 6/1/2022 (8)	12,935	12,296
NEP/NCP Holdco, Inc., 9.750%, 7/22/2020 (8)	19,000	17,670
Neptune Finco Corp., 5.000%, 10/9/2022 (8)	21,000	20,850
NN, Inc., 5.750%, 10/19/2022 (8)	130,673	129,039
NXP B.V., 4.000%, 12/7/2020 (8)	250,000	249,785
Oasis Outsourcing Holdings, Inc., 5.750%, 12/18/2021 (8)	541,350	538,643
Physio Control lnternational, Inc., 5.500%, 6/6/2022 (8)	5,985	5,993
Plaskolite, Inc., 5.750%, 11/3/2022 (8)	54,000	53,460
PLZ Aeroscience Corp., 5.250%, 7/31/2022 (8)	90,848	89,031
Prolampac Intermediate, Inc., 5.750%, 8/18/2022 (8)	265,899	259,695
ProQuest LLC, 5.750%, 10/24/2021 (8)	172,563	165,230
Raley’s, 7.250%, 5/18/2022 (8)	39,000	38,805
RCS Capital Corp., 7.500%, 4/29/2019 (8)	467,949	272,971
Riverbed Technology, Inc., 6.000%, 4/24/2022 (8)	38,708	38,023
Ryan LLC, 6.750%, 7/14/2020 (8)	19,500	18,891
STG-Fairway Acquisition, Inc., 6.250%, 6/30/2022 (8)	48,067	46,625
SunEdison, Inc., 11.000%, 7/2/2018 (8)	44,000	28,380
Team Health, Inc., 4.750%, 11/23/2022 (8)	250,000	250,156
TouchTunes Interactive Networks, Inc., 5.750%, 5/29/2021 (8)	40,795	40,438
U.S. Farathane LLC, 6.750%, 12/23/2021 (8)	282,192	279,370
USAGM HoldCo LLC, 4.750%, 7/28/2022 (8)	33,000	31,130
XPO Logistics, Inc., 5.500%, 11/1/2021 (8)	34,000	33,851
YRC Worldwide, Inc., 8.000%, 2/13/2019 (8)	111,715	88,981

		7,414,371

Total Bank Loans Purchased Long (identified cost $8,481,737)		8,165,848

Common Stocks Purchased Long — 47.6%

Bermuda — 0.2%
Axalta Coating Systems Ltd. (2)	8,835	229,357
Syncora Holdings Ltd. (2)	5,234	3,779

		233,136

Canada — 1.5%
Magna International, Inc.	17,058	662,703
Valeant Pharmaceuticals International, Inc. (2)(10)	13,020	856,716

		1,519,419

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Cayman Islands — 0.8%
Baidu, Inc. ADR (2)	827	$143,418
Pace Holdings Corp. (2)	72,680	719,532

		862,950

France — 0.0%
Marie Brizard Wine & Spirits (2)	210	4,099

Ireland — 2.9%
Allergan PLC (2)(10)	3,405	987,825
Ingersoll-Rand PLC	5,075	281,967
Medtronic PLC (10)	6,870	531,669
Seagate Technology PLC	4,175	130,928
Tyco International PLC (10)	28,075	987,678

		2,920,067

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	992	73,775

Luxembourg — 0.0%
Intelsat SA (2)	2,180	3,750

Netherlands — 1.6%
Altice NV, Class A (2)	1,184	16,791
LyondellBasell Industries NV, Class A (10)	14,746	1,182,777
NXP Semiconductors (2)	5,425	386,477

		1,586,045

Singapore — 0.4%
Broadcom Ltd.	2,794	374,312

United States — 40.1%
Agilent Technologies, Inc.	7,320	273,402
Air Products & Chemicals, Inc. (10)	4,125	546,439
Alphabet, Inc., Class A (2)(10)	1,159	831,258
Alphabet, Inc., Class C (2)(10)	902	629,389
Amazon.com, Inc. (2)	380	209,958
Anadarko Petroleum Corp. (10)	5,447	206,714
AutoZone, Inc. (2)	228	176,602
Avis Budget Group, Inc. (2)(10)	9,690	248,452
Bank of America Corp. (10)	30,930	387,244
Baxalta, Inc. (10)	9,589	369,368
Black Hills Corp. (10)	11,075	620,311
Bloomin’ Brands, Inc.	27,250	471,152
C.R. Bard, Inc.	1,495	287,608
Cablevision Systems Corp., Class A (10)	5,662	184,185
CBS Corp., Class B	10,395	502,910
Cigna Corp.	1,647	229,938
Coach, Inc. (10)	9,675	376,745
Coca-Cola Co.	8,680	374,368
Cognizant Technology Solutions Corp., Class A (2)	4,830	275,213
Comcast Corp., Class A	2,788	160,951
Computer Sciences Corp.	6,660	191,875
Constellation Brands, Inc., Class A	1,813	256,413
CSRA, Inc. (10)	34,360	891,642
CST Brands, Inc. (10)	19,850	643,934
Danaher Corp. (10)	7,350	656,134
Delta Air Lines, Inc. (10)	24,045	1,159,931
DISH Network Corp., Class A (2)(10)	2,758	129,985
Eastman Chemical Co. (10)	12,390	794,818
EMC Corp.	6,357	166,108
EnPro Industries, Inc. (10)	4,168	216,236
Equinix, Inc. (10)	1,243	377,487
EW Scripps Co., Class A (10)	5,197	89,700
Exxon Mobil Corp.	3,597	288,300
Facebook, Inc., Class A (2)(10)	8,431	901,443
GCP Applied Technologies, Inc. (2)	15,455	274,017

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Graphic Packaging Holding Co. (10)	47,965	$591,408
Gray Television, Inc. (2)(10)	17,472	201,627
Halliburton Co. (10)	23,081	745,055
Halozyme Therapeutics, Inc. (2)(10)	38,260	311,054
Harris Corp.	3,575	278,922
HCA Holdings, Inc. (2)	2,794	193,373
Hertz Global Holdings, Inc. (2)	27,565	234,303
Hewlett Packard Enterprise Co. (10)	39,465	523,701
Hewlett-Packard Co.	29,902	319,652
Home Depot, Inc.	1,520	188,662
Honeywell International, Inc. (10)	9,132	925,528
IHS, Inc., Class A (2)	3,500	363,965
Innoviva, Inc. (10)	53,945	632,235
Intrexon Corp. (2)(10)	17,800	550,910
Lexmark International, Inc., Class A	11,700	362,934
Lockheed Martin Corp. (10)	7,972	1,720,278
Loral Space & Communications, Inc. (2)(10)	5,771	185,018
Lowe’s Cos., Inc. (10)	10,450	705,688
Macquarie Infrastructure Co. LLC (10)	5,114	312,210
McGraw Hill Financial, Inc.	1,055	94,676
McKesson Corp. (10)	3,013	468,883
Microsoft Corp.	3,219	163,783
Mohawk Industries, Inc. (2)(10)	1,640	294,757
Mondelez International, Inc.	8,200	332,346
Mueller Water Products, Inc., Class A (10)	53,050	456,760
Myriad Genetics, Inc. (2)	3,700	129,500
Nexstar Broadcasting Group, Inc., Class A (10)	1,952	87,215
Noble Energy, Inc. (10)	26,225	773,637
O’Reilly Automotive, Inc. (2)	351	91,372
Phillips 66 (10)	5,500	436,645
Pioneer Natural Resources Co. (10)	7,021	846,241
Pitney Bowes, Inc. (10)	20,345	368,651
PTC, Inc. (2)	10,830	334,755
PVH Corp. (10)	6,210	491,521
Sealed Air Corp. (10)	26,815	1,226,250
SemGroup Corp., Class A	10,605	201,495
Service Corp International	15,250	358,680
Sinclair Broadcast Group, Inc., Class A	1,656	51,121
Sirius XM Holdings, Inc. (2)	102,430	381,040
Solera Holdings, Inc. (10)	1,628	90,680
Starbucks Corp.	2,885	167,936
Steven Madden, Ltd. (2)	7,900	278,080
SunEdison, Inc. (2)	1,735	3,435
SunTrust Banks, Inc.	8,350	277,053
Synchrony Financial (2)	8,856	238,669
TerraForm Power, Inc., Class A	870	8,387
Time Warner Cable, Inc.	669	127,685
Time Warner, Inc.	4,500	297,900
Tribune Media Co., Class A (10)	4,924	176,772
Valero Energy Corp. (10)	6,463	388,297
Valspar Corp. (10)	8,585	671,690
Verint Systems, Inc. (2)	8,670	308,045
Verizon Communications, Inc. (10)	16,216	822,638
Vista Outdoor, Inc. (2)(10)	7,300	359,890
Visteon Corp.	5,550	388,056
Western Digital Corp. (10)	8,282	360,515
WL Ross Holding Corp. (2)(10)	72,780	727,800
WR Grace & Co. (2)(10)	16,195	1,113,244
Wyndham Worldwide Corp. (10)	11,230	817,993
Yahoo!, Inc. (2)(10)	6,008	190,994

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks Purchased Long (continued)

United States (continued)
Zimmer Biomet Holdings, Inc. (10)	7,158	$692,966
Zoetis, Inc.	10,095	414,501

		40,259,307

Total Common Stocks Purchased Long (identified cost $50,209,148)		47,836,860

Convertible Bonds Purchased Long — 0.1%

United States — 0.1%
Cobalt International Energy, Inc., 3.125%, 5/15/2024	$75,000	28,734
SunEdison, Inc., 5.000%, 7/2/2018 (6)	44,000	28,215

Total Convertible Bonds Purchased Long (identified cost $90,748)		56,949

Corporate Bonds & Notes Purchased Long — 2.0%

Bermuda — 0.0%
Syncora Holdings Ltd., 6.880%, 9/29/2049 (8)	15,000	3,225

Canada — 0.4%
Niska Gas Storage Canada ULC, 6.500%, 4/1/2019	75,000	54,375
Valeant Pharmaceuticals International Inc., 6.125%, 4/15/2025 (6)	466,000	392,314

		446,689

Cayman Islands — 0.0%
Transocean, Inc., 6.800%, 3/15/2038	26,000	12,025

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	49,000	32,095
Intelsat Luxembourg SA, 7.750%, 6/1/2021	50,000	15,250

		47,345

United Kingdom — 0.1%
TIG Finco PLC, 8.500%, 3/2/2020 (6)(8)	48,240	69,157

United States — 1.5%
Advanced Micro Devices, Inc., 6.750%, 3/1/2019	75,000	55,125
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/2023 (6)	15,000	13,125
Caesars Entertainment Resort Properties LLC, 8.000%, 10/1/2020	83,800	82,333
Cliffs Natural Resources, Inc., 8.250%, 3/31/2020 (6)	33,000	25,163
Constellis Holdings LLC, 9.750%, 5/15/2020 (6)	14,000	11,323
DISH DBS Corp., 5.000%, 3/15/2023	16,000	14,200
Goodman Networks, Inc., 12.125%, 7/1/2018	256,000	76,800
McClatchy Co., 9.000%, 12/15/2022	85,400	75,472
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020	64,000	17,600
Murphy Oil Corp., 2.500%, 12/1/2017	125,000	103,862
Prestige Brands, Inc., 6.375%, 3/1/2024 (6)	3,000	3,105
PriSo Acquisition Corp., 9.000%, 5/15/2023 (6)	14,000	12,390
Rose Rock Midstream LP, 5.625%, 7/15/2022	966,585	550,953

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes Purchased Long (continued)

United States (continued)
Sabre GLBL, Inc., 5.250%, 11/15/2023 (6)	$44,000	$44,880
Southwestern Energy Co., 4.100%, 3/15/2022	27,000	15,255
Standard Industries, Inc.:
5.125%, 2/15/2021 (6)	2,000	2,050
5.500%, 2/15/2023 (6)	2,000	2,035
Sun Products Corp., 7.750%, 3/15/2021 (6)	60,000	53,100
United Rentals North America, Inc., 4.625%, 7/15/2023	149,000	149,559
Wayne Merger Sub LLC, 8.250%, 8/1/2023 (6)	39,000	35,198
WideOpenWest Finance LLC, 10.250%, 7/15/2019	20,000	18,300
Wise Metals Group LLC, 8.750%, 12/15/2018 (6)	129,000	109,005

		1,470,833

Total Corporate Bonds & Notes Purchased Long (identified cost $2,086,399)		2,049,274

Exchange Traded Funds Purchased Long — 0.1%

United States — 0.1%
BlackRock Floating Rate Income Strategies	2,978	36,421
Blackstone / GSO Strategic Credit	1,969	24,494
Invesco Senior Income Trust	8,181	30,761
Voya Prime Rate Trust	6,569	30,414

Total Exchange Traded Funds Purchased Long (identified cost $132,292)		122,090

Limited Partnership Units Purchased Long — 1.2%

United States — 1.2%
CrossAmerica Partners LP	26,205	563,931
DCP Midstream Partners LP	34,480	669,257

Total Limited Partnership Units Purchased Long (identified cost $1,370,539)		1,233,188

Purchased Call Options — 0.3%

United States — 0.3%
Lexmark International, Inc.:
Exercise Price: $30, 4/15/2016 (2)	11	3,053
Exercise Price: $26, 3/18/2016 (2)	24	12,600
Royal Caribbean Cruises Ltd., Exercise Price: $85.00, 3/18/2016 (2)	13	156
S&P 500 Index, Exercise Price: $1,925.00, 3/18/2016 (2)	80	278,800

Total Purchased Call Options (identified cost $491,683)		294,609

Purchased Put Options — 0.0%

United States — 0.0%
iShares Russell 2000 ETF:
Exercise Price: $94, 5/20/2016 (2)	50	8,825
Exercise Price: $98, 3/31/2016 (2)	105	11,865

Total Purchased Put Options (identified cost $47,026)		20,690

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations Purchased Long — 0.0%

United States — 0.0%
United States Treasury Bond, 3.000%, 5/15/2045	$27,000	$29,142

Total U.S. Government & U.S. Government Agency Obligations Purchased Long (identified cost $27,769)		29,142

Short-Term Investments — 38.2%

Mutual Funds — 28.2%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	28,352,779	28,352,779

U.S. Treasury Bills — 10.0%
United States Treasury Bill, 0.190%, 3/24/2016 (10)(11)	10,000,000	9,998,540

Total Short-Term Investments (identified cost $38,351,533)		38,351,319

Total Investments — 97.6% (identified cost $101,288,874)		98,159,969
Other Assets and Liabilities — 32.4%		32,588,917
Securities Sold Short and Written Options (see summary below) — (30.0)%		(30,249,868)

Total Net Assets — 100.0%		$100,499,018

Securities Sold Short— (30.0)%

Common Stocks Sold Short — (24.1)%

Belgium — (0.2)%
UCB SA	(2,460)	$(181,314)

Bermuda — (0.2)%
Signet Jewelers Ltd.	(2,100)	(227,640)

Canada — (0.6)%
Canadian Western Bank	(7,880)	(115,958)
Element Financial Corp.	(14,300)	(151,455)
Home Capital Group, Inc.	(6,840)	(171,885)
National Bank of Canada	(4,620)	(125,863)
Restaurant Brands International, Inc.	(1,026)	(35,972)

		(601,133)

Cayman Islands — (0.2)%
Alibaba Group Holding Ltd. ADR (2)	(2,440)	(167,896)

France — (0.3)%
Sanofi ADR	(6,800)	(268,940)

Germany — (0.2)%
Deutsche Lufthansa AG (2)	(14,760)	(221,471)

India — (0.7)%
Infosys Ltd. ADR	(40,060)	(673,809)

Japan — (0.1)%
Yahoo Japan Corp.	(12,800)	(50,285)

Jersey — (0.2)%
Delphi Automotive PLC	(1,640)	(109,355)
Shire PLC ADR	(897)	(140,031)

		(249,386)

Luxembourg — (0.0)%
SES SA	(1,536)	(40,250)

Description	Shares	Value
Common Stocks Sold Short (continued)

Netherlands — (0.9)%
Ferrari NV (2)	(5,275)	$(200,345)
Schlumberger Ltd.	(10,439)	(748,685)

		(949,030)

Switzerland — (0.3)%
Roche Holding AG	(1,050)	(268,946)

United Kingdom — (0.7)%
Aon PLC	(1,881)	(179,240)
LivaNova PLC (2)	(3,315)	(187,099)
Nielsen NV	(2,685)	(135,163)
Royal Mail PLC	(38,100)	(239,234)

		(740,736)

United States — (19.5)%
Abbott Laboratories	(6,102)	(236,391)
Activision Blizzard, Inc.	(2,668)	(84,496)
Adobe Systems, Inc. (2)	(3,858)	(328,509)
Air Products & Chemicals, Inc.	(1,079)	(142,935)
American Eagle Outfitters, Inc.	(9,600)	(146,496)
AmerisourceBergen Corp.	(5,137)	(444,967)
Apache Corp.	(9,029)	(345,630)
Apple, Inc.	(7,300)	(705,837)
Ashland, Inc.	(2,000)	(190,580)
Baxter International, Inc.	(5,001)	(197,590)
Best Buy Co., Inc.	(2,878)	(93,218)
Big Lots, Inc.	(2,400)	(97,080)
Boeing Co.	(2,356)	(278,432)
BofI Holding, Inc. (2)	(13,414)	(248,561)
CACI International, Inc., Class A (2)	(1,300)	(125,606)
CarMax, Inc. (2)	(6,150)	(284,499)
Caterpillar, Inc.	(5,086)	(344,322)
Cerner Corp. (2)	(1,138)	(58,106)
Charter Communications, Inc., Class A (2)	(362)	(65,001)
Chevron Corp.	(6,463)	(539,273)
Chico’s FAS, Inc.	(9,300)	(118,668)
Chipotle Mexican Grill, Inc. (2)	(43)	(21,894)
Clorox Co.	(1,100)	(139,062)
Coach, Inc.	(1,116)	(43,457)
Cobalt International Energy, Inc. (2)	(1,898)	(5,049)
CommVault Systems, Inc. (2)	(4,950)	(185,476)
ConocoPhillips	(3,255)	(110,117)
Corning, Inc.	(36,761)	(672,726)
Costco Wholesale Corp.	(383)	(57,461)
Crown Castle International Corp.	(2,745)	(237,442)
Cummins, Inc.	(2,300)	(224,411)
CVS Health Corp.	(1,421)	(138,079)
Dana Holding Corp.	(7,600)	(94,544)
Darden Restaurants, Inc.	(4,500)	(287,460)
DaVita HealthCare Partners, Inc. (2)	(1,533)	(101,132)
Deere & Co.	(2,211)	(177,278)
Diebold, Inc.	(7,700)	(191,114)
Discovery Communications, Inc., Class A (2)	(3,500)	(87,500)
Duke Energy Corp.	(1,700)	(126,276)
DuPont Fabros Technology, Inc.	(2,700)	(96,255)
Edwards Lifesciences Corp. (2)	(743)	(64,641)
Electronic Arts, Inc. (2)	(4,456)	(286,253)
EOG Resources, Inc.	(2,117)	(137,055)
Equinix, Inc.	(829)	(251,759)
Essex Property Trust, Inc.	(460)	(96,269)
Express, Inc. (2)	(5,400)	(93,042)
Foot Locker, Inc.	(1,400)	(87,500)
Hess Corp.	(4,802)	(209,367)
Hibbett Sports, Inc. (2)	(1,358)	(48,209)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks Sold Short (continued)

United States (continued)
Hudson Pacific Properties, Inc.	(5,700)	$(145,350)
Humana, Inc.	(1,743)	(308,459)
Huntington Bancshares, Inc.	(21,200)	(185,500)
Intel Corp.	(6,300)	(186,417)
International Business Machines Corp.	(4,875)	(638,771)
International Paper Co.	(12,769)	(455,853)
J.C. Penney Co., Inc. (2)	(35,339)	(360,458)
JetBlue Airways Corp. (2)	(4,600)	(101,200)
John Wiley & Sons, Inc., Class A	(2,220)	(96,637)
Johnson & Johnson	(2,710)	(285,119)
Kinder Morgan, Inc.	(11,164)	(201,957)
Kroger Co.	(4,700)	(187,577)
L Brands, Inc.	(2,490)	(211,127)
L-3 Communications Holdings, Inc.	(1,635)	(191,802)
Lands’ End, Inc. (2)	(863)	(20,764)
Manitowoc Co., Inc.	(20,650)	(327,302)
Marathon Petroleum Corp.	(2,445)	(83,741)
Marriott International, Inc., Class A	(726)	(49,477)
Mondelez International, Inc., Class A	(1,334)	(54,067)
National Fuel Gas Co.	(2,300)	(105,064)
National Oilwell Varco, Inc.	(18,557)	(543,163)
Netflix, Inc. (2)	(3,563)	(332,820)
New Media Investment Group, Inc.	(5,039)	(78,760)
NII Holdings, Inc. (2)	(6,213)	(32,991)
Occidental Petroleum Corp.	(7,590)	(522,344)
Omnicom Group, Inc.	(1,441)	(112,124)
Outerwall, Inc.	(4,123)	(128,596)
PacWest Bancorp	(4,700)	(151,246)
Parker-Hannifin Corp.	(6,984)	(706,781)
Phibro Animal Health Corp., Class A	(1,600)	(44,256)
Phillips 66	(2,137)	(169,656)
PPG Industries, Inc.	(2,855)	(275,593)
Praxair, Inc.	(4,910)	(499,789)
Primerica, Inc.	(5,789)	(244,238)
Public Service Enterprise Group, Inc.	(4,450)	(189,837)
Quad/Graphics, Inc.	(13,618)	(172,404)
Sirius XM Holdings, Inc. (2)	(9,453)	(35,165)
Stryker Corp.	(3,775)	(377,047)
SunEdison, Inc. (2)	(2,471)	(4,893)
Thermo Fisher Scientific, Inc.	(1,420)	(183,450)
Under Armour, Inc., Class A (2)	(785)	(65,697)
United Technologies Corp.	(5,337)	(515,661)
UnitedHealth Group, Inc.	(1,045)	(124,459)
Viacom, Inc., Class B	(3,861)	(142,278)
Walt Disney Co.	(1,055)	(100,774)
Whirlpool Corp.	(650)	(100,958)
Workday, Inc., Class A (2)	(1,055)	(63,775)
Xerox Corp.	(10,000)	(96,100)

		(19,558,522)

Total Common Stocks Sold Short (proceeds $(25,453,934))		(24,199,358)

Corporate Bonds & Notes Sold Short — (1.0)%

United States — (1.0)%
APX Group, Inc., 8.750%, 12/1/2020	$(80,000)	(65,400)
FelCor Lodging LP, 6.000%, 6/1/2025	(101,000)	(104,030)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(48,000)	(38,203)

Description	Shares, Contracts, Principal Amount or Units	Value
Corporate Bonds & Notes Sold Short (continued)

United States (continued)
Outerwall, Inc.:
6.000%, 3/15/2019	$(195,000)	$(156,000)
5.875%, 6/15/2021	(35,000)	(25,375)
SESI LLC, 7.125%, 12/15/2021	(26,000)	(16,022)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6)	(54,000)	(30,510)
United Rentals North America, Inc., 7.375%, 5/15/2020	(123,000)	(129,150)
Valeant Pharmaceuticals International, 7.000%, 10/1/2020 (6)	(466,000)	(441,535)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6)	(38,000)	(36,433)

Total Corporate Bonds & Notes Sold Short (proceeds $(1,102,928))		(1,042,658)

Exchange Traded Funds Sold Short — (4.2)%

United States — (4.2)%
Consumer Discretionary Select Sector SPDR	(6,675)	(496,887)
Consumer Staples Select Sector SPDR	(4,311)	(219,516)
CurrencyShares Euro Trust (2)	(6,475)	(688,746)
Energy Select Sector SPDR	(9,070)	(513,906)
Industrial Select Sector SPDR	(810)	(42,217)
iShares Nasdaq Biotechnology	(378)	(96,046)
iShares Russell 2000	(330)	(33,908)
iShares Russell 2000 Growth	(1,380)	(170,389)
iShares Russell Mid-Cap Growth	(3,965)	(342,298)
iShares Russell Mid-Cap Value	(2,757)	(180,225)
SPDR S&P 500 Trust	(7,387)	(1,429,828)

Total Exchange Traded Funds Sold Short (proceeds $(4,451,549))		(4,213,966)

Limited Partnership Units Sold Short — (0.1)%

United States — (0.1)%
Enterprise Products Partners LP	(3,833)	(89,577)

Total Limited Partnership Units Sold Short (proceeds $(87,473))		(89,577)

Written Call Options — (0.3)%

United States — (0.3)%
Axalta Coating Systems Ltd., Exercise Price: $25.00, 3/18/2016 (2)	(26)	(3,640)
Eastman Chemical Co.:
Exercise Price: $65, 6/17/2016 (2)	(9)	(3,420)
Exercise Price: $65, 4/15/2016 (2)	(4)	(1,000)
Exercise Price: $65, 3/18/2016 (2)	(4)	(448)
Exercise Price: $63, 3/18/2016 (2)	(4)	(1,010)
Exercise Price: $60, 3/18/2016 (2)	(15)	(7,950)
Halozyme Therapeutics, Inc.:
Exercise Price: $12, 3/18/2016 (2)	(38)	(570)
Exercise Price: $11, 3/18/2016 (2)	(38)	(190)
Exercise Price: $10, 3/18/2016 (2)	(19)	(380)
Innoviva, Inc.:
Exercise Price: $15, 6/17/2016 (2)	(26)	(780)
Exercise Price: $14, 6/17/2016 (2)	(26)	(1,755)
Exercise Price: $13, 6/17/2016 (2)	(26)	(2,405)
Intrexon Corp., Exercise Price: $30.00, 3/18/2016 (2)	(15)	(4,200)
iShares Russell 2000, Exercise Price: $100.00, 3/18/2016 (2)	(9)	(3,420)

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Contracts	Value
Written Call Options (continued)

United States (continued)
iShares Russell 2000 Growth, Exercise Price: $120.00, 3/18/2016 (2)	(7)	$(3,500)
Lowe’s Cos., Inc., Exercise Price: $70.00, 3/18/2016 (2)	(5)	(300)
LyondellBasell Industries NV, Class A:
Exercise Price: $80, 3/18/2016 (2)	(20)	(6,660)
Exercise Price: $78, 3/18/2016 (2)	(16)	(7,648)
Exercise Price: $75, 3/18/2016 (2)	(2)	(1,310)
Exercise Price: $73, 3/18/2016 (2)	(6)	(5,430)
Phillips 66:
Exercise Price: $80, 3/18/2016 (2)	(21)	(4,011)
Exercise Price: $78, 3/18/2016 (2)	(14)	(4,900)
Exercise Price: $75, 3/18/2016 (2)	(20)	(10,700)
Royal Caribbean Cruises Ltd., Exercise Price: $95.00, 3/18/2016 (2)	(9)	(45)
S&P 500 Index, Exercise Price: $1,965.00, 3/18/2016 (2)	(86)	(133,300)
Seagate Technology PLC:
Exercise Price: $34, 3/18/2016 (2)	(13)	(598)
Exercise Price: $32, 3/18/2016 (2)	(28)	(3,584)
SPDR S&P 500 Trust:
Exercise Price: $191, 3/18/2016 (2)	(9)	(4,536)
Exercise Price: $190, 3/18/2016 (2)	(9)	(5,022)
Exercise Price: $184, 3/18/2016 (2)	(18)	(19,134)
Valeant Pharmaceuticals International, Inc.:
Exercise Price: $90, 6/17/2016 (2)	(13)	(8,450)
Exercise Price: $80, 5/20/2016 (2)	(13)	(8,731)
Exercise Price: $80, 3/18/2016 (2)	(25)	(6,200)
Valspar Corp., Exercise Price: $75.00, 3/18/2016 (2)	(25)	(11,250)
Vista Outdoor, Inc., Exercise Price: $40.00, 3/18/2016 (2)	(73)	(70,810)

Total Written Call Options (proceeds $(371,054))		(347,287)

Written Put Options — (0.3)%

United States — (0.3)%
iShares Russell 2000:
Exercise Price: $81, 5/20/2016 (2)	(50)	(2,025)
Exercise Price: $85, 3/31/2016 (2)	(34)	(357)
S&P 500 Index:
Exercise Price: $1,860, 3/18/2016 (2)	(86)	(106,640)
Exercise Price: $1,925, 3/18/2016 (2)	(80)	(248,000)

Total Written Put Options (proceeds $(737,220))		(357,022)

Total Securities Sold Short (proceeds $(32,204,158))		$(30,249,868)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$1,999,199	2.0%
Airlines	1,159,931	1.1
Apparel	278,080	0.3
Auto Parts & Equipment	1,050,759	1.0
Banks	664,297	0.7
Beverages	634,880	0.6
Biotechnology	1,623,699	1.6
Building Materials	274,017	0.3
Chemicals	4,538,325	4.5
Commercial Services	1,248,319	1.2
Computers	3,586,534	3.6
Diversified Financial Services	238,669	0.2
Electric	620,311	0.6
Electronics	2,186,609	2.2
Energy-Alternate Sources	11,822	0.0
Food	332,346	0.3
Healthcare-Products	2,168,378	2.2
Healthcare-Services	423,310	0.4
Holding Companies-Diversified	1,447,332	1.4
Insurance	3,779	0.0
Internet	2,906,459	2.9
Leisure Time	73,775	0.1
Lodging	817,993	0.8
Media	2,407,882	2.4
Metal Fabricate/Hardware	456,760	0.5
Miscellaneous Manufacturing	498,203	0.5
Office/Business Equipment	368,651	0.4
Oil & Gas	2,939,834	2.9
Oil & Gas Services	745,055	0.7
Packaging & Containers	1,817,658	1.8
Pharmaceuticals	3,097,293	3.1
Pipelines	201,495	0.2
Real Estate Investment Trusts	377,487	0.4
Retail	3,673,504	3.7
Semiconductors	760,789	0.8
Software	897,263	0.9
Telecommunications	1,011,406	1.0
Textiles	294,757	0.3

Total Common Stocks Purchased Long	47,836,860	47.6
Bank Loans Purchased Long	8,165,848	8.1
Convertible Bonds Purchased Long	56,949	0.1
Corporate Bonds & Notes Purchased Long
Biotechnology	13,125	0.0
Building Materials	4,085	0.0
Commercial Services	160,881	0.2
Household Products/Wares	56,205	0.1
Insurance	107,580	0.1
Iron/Steel	25,163	0.0
Leisure Time	44,880	0.0
Lodging	82,334	0.1
Media	107,972	0.1
Metal Fabricate/Hardware	109,005	0.1
Oil & Gas	148,742	0.1
Pharmaceuticals	392,314	0.4
Pipelines	605,328	0.6
Retail	12,390	0.0
Semiconductors	55,125	0.1
Telecommunications	124,145	0.1

Total Corporate Bonds & Notes Purchased Long	2,049,274	2.0
Exchange Traded Funds Purchased Long	122,090	0.1
Limited Partnership Units Purchased Long	1,233,188	1.2
Purchased Call Options	294,609	0.3
Purchased Put Options	20,690	0.0

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
U.S. Government & U.S. Government Agency Obligations Purchased Long	$29,142	0.0%
Short-Term Investments	38,351,319	38.2

Total Investments	98,159,969	97.6
Other Assets and Liabilities	32,588,917	32.4
Securities Sold Short & Written Options	(30,249,868)	(30.0)

Total Net Assets	$100,499,018	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Advertising	$(112,124)	(0.1)%
Aerospace/Defense	(985,895)	(1.0)
Airlines	(322,671)	(0.3)
Apparel	(65,697)	(0.1)
Auto Manufacturers	(200,345)	(0.2)
Auto Parts & Equipment	(203,899)	(0.2)
Banks	(750,452)	(0.8)
Chemicals	(1,108,897)	(1.1)
Commercial Services	(307,567)	(0.3)
Computers	(2,335,138)	(2.3)
Diversified Financial Services	(151,455)	(0.2)
Electric	(316,113)	(0.3)
Electronics	(672,726)	(0.7)
Energy-Alternate Sources	(4,893)	(0.0)
Food	(241,644)	(0.2)
Forest Products & Paper	(455,853)	(0.5)
Gas	(105,064)	(0.1)
Healthcare-Products	(1,246,217)	(1.2)
Healthcare-Services	(534,050)	(0.5)
Home Furnishings	(100,958)	(0.1)
Household Products/Wares	(139,062)	(0.1)
Insurance	(423,478)	(0.4)
Internet	(650,525)	(0.7)
Lodging	(49,477)	(0.1)
Machinery-Construction & Mining	(344,322)	(0.3)
Machinery-Diversified	(728,992)	(0.7)
Media	(527,354)	(0.5)
Miscellaneous Manufacturing	(706,781)	(0.7)
Office/Business Equipment	(96,100)	(0.1)
Oil & Gas	(2,122,231)	(2.1)
Oil & Gas Services	(1,291,849)	(1.3)
Pharmaceuticals	(1,633,573)	(1.6)
Pipelines	(201,957)	(0.2)
Real Estate Investment Trusts	(827,075)	(0.8)
Retail	(2,480,856)	(2.5)
Savings & Loans	(248,561)	(0.3)
Semiconductors	(186,417)	(0.2)
Software	(1,006,615)	(1.0)
Telecommunications	(73,241)	(0.1)
Transportation	(239,234)	(0.2)

Total Common Stocks Sold Short	(24,199,358)	(24.1)
Corporate Bonds & Notes Sold Short
Commercial Services	(194,550)	(0.2)
Computers	(30,510)	(0.0)
Lodging	(140,463)	(0.2)
Oil & Gas Services	(16,022)	(0.0)
Pharmaceuticals	(441,535)	(0.4)
Retail	(219,578)	(0.2)

Total Corporate Bonds & Notes Sold Short	(1,042,658)	(1.0)
Exchange Traded Funds Sold Short	(4,213,966)	(4.2)
Limited Partnership Units Sold Short	(89,577)	(0.1)
Written Call Options	(347,287)	(0.3)
Written Put Options	(357,022)	(0.3)

Total Securities Sold Short & Written Options	$(30,249,868)	(30.0)%

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 95.2%

Australia — 1.7%
Blackmores, Ltd.	205	$23,162
Regis Resources, Ltd.	21,193	39,323
Woodside Petroleum, Ltd.	149	2,695

		65,180

Bermuda — 6.7%
Argo Group International Holdings, Ltd. (1)(10)	1,078	60,077
Aspen Insurance Holdings, Ltd. (1)(10)	1,668	74,543
BW LPG, Ltd. (6)	3,553	23,012
Everest Re Group, Ltd. (10)	393	73,149
Skyworth Digital Holdings, Ltd.	42,000	23,659

		254,440

Brazil — 0.5%
QGEP Participacoes SA	19,600	20,452

Canada — 6.7%
Celestica, Inc. (2)(10)	1,620	16,679
Dominion Diamond Corp. (10)	1,033	10,857
Dream Global REIT (10)	2,974	17,870
Genworth MI Canada, Inc. (10)	3,067	62,133
George Weston, Ltd. (10)	947	77,097
Just Energy Group, Inc.	1,780	10,420
Medical Facilities Corp.	851	9,202
OceanaGold Corp.	5,479	15,145
Pure Industrial REIT	5,342	17,965
Transcontinental, Inc. (10)	1,060	15,042

		252,410

Cayman Islands — 1.2%
China Dongxiang Group Co., Ltd.	98,000	21,318
China High Speed Transmission Equipment Group Co., Ltd. (2)	30,000	19,825
Leju Holdings Ltd. ADR	1,266	4,608

		45,751

China — 0.6%
China Machinery Engineering Corp., Class H	30,000	21,949

France — 0.6%
IPSOS (10)	530	11,423
Peugeot SA (2)(10)	751	11,280

		22,703

Germany — 3.1%
Software AG (10)	1,313	46,293
STADA Arzneimittel AG	2,071	69,923

		116,216

Greece — 0.4%
JUMBO SA (2)	1,356	16,508

Hungary — 0.8%
Richter Gedeon Nyrt	1,762	31,268

Indonesia — 0.2%
Tambang Batubara Bukit Asam Persero Tbk PT	24,400	9,257

Israel — 2.3%
Bezeq—The Israeli Telecommunication Corp., Ltd.	39,562	88,651

Italy — 0.8%
Amplifon SpA	2,653	21,256
Societa Iniziative Autostradali e Servizi SpA	1,103	9,986

		31,242

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan — 5.6%
Kawasaki Kisen Kaisha, Ltd.	25,000	$41,731
Nippon Road Co., Ltd. (10)	1,000	4,670
Okinawa Electric Power Co., Inc. (10)	300	7,370
Paramount Bed Holdings Co., Ltd. (10)	1,300	44,753
Sapporo Holdings, Ltd. (10)	19,000	86,449
Shimachu Co., Ltd.	1,200	25,395

		210,368

Jersey — 1.0%
WNS Holdings, Ltd. (2)	1,322	37,677

Luxembourg — 0.3%
Orion Engineered Carbons SA	824	10,589

Mexico — 0.2%
Industrias Bachoco SAB de CV	1,870	7,528

Netherlands — 3.5%
Boskalis Westminster (10)	1,605	58,081
LyondellBasell Industries NV, Class A (1)(10)	921	73,873

		131,954

New Zealand — 1.4%
Air New Zealand, Ltd.	24,046	43,215
Genesis Energy, Ltd.	7,723	9,928

		53,143

Poland — 0.8%
Asseco Poland SA	2,059	29,394

Singapore — 1.0%
SATS, Ltd.	13,800	38,590

South Korea — 0.9%
Samsung Electronics Co., Ltd.	34	32,321

United Kingdom — 8.5%
Berkeley Group Holdings PLC (10)	1,445	64,892
Carillion PLC	8,997	34,235
Debenhams PLC	16,086	17,838
Greggs PLC (10)	1,532	21,979
Imperial Brands PLC (10)	1,046	54,067
QinetiQ Group PLC	2,647	8,563
Royal Mail PLC (10)	10,703	67,206
WH Smith PLC (10)	2,150	53,867

		322,647

United States — 46.4%
Alaska Air Group, Inc. (10)	426	31,481
American Axle & Manufacturing Holdings, Inc. (2)(10)	658	9,620
Amkor Technology, Inc. (2)(1)	13,040	65,982
Amsurg Corp. (2)(10)	515	35,046
ArcBest Corp. (1)(10)	2,903	56,812
BBCN Bancorp, Inc. (10)	794	11,362
Benchmark Electronics, Inc. (2)(1)(10)	1,615	34,965
Best Buy Co., Inc. (10)	1,462	47,354
Chemed Corp. (1)(10)	487	62,580
Cooper Tire & Rubber Co. (10)	1,901	74,709
DuPont Fabros Technology, Inc. (10)	2,879	102,636
Employers Holdings, Inc. (1)(10)	696	19,321
Ennis, Inc. (10)	1,264	24,951
GameStop Corp., Class A (1)(10)	864	26,628
Gilead Sciences, Inc. (10)	769	67,095
Global Brass & Copper Holdings, Inc. (10)	1,002	22,084
ICU Medical, Inc. (2)(1)(10)	165	15,164
INC Research Holdings, Inc. (2)(1)(10)	592	23,491

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Ingredion, Inc. (10)	889	$89,985
Lear Corp. (10)	715	72,465
Magellan Health, Inc. (2)(10)	198	12,471
Masimo Corp. (2)(1)(10)	1,847	69,890
Merit Medical Systems, Inc. (2)(10)	2,217	41,702
Milestone Apartments REIT	2,387	28,404
Navigators Group, Inc. (2)(10)	576	46,644
NETGEAR, Inc. (2)(1)(10)	1,246	49,229
PharMerica Corp. (2)(10)	1,493	34,503
Photronics, Inc. (2)(1)(10)	1,761	17,909
PNM Resources, Inc. (10)	3,019	96,366
Polycom, Inc. (2)(10)	7,411	77,149
Selective Insurance Group, Inc. (10)	1,277	42,882
Sykes Enterprises, Inc. (2)(10)	1,150	35,041
Tanger Factory Outlet Centers (1)(10)	1,432	45,939
Tech Data Corp. (2)(1)(10)	944	66,467
Tesoro Corp. (1)(10)	316	25,495
Travelers Cos., Inc. (10)	766	82,360
Ultra Clean Holdings, Inc. (2)(1)	1,746	9,132
United Fire Group, Inc. (1)(10)	405	16,330
Valero Energy Corp. (1)(10)	547	32,864
WellCare Health Plans, Inc. (2)(1)(10)	380	34,151

		1,758,659

Total Common Stocks Purchased Long (identified cost $3,688,377)		3,608,897

Short-Term Investments — 46.8%

Collateral Investment for Securities on Loan — 10.3%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.468%		389,035
Mutual Funds — 36.5%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.420%	1,385,825	1,385,825

Total Short-Term Investments (identified cost $1,774,860)		1,774,860

Total Investments — 142.0% (identified cost $5,463,237)		5,383,757
Other Assets and Liabilities — (9.1)%		(343,665)

Securities Sold Short (see summary below) – (32.9)%		(1,248,914)

Total Net Assets — 100.0%		$3,791,178

Securities Sold Short — (32.9)%

Common Stocks Sold Short — (32.9)%

Australia — (0.1)%
Australian Agricultural Co., Ltd. (2)	(4,710)	$(4,035)

Canada — (1.1)%
Crew Energy, Inc. (2)	(5,016)	(11,863)
First Quantum Minerals, Ltd.	(2,996)	(10,917)
Paramount Resources, Ltd. (2)	(4,004)	(17,253)

		(40,033)

Cayman Islands — (0.6)%
JD.com, Inc. (2)	(809)	(20,799)

France — (1.4)%
Iliad SA	(176)	(43,027)
Zodiac Aerospace	(654)	(10,862)

		(53,889)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Sold Short (continued)

Germany — (0.8)%
Bertrandt AG	(176)	$(18,065)
zooplus AG (2)	(109)	(13,328)

		(31,393)

Japan — (5.7)%
Don Quijote Holdings Co., Ltd.	(900)	(29,989)
GMO Payment Gateway, Inc.	(100)	(5,617)
Hoshizaki Electric Co., Ltd.	(100)	(7,730)
Kose Corp.	(200)	(17,118)
MISUMI Group, Inc.	(3,600)	(47,796)
MonotaRO Co., Ltd.	(1,200)	(28,071)
Nisshin Seifun Group, Inc.	(800)	(13,034)
Rakuten, Inc.	(3,400)	(32,161)
SMC Corp.	(100)	(23,012)
Suntory Beverage & Food, Ltd.	(300)	(12,695)

		(217,223)

Netherlands — (0.8)%
TomTom NV (2)	(3,575)	(31,968)

Norway — (0.9)%
Schibsted ASA	(1,310)	(35,779)

Spain — (0.4)%
Atresmedia Corp de Medios de Comunicacion SA	(1,513)	(15,680)

Sweden — (0.8)%
AAK AB	(204)	(13,891)
Wallenstam AB	(2,090)	(16,091)

		(29,982)

United Kingdom — (5.2)%
Associated British Foods PLC	(302)	(14,212)
Balfour Beatty PLC (2)	(4,667)	(16,220)
Just Eat PLC (2)	(4,468)	(23,765)
Liberty Global PLC (2)	(910)	(33,524)
Royal Bank of Scotland Group PLC (2)	(9,828)	(30,552)
Serco Group PLC (2)	(29,952)	(38,634)
Tesco PLC (2)	(15,791)	(39,537)

		(196,444)

United States — (15.1)%
Actua Corp. (2)	(1,250)	(10,163)
Aerovironment, Inc. (2)	(1,190)	(29,607)
Applied Micro Circuits Corp. (2)	(4,609)	(26,640)
B/E Aerospace, Inc.	(114)	(4,973)
Brown-Forman Corp., Class B	(140)	(13,786)
Chegg, Inc. (2)	(1,883)	(8,078)
Covanta Holding Corp.	(2,251)	(31,356)
Deltic Timber Corp.	(146)	(8,267)
Donaldson Co., Inc.	(1,404)	(39,649)
FMC Corp.	(1,066)	(40,124)
Hortonworks, Inc. (2)	(742)	(8,570)
Interactive Brokers Group, Inc.	(1,107)	(37,826)
JM Smucker Co.	(105)	(13,395)
Kansas City Southern	(453)	(37,015)
Macquarie Infrastructure Corp.	(528)	(32,234)
Mercury General Corp.	(847)	(44,535)
NetSuite, Inc. (2)	(353)	(21,328)
Paylocity Holding Corp. (2)	(1,150)	(34,063)
Raven Industries, Inc.	(1,552)	(23,715)
Rayonier, Inc.	(1,266)	(27,637)
Reynolds American, Inc.	(273)	(13,767)
Senomyx, Inc. (2)	(2,238)	(7,430)
ServiceNow, Inc. (2)	(435)	(23,921)
Splunk, Inc. (2)	(608)	(26,509)

Description	Shares	Value
Common Stocks Sold Short (continued)

United States (continued)
Tesla Motors, Inc. (2)	(37)	$(7,101)

		(571,689)

Total Securities Sold Short (proceeds $(1,354,878))		$(1,248,914)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$11,423	0.3%
Agriculture	54,067	1.4
Airlines	74,696	2.0
Auto Manufacturers	11,280	0.3
Auto Parts & Equipment	156,795	4.1
Banks	11,362	0.3
Beverages	86,449	2.3
Biotechnology	67,095	1.8
Chemicals	84,462	2.2
Coal	9,257	0.2
Commercial Services	82,034	2.2
Computers	102,112	2.7
Electric	113,664	3.0
Electrical Components & Equipment	19,825	0.5
Electronics	118,111	3.1
Engineering & Construction	157,524	4.2
Food	196,588	5.2
Gas	10,420	0.3
Healthcare-Products	171,509	4.5
Healthcare-Services	153,449	4.0
Home Builders	64,892	1.7
Home Furnishings	23,659	0.6
Insurance	477,439	12.6
Internet	4,608	0.1
Metal Fabricate/Hardware	22,084	0.6
Mining	65,325	1.7
Oil & Gas	81,506	2.2
Pharmaceuticals	158,856	4.2
Real Estate Investment Trusts	212,814	5.6
Retail	230,164	6.1
Semiconductors	125,345	3.3
Software	46,293	1.2
Telecommunications	215,029	5.7
Transportation	188,761	5.0

Total Common Stocks Purchased Long	3,608,897	95.2
Collateral Investment for Securities on Loan	389,035	10.3
Mutual Funds	1,385,825	36.5

Total Investments	5,383,757	142.0
Other Assets and Liabilities	(343,665)	(9.1)
Securities Sold Short	(1,248,914)	(32.9)

Total Net Assets	$3,791,178	100.0%

Securities Sold Short
Aerospace/Defense	$(45,442)	(1.2)%
Agriculture	(17,803)	(0.5)
Auto Manufacturers	(7,101)	(0.2)
Auto Parts & Equipment	(18,065)	(0.5)
Banks	(30,552)	(0.8)
Beverages	(26,481)	(0.7)
Chemicals	(40,124)	(1.0)
Commercial Services	(71,914)	(1.9)
Computers	(38,634)	(1.0)
Cosmetics/Personal Care	(17,118)	(0.4)

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Diversified Financial Services	$(37,826)	(1.0)%
Engineering & Construction	(16,220)	(0.4)
Environmental Control	(31,356)	(0.8)
Food	(101,499)	(2.7)
Forest Products & Paper	(8,267)	(0.2)
Hand/Machine Tools	(23,012)	(0.6)
Home Furnishings	(7,730)	(0.2)
Insurance	(44,535)	(1.2)
Internet	(195,737)	(5.2)
Media	(84,984)	(2.2)
Metal Fabricate/Hardware	(47,796)	(1.3)
Mining	(10,917)	(0.3)
Miscellaneous Manufacturing	(63,364)	(1.7)
Oil & Gas	(29,116)	(0.8)
Real Estate	(16,091)	(0.4)
Real Estate Investment Trusts	(27,637)	(0.7)
Retail	(29,989)	(0.8)
Semiconductors	(26,640)	(0.7)
Software	(95,949)	(2.5)
Transportation	(37,015)	(1.0)

Total Securities Sold Short	$(1,248,914)	(32.9)%

Ultra Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 98.5%

Alabama — 3.2%
Bessemer Governmental Utility Services Corp., 0.290%, 12/1/2030 (6)(8)	$5,085,000	$5,085,000
Health Care Authority for Baptist Health, 0.550%, 11/1/2042 (8)	14,125,000	14,125,000
Other securities		782,379

		19,992,379

Arizona — 1.7%
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,332,972
1.860%, 2/5/2020, Call 8/9/2019 (8)	750,000	769,148
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	143,150
Scottsdale Industrial Development Authority, FSA, 0.550%, 9/1/2045, Call 3/1/2016 (8)(12)	4,275,000	4,275,000
Other securities		1,693,202

		10,213,472

Arkansas — 1.8%
Arkansas Development Finance Authority:
0.650%, 9/1/2044, Call 3/1/2016 (8)	6,000,000	6,000,000
1.110%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,006,630
Other securities		1,953,712

		10,960,342

Description	Principal Amount	Value
Municipals (continued)

California — 10.2%
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (8)	$8,000,000	$8,027,200
1.110%, 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,737,032
Deutsche Bank Spears/Lifers Trust, 0.310%, 8/1/2047 (6)(8)	16,159,000	16,159,000
Northern California Gas Authority No. 1:
1.010%, 7/1/2017 (8)	65,000	64,744
1.040%, 7/1/2019 (8)	7,500,000	7,335,150
Puttable Floating Option Tax-Exempt Receipts, 0.440%, 8/1/2030, Call 3/31/2016 (6)(8)	3,490,000	3,490,000
Other securities		25,791,702

		62,604,828

Colorado — 1.6%
E-470 Public Highway Authority, 1.190%, 8/31/2017, Call 3/1/2017 (8)	4,600,000	4,613,524
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	50,000	51,177
Other securities		5,374,772

		10,039,473

Connecticut — 1.0%
State of Connecticut, 0.270%, 1/1/2018, Call 3/1/2016 (8)	5,000,000	5,000,000
Other securities		1,290,425

		6,290,425

Delaware — 0.0%
Other securities		200,962

District of Columbia — 1.4%
Deutsche Bank Spears/Lifers Trust, 0.260%, 6/1/2031, Call 6/1/2021 (6)(8)	8,185,000	8,185,000
Other securities		391,166

		8,576,166

Florida — 3.0%
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,633,608
4.000%, 7/1/2017	1,180,000	1,230,882
4.000%, 7/1/2019	620,000	668,025
Other securities		15,039,225

		18,571,740

Georgia — 9.3%
Appling County Development Authority:
0.180%, 9/1/2029, Call 3/1/2016 (8)	12,300,000	12,300,000
0.180%, 9/1/2041, Call 3/1/2016 (8)	10,500,000	10,500,000
Burke County Development Authority:
0.180%, 7/1/2049, Call 3/1/2016 (8)	5,000,000	5,000,000
1.550%, 6/21/2016 (8)	265,000	265,498
1.750%, 6/1/2017 (8)	500,000	504,935

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
City of Atlanta, 5.000%, 1/1/2017	$4,160,000	$4,313,338
Effingham County Industrial Development Authority, 0.180%, 2/1/2038, Call 3/1/2016 (8)	7,000,000	7,000,000
Monroe County Development Authority, 0.180%, 11/1/2048, Call 3/1/2016 (8)	11,300,000	11,300,000
Other securities		6,058,235

		57,242,006

Guam — 0.1%
Other securities		310,293

Idaho — 1.4%
Idaho Housing & Finance Association, 0.260%, 1/1/2038, Call 3/1/2016 (8)	8,800,000	8,800,000

Illinois — 5.9%
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (8)	4,250,000	4,039,030
Illinois Finance Authority, 1.300%, 5/8/2017 (8)	3,350,000	3,354,690
State of Illinois:
4.000%, 7/1/2016	100,000	101,008
5.000%, 4/1/2016	1,000,000	1,003,470
5.000%, 5/1/2017	500,000	521,065
5.000%, 1/1/2018	2,000,000	2,120,100
Other securities		25,145,703

		36,285,066

Indiana — 4.2%
Indiana Finance Authority, 0.480%, 6/1/2016 (8)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 0.350%, 4/15/2018 (6)(8)	8,500,000	8,500,000
Other securities		12,544,822

		26,044,822

Iowa — 0.6%
Other securities		3,406,871

Kansas — 0.5%
Other securities		2,778,882

Kentucky — 0.8%
Other securities		4,796,845

Louisiana — 2.6%
East Baton Rouge Sewerage Commission, 0.798%, 8/1/2018, Call 2/1/2018 (8)	6,230,000	6,258,720
Parish of St. James, 0.430%, 11/1/2040, Call 3/1/2016 (8)	4,000,000	4,000,000
Other securities		5,877,692

		16,136,412

Maryland — 0.0%
Other securities		138,747

Massachusetts — 0.3%
Other securities		1,574,204

Description	Principal Amount	Value
Municipals (continued)

Michigan — 3.5%
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	$625,000	$628,469
4.000%, 5/1/2016	1,490,000	1,498,269
4.000%, 5/1/2017	985,000	1,020,765
Michigan Finance Authority:
4.000%, 6/1/2017	100,000	103,712
5.000%, 7/1/2016	1,000,000	1,012,940
5.000%, 7/1/2016	2,000,000	2,029,160
Other securities		15,210,707

		21,504,022

Minnesota — 1.3%
Other securities		8,008,071

Mississippi — 2.4%
Mississippi Business Finance Corp.:
0.400%, 5/1/2037, Call 5/1/2016 (8)	6,000,000	5,999,820
0.950%, 12/1/2036, Call 3/1/2016 (8)	8,000,000	8,000,000
Other securities		590,287

		14,590,107

Missouri — 0.7%
Other securities		4,163,613

Nebraska — 0.5%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,165,300

Nevada — 0.4%
Other securities		2,429,378

New Hampshire — 0.1%
Other securities		761,470

New Jersey — 8.6%
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/1/2016 (8)	6,765,000	6,765,000
0.320%, 11/1/2040, Call 3/1/2016 (8)	5,875,000	5,875,000
0.320%, 11/1/2040, Call 3/1/2016 (8)	4,800,000	4,800,000
0.740%, 2/1/2017, Call 8/1/2016 (8)	3,225,000	3,189,912
1.810%, 2/1/2018, Call 8/1/2017 (8)	500,000	497,495
2.198%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,753,850
5.000%, 6/15/2017	250,000	259,545
New Jersey Health Care Facilities Financing Authority:
0.320%, 7/1/2038, Call 3/1/2016 (8)	3,900,000	3,900,000
3.250%, 7/1/2016	515,000	519,748
New Jersey Health Care Facilities Financing Authority, AGC, 0.400%, 7/1/2038, Call 7/1/2019 (6)(8)	7,002,902	7,002,902
New Jersey State Turnpike Authority, 0.710%, 1/1/2017, Call 7/1/2016 (8)	5,000,000	4,998,550
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,784,900
5.000%, 12/15/2017	1,200,000	1,275,804

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Turnpike Authority, 0.690%, 1/1/2018, Call 7/1/2017 (8)	$200,000	$199,744
Other securities		7,243,540

		53,065,990

New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority, 1.036%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,467,275

New York — 7.3%
City of New York, AGM, 0.210%, 11/1/2026 (8)	5,000,000	5,000,000
Metropolitan Transportation Authority, AGM:
0.860%, 11/1/2022, Call 3/17/2016 (8)(12)	3,050,000	2,964,637
0.872%, 11/1/2022, Call 3/2/2016 (8)(12)	3,600,000	3,499,031
0.894%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,642,746
New York State Energy Research & Development Authority, 0.467%, 4/1/2020, Call 3/23/2016 (8)(12)	145,000	140,338
New York State Energy Research & Development Authority, NATL-RE, 0.467%, 12/1/2020, Call 3/1/2016 (8)(12)	7,350,000	7,100,864
Oswego City School District, SAW, 1.000%, 4/21/2016	5,950,000	5,954,700
Other securities		15,622,049

		44,924,365

North Carolina — 0.3%
Other securities		1,925,527

North Dakota — 1.6%
Other securities		9,763,467

Ohio — 3.6%
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	5,004,550
Lancaster Port Authority, 1.006%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,993,050
State of Ohio:
0.340%, 1/15/2045, Call 3/1/2016 (8)	5,500,000	5,500,000
0.340%, 1/15/2045, Call 3/1/2016 (8)	5,000,000	5,000,000
Other securities		1,925,459

		22,423,059

Oregon — 0.4%
Other securities		2,701,932

Pennsylvania — 4.9%
Pennsylvania Turnpike Commission:
0.610%, 12/1/2017, Call 6/1/2017 (8)	100,000	99,770
0.690%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	5,978,700

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
1.160%, 12/1/2019, Call 6/1/2019 (8)	$2,225,000	$2,228,449
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	631,596
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	253,853
Scranton School District, SAW, 1.290%, 4/2/2018, Call 10/2/2017 (8)	3,000,000	3,006,990
Other securities		17,795,167

		29,994,525

Puerto Rico — 0.2%
Other securities		1,274,628

Rhode Island — 0.2%
Other securities		1,050,440

Tennessee — 0.1%
Other securities		673,144

Texas — 8.8%
Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	2,200,000	2,200,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	6,250,000	6,250,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	2,800,000	2,800,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates, 0.290%, 7/1/2021 (6)(8)	8,500,000	8,500,000
Other securities		24,642,321

		54,392,321

Utah — 0.3%
Other securities		1,759,011

Vermont — 0.0%
Other securities		126,693

Virginia — 0.2%
Other securities		1,304,898

Washington — 0.8%
Other securities		4,875,246

West Virginia — 0.0%
Other securities		193,709

Wisconsin — 1.8%
Other securities		11,037,394

Total Municipals (identified cost $606,157,432)		606,539,520

Mutual Funds — 0.3%

New York — 0.3%
Other securities		2,000,100

Total Mutual Funds (identified cost $2,000,000)		2,000,100

Short-Term Investments — 0.6%

Mutual Funds — 0.1%
Other securities		456,185

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)**

Description	Value
Short-Term Investments (continued)

Short-Term Municipals — 0.5%

Georgia — 0.0%
Other securities	$151,888

Illinois — 0.0%
Other securities	180,000

New Jersey — 0.0%
Other securities	201,026

New York — 0.3%
Other securities	2,010,660

Ohio — 0.1%
Other securities	300,675

Wisconsin — 0.1%
Other securities	565,000

Total Short-Term Municipals	3,409,249

Total Short-Term Investments (identified cost $3,854,533)	3,865,434

Total Investments — 99.4% (identified cost $612,011,965)	612,405,054
Other Assets and Liabilities — 0.6%	3,441,603

Total Net Assets — 100.0%	$615,846,657

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—19.3%
School District	10.0%
State or Local	9.3
Revenue Bonds—80.1%
Appropriation	13.4
Education	6.4
General Revenue	0.3
Healthcare	20.2
Housing	3.2
Industrial Revenue	9.1
Power	3.5
Special Tax	6.4
Tobacco	0.2
Transportation	9.8
Water & Sewer	7.6
Other Assets & Liabilities, Net	0.6

Total	100.0%

Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 92.9%

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,104,570
Other securities		316,596

		1,421,166

Alaska — 0.5%
Other securities		880,712

Arizona — 1.9%
Other securities		3,702,684

Description	Principal Amount	Value
Municipals (continued)

Arkansas — 0.5%
Other securities		$969,284

California — 6.5%
California Pollution Control Financing Authority, 0.450%, 5/2/2016 (6)(8)	$1,000,000	1,000,060
Northern California Gas Authority No. 1:
1.010%, 7/1/2017 (8)	70,000	69,724
1.040%, 7/1/2019 (8)	1,040,000	1,017,141
Other securities		10,444,246

		12,531,171

Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	593,387
3.000%, 10/1/2017	380,000	391,746
3.000%, 11/15/2017	200,000	207,414
Other securities		4,044,329

		5,236,876

Connecticut — 0.4%
Other securities		674,518

Delaware — 0.1%
Other securities		150,887

Florida — 7.3%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	571,095
5.000%, 4/1/2021	400,000	467,560
Columbia County School Board:
5.000%, 7/1/2019	920,000	1,028,900
5.000%, 7/1/2021	400,000	473,672
County of Jackson, 0.100%, 7/1/2022, Call 3/1/2016 (8)	3,330,000	3,330,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,130,230
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	521,560
5.000%, 7/1/2020	235,000	264,290
5.000%, 7/1/2020	300,000	340,593
Other securities		5,864,568

		13,992,468

Georgia — 6.0%
Burke County Development Authority, 0.180%, 5/1/2022, Call 3/1/2016 (8)	4,000,000	4,000,000
Burke County Development Authority, AGM, 0.750%, 1/1/2024, Call 3/10/2016 (8)(12)	410,000	396,399
Heard County Development Authority, 0.110%, 9/1/2029, Call 3/1/2016 (8)	2,000,000	2,000,000
Heard County Development Authority, AGM, 0.750%, 1/1/2024, Call 3/10/2016 (8)(12)	25,000	23,188
Other securities		5,224,293

		11,643,880

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Short Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Idaho — 0.1%
Other securities		$255,908

Illinois — 10.1%
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	$1,000,000	1,144,650
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	1,000,000	1,001,400
2.500%, 5/15/2018	150,000	150,477
4.000%, 10/1/2018	275,000	289,743
5.000%, 7/1/2017	250,000	260,712
5.000%, 11/15/2022	555,000	657,753
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,194,770
State of Illinois:
5.000%, 5/1/2017	250,000	260,532
5.000%, 1/1/2018	1,000,000	1,060,050
5.000%, 4/1/2020	100,000	111,027
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,193,150
Other securities		12,109,512

		19,433,776

Indiana — 2.4%
City of Whiting, 1.850%, 10/1/2019 (8)	1,000,000	1,003,100
Indianapolis Local Public Improvement Bond Bank, NATL, 5.000%, 7/1/2017	1,000,000	1,056,720
Other securities		2,591,375

		4,651,195

Iowa — 0.5%
Other securities		999,730

Kansas — 0.4%
Other securities		804,731

Kentucky — 0.5%
Other securities		1,016,337

Louisiana — 2.4%
Louisiana Public Facilities Authority, 0.010%, 12/1/2043, Call 3/1/2016 (8)	2,000,000	2,000,000
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2018	1,000,000	1,089,950
Other securities		1,449,703

		4,539,653

Maine — 0.1%
Other securities		257,945

Maryland — 0.2%
Other securities		441,614

Massachusetts — 1.0%
Massachusetts Development Finance Agency, 0.950%, 7/1/2017, Call 1/1/2017 (8)	1,000,000	1,000,820
Other securities		827,292

		1,828,112

Description	Principal Amount	Value
Municipals (continued)

Michigan — 5.1%
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6)(8)	$2,000,000	$2,000,000
Woodhaven-Brownstown School District, Q-SBLF, 4.000%, 5/1/2018	1,000,000	1,065,520
Other securities		6,852,936

		9,918,456

Minnesota — 0.4%
Other securities		816,618

Mississippi — 1.4%
Mississippi Development Bank, 5.000%, 1/1/2018	1,000,000	1,077,570
Other securities		1,704,795

		2,782,365

Missouri — 2.7%
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,002,740
Southeast Missouri State University, 5.000%, 4/1/2019 (9)	1,000,000	1,119,220
Other securities		3,034,124

		5,156,084

Nebraska — 0.2%
Other securities		307,024

Nevada — 1.2%
Clark County School District, 5.000%, 6/15/2018	1,000,000	1,095,550
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	108,374
5.000%, 6/15/2023, Call 6/15/2017	175,000	189,203
Other securities		1,000,000

		2,393,127

New Hampshire — 0.1%
Other securities		268,063

New Jersey — 2.4%
Other securities		4,671,046

New Mexico — 1.7%
City of Farmington, 1.875%, 4/1/2020 (8)	1,000,000	1,019,050
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,048,950
Other securities		1,109,846

		3,177,846

New York — 7.7%
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,105,310
Long Island Power Authority, 0.948%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,003,210
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	157,354
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	154,592

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Metropolitan Transportation Authority, AGM:
0.860%, 11/1/2022, Call 3/17/2016 (8)(12)	$500,000	$486,006
0.872%, 11/1/2022, Call 3/2/2016 (8)(12)	900,000	874,758
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
1.188%, 1/1/2030, Call 3/28/2016 (8)(12)	100,000	91,783
1.192%, 1/1/2030, Call 3/1/2016 (8)(12)	625,000	573,783
1.198%, 1/1/2030, Call 3/2/2016 (8)(12)	100,000	92,216
1.206%, 1/1/2030, Call 4/4/2016 (8)(12)	500,000	461,169
New York City Transitional Finance Authority, 0.210%, 11/1/2022 (8)	1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,098,370
5.000%, 12/15/2019	495,000	571,715
5.250%, 2/15/2024, Call 2/15/2019	400,000	450,540
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,127,820
Other securities		5,640,217

		14,888,843

North Carolina — 0.7%
Other securities		1,300,696

North Dakota — 0.7%
Other securities		1,442,604

Ohio — 1.6%
City of Cleveland, AGM:
5.000%, 1/1/2018	510,000	548,398
5.000%, 1/1/2019	600,000	666,390
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	53,895
Other securities		1,885,561

		3,154,244

Oklahoma — 0.1%
Other securities		155,386

Oregon — 0.1%
Other securities		100,358

Pennsylvania — 4.2%
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	672,474
5.000%, 3/15/2022	275,000	328,045
Scranton School District, SAW, 1.290%, 4/2/2018, Call 10/2/2017 (8)	1,000,000	1,002,330
Other securities		6,019,777

		8,022,626

Puerto Rico — 0.1%
Other securities		118,732

Description	Principal Amount	Value
Municipals (continued)

Rhode Island — 0.5%
Other securities		$1,005,872

South Carolina — 1.2%
County of Spartanburg, SAW, 5.000%, 4/1/2018	$1,000,000	1,089,630
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,141,080
Other securities		102,447

		2,333,157

Tennessee — 1.0%
Public Building Authority of Sevier County, 5.000%, 6/1/2018	1,000,000	1,092,290
Public Building Authority of Sevier County, AMBAC, 0.480%, 6/1/2018 (8)(12)	200,000	196,655
Other securities		597,116

		1,886,061

Texas — 10.3%
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,124,640
Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	500,000	500,000
0.170%, 12/1/2039, Call 3/1/2016 (8)	2,005,000	2,005,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	2,500,000	2,500,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	1,000,000	1,000,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	1,000,000	1,000,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6)(8)	2,000,000	2,000,000
Other securities		9,719,624

		19,849,264

Utah — 0.4%
Other securities		788,584

Vermont — 0.2%
Other securities		380,074

Virgin Islands — 0.1%
Other securities		101,053

Virginia — 0.7%
Henrico County Economic Development Authority, AGM, 0.763%, 8/23/2027, Call 3/1/2016 (8)(12)	1,350,000	1,258,376
Other securities		102,327

		1,360,703

Washington — 0.7%
Other securities		1,301,617

Wisconsin — 3.1%
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017 (9)	1,000,000	1,018,150
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,872
3.250%, 5/1/2018	200,000	202,710
4.000%, 8/15/2016	750,000	758,850

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Short Tax-Free Fund (continued)**

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority (continued):
4.000%, 3/1/2017	$150,000	$154,320
4.000%, 8/15/2018	300,000	317,082
5.000%, 3/1/2020	200,000	221,788
Other securities		3,075,800

		5,879,572

Total Municipals (identified cost $177,469,634)		178,992,722

Mutual Funds — 0.5%
Other securities		853,332

Total Mutual Funds
(identified cost $855,020)		853,332

Short-Term Investments — 5.6%

Mutual Funds — 5.6%
BMO Tax-Free Money Market Fund—Premier Class, 0.130% (4)	10,834,960	10,834,960

Total Short-Term Investments (identified cost $10,834,960)		10,834,960

Total Investments — 99.0% (identified cost $189,159,614)		190,681,014
Other Assets and Liabilities — 1.0%		1,966,374

Total Net Assets — 100.0%		$192,647,388

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—19.0%
School District	7.6%
State or Local	11.4
Revenue Bonds—73.9%
Appropriation	13.8
Education	10.4
General Revenue	3.9
Healthcare	12.2
Housing	4.5
Industrial Revenue	10.7
Power	3.2
Special Tax	3.4
Student Loan	0.4
Tobacco	0.4
Transportation	6.1
Water & Sewer	4.9
Other Assets & Liabilities, Net	7.1

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 20.2%

Automobiles — 7.3%
AmeriCredit Auto Receivables Trust:
Class C, (Series 2012-1), 2.670%, 1/8/2018	$230,313	$230,437
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,003,446
BMW Vehicle Lease Trust, Class A3, (Series 2015-2), 1.400%, 2/20/2019	2,500,000	2,502,438
CarMax Auto Owner Trust, Class A3, (Series 2015-4), 1.560%, 11/16/2020	1,000,000	1,004,071
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (6)	523,927	524,904
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6)	196,576	195,473
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	568,871	562,527
Ford Credit Auto Lease Trust:
Class A3, (Series 2014-B), 0.890%, 9/15/2017	1,420,000	1,419,649
Class B, (Series 2014-A), 1.160%, 8/15/2017	500,000	499,449
GM Financial Leasing Trust:
Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (6)	1,546,036	1,545,727
Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,500,000	2,508,513
Harley-Davidson Motorcycle Trust:
Class A3, (Series 2015-1), 1.410%, 6/15/2020	2,500,000	2,503,745
Class A3, (Series 2015-2), 1.300%, 3/16/2020	1,000,000	999,125
Hyundai Auto Receivables Trust, Class A3, (Series 2014-A), 0.790%, 7/16/2018	912,715	911,815
Santander Drive Auto Receivables Trust:
Class A3, (Series 2014-4), 1.080%, 9/17/2018	1,990,000	1,988,567
Class C, (Series 2012-4), 2.940%, 12/15/2017	670,190	672,247
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	940,000	952,874
Toyota Auto Receivables Owner Trust, Class A4, (Series 2016-A), 1.470%, 9/15/2021 (9)	2,400,000	2,399,961
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	500,000	496,855
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,056,714	2,046,459

		25,968,282

Credit Cards — 2.8%
Cabela’s Credit Card Master Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	1,000,000	1,013,042
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,601,170
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	3,385,000	3,404,555

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Credit Cards (continued)
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	$2,000,000	$2,051,262
Class A, (Series 2015-C), 1.260%, 3/15/2021	2,000,000	1,996,358

		10,066,387

Other Financial — 10.1%
Ally Master Owner Trust, Class A2, (Series 2014-4), 1.430%, 6/17/2019	3,858,000	3,857,394
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.429%, 6/17/2031 (6)(8)	970,247	945,607
Colony American Homes, Class A, (Series 2014-2A), 1.377%, 7/17/2031 (6)(8)	1,967,019	1,907,409
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	2,504,643	2,509,229
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.676%, 4/25/2037 (6)(8)	493,021	265,226
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6)	1,000,000	996,383
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2014-1), 1.200%, 2/15/2019	1,626,000	1,623,128
Class A2, (Series 2015-4), 1.026%, 8/15/2020 (8)	2,000,000	1,990,126
Class C, (Series 2012-2), 2.860%, 1/15/2019	2,000,000	2,018,596
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	998,290
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	1,266,835	1,253,747
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.429%, 6/17/2031 (6)(8)	2,000,000	1,947,128
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	1,000,819
Kubota Credit Owner Trust:
Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (6)	1,250,000	1,248,291
Class A3, (Series 2015-1A), 1.540%, 3/15/2019 (6)	1,250,000	1,249,749
Navistar Financial Dealer Master Trust, Class A, (Series 2014-1), 1.186%, 10/25/2019 (6)(8)	1,758,000	1,746,524
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,502,737
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.429%, 9/17/2031 (6)(8)	1,895,760	1,840,364

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.219%, 10/25/2023 (6)(8)	$1,250,443	$1,244,633
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	2,758,277	2,748,623
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	2,007,221	1,986,208

		35,880,211

Total Asset-Backed Securities (identified cost $72,323,527)		71,914,880

Collateralized Mortgage Obligations — 2.7%

Federal Home Loan Mortgage Corporation — 0.9%
2.000%, 1/15/2023, (Series 4315)	1,297,411	1,314,908
2.757%, 5/25/2020, (Series K009)	797,391	815,410
3.000%, 12/15/2041, (Series 4293)	1,111,351	1,151,045

		3,281,363

Federal National Mortgage Association — 0.3%
1.500%, 5/25/2043, (Series 2013-60)	1,019,308	1,006,145

Government National Mortgage Association — 0.7%
1.800%, 7/16/2037, (Series 2013-179)	1,283,970	1,276,884
2.205%, 1/16/2044, (Series 2014-61)	1,178,875	1,185,015

		2,461,899

Private Sponsor — 0.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.083%, 5/20/2036 (8)	313,534	281,676
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	446,924	470,657
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	295,345	304,962
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	271,962	241,739
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	233,604	226,832
Class 3A1, (Series 2007-A2), 2.599%, 4/25/2037 (8)	26,282	22,728
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.626%, 11/25/2034 (8)	586,928	594,340
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.741%, 5/25/2036 (8)	258,647	245,340
Class 2A4, (Series 2006-AR8), 2.749%, 4/25/2036 (8)	85,713	83,478
Class A1, (Series 2006-AR19), 5.620%, 12/25/2036 (8)	454,343	428,928

		2,900,680

Total Collateralized Mortgage Obligations (identified cost $9,659,627)		9,650,087

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities — 2.5%

Private Sponsor — 2.5%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	$189,208	$189,164
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.912%, 3/15/2049 (8)	309,289	308,981
FREMF Mortgage Trust, Class B, (Series 2011-K702), 4.766%, 4/25/2044 (6)(8)	1,495,000	1,552,849
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	856,080	849,219
JPMBB Commercial Mortgage Securities Trust:
Class A1, (Series 2013-C12), 1.085%, 7/15/2045	1,331,865	1,322,811
Class A2, (Series 2013-C15), 2.977%, 11/15/2045	1,557,190	1,598,433
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.917%, 6/11/2049 (8)	1,253,224	1,298,593
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	505,906	506,511
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,344,808	1,338,223

Total Commercial Mortgage Securities (identified cost $9,154,147)		8,964,784

Corporate Bonds & Notes — 38.6%

Advertising — 0.4%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,558,089

Auto Manufacturers — 4.1%
American Honda Finance Corp., 1.500%, 3/13/2018 (1)	2,000,000	1,997,060
Ford Motor Credit Co. LLC:
2.551%, 10/5/2018 (1)	2,000,000	1,992,192
2.943%, 1/8/2019 (1)	1,500,000	1,504,159
3.984%, 6/15/2016	1,000,000	1,007,791
General Motors Financial Co., Inc.:
3.000%, 9/25/2017 (1)	500,000	500,821
3.100%, 1/15/2019 (1)	3,000,000	2,969,961
4.750%, 8/15/2017	500,000	512,566
PACCAR Financial Corp., 1.450%, 3/9/2018	1,090,000	1,088,473
Toyota Motor Credit Corp., 1.450%, 1/12/2018 (1)	865,000	867,051
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (6)	1,000,000	982,765
Volkswagen International Finance NV, 2.875%, 4/1/2016 (6)	1,175,000	1,175,855

		14,598,694

Banks — 15.0%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6)	1,000,000	996,117

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Bank of America Corp.:
2.000%, 1/11/2018 (1)	$1,000,000	$996,946
3.750%, 7/12/2016 (1)	1,000,000	1,009,706
Bank of New York Mellon Corp.:
1.600%, 5/22/2018 (1)	550,000	551,784
2.100%, 1/15/2019	1,000,000	1,009,695
2.300%, 9/11/2019 (1)	1,250,000	1,263,549
Bank of Nova Scotia, 1.700%, 6/11/2018	1,250,000	1,248,317
Branch Banking & Trust Co., 2.300%, 10/15/2018	840,000	849,951
Capital One Financial Corp., 2.450%, 4/24/2019 (1)	300,000	300,222
Capital One NA, 1.500%, 3/22/2018	1,250,000	1,229,745
Citigroup, Inc.:
1.550%, 8/14/2017 (1)	1,250,000	1,243,755
1.700%, 4/27/2018	1,300,000	1,286,854
2.050%, 12/7/2018	500,000	497,305
Credit Suisse, 1.375%, 5/26/2017 (1)	1,000,000	993,247
Deutsche Bank AG/London, 1.400%, 2/13/2017 (1)	2,000,000	1,987,468
Discover Bank, 2.600%, 11/13/2018	2,000,000	1,999,138
Goldman Sachs Group, Inc., 2.375%, 1/22/2018 (1)	1,500,000	1,509,789
HSBC USA, Inc.:
1.700%, 3/5/2018	1,100,000	1,092,145
2.000%, 8/7/2018(1)	1,000,000	995,236
Huntington National Bank:
1.300%, 11/20/2016	1,000,000	1,000,281
2.000%, 6/30/2018(1)	2,000,000	1,991,122
JPMorgan Chase & Co., 2.000%, 8/15/2017	1,000,000	1,004,738
KeyBank NA, 1.700%, 6/1/2018	2,000,000	1,994,746
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6)	1,000,000	993,007
Morgan Stanley:
2.125%, 4/25/2018 (1)	1,000,000	1,000,232
2.500%, 1/24/2019 (1)	900,000	906,736
National Australia Bank, Ltd., 1.875%, 7/23/2018	3,000,000	3,004,248
Nordea Bank AB, 3.125%, 3/20/2017 (6)	1,740,000	1,773,523
PNC Bank NA:
1.125%, 1/27/2017	1,000,000	999,949
1.600%, 6/1/2018	1,500,000	1,492,510
Royal Bank of Canada:
1.450%, 9/9/2016 (1)	1,000,000	1,002,912
1.500%, 1/16/2018	2,000,000	1,997,738
1.800%, 7/30/2018	1,000,000	1,001,169
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	1,994,128
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,201,150
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,894,967
Toronto-Dominion Bank:
1.625%, 3/13/2018 (1)	2,000,000	2,000,718
1.750%, 7/23/2018	1,650,000	1,652,147
U.S. Bancorp, 1.650%, 5/15/2017	1,500,000	1,509,301
Westpac Banking Corp., 1.050%, 11/25/2016 (1)	2,000,000	2,000,962

		53,477,253

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	$1,905,000	$1,923,726
Coca-Cola Co., 1.150%, 4/1/2018 (1)	1,500,000	1,504,712

		3,428,438

Biotechnology — 0.4%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,450,000	1,469,640

Building Materials — 0.1%
Masco Corp., 6.125%, 10/3/2016	250,000	256,875

Chemicals — 0.2%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	622,833

Computers — 0.3%
Apple, Inc., 1.700%, 2/22/2019	1,100,000	1,110,088

Diversified Financial Services — 2.2%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	499,375
3.250%, 2/13/2018 (1)	1,000,000	992,500
American Express Credit Corp.:
1.125%, 6/5/2017 (1)	1,000,000	996,023
1.800%, 7/31/2018	1,425,000	1,419,539
2.375%, 5/26/2020 (1)	1,000,000	997,928
International Lease Finance Corp.:
2.462%, 6/15/2016 (8)	500,000	498,185
5.750%, 5/15/2016	457,000	458,189
8.750%, 3/15/2017	1,135,000	1,200,262
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	989,438

		8,051,439

Electric — 1.4%
Dominion Resources, Inc., 2.500%, 12/1/2019 (1)	2,000,000	2,016,778
Duke Energy Corp., 2.100%, 6/15/2018	1,500,000	1,503,920
Exelon Corp., 1.550%, 6/9/2017 (1)	1,500,000	1,493,193

		5,013,891

Engineering & Construction — 0.3%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,003,844

Healthcare-Services — 0.6%
Anthem, Inc., 1.875%, 1/15/2018	750,000	748,782
UnitedHealth Group, Inc., 1.900%, 7/16/2018 (1)	1,500,000	1,514,538

		2,263,320

Insurance — 0.5%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	756,950
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)	1,000,000	1,001,871

		1,758,821

Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,685,000	1,688,286

Machinery-Diversified — 1.3%
John Deere Capital Corp.:
1.300%, 3/12/2018 (1)	1,610,000	1,604,273
1.600%, 7/13/2018 (1)	1,150,000	1,151,686
Roper Technologies, Inc., 2.050%, 10/1/2018 (1)	2,000,000	1,991,338

		4,747,297

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 0.1%
DIRECTV Holdings LLC, 2.400%, 3/15/2017	$500,000	$505,029

Miscellaneous Manufacturing — 1.0%
General Electric Co., 3.350%, 10/17/2016	2,475,000	2,510,343
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,014,227

		3,524,570

Oil & Gas — 1.1%
Chevron Corp.:
1.365%, 3/2/2018(1)	2,000,000	1,987,990
1.961%, 3/3/2020	1,000,000	983,823
Exxon Mobil Corp., 1.708%, 3/1/2019 (9)	1,000,000	1,000,000

		3,971,813

Oil & Gas Services — 0.3%
Schlumberger Norge AS, 1.250%, 8/1/2017 (6)	1,000,000	988,976

Pharmaceuticals — 2.7%
AbbVie, Inc., 1.750%, 11/6/2017 (1)	1,670,000	1,669,370
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,002,794
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	1,997,232
1.950%, 6/15/2018 (1)	400,000	400,354
Express Scripts Holding Co., 2.650%, 2/15/2017 (1)	1,500,000	1,515,215
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016	1,000,000	1,000,109
Merck & Co., Inc., 1.100%, 1/31/2018 (1)	2,000,000	2,001,428

		9,586,502

Pipelines — 0.3%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,000,000

Real Estate Investment Trusts — 0.6%
Welltower, Inc., 2.250%, 3/15/2018	2,000,000	1,995,730

Semiconductors — 0.4%
Intel Corp., 1.350%, 12/15/2017 (1)	1,600,000	1,610,283

Software — 0.5%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,730,016

Telecommunications — 3.3%
AT&T, Inc.:
1.700%, 6/1/2017	2,000,000	2,007,254
2.400%, 8/15/2016	1,540,000	1,549,362
British Telecommunications PLC, 1.625%, 6/28/2016 (1)	1,500,000	1,502,554
Cisco Systems, Inc.:
1.400%, 2/28/2018	1,000,000	1,002,890
1.650%, 6/15/2018	1,750,000	1,763,015
2.125%, 3/1/2019	1,500,000	1,530,336
Verizon Communications, Inc.:
1.350%, 6/9/2017	1,500,000	1,499,122
2.625%, 2/21/2020(1)	500,000	507,207
3.650%, 9/14/2018(1)	500,000	524,454

		11,886,194

Total Corporate Bonds & Notes (identified cost $137,850,078)		137,847,921

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Mutual Funds — 1.7%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (13)	326,711	$2,747,639
Fidelity Floating Rate High Income Fund	372,038	3,326,022

Total Mutual Funds (identified cost $6,422,183)		6,073,661

U.S. Government & U.S. Government Agency Obligations — 30.6%

Federal Home Loan Bank — 0.6%
0.625%, 10/26/2017 (1)	$2,350,000	2,342,821

Federal Home Loan Mortgage Corporation — 2.6%
0.750%, 1/12/2018	2,500,000	2,495,880
1.000%, 7/28/2017	2,000,000	2,005,854
1.250%, 5/12/2017	1,250,000	1,257,374
1.250%, 10/2/2019	1,500,000	1,504,033
1.750%, 5/30/2019 (1)	2,000,000	2,040,878

		9,304,019

Federal National Mortgage Association — 3.0%
0.875%, 10/26/2017	2,000,000	2,001,866
0.875%, 2/8/2018	1,500,000	1,501,292
1.000%, 9/27/2017 (1)	1,000,000	1,002,891
1.125%, 4/27/2017 (1)	1,000,000	1,005,009
1.125%, 7/20/2018	2,000,000	2,009,998
1.500%, 6/22/2020	1,000,000	1,009,638
1.750%, 11/26/2019	2,000,000	2,041,294

		10,571,988

U.S. Treasury Bonds & Notes — 24.4%
0.625%, 5/31/2017	1,500,000	1,498,008
0.625%, 8/31/2017	2,750,000	2,744,360
0.625%, 9/30/2017 (1)	3,000,000	2,993,145
0.625%, 11/30/2017	3,000,000	2,991,564
0.750%, 6/30/2017	1,500,000	1,500,323
0.750%, 10/31/2017	3,000,000	2,998,476
0.750%, 3/31/2018	3,000,000	2,997,069
0.750%, 4/15/2018	3,000,000	2,996,133
0.875%, 7/15/2017	3,000,000	3,005,040
0.875%, 8/15/2017 (1)	5,500,000	5,509,130
0.875%, 1/31/2018	1,000,000	1,001,641
0.875%, 7/31/2019	2,000,000	1,990,938
1.000%, 2/15/2018	3,000,000	3,012,363
1.000%, 5/15/2018 (1)	2,425,000	2,434,331
1.000%, 5/31/2018	1,000,000	1,003,926
1.000%, 9/30/2019	2,500,000	2,495,557
1.125%, 3/31/2020	1,500,000	1,498,740
1.250%, 10/31/2018	3,000,000	3,030,294
1.250%, 11/15/2018 (1)	3,000,000	3,030,177
1.250%, 11/30/2018	3,000,000	3,030,702
1.250%, 1/31/2019	1,000,000	1,010,234
1.250%, 4/30/2019	2,000,000	2,018,164
1.375%, 6/30/2018	2,000,000	2,025,820
1.375%, 7/31/2018	2,700,000	2,736,123
1.375%, 9/30/2018	3,000,000	3,041,250
1.375%, 1/31/2020	2,000,000	2,019,532
1.375%, 2/29/2020	1,500,000	1,513,829
1.500%, 8/31/2018	2,500,000	2,541,505
1.500%, 2/28/2019	3,000,000	3,051,036
1.500%, 11/30/2019	3,000,000	3,045,528
1.625%, 7/31/2019	1,500,000	1,530,968
1.625%, 8/31/2019	3,500,000	3,571,708
1.875%, 8/31/2017	2,500,000	2,541,210
1.875%, 9/30/2017 (1)	2,000,000	2,034,492

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
2.000%, 7/31/2020	$2,500,000	$2,585,547

		87,028,863

Total U.S. Government & U.S. Government Agency Obligations (identified cost $108,636,710)		109,247,691

U.S. Government Agency-Mortgage Securities — 0.5%

Federal National Mortgage Association — 0.5%
3.500%, 4/1/2026	179,748	190,311
4.000%, 11/1/2031	678,138	730,558
5.500%, 11/1/2033	200,290	226,922
5.500%, 2/1/2034	148,849	168,652
5.500%, 8/1/2037	353,081	399,847
9.500%, 12/1/2024	8,289	8,404
9.500%, 1/1/2025	8,606	8,698
9.500%, 1/1/2025	9,107	9,200
10.000%, 7/1/2020	16,951	17,348

		1,759,940

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	59,075	69,726
9.000%, 12/15/2019	8,927	9,731

		79,457

Total U.S. Government Agency-Mortgage Securities
(identified cost $1,772,084)		1,839,397

Short-Term Investments — 16.0%

Collateral Pool Investments for Securities on Loan — 12.2%
Collateral pool allocation (3)		43,444,394

Commercial Paper — 1.0%
Campbell Soup Co., 0.652%, 3/7/2016 (11)	1,600,000	1,599,893
Coca-Cola Co., 0.608%, 5/16/2016 (6)(11)	2,150,000	2,148,041

		3,747,934

Mutual Funds — 2.8%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	9,879,660	9,879,660

Total Short-Term Investments (identified cost $57,071,112)		57,071,988

Total Investments — 112.8% (identified cost $402,889,468)		402,610,409
Other Assets and Liabilities — (12.8)%		(45,638,998)

Total Net Assets — 100.0%		$356,971,411

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	20.2%
Collateralized Mortgage Obligations	2.7
Commercial Mortgage Securities	2.5
Corporate Bonds & Notes	38.6
Mutual Funds	1.7
U.S. Government & U.S. Government Agency Obligations	30.6
U.S. Government Agency—Mortgage Securities	0.5
Other Assets & Liabilities, Net	3.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 98.5%

Alabama — 1.0%
Other securities		$17,903,843

Alaska — 0.6%
Other securities		10,309,067

Arizona — 3.2%
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	$1,000,000	1,144,760
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,703,250
Other securities		48,820,757

		55,668,767

Arkansas — 1.3%
Other securities		22,868,077

California — 7.1%
Deutsche Bank Spears/Lifers Trust, 0.310%, 8/1/2047 (6)(8)	8,000,000	8,000,000
Other securities		114,663,369

		122,663,369

Colorado — 1.8%
Other securities		30,660,447

Connecticut — 0.5%
Other securities		7,857,328

Delaware — 0.5%
Other securities		8,199,785

District of Columbia — 0.3%
Other securities		5,007,836

Florida — 5.0%
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,883,572
Other securities		79,449,610

		86,333,182

Georgia — 3.4%
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,177,480
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,932,050
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,168,960
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,165,110
Monroe County Development Authority, 0.180%, 11/1/2048, Call 3/1/2016 (8)	10,000,000	10,000,000
Other securities		42,775,020

		59,218,620

Hawaii — 0.1%
Other securities		1,239,700

Idaho — 0.3%
Other securities		5,716,042

Description	Principal Amount	Value
Municipals (continued)

Illinois — 11.5%
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (8)	$6,750,000	$6,414,930
City of Springfield:
5.000%, 3/1/2026, Call 3/1/2025	1,000,000	1,207,420
5.000%, 3/1/2027, Call 3/1/2025	1,000,000	1,194,030
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,186,090
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,178,210
5.000%, 3/1/2031, Call 3/1/2025	900,000	1,047,141
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,043,250
5.000%, 3/1/2022, Call 3/1/2017	650,000	678,112
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,234,690
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,502,969
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,644,877
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,729,740
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,541
2.700%, 5/15/2016	375,000	375,788
4.000%, 10/1/2016	345,000	351,331
5.000%, 11/15/2023, Call 11/15/2022	215,000	253,184
5.000%, 8/15/2024	250,000	295,875
5.000%, 5/15/2025	1,000,000	1,090,760
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,206,460
5.000%, 11/15/2027, Call 11/15/2025	500,000	598,015
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,050,340
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,130,016
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,166,230
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,157,350
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,202,120
5.000%, 12/1/2031, Call 1/1/2026	5,220,000	6,230,174
5.000%, 12/1/2032, Call 1/1/2026	2,100,000	2,488,500
5.500%, 1/1/2033, Call 1/1/2018	490,000	533,012
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,194,770
5.000%, 1/1/2024	1,000,000	1,198,710

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 1/1/2026, Call 1/1/2025	$4,000,000	$4,784,120
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,025,334
State of Illinois:
5.000%, 3/1/2020	500,000	554,065
5.000%, 4/1/2024, Call 4/1/2023	500,000	558,935
5.000%, 1/1/2030, Call 1/1/2026	8,000,000	8,767,040
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,550,595
Other securities		131,184,814

		197,179,538

Indiana — 2.8%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	259,563
5.000%, 8/15/2020	700,000	783,251
5.000%, 10/1/2022	300,000	350,775
5.000%, 10/1/2023	400,000	472,572
5.000%, 10/1/2024, Call 10/1/2023	275,000	322,809
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,662,551
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,133,310
Other securities		39,274,617

		47,259,448

Iowa — 0.1%
Other securities		1,764,444

Kansas — 0.2%
Other securities		4,105,862

Kentucky — 1.0%
Deutsche Bank Spears/Lifers Trust, NATL-RE, 0.210%, 9/1/2042, Call 9/1/2017 (6)(8)	13,150,000	13,150,000
Other securities		3,326,523

		16,476,523

Louisiana — 2.7%
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,802,287
4.000%, 3/1/2021	3,585,000	3,981,860
Parish of St. James, 0.430%, 11/1/2040, Call 3/1/2016 (8)	14,000,000	14,000,000
State of Louisiana, 0.768%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,977,040
Other securities		17,978,024

		46,739,211

Maine — 0.6%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,677,150
Other securities		2,119,575

		9,796,725

Description	Principal Amount	Value
Municipals (continued)

Maryland — 0.3%
Other securities		$5,338,624

Massachusetts — 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.465%, 12/1/2030, Call 3/7/2016 (8)(12)	$1,450,000	1,323,029
0.495%, 12/1/2030, Call 3/3/2016 (8)(12)	7,375,000	6,729,223
Other securities		13,126,283

		21,178,535

Michigan — 5.8%
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	253,403
5.000%, 7/1/2019, Call 7/1/2016	50,000	50,684
5.000%, 7/1/2020, Call 7/1/2016	720,000	729,677
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,672
5.000%, 7/1/2023, Call 7/1/2016	200,000	202,482
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,112,304
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (8)	725,000	734,476
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,051,400
Michigan Finance Authority:
5.000%, 6/1/2016	1,450,000	1,465,225
5.000%, 11/1/2020	2,000,000	2,320,800
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,743,555
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,735,110
Other securities		84,400,977

		99,850,765

Minnesota — 0.6%
Other securities		10,073,981

Mississippi — 0.8%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/1/2016 (8)	8,500,000	8,500,000
Other securities		5,470,645

		13,970,645

Missouri — 1.9%
Other securities		32,230,586

Nebraska — 0.7%
Other securities		11,605,658

Nevada — 1.8%
Las Vegas Valley Water District:
0.250%, 6/1/2036, Call 3/1/2016 (8)	7,200,000	7,200,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	6,137,693

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Nevada (continued)
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	$2,815,000	$2,844,895
Other securities		15,147,795

		31,330,383

New Hampshire — 0.3%
Other securities		5,265,785

New Jersey — 3.4%
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (14)	650,000	655,876
4.875%, 12/1/2024, Call 12/1/2019	8,135,000	8,763,835
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,955,518
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,904,269
New Jersey State Turnpike Authority, NATL-RE:
0.467%, 1/1/2030, Call 3/1/2016 (8)(12)	350,000	322,208
0.480%, 1/1/2030, Call 3/4/2016 (8)(12)	1,900,000	1,749,142
0.480%, 1/1/2030, Call 3/4/2016 (8)(12)	500,000	460,301
0.502%, 1/1/2030, Call 3/3/2016 (8)(12)	475,000	437,283
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,784,900
5.000%, 6/15/2022	500,000	559,285
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,382,300
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,480,934
5.250%, 12/15/2023	240,000	271,529
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,529,350
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,269,370
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,221,942
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	350,680
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	591,065
Other securities		11,731,887

		58,421,674

New Mexico — 1.6%
City of Farmington:
1.875%, 4/1/2020 (8)	3,000,000	3,058,890
1.875%, 4/1/2020 (8)	3,750,000	3,821,437

Description	Principal Amount	Value
Municipals (continued)

New Mexico (continued)
New Mexico Municipal Energy Acquisition Authority, 1.036%, 8/1/2019, Call 2/1/2019 (8)	$10,000,000	$9,940,500
Other securities		11,418,776

		28,239,603

New York — 4.0%
Metropolitan Transportation Authority, 0.636%, 11/1/2017, Call 5/1/2017 (8)	2,800,000	2,788,548
Metropolitan Transportation Authority, AGM, 0.894%, 5/15/2018, Call 11/15/2017 (8)	4,000,000	3,993,760
New York City Transitional Finance Authority:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,917,893
5.000%, 11/1/2024	2,215,000	2,781,043
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	3,117,262
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,248,060
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,496,120
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	9,021,879
5.000%, 3/15/2031, Call 9/15/2025	5,465,000	6,596,911
New York State Energy Research & Development Authority, NATL-RE, 0.467%, 12/1/2020, Call 3/1/2016 (8)(12)	6,450,000	6,231,371
Other securities		23,179,600

		68,372,447

North Carolina — 0.8%
Other securities		12,919,285

North Dakota — 1.7%
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,822,738
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,512,609
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,302,014
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	818,468
4.500%, 3/1/2020	1,455,000	1,590,068
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,859,562
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,981,429
Other securities		15,118,470

		30,005,358

Ohio — 4.2%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,665,239

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
5.000%, 1/1/2031, Call 1/1/2022	$1,270,000	$1,409,128
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,380,558
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,119,790
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	545,794
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,293,261
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,241,926
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,082,914
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,644,922
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,517,484
State of Ohio, 0.340%, 1/15/2045, Call 3/1/2016 (8)	8,250,000	8,250,000
Other securities		46,573,534

		71,724,550

Oklahoma — 0.7%
Other securities		11,962,167

Oregon — 1.1%
Other securities		19,156,921

Pennsylvania — 2.2%
Pennsylvania Turnpike Commission:
0.560%, 12/1/2016, Call 6/1/2016 (8)	1,450,000	1,450,913
0.690%, 12/1/2018, Call 6/1/2018 (8)	2,850,000	2,839,882
5.000%, 6/1/2021, Call 6/1/2019	715,000	809,995
5.000%, 12/1/2030, Call 12/1/2020 (15)	585,000	676,090
6.000%, 12/1/2034, Call 12/1/2020 (15)	395,000	470,702
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,171,209
Other securities		29,762,434

		37,181,225

Puerto Rico — 0.2%
Other securities		2,726,507

Rhode Island — 1.1%
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	300,000	308,817
3.950%, 12/1/2017	250,000	261,963
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,110,319
4.200%, 12/1/2018, Call 12/1/2017	600,000	629,586
4.250%, 12/1/2020, Call 12/1/2017	500,000	522,075

Description	Principal Amount	Value
Municipals (continued)

Rhode Island (continued)
4.250%, 12/1/2025, Call 12/1/2021 (14)	$2,205,000	$2,346,958
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,046,840
4.750%, 12/1/2028, Call 12/1/2021 (14)	1,000,000	1,075,810
4.750%, 12/1/2029, Call 12/1/2021 (14)	680,000	727,138
Other securities		8,413,006

		18,442,512

South Carolina — 1.1%
Other securities		18,871,905

South Dakota — 1.0%
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	564,980
4.250%, 9/1/2023	740,000	815,769
4.500%, 9/1/2018	500,000	531,905
4.500%, 9/1/2020	900,000	985,293
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,182,352
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,098,897
5.000%, 9/1/2019	200,000	225,492
5.000%, 11/1/2022	715,000	856,019
5.000%, 8/1/2023	375,000	454,714
5.000%, 11/1/2023	625,000	755,087
5.000%, 8/1/2024	195,000	238,222
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,133,390
5.000%, 11/1/2024	650,000	793,942
5.000%, 11/1/2025, Call 11/1/2024	600,000	726,546
5.000%, 11/1/2026, Call 11/1/2024	550,000	660,737
5.000%, 9/1/2027, Call 9/1/2024	720,000	820,901
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,035,066
Other securities		4,915,988

		17,795,300

Tennessee — 1.0%
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,295,695
5.250%, 9/1/2021	3,810,000	4,494,733
5.250%, 9/1/2022	250,000	299,253
Other securities		6,289,698

		17,379,379

Texas — 10.2%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,383,790
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,335,580
5.000%, 11/15/2029, Call 11/15/2026 (9)	4,225,000	5,232,367

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)**

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	$1,000,000	$1,203,480
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,787,350
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,335,940
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,422,312
North Texas Tollway Authority:
0.810%, 1/1/2019, Call 7/1/2018 (8)	1,750,000	1,738,397
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,510,696
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,929,740
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	537,255
Plano Independent School District, PSF, 5.000%, 2/15/2028, Call 2/15/2026 (9)	8,000,000	9,975,680
Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	7,500,000	7,500,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	8,230,000	8,230,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	19,000,000	19,000,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	14,700,000	14,700,000
Other securities		82,448,513

		175,271,100

Utah — 0.8%
Other securities		13,808,577

Vermont — 0.1%
Other securities		1,877,883

Virgin Islands — 0.2%
Other securities		3,829,487

Virginia — 0.3%
Other securities		4,656,497

Washington — 1.7%
State of Washington, 5.000%, 2/1/2027, Call 2/1/2026	6,780,000	8,468,966
Other securities		20,742,784

		29,211,750

West Virginia — 0.5%
Other securities		8,419,192

Wisconsin — 3.1%
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,306

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
4.750%, 10/15/2029, Call 10/15/2021	$605,000	$672,887
5.000%, 8/15/2018	1,000,000	1,091,470
5.000%, 6/1/2019	645,000	679,243
5.000%, 7/1/2019	990,000	1,102,731
5.000%, 8/15/2019	250,000	280,747
5.000%, 8/15/2019	955,000	1,073,831
5.000%, 8/15/2020	1,060,000	1,223,070
5.000%, 8/15/2021	1,160,000	1,370,366
5.000%, 10/1/2022	750,000	902,370
5.000%, 6/1/2026, Call 6/1/2020	135,000	153,047
5.000%, 8/15/2027, Call 8/15/2022	500,000	571,465
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,938,646
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,150,018
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,115,480
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,607,300
5.250%, 6/1/2034, Call 6/1/2020	300,000	338,694
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,867,629
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,182,234
Other securities		23,046,128

		52,389,662

Wyoming — 0.1%
Other securities		1,685,935

Total Municipals (identified cost $1,619,570,591)		1,692,161,692

Mutual Funds — 1.0%
Other securities		16,605,673

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
Other securities		8,280,661

Total Short-Term Investments (identified cost $8,280,661)		8,280,661

Total Investments — 100.0% (identified cost $1,643,496,268)		1,717,048,026
Other Assets and Liabilities — 0.0%		(106,162)

Total Net Assets — 100.0%		$1,716,941,864

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)**

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—23.2%
School District	14.8%
State or Local	8.4
Revenue Bonds—75.5%
Appropriation	17.7
Education	7.1
General Revenue	1.1
Healthcare	13.6
Housing	5.7
Industrial Revenue	4.3
Power	4.0
Special Tax	2.4
Student Loan	0.8
Tobacco	0.6
Transportation	9.8
Water & Sewer	8.4
Other Assets & Liabilities, Net	1.3

Total	100.0%

Mortgage Income Fund

Description	Principal Amount	Value
Asset-Backed Security — 0.3%

Federal Home Loan Mortgage Corporation — 0.3%
0.696%, 8/25/2031, (Series T-32) (8)	$309,788	$303,705

Total Asset-Backed Securities (identified cost $309,788)		303,705

Collateralized Mortgage Obligations — 13.0%

Federal Home Loan Mortgage Corporation — 0.0%
5.000%, 5/15/2033, (Series 2791)	2,602	2,601

Federal National Mortgage Association — 0.7%
0.836%, 4/25/2034, (Series 2004-25) (8)	312,451	315,613
4.000%, 10/25/2032, (Series 2003-28)	85	85
4.000%, 3/25/2041, (Series 2012-21)	482,767	517,760

		833,458

Government National Mortgage Association — 0.9%
4.500%, 8/20/2028, (Series 2009-116)	965,000	995,687

Private Sponsor — 11.4%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,171,805	1,187,763
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	446,924	470,657
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.356%, 7/25/2037 (8)	687,438	634,704
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	886,035	914,886
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	206,002	198,320

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.627%, 2/25/2024 (8)	$2,000,000	$1,996,440
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	241,148	235,434
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.626%, 11/25/2034 (8)	1,082,869	1,096,545
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	998,258	890,205
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	974,187	922,434
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.686%, 12/25/2034 (8)	831,180	788,457
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	593,216	581,384
Class A1, (Series 2006-AR19), 5.620%, 12/25/2036 (8)	1,201,284	1,134,085
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,144,280	1,136,025
Class A8, (Series 2007-11), 6.000%, 8/25/2037	863,302	853,906

		13,041,245

Total Collateralized Mortgage Obligations (identified cost $14,901,415)		14,872,991

Commercial Mortgage Securities — 11.3%

Private Sponsor — 11.3%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	172,008	171,967
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (8)	1,000,000	1,017,607
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.036%, 5/25/2045 (6) (8)	2,000,000	2,067,930
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6) (8)	2,000,000	2,102,456
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6) (8)	1,500,000	1,476,620
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (8)	2,000,000	2,031,014
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.740%, 11/15/2046 (8)	2,000,000	2,106,852

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mortgage Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6)(8)	$2,000,000	$1,989,592

Total Commercial Mortgage Securities (identified cost $12,988,140)		12,964,038

U.S. Government Agency-Mortgage Securities — 70.7%

Federal Home Loan Mortgage Corporation — 15.8%
3.000%, 2/1/2029	1,601,261	1,678,844
3.500%, 4/1/2042	105,181	110,798
3.500%, 9/1/2044	4,468,413	4,678,522
4.000%, 10/1/2031	2,034,517	2,193,496
4.000%, 12/1/2040	554,829	596,943
4.000%, 2/1/2044	3,357,606	3,637,560
4.500%, 9/1/2031	634,337	693,862
4.500%, 7/1/2040	44,037	48,548
4.500%, 11/1/2040	1,142,350	1,250,258
4.500%, 2/1/2041	1,722,752	1,875,708
5.000%, 12/1/2022	207,473	222,753
5.000%, 1/1/2040	367,699	410,871
5.500%, 11/1/2018	136,150	139,943
5.500%, 10/1/2021	214,729	232,527
5.500%, 7/1/2035	61,513	69,399
6.000%, 12/1/2036	42,349	48,108
6.000%, 12/1/2037	28,612	32,878
6.500%, 9/1/2016	2,531	2,544
7.500%, 4/1/2024	48,613	55,866
7.500%, 4/1/2027	27,140	32,721
8.000%, 8/1/2030	27,521	35,115
8.500%, 9/1/2024	25,171	29,013
9.000%, 6/1/2019	7,287	7,375
9.500%, 2/1/2025	11,153	11,304

		18,094,956

Federal National Mortgage Association — 50.5%
2.500%, 9/1/2029	2,434,794	2,504,853
3.000%, 8/1/2032	276,384	288,662
3.000%, 5/1/2043	3,688,340	3,790,297
3.000%, 5/1/2043	2,471,285	2,539,497
3.000%, 8/1/2043	3,452,179	3,546,441
3.000%, 2/1/2045	1,850,718	1,900,184
3.000%, 7/1/2045	2,917,231	2,997,362
3.500%, 7/1/2032	595,880	630,742
3.500%, 10/1/2042	2,737,672	2,876,283
3.500%, 5/1/2043	3,145,001	3,335,906
3.500%, 9/1/2043	2,560,934	2,712,400
3.500%, 2/1/2045	2,857,357	3,011,079
3.500%, 4/1/2045	1,845,014	1,935,258
3.500%, 5/1/2045	3,039,246	3,190,509
4.000%, 11/1/2031	1,130,231	1,217,598
4.000%, 2/1/2041	1,876,913	2,010,210
4.000%, 3/1/2041	381,236	411,177
4.000%, 9/1/2043	1,535,892	1,664,168
4.000%, 5/1/2044	3,063,165	3,282,959
4.500%, 12/1/2040	1,497,201	1,631,463
4.500%, 4/1/2041	3,141,096	3,423,292
4.500%, 6/1/2042	1,349,847	1,482,615
5.000%, 5/1/2018	147,903	153,286
5.000%, 5/1/2042	1,460,534	1,624,555
5.500%, 1/1/2023	205,920	231,074
5.500%, 10/1/2024	323,621	363,154
5.500%, 2/1/2036	252,322	285,067
5.500%, 7/1/2036	516,783	585,481

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 8/1/2037	$942,290	$1,067,095
6.000%, 10/1/2016	8,232	8,294
6.000%, 9/1/2021	305,852	333,389
6.000%, 5/1/2039	909,686	1,049,302
6.500%, 9/1/2016	4,840	4,876
6.500%, 9/1/2016	10,322	10,374
6.500%, 8/1/2030	487,565	559,599
6.500%, 12/1/2031	30,067	35,918
6.500%, 11/1/2037	118,517	132,601
7.000%, 3/1/2029	60,975	71,371
7.000%, 7/1/2029	174,138	202,456
7.000%, 2/1/2030	124,867	143,780
7.500%, 10/1/2030	30,692	35,231
8.000%, 10/1/2028	301,012	348,179
8.000%, 4/1/2030	53,269	67,503

		57,695,540

Government National Mortgage Association — 4.4%
3.000%, 2/20/2045	2,312,914	2,404,926
5.000%, 4/15/2034	357,247	398,625
5.500%, 9/15/2033	917,471	1,053,539
6.000%, 12/20/2033	922,857	1,068,817
7.000%, 8/15/2031	49,032	60,920
9.500%, 10/15/2024	10,495	10,629

		4,997,456

Total U.S. Government Agency-Mortgage Securities
(identified cost $78,224,593)		80,787,952

Short-Term Investments — 4.4%

Mutual Funds — 4.4%
BMO Government Money Market Fund — Premier Class, 0.160% (4)	5,060,743	5,060,743

Total Short-Term Investments (identified cost $5,060,743)		5,060,743

Total Investments — 99.7% (identified cost $111,484,679)		113,989,429
Other Assets and Liabilities — 0.3%		378,482

Total Net Assets — 100.0%		$114,367,911

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.3%
Collateralized Mortgage Obligations	13.0
Commercial Mortgage Securities	11.3
U.S. Government Agency—Mortgage Securities	70.7
Other Assets & Liabilities, Net	4.7

Total	100.0%

TCH Intermediate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 51.1%

Agriculture — 0.6%
Imperial Brands Finance PLC, 4.250%, 7/21/2025 (6)	$500,000	$521,375

Auto Manufacturers — 3.3%
Ford Motor Credit Co. LLC:
1.549%, 11/4/2019 (8)	2,000,000	1,919,848

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

TCH Intermediate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers (continued)
4.389%, 1/8/2026 (1)	$750,000	$766,704

		2,686,552

Banks — 17.9%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (6)	1,000,000	997,713
Banco Santander Chile, 1.517%, 4/11/2017 (6)(8)	1,000,000	997,500
Barclays Bank PLC, 1.198%, 2/17/2017 (8)	1,500,000	1,496,532
Capital One Financial Corp., 4.200%, 10/29/2025	500,000	491,532
Credit Agricole SA, 4.375%, 3/17/2025 (1)(6)	1,000,000	954,866
Goldman Sachs Group, Inc.:
1.818%, 4/30/2018 (8)	2,000,000	1,999,920
4.000%, 3/3/2024	1,000,000	1,037,258
HSBC Holdings PLC, 4.250%, 3/14/2024 (1)	1,000,000	985,788
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (6)	1,000,000	920,353
JPMorgan Chase & Co., 4.125%, 12/15/2026 (1)	1,000,000	1,016,496
Morgan Stanley:
1.353%, 1/5/2018 (8)	1,000,000	996,831
5.000%, 11/24/2025	1,250,000	1,317,374
Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024 (1)	1,000,000	960,656
Standard Chartered PLC, 5.200%, 1/26/2024 (1)(6)	675,000	665,960

		14,838,779

Computers — 0.6%
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (6)	500,000	475,415

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., 4.950%, 12/15/2024	750,000	734,005

Diversified Financial Services — 2.4%
Jefferies Group LLC, 5.125%, 1/20/2023 (1)	1,000,000	989,162
Nomura Holdings, Inc., 1.952%, 9/13/2016 (8)	1,000,000	1,002,129

		1,991,291

Holding Companies-Diversified — 1.9%
Leucadia National Corp., 5.500%, 10/18/2023	1,800,000	1,607,938

Iron/Steel — 1.4%
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1)(6)	1,750,000	1,137,500

Media — 2.9%
CBS Corp., 4.000%, 1/15/2026 (1)	850,000	849,743
CCO Safari II LLC, 4.908%, 7/23/2025 (6)	1,500,000	1,541,111

		2,390,854

Mining — 1.9%
Barrick Gold Corp., 4.100%, 5/1/2023 (1)	1,000,000	934,971
Glencore Funding LLC, 4.625%, 4/29/2024 (1)(6)	500,000	381,350

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining (continued)
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	$350,000	$215,250

		1,531,571

Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,111,042

Oil & Gas — 5.2%
Ensco PLC, 4.500%, 10/1/2024	1,000,000	502,350
Petrobras Global Finance BV, 5.750%, 1/20/2020 (1)	1,000,000	802,500
Petroleos Mexicanos, 4.250%, 1/15/2025 (1)(6)	750,000	663,750
Pride International, Inc., 8.500%, 6/15/2019	1,000,000	708,750
Rowan Cos., Inc., 4.875%, 6/1/2022	1,000,000	576,153
Transocean, Inc., 7.125%, 12/15/2021 (1)	1,900,000	1,049,750

		4,303,253

Pipelines — 3.5%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	1,000,000	871,821
Kinder Morgan Energy Partners LP:
4.150%, 2/1/2024 (1)	1,300,000	1,142,094
4.300%, 5/1/2024	1,000,000	883,665

		2,897,580

Real Estate Investment Trusts — 2.7%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,282,595
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	966,206

		2,248,801

Telecommunications — 1.6%
Motorola Solutions, Inc., 4.000%, 9/1/2024	1,500,000	1,288,164

Transportation — 3.0%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	980,261
Kansas City Southern, 1.321%, 10/28/2016 (6)(8)	1,500,000	1,486,092

		2,466,353

Total Corporate Bonds & Notes (identified cost $46,421,531)		42,230,473

U.S. Government & U.S. Government Agency Obligations — 11.9%

U.S. Treasury Bonds & Notes — 11.9%
0.125%, 4/15/2020 (1)	4,545,585	4,589,800
1.625%, 1/15/2018 (1)	5,081,175	5,284,884

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,781,979)		9,874,684

U.S. Government Agency-Mortgage Securities — 33.1%

Federal Home Loan Mortgage Corporation — 13.4%
3.000%, 9/1/2045	1,966,412	2,014,435
3.500%, 10/1/2043	2,996,602	3,137,505
3.500%, 2/1/2044	2,990,567	3,131,186
4.000%, 4/1/2044	2,633,684	2,810,283

		11,093,409

Federal National Mortgage Association — 19.7%
3.000%, 5/1/2043	1,599,107	1,643,246
3.000%, 9/1/2044	2,419,020	2,483,675
3.000%, 2/1/2045	4,626,794	4,750,459

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Intermediate Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
3.000%, 6/1/2045	$2,419,211	$2,483,872
3.000%, 7/1/2045	2,916,970	2,994,935
3.500%, 4/1/2045	1,834,691	1,925,846

		16,282,033

Total U.S. Government Agency-Mortgage Securities
(identified cost $26,713,236)		27,375,442

Short-Term Investments — 28.3%

Collateral Pool Investments for Securities on Loan — 24.4%
Collateral pool allocation (3)		20,215,637

Mutual Funds — 3.9%
BMO Prime Money Market Fund —Premier Class, 0.310% (4)	3,191,859	3,191,859

Total Short-Term Investments (identified cost $23,407,496)		23,407,496

Total Investments — 124.4% (identified cost $106,324,242)		102,888,095
Other Assets and Liabilities — (24.4)%		(20,210,842)

Total Net Assets — 100.0%		$82,677,253

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	51.1%
U.S. Government & U.S. Government Agency Obligations	11.9
U.S. Government Agency—Mortgage Securities	33.1
Other Assets & Liabilities, Net	3.9

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 89.2%

Advertising — 1.1%
Omnicom Group, Inc., 3.650%, 11/1/2024 (1)	$2,000,000	$2,011,348

Aerospace/Defense — 1.3%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	2,500,000	2,546,553

Agriculture — 0.4%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	163,723
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	289,613
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	285,356

		738,692

Auto Manufacturers — 2.7%
Ford Motor Credit Co. LLC:
1.549%, 11/4/2019 (8)	1,500,000	1,439,886
1.870%, 5/9/2016 (8)	1,000,000	1,000,876
General Motors Co., 6.600%, 4/1/2036 (1)	1,000,000	1,038,690
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	1,000,000	928,020

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1)(6)	$450,000	$452,812
Nissan Motor Acceptance Corp., 1.303%, 9/26/2016 (6)(8)	250,000	250,197

		5,110,481

Banks — 9.9%
Banco Santander Chile, 1.517%, 4/11/2017 (6)(8)	1,000,000	997,500
Bank of America Corp.:
1.482%, 4/1/2019 (8)	1,000,000	986,116
1.662%, 1/15/2019 (8)	2,000,000	1,987,988
BBVA Banco Continental SA, 5.250%, 9/22/2029 (6)(8)	1,000,000	951,500
Citigroup, Inc., 1.027%, 3/10/2017 (8)	750,000	747,632
Deutsche Bank AG, 3.125%, 1/13/2021 (1)	2,250,000	2,197,366
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,128,445
Goldman Sachs Group, Inc.:
1.718%, 11/15/2018 (8)	1,000,000	994,879
1.818%, 4/30/2018 (8)	1,500,000	1,499,940
HSBC USA, Inc., 0.893%, 6/23/2017 (8)	1,500,000	1,492,920
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	300,000	327,675
National City Bank:
0.822%, 6/7/2017 (8)	2,000,000	1,985,346
0.862%, 12/15/2016 (8)	550,000	548,547
SunTrust Banks, Inc., 3.500%, 1/20/2017	3,000,000	3,051,120

		18,896,974

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 1.879%, 2/1/2021 (1)(8)	1,250,000	1,267,329

Biotechnology — 2.1%
Amgen, Inc., 0.998%, 5/22/2017 (8)	2,000,000	1,994,962
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,029,900

		4,024,862

Chemicals — 2.9%
Agrium, Inc., 4.125%, 3/15/2035 (1)	3,000,000	2,371,167
Braskem America Finance Co., 7.125%, 7/22/2041 (1)(6)	1,000,000	783,700
Dow Chemical Co., 8.550%, 5/15/2019	250,000	294,086
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1)(6)	1,500,000	1,372,500
OCP SA, 6.875%, 4/25/2044 (6)	800,000	780,252

		5,601,705

Commercial Services — 1.3%
ADT Corp.:
3.500%, 7/15/2022 (1)	750,000	631,875
4.125%, 6/15/2023 (1)	500,000	423,750
4.875%, 7/15/2042	2,250,000	1,507,500

		2,563,125

Computers — 4.5%
Apple, Inc., 4.500%, 2/23/2036 (1)	2,000,000	2,091,048
EMC Corp., 3.375%, 6/1/2023	2,500,000	2,051,240
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)(6)	3,000,000	2,852,487

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computers (continued)
Seagate HDD Cayman, 5.750%, 12/1/2034	$2,500,000	$1,485,217

		8,479,992

Distribution/Wholesale — 0.5%
Ingram Micro, Inc., 4.950%, 12/15/2024	1,000,000	978,674

Diversified Financial Services — 2.0%
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	1,722,584
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (6)	500,000	500,339
Nomura Holdings, Inc., 1.952%, 9/13/2016 (8)	1,500,000	1,503,194

		3,726,117

Food — 1.0%
ConAgra Foods, Inc., 0.994%, 7/21/2016 (8)	2,000,000	1,997,364

Healthcare-Services — 1.0%
Humana, Inc., 8.150%, 6/15/2038	600,000	807,700
Quest Diagnostics, Inc., 4.700%, 3/30/2045 (1)	1,125,000	1,063,718

		1,871,418

Holding Companies-Diversified — 1.2%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6)	1,000,000	925,000
Leucadia National Corp.:
5.500%, 10/18/2023	1,000,000	893,299
6.625%, 10/23/2043	500,000	392,798

		2,211,097

Insurance — 0.4%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	305,055
Primerica, Inc., 4.750%, 7/15/2022	500,000	545,902

		850,957

Internet — 1.2%
eBay, Inc., 4.000%, 7/15/2042	3,000,000	2,296,830

Iron/Steel — 2.5%
ArcelorMittal:
7.250%, 2/25/2022 (1)	1,000,000	907,400
8.000%, 10/15/2039	1,000,000	791,500
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1)(6)	3,000,000	1,830,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (6)	1,000,000	465,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	772,500

		4,766,400

Lodging — 0.6%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,089,161

Media — 7.4%
CCO Safari II LLC, 6.484%, 10/23/2045 (1)(6)	3,000,000	3,171,759
DIRECTV Holdings LLC:
3.950%, 1/15/2025 (1)	2,000,000	2,036,540
5.150%, 3/15/2042 (1)	2,000,000	1,861,320
NBCUniversal Enterprise, Inc., 1.159%, 4/15/2016 (6)(8)	1,000,000	1,000,430

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Time Warner Cable, Inc., 6.750%, 6/15/2039	$1,000,000	$1,010,912
Viacom, Inc.:
4.375%, 3/15/2043	2,500,000	1,710,587
4.850%, 12/15/2034	1,000,000	791,382
Walt Disney Co., 5.625%, 9/15/2016 (1)	2,400,000	2,462,184

		14,045,114

Mining — 2.9%
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (1)(6)	1,000,000	870,484
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6)	1,000,000	781,916
Glencore Funding LLC, 4.625%, 4/29/2024 (1)(6)	2,000,000	1,525,400
Southern Copper Corp., 7.500%, 7/27/2035 (1)	750,000	714,828
Teck Resources, Ltd.:
6.000%, 8/15/2040	2,000,000	1,070,000
6.125%, 10/1/2035	1,000,000	545,000

		5,507,628

Miscellaneous Manufacturing — 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	2,000,000	1,709,296

Oil & Gas — 7.9%
Ecopetrol SA:
5.375%, 6/26/2026	2,000,000	1,627,500
5.875%, 5/28/2045 (1)	1,000,000	702,500
7.375%, 9/18/2043	1,000,000	800,000
Ensco PLC:
5.200%, 3/15/2025	2,000,000	1,022,500
5.750%, 10/1/2044 (1)	2,000,000	944,500
Exxon Mobil Corp., 1.232%, 2/28/2018 (8)(9)	2,000,000	2,000,000
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	672,973
Petroleos Mexicanos:
4.250%, 1/15/2025 (1)(6)	2,000,000	1,770,000
5.500%, 6/27/2044	2,000,000	1,546,600
Pride International, Inc., 6.875%, 8/15/2020 (1)	1,000,000	586,250
Rowan Cos., Inc.:
4.875%, 6/1/2022	1,500,000	864,229
5.400%, 12/1/2042	1,000,000	501,969
7.875%, 8/1/2019	500,000	404,398
Transocean, Inc.:
7.125%, 12/15/2021 (1)	2,000,000	1,105,000
7.500%, 4/15/2031	250,000	115,625
8.100%, 12/15/2041	1,000,000	467,500

		15,131,544

Pharmaceuticals — 3.7%
Forest Laboratories LLC, 4.375%, 2/1/2019 (6)	900,000	947,385
Johnson & Johnson, 0.905%, 3/1/2019 (8)(9)	2,000,000	2,003,248
Pfizer, Inc., 5.800%, 8/12/2023	1,000,000	1,200,743
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (6)	1,000,000	910,000
7.000%, 10/1/2020 (1)(6)	1,000,000	947,500
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	962,610

		6,971,486

Pipelines — 4.6%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	2,000,000	1,459,280
6.500%, 2/1/2042 (1)	1,500,000	1,215,661

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines (continued)
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040 (1)	$250,000	$231,930
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	2,357,196
ONEOK Partners LP, 4.900%, 3/15/2025	3,000,000	2,458,833
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045 (1)	1,500,000	1,116,692

		8,839,592

Real Estate Investment Trusts — 2.4%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,026,076
5.750%, 8/15/2022	1,500,000	1,604,724
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	483,305
4.500%, 3/15/2025	1,500,000	1,418,772

		4,532,877

Retail — 4.7%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,500,000	2,021,337
Coach, Inc., 4.250%, 4/1/2025	3,000,000	2,940,741
L Brands, Inc.:
6.950%, 3/1/2033	600,000	597,000
7.600%, 7/15/2037	1,000,000	1,027,500
Lowe’s Cos., Inc., 1.102%, 9/14/2018 (8)	2,000,000	2,007,514
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	288,388

		8,882,480

Semiconductors — 1.9%
Micron Technology, Inc., 5.500%, 2/1/2025 (1)	2,000,000	1,685,000
QUALCOMM, Inc., 4.800%, 5/20/2045 (1)	2,000,000	1,847,276

		3,532,276

Software — 0.7%
Electronic Arts, Inc., 3.700%, 3/1/2021 (1)	1,250,000	1,266,994

Sovereign — 1.3%
Costa Rica Government International Bond:
4.375%, 4/30/2025 (6)	1,000,000	855,000
7.158%, 3/12/2045 (6)	2,000,000	1,697,500

		2,552,500

Telecommunications — 12.1%
AT&T, Inc.:
1.546%, 11/27/2018 (8)	1,235,000	1,228,406
4.500%, 5/15/2035	2,500,000	2,301,967
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,169,000
7.650%, 3/15/2042	2,000,000	1,650,000
Cisco Systems, Inc., 0.702%, 3/3/2017 (8)	2,500,000	2,502,860
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (1)	800,000	695,000
Frontier Communications Corp.:
8.125%, 10/1/2018	750,000	779,063
8.750%, 4/15/2022	500,000	471,250
9.000%, 8/15/2031	2,500,000	2,050,000

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Motorola Solutions, Inc., 5.500%, 9/1/2044	$2,500,000	$1,886,015
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,000,000	1,018,370
Telecom Italia Capital SA:
6.375%, 11/15/2033	1,500,000	1,387,500
7.200%, 7/18/2036	1,500,000	1,402,500
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,642,483
Verizon Communications, Inc., 6.400%, 9/15/2033	2,000,000	2,336,916
Windstream Services LLC, 7.500%, 6/1/2022 (1)	750,000	585,000

		23,106,330

Transportation — 0.4%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	292,510
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	421,575

		714,085

Trucking & Leasing — 1.0%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (6)	2,000,000	1,994,618

Total Corporate Bonds & Notes (identified cost $187,423,522)		169,815,899

Municipals — 0.3%

California — 0.3%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	593,935

Total Municipals (identified cost $500,000)		593,935

U.S. Government & U.S. Government Agency Obligations — 2.7%

U.S. Treasury Bonds & Notes — 2.7%
2.250%, 11/30/2017	2,500,000	2,563,085
2.500%, 6/30/2017	2,500,000	2,558,350

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,128,226)		5,121,435

Short-Term Investments — 22.8%

Collateral Pool Investments for Securities on Loan — 14.1%
Collateral pool allocation (3)		26,880,604

Mutual Funds — 8.7%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	16,479,145	16,479,145

Total Short-Term Investments (identified cost $43,359,749)		43,359,749

Total Investments — 115.0% (identified cost $236,411,497)		218,891,018
Other Assets and Liabilities — (15.0)%		(28,503,330)

Total Net Assets — 100.0%		$190,387,688

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	89.2%
Municipals	0.3
U.S. Government & U.S. Government Agency Obligations	2.7
Other Assets & Liabilities, Net	7.8

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Commercial Mortgage Securities — 0.1%

Private Sponsor — 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (8)	$481,018	$504,896

Total Commercial Mortgage Securities (identified cost $328,379)		504,896

Corporate Bonds & Notes — 44.6%

Agriculture — 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	136,718
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	579,225
Reynolds American, Inc., 8.125%, 5/1/2040	1,000,000	1,261,245

		1,977,188

Auto Manufacturers — 3.6%
Ford Motor Credit Co. LLC:
1.400%, 1/17/2017 (8)	2,000,000	1,991,496
1.549%, 11/4/2019 (8)	4,000,000	3,839,696
1.557%, 1/9/2018 (8)	7,500,000	7,413,953
1.870%, 5/9/2016 (8)	4,000,000	4,003,504
General Motors Co., 6.600%, 4/1/2036	3,500,000	3,635,415
General Motors Financial Co., Inc., 4.000%, 1/15/2025	5,000,000	4,640,100
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1)(6)	3,000,000	3,018,750
Nissan Motor Acceptance Corp., 1.303%, 9/26/2016 (6)(8)	5,000,000	5,003,935

		33,546,849

Banks — 6.1%
Bank of America Corp., 1.406%, 3/22/2016 (8)	5,000,000	5,001,290
Citigroup, Inc.:
1.027%, 3/10/2017 (8)	6,000,000	5,981,058
1.311%, 4/27/2018 (8)	8,000,000	7,918,184
1.579%, 7/25/2016 (8)	5,000,000	5,007,245
Deutsche Bank AG, 4.100%, 1/13/2026 (1)	3,500,000	3,415,696
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,128,445
Goldman Sachs Group, Inc.:
1.718%, 11/15/2018 (8)	5,000,000	4,974,395
1.779%, 4/23/2020 (8)	8,000,000	7,925,352
1.818%, 4/30/2018 (8)	5,000,000	4,999,800
HSBC USA, Inc., 0.893%, 6/23/2017 (8)	4,000,000	3,981,120

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
Morgan Stanley:
1.353%, 1/5/2018 (1)(8)	$3,000,000	$2,990,493
5.000%, 11/24/2025	4,500,000	4,742,545

		58,065,623

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 1.879%, 2/1/2021 (8)	3,000,000	3,041,589

Chemicals — 1.8%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	6,000,000	4,702,200
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6)	2,750,000	2,598,750
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6)	8,400,000	7,686,000
OCP SA, 6.875%, 4/25/2044 (6)	2,500,000	2,438,288

		17,425,238

Commercial Services — 0.8%
ADT Corp.:
3.500%, 7/15/2022 (1)	2,250,000	1,895,625
4.875%, 7/15/2042	8,000,000	5,360,000

		7,255,625

Computers — 2.8%
Apple, Inc., 4.500%, 2/23/2036	5,000,000	5,227,620
EMC Corp., 3.375%, 6/1/2023	3,000,000	2,461,488
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)(6)	8,000,000	7,606,632
International Business Machines Corp., 1.069%, 8/18/2017 (8)	6,750,000	6,762,967
Seagate HDD Cayman:
4.875%, 6/1/2027 (6)	3,000,000	2,084,022
5.750%, 12/1/2034	3,500,000	2,079,304

		26,222,033

Distribution/Wholesale — 0.3%
Ingram Micro, Inc., 4.950%, 12/15/2024	2,500,000	2,446,685

Diversified Financial Services — 2.0%
American Express Credit Corp.:
0.722%, 6/5/2017 (8)	7,500,000	7,458,360
1.228%, 7/31/2018 (8)	3,000,000	2,976,915
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	4,306,460
Nomura Holdings, Inc., 1.952%, 9/13/2016 (8)	4,000,000	4,008,516

		18,750,251

Food — 0.4%
ConAgra Foods, Inc., 0.994%, 7/21/2016 (8)	4,000,000	3,994,728

Healthcare-Products — 0.2%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	2,000,000	1,775,000

Holding Companies-Diversified — 0.6%
Leucadia National Corp.:
5.500%, 10/18/2023	4,000,000	3,573,196
6.625%, 10/23/2043 (1)	3,000,000	2,356,788

		5,929,984

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Insurance — 0.0%
American Financial Group, Inc., 9.875%, 6/15/2019	$250,000	$305,055

Internet — 1.0%
Amazon.com, Inc., 4.800%, 12/5/2034	4,000,000	4,335,080
eBay, Inc., 4.000%, 7/15/2042	7,000,000	5,359,270

		9,694,350

Iron/Steel — 1.9%
ArcelorMittal:
7.250%, 2/25/2022 (1)	2,000,000	1,814,800
8.000%, 10/15/2039	1,000,000	791,500
GTL Trade Finance, Inc.:
5.893%, 4/29/2024 (6)	1,750,000	1,137,500
7.250%, 4/16/2044 (1)(6)	8,000,000	4,880,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (6)	5,000,000	2,325,000
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	8,500,000	5,852,250
8.250%, 1/17/2034	1,500,000	1,158,750

		17,959,800

Media — 2.2%
CCO Safari II LLC, 4.464%, 7/23/2022 (6)	4,000,000	4,065,880
DIRECTV Holdings LLC, 5.150%, 3/15/2042 (1)	4,000,000	3,722,640
NBCUniversal Enterprise, Inc., 1.159%, 4/15/2016 (6)(8)	4,000,000	4,001,720
Viacom, Inc.:
4.375%, 3/15/2043	2,500,000	1,710,588
4.850%, 12/15/2034	8,000,000	6,331,056
Walt Disney Co., 0.946%, 5/30/2019 (8)	1,000,000	996,340

		20,828,224

Mining — 2.5%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	3,156,760
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6)	2,500,000	1,954,790
Glencore Funding LLC:
4.125%, 5/30/2023 (1)(6)	2,000,000	1,527,736
4.625%, 4/29/2024 (1)(6)	5,000,000	3,813,500
Newmont Mining Corp., 6.250%, 10/1/2039 (1)	2,000,000	1,788,990
Southern Copper Corp.:
5.250%, 11/8/2042 (1)	5,000,000	3,759,290
7.500%, 7/27/2035 (1)	2,500,000	2,382,760
Teck Resources, Ltd.:
6.000%, 8/15/2040	3,000,000	1,605,000
6.125%, 10/1/2035	1,500,000	817,500
6.250%, 7/15/2041 (1)	5,990,000	3,204,650

		24,010,976

Miscellaneous Manufacturing — 0.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,563,944

Oil & Gas — 3.6%
Ecopetrol SA:
5.375%, 6/26/2026 (1)	5,000,000	4,068,750
5.875%, 5/28/2045 (1)	500,000	351,250
7.375%, 9/18/2043 (1)	6,000,000	4,800,000

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Ensco PLC, 5.750%, 10/1/2044 (1)	$8,000,000	$3,778,000
Exxon Mobil Corp., 0.000%, 2/28/2018 (8)(9)	2,500,000	2,500,000
Petroleos Mexicanos:
5.500%, 6/27/2044	4,000,000	3,093,200
6.375%, 1/23/2045 (1)	2,500,000	2,181,125
Pride International, Inc.:
7.875%, 8/15/2040	1,000,000	502,984
8.500%, 6/15/2019	1,700,000	1,204,875
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	3,500,000	2,016,535
5.400%, 12/1/2042	6,000,000	3,011,814
7.875%, 8/1/2019	3,500,000	2,830,786
Transocean, Inc.:
7.125%, 12/15/2021 (1)	5,000,000	2,762,500
7.500%, 4/15/2031	250,000	115,625
8.100%, 12/15/2041	1,500,000	701,250

		33,918,694

Pharmaceuticals — 1.8%
Merck & Co., Inc., 0.996%, 2/10/2020 (8)	6,000,000	5,969,856
Pfizer, Inc., 5.800%, 8/12/2023	4,000,000	4,802,972
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (6)	2,500,000	2,275,000
7.000%, 10/1/2020 (6)	2,000,000	1,895,000
Zoetis, Inc., 3.250%, 2/1/2023	2,500,000	2,406,525

		17,349,353

Pipelines — 0.7%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	4,000,000	2,918,560
6.500%, 2/1/2042 (1)	1,000,000	810,441
ONEOK Partners LP, 4.900%, 3/15/2025	3,400,000	2,786,677

		6,515,678

Real Estate Investment Trusts — 1.3%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,130,380
5.750%, 8/15/2022	1,000,000	1,069,816
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	966,611
4.500%, 3/15/2025	2,500,000	2,364,620
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,549,055

		12,080,482

Retail — 1.5%
Coach, Inc., 4.250%, 4/1/2025	6,000,000	5,881,482
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,487,500
7.600%, 7/15/2037	6,000,000	6,165,000

		14,533,982

Semiconductors — 1.9%
Micron Technology, Inc., 5.500%, 2/1/2025	8,000,000	6,740,000
QUALCOMM, Inc.:
0.888%, 5/18/2018 (8)	7,000,000	6,871,186
4.800%, 5/20/2045	5,000,000	4,618,190

		18,229,376

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Software — 0.8%
Electronic Arts, Inc., 4.800%, 3/1/2026	$5,000,000	$5,045,945
Microsoft Corp., 4.200%, 11/3/2035 (1)	2,000,000	2,102,216

		7,148,161

Sovereign — 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (6)	5,000,000	3,650,000
7.000%, 4/4/2044 (6)	2,000,000	1,692,500

		5,342,500

Telecommunications — 5.3%
AT&T, Inc., 4.500%, 5/15/2035 (1)	5,500,000	5,064,328
CenturyLink, Inc.:
7.600%, 9/15/2039	6,500,000	5,427,500
7.650%, 3/15/2042	6,750,000	5,568,750
Cisco Systems, Inc., 0.822%, 6/15/2018 (8)	5,000,000	4,996,490
Frontier Communications Corp.:
7.125%, 1/15/2023	5,000,000	4,373,450
7.875%, 1/15/2027	2,500,000	1,950,000
8.125%, 10/1/2018	500,000	519,375
9.000%, 8/15/2031	500,000	410,000
Juniper Networks, Inc., 5.950%, 3/15/2041	5,000,000	4,463,105
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	5,658,045
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,500,000	1,527,555
Telecom Italia Capital SA, 6.375%, 11/15/2033	6,000,000	5,550,000
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,530,000	2,010,399
Verizon Communications, Inc., 2.252%, 9/14/2018 (8)	2,000,000	2,033,750
Windstream Services LLC, 7.500%, 6/1/2022 (1)	1,000,000	780,000

		50,332,747

Transportation — 0.1%
FedEx Corp., 8.000%, 1/15/2019	250,000	292,510
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	421,575

		714,085

Total Corporate Bonds & Notes (identified cost $469,551,663)		421,958,200

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	356,361

Total Municipals (identified cost $300,000)		356,361

U.S. Government & U.S. Government Agency Obligations — 16.6%

U.S. Treasury Bonds & Notes — 16.6%
1.375%, 7/15/2018 (1)	5,484,900	5,749,645
1.750%, 1/15/2028	1,693,725	1,928,785

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
1.875%, 7/15/2019 (1)	$5,539,400	$5,968,559
2.000%, 9/30/2020 (1)	5,000,000	5,174,025
2.000%, 11/30/2020 (1)	2,500,000	2,586,328
2.000%, 11/15/2021 (1)	10,000,000	10,341,800
2.000%, 2/15/2023 (1)	15,000,000	15,485,745
2.000%, 2/15/2025 (1)	5,000,000	5,116,795
2.125%, 1/15/2019 (1)	4,958,055	5,315,030
2.125%, 8/15/2021 (1)	12,500,000	13,003,412
2.250%, 11/30/2017 (1)	5,000,000	5,126,170
2.250%, 11/15/2024 (1)	15,000,000	15,675,300
2.375%, 7/31/2017 (1)	12,500,000	12,787,838
2.500%, 6/30/2017 (1)	10,000,000	10,233,400
2.500%, 5/15/2024 (1)	5,000,000	5,330,470
2.625%, 1/31/2018 (1)	15,000,000	15,522,075
2.750%, 5/31/2017 (1)	7,500,000	7,690,140
3.125%, 4/30/2017 (1)	13,500,000	13,876,785

Total U.S. Government & U.S. Government Agency Obligations (identified cost $153,778,292)		156,912,302

U.S. Government Agency-Mortgage Securities — 35.3%

Federal Home Loan Mortgage Corporation — 20.3%
3.000%, 11/1/2042	1,538,873	1,578,074
3.000%, 4/1/2043	6,495,832	6,666,692
3.000%, 4/1/2043	1,832,072	1,885,268
3.000%, 4/1/2043	2,611,333	2,677,778
3.000%, 5/1/2043	3,269,219	3,351,872
3.000%, 7/1/2043	12,648,291	12,966,851
3.000%, 9/1/2043	12,732,613	13,052,660
3.000%, 4/1/2045	11,522,130	11,803,523
3.000%, 5/1/2045	6,271,745	6,424,913
3.000%, 9/1/2045	19,664,115	20,144,352
3.000%, 1/1/2046	19,951,680	20,438,940
3.500%, 12/1/2040	1,198,975	1,262,901
3.500%, 12/1/2041	1,154,485	1,216,096
3.500%, 3/1/2042	408,540	430,358
3.500%, 12/1/2042	978,408	1,025,516
3.500%, 7/1/2043	5,902,160	6,180,771
3.500%, 9/1/2043	12,242,785	12,819,996
3.500%, 11/1/2043	10,564,596	11,061,354
3.500%, 1/1/2044	10,890,180	11,402,247
3.500%, 2/1/2044	11,214,626	11,741,948
3.500%, 11/1/2044	8,328,573	8,720,191
4.000%, 4/1/2026	620,567	652,054
4.000%, 10/1/2031	1,017,259	1,096,748
4.000%, 12/1/2039	846,545	905,285
4.000%, 12/1/2040	366,242	394,041
4.000%, 12/1/2040	4,713,153	5,041,127
4.000%, 3/1/2041	388,962	416,030
4.000%, 4/1/2041	8,839,512	9,549,237
4.000%, 8/1/2041	244,097	261,082
4.000%, 11/1/2041	990,334	1,058,860
4.500%, 9/1/2031	498,407	545,177
4.500%, 3/1/2039	211,584	231,505
4.500%, 5/1/2039	810,357	894,099
4.500%, 2/1/2040	210,317	228,843
4.500%, 11/1/2040	685,410	750,155
4.500%, 2/1/2041	1,507,408	1,641,245
5.000%, 12/1/2035	99,394	109,818
5.000%, 1/1/2038	45,835	50,392
5.000%, 3/1/2038	175,031	192,719
5.000%, 3/1/2038	56,635	62,538
5.000%, 2/1/2039	222,610	244,763
5.000%, 1/1/2040	263,784	294,755
6.000%, 6/1/2037	169,103	191,402

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
6.000%, 1/1/2038	$164,230	$185,851

		191,850,027

Federal National Mortgage Association — 14.7%
3.000%, 3/1/2043	3,421,717	3,516,560
3.000%, 7/1/2043	8,506,009	8,739,158
3.000%, 7/1/2043	16,845,857	17,307,990
3.000%, 8/1/2043	12,982,267	13,338,111
3.000%, 9/1/2044	12,095,099	12,418,376
3.000%, 1/1/2045	12,953,745	13,299,972
3.000%, 2/1/2045	18,507,177	19,001,836
3.000%, 6/1/2045	9,722,536	9,982,400
3.500%, 7/1/2032	595,880	630,742
3.500%, 5/1/2042	1,485,920	1,560,878
3.500%, 10/1/2042	1,086,860	1,154,155
3.500%, 10/1/2042	1,392,614	1,463,097
3.500%, 10/1/2042	1,671,766	1,757,021
3.500%, 11/1/2042	728,971	765,864
3.500%, 12/1/2042	1,348,034	1,416,243
3.500%, 1/1/2043	3,987,916	4,211,874
3.500%, 5/1/2043	15,226,115	15,990,633
4.000%, 11/1/2040	459,887	492,264
4.000%, 1/1/2041	783,804	840,980
4.000%, 2/1/2041	654,270	700,321
4.000%, 2/1/2041	3,584,905	3,839,501
4.000%, 3/1/2041	263,531	284,228
4.000%, 11/1/2041	720,327	772,638
4.500%, 6/1/2039	1,135,174	1,246,263
4.500%, 8/1/2041	720,655	786,283
5.000%, 7/1/2022	376,426	404,393
5.000%, 3/1/2035	399,844	445,434
5.000%, 5/1/2042	973,689	1,083,037
5.500%, 2/1/2034	68,170	77,240
5.500%, 7/1/2036	372,306	421,798
5.500%, 8/1/2037	720,574	816,014
5.500%, 6/1/2038	88,533	99,747
6.000%, 12/1/2038	41,453	47,214
6.000%, 5/1/2039	290,531	335,121
6.500%, 10/1/2037	81,492	94,555
6.500%, 11/1/2037	59,259	66,300

		139,408,241

Government National Mortgage Association — 0.3%
4.000%, 10/15/2040	716,327	767,254
4.000%, 12/15/2040	861,739	922,909
4.000%, 4/15/2041	830,534	889,840
5.500%, 8/20/2038	136,906	145,979
5.500%, 2/15/2039	60,539	68,039
6.000%, 12/15/2038	89,635	101,400
6.000%, 1/15/2039	43,959	49,687

		2,945,108

Total U.S. Government Agency-Mortgage Securities
(identified cost $323,962,281)		334,203,376

Short-Term Investments — 24.7%

Collateral Pool Investments for Securities on Loan — 21.6%
Collateral pool allocation (3)		204,105,705

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

Mutual Funds — 3.1%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	29,508,896	$29,508,896

Total Short-Term Investments (identified cost $233,614,601)		233,614,601

Total Investments — 121.3% (identified cost $1,181,535,216)		1,147,549,736
Other Assets and Liabilities — (21.3)%		(201,721,018)

Total Net Assets — 100.0%		$945,828,718

Portfolio Sector Allocation*
Sector	Fund
Commercial Mortgage Securities	0.1%
Corporate Bonds & Notes	44.6
U.S. Government & U.S. Government Agency Obligations	16.6
U.S. Government Agency—Mortgage Securities	35.3
Other Assets & Liabilities, Net	3.4

Total	100.0%

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.4%

Advertising — 0.2%
Lamar Media Corp., 5.750%, 2/1/2026 (6)	$165,000	$171,290

Aerospace/Defense — 0.9%
Spirit AeroSystems, Inc., 6.750%, 12/15/2020	340,000	352,538
TransDigm, Inc., 6.500%, 7/15/2024	290,000	284,200

		636,738

Agriculture — 1.0%
Vector Group, Ltd., 7.750%, 2/15/2021	650,000	694,687

Airlines — 1.1%
American Airlines Group, Inc., 4.625%, 3/1/2020 (6)	366,000	354,105
United Continental Holdings, Inc.:
6.000%, 12/1/2020	150,000	156,000
6.375%, 6/1/2018	276,000	286,005

		796,110

Apparel — 0.7%
Levi Strauss & Co., 5.000%, 5/1/2025	361,000	362,841
Perry Ellis International, Inc., 7.875%, 4/1/2019	155,000	155,388

		518,229

Auto Manufacturers — 1.1%
Fiat Chrysler Automobiles, 5.250%, 4/15/2023	450,000	427,500
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (6)	300,000	301,875

		729,375

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Parts & Equipment — 2.9%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	$139,000	$138,479
6.250%, 3/15/2021	152,000	153,710
6.625%, 10/15/2022	50,000	50,750
Dana Holding Corp.:
5.500%, 12/15/2024	417,000	390,416
6.750%, 2/15/2021	120,000	122,250
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	190,000	196,175
Meritor, Inc.:
6.250%, 2/15/2024	270,000	221,319
6.750%, 6/15/2021	152,000	131,480
Tenneco, Inc., 5.375%, 12/15/2024	266,000	276,640
ZF North America Capital, Inc.:
4.500%, 4/29/2022 (6)	200,000	198,000
4.750%, 4/29/2025 (6)	150,000	143,812

		2,023,031

Banks — 1.1%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	494,069
5.375%, 5/15/2020	52,000	53,820
5.500%, 2/15/2019 (6)	189,000	196,087

		743,976

Beverages — 0.7%
Cott Beverages, Inc.:
5.375%, 7/1/2022	301,000	300,248
6.750%, 1/1/2020	158,000	166,690

		466,938

Building Materials — 2.8%
Builders FirstSource, Inc., 7.625%, 6/1/2021 (6)	347,000	353,940
Building Materials Corp. of America, 6.000%, 10/15/2025 (6)	192,000	196,080
Gibraltar Industries, Inc., 6.250%, 2/1/2021	334,000	337,340
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	456,560
Norbord, Inc., 6.250%, 4/15/2023 (6)	289,000	278,524
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	301,087

		1,923,531

Chemicals — 1.5%
Blue Cube Spinco, Inc., 9.750%, 10/15/2023 (6)	477,000	533,048
Chemtura Corp., 5.750%, 7/15/2021	260,000	257,400
PolyOne Corp., 5.250%, 3/15/2023	270,000	270,842

		1,061,290

Commercial Services — 5.9%
ADT Corp.:
3.500%, 7/15/2022	85,000	71,613
6.250%, 10/15/2021	274,000	268,520
Ashtead Capital, Inc., 6.500%, 7/15/2022 (6)	200,000	206,500
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6)	235,000	208,856
Deluxe Corp., 6.000%, 11/15/2020	218,000	226,992
FTI Consulting, Inc., 6.000%, 11/15/2022	68,000	70,465

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	$213,000	$199,688
Hertz Corp.:
6.750%, 4/15/2019	63,000	63,007
7.500%, 10/15/2018	500,000	507,500
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (6)	494,000	520,552
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	33,875
6.625%, 11/15/2020	340,000	283,900
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	230,180
Service Corp. International:
5.375%, 1/15/2022	192,000	201,600
5.375%, 5/15/2024	329,000	351,619
Sotheby’s, 5.250%, 10/1/2022 (6)	296,000	262,700
United Rentals North America, Inc.:
5.500%, 7/15/2025	132,000	125,730
6.125%, 6/15/2023	128,000	131,905
7.625%, 4/15/2022	55,000	58,747
8.250%, 2/1/2021	29,000	30,595

		4,054,544

Computers — 0.3%
IHS, Inc., 5.000%, 11/1/2022	218,000	226,448

Cosmetics/Personal Care — 0.4%
Revlon Consumer Products Corp., 5.750%, 2/15/2021	267,000	269,003

Distribution/Wholesale — 0.3%
Univar USA, Inc., 6.750%, 7/15/2023 (6)	206,000	178,190

Diversified Financial Services — 3.6%
AerCap Ireland Capital, Ltd., 4.625%, 7/1/2022	300,000	301,500
Aircastle, Ltd.:
6.250%, 12/1/2019	74,000	78,536
7.625%, 4/15/2020	185,000	203,269
Ally Financial, Inc.:
3.750%, 11/18/2019	233,000	229,505
4.625%, 5/19/2022	171,000	171,214
4.625%, 3/30/2025	115,000	111,981
5.750%, 11/20/2025	179,000	174,301
CoreLogic, Inc., 7.250%, 6/1/2021	250,000	260,938
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	385,500
International Lease Finance Corp.:
4.625%, 4/15/2021	225,000	227,813
5.875%, 8/15/2022	325,000	346,937

		2,491,494

Electric — 1.2%
AES Corp., 7.375%, 7/1/2021	42,000	43,995
Calpine Corp.:
5.375%, 1/15/2023	282,000	264,375
5.750%, 1/15/2025	10,000	9,037
5.875%, 1/15/2024 (6)	164,000	167,690
NRG Energy, Inc., 6.625%, 3/15/2023	446,000	379,100

		864,197

Electrical Components & Equipment — 1.6%
Anixter, Inc., 5.500%, 3/1/2023 (6)	300,000	288,750
Belden, Inc., 5.500%, 9/1/2022 (6)	419,000	406,430
General Cable Corp., 5.750%, 10/1/2022	78,000	57,135

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electrical Components & Equipment (continued)
WESCO Distribution, Inc., 5.375%, 12/15/2021	$340,000	$322,150

		1,074,465

Engineering & Construction — 0.2%
MasTec, Inc., 4.875%, 3/15/2023	190,000	161,025

Entertainment — 3.5%
AMC Entertainment, Inc., 5.875%, 2/15/2022	271,000	281,840
Cinemark USA, Inc.:
4.875%, 6/1/2023	160,000	160,600
7.375%, 6/15/2021	200,000	210,250
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (6)	253,000	255,530
National CineMedia LLC, 7.875%, 7/15/2021	502,000	523,335
Penn National Gaming, Inc., 5.875%, 11/1/2021	381,000	372,664
Regal Entertainment Group:
5.750%, 3/15/2022	170,000	172,550
5.750%, 2/1/2025	268,000	260,965
Speedway Motorsports, Inc., 5.125%, 2/1/2023	200,000	202,000

		2,439,734

Environmental Control — 1.0%
Clean Harbors, Inc., 5.125%, 6/1/2021	350,000	348,687
Covanta Holding Corp., 5.875%, 3/1/2024	394,000	340,810

		689,497

Food — 2.4%
Darling Ingredients, Inc., 5.375%, 1/15/2022	385,000	380,669
Dean Foods Co., 6.500%, 3/15/2023 (6)	267,000	281,602
Dean Holding Co., 6.900%, 10/15/2017	300,000	316,500
JBS USA LLC:
7.250%, 6/1/2021 (6)	163,000	158,517
8.250%, 2/1/2020 (6)	184,000	185,472
Post Holdings, Inc.:
6.750%, 12/1/2021 (6)	200,000	212,750
7.375%, 2/15/2022	40,000	42,550
TreeHouse Foods, Inc., 4.875%, 3/15/2022	100,000	103,980

		1,682,040

Food Service — 0.5%
ARAMARK Services, Inc.:
5.125%, 1/15/2024 (6)	63,000	66,150
5.750%, 3/15/2020	269,000	278,247

		344,397

Forest Products & Paper — 0.9%
P.H. Glatfelter Co., 5.375%, 10/15/2020	118,000	116,820
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (6)	200,000	203,500
7.750%, 7/15/2017 (6)	300,000	312,750

		633,070

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Gas — 0.4%
AmeriGas Partners LP, 6.500%, 5/20/2021	$250,000	$250,625

Healthcare-Products — 1.0%
Alere, Inc., 6.500%, 6/15/2020	243,000	252,720
Hanger, Inc., 9.125%, 11/15/2018	139,000	111,895
Hill-Rom Holdings, Inc., 5.750%, 9/1/2023 (6)	160,000	165,200
Teleflex, Inc., 5.250%, 6/15/2024	161,000	163,817

		693,632

Healthcare-Services — 6.2%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	31,000	30,892
6.125%, 3/15/2021	253,000	260,590
Amsurg Corp., 5.625%, 7/15/2022	350,000	361,812
Centene Corp., 4.750%, 5/15/2022	274,000	277,425
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022	411,000	354,487
8.000%, 11/15/2019	150,000	142,500
DaVita HealthCare Partners, Inc., 5.000%, 5/1/2025	212,000	212,000
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (6)	178,000	182,806
HCA, Inc.:
5.875%, 5/1/2023	265,000	279,575
7.500%, 2/15/2022	225,000	255,330
HealthSouth Corp.:
5.125%, 3/15/2023	100,000	99,000
5.750%, 11/1/2024	368,000	373,520
Kindred Healthcare, Inc.:
6.375%, 4/15/2022	370,000	303,863
8.750%, 1/15/2023	20,000	18,025
LifePoint Hospitals, Inc., 5.500%, 12/1/2021	319,000	330,165
MEDNAX, Inc., 5.250%, 12/1/2023 (6)	63,000	65,441
Select Medical Corp., 6.375%, 6/1/2021	346,000	313,130
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	148,610
6.750%, 6/15/2023	100,000	91,125
8.000%, 8/1/2020	185,000	187,775

		4,288,071

Holding Companies-Diversified — 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (6)	359,000	367,975

Home Builders — 2.7%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	215,000	180,600
KB Home:
7.500%, 9/15/2022	94,000	89,535
8.000%, 3/15/2020	76,000	76,760
Lennar Corp., 4.875%, 12/15/2023	354,000	346,920
Meritage Homes Corp., 7.150%, 4/15/2020	76,000	79,420
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	284,040
Taylor Morrison Communities, Inc.:
5.250%, 4/15/2021 (6)	170,000	158,950
5.875%, 4/15/2023 (6)	185,000	171,125
Toll Brothers Finance Corp., 4.875%, 11/15/2025	260,000	252,850

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Home Builders (continued)
TRI Pointe Holdings, Inc.:
4.375%, 6/15/2019	$119,000	$115,430
5.875%, 6/15/2024	90,000	85,950

		1,841,580

Home Furnishings — 0.7%
Tempur Sealy International, Inc.:
5.625%, 10/15/2023 (6)	53,000	54,060
6.875%, 12/15/2020	409,000	432,722

		486,782

Household Products/Wares — 1.2%
ACCO Brands Corp., 6.750%, 4/30/2020	476,000	505,750
Central Garden & Pet Co., 6.125%, 11/15/2023	243,000	249,075
Jarden Corp., 5.000%, 11/15/2023 (6)	28,000	29,120
Spectrum Brands, Inc., 6.375%, 11/15/2020	28,000	29,645

		813,590

Internet — 0.8%
Expedia, Inc., 5.000%, 2/15/2026 (6)	188,000	179,455
Netflix, Inc., 5.375%, 2/1/2021	355,000	382,513

		561,968

Iron/Steel — 0.5%
Commercial Metals Co., 4.875%, 5/15/2023	149,000	128,885
Steel Dynamics, Inc., 6.375%, 8/15/2022	211,000	212,055

		340,940

Leisure Time — 0.8%
Brunswick Corp.:
4.625%, 5/15/2021 (6)	119,000	119,893
7.375%, 9/1/2023	202,000	218,160
NCL Corp., Ltd., 4.625%, 11/15/2020 (6)	200,000	195,500

		533,553

Lodging — 0.8%
MGM Resorts International:
6.625%, 12/15/2021	165,000	176,137
6.750%, 10/1/2020	234,000	251,550
8.625%, 2/1/2019	109,000	123,988

		551,675

Machinery-Construction & Mining — 0.4%
Terex Corp., 6.000%, 5/15/2021	264,000	250,800

Media — 8.5%
Block Communications, Inc., 7.250%, 2/1/2020 (6)	375,000	367,500
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	99,500
5.125%, 5/1/2023 (6)	127,000	126,365
5.250%, 3/15/2021	75,000	78,188
5.375%, 5/1/2025 (6)	118,000	117,115
5.875%, 4/1/2024 (6)	186,000	190,418
7.375%, 6/1/2020	180,000	187,740
CCOH Safari LLC, 5.750%, 2/15/2026 (6)	90,000	90,462

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Cequel Communications Holdings I LLC:
5.125%, 12/15/2021 (6)	$160,000	$147,400
5.125%, 12/15/2021 (6)	121,000	111,471
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	195,000	172,331
CSC Holdings LLC, 6.750%, 11/15/2021	448,000	455,840
Gray Television, Inc., 7.500%, 10/1/2020	362,000	381,910
Nexstar Broadcasting, Inc.:
6.125%, 2/15/2022 (6)	61,000	58,713
6.875%, 11/15/2020	441,000	449,269
Nielsen Finance LLC, 5.000%, 4/15/2022 (6)	362,000	367,882
Numericable-SFR SAS, 6.000%, 5/15/2022 (6)	700,000	696,500
Sinclair Television Group, Inc, 6.375%, 11/1/2021	164,000	170,970
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (6)	235,000	246,162
6.000%, 7/15/2024 (6)	176,000	185,240
Tribune Media Co., 5.875%, 7/15/2022 (6)	509,000	510,272
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	199,000
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	420,000	439,425

		5,849,673

Mining — 0.7%
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6)	380,000	273,600
Hecla Mining Co., 6.875%, 5/1/2021	234,000	180,180

		453,780

Miscellaneous Manufacturing — 1.1%
Koppers, Inc., 7.875%, 12/1/2019	359,000	354,512
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6)	400,000	377,000

		731,512

Oil & Gas — 2.9%
Antero Resources Corp.:
5.125%, 12/1/2022	371,000	318,132
5.375%, 11/1/2021	248,000	215,760
CITGO Petroleum Corp., 6.250%, 8/15/2022 (6)	120,000	111,600
Concho Resources, Inc., 5.500%, 10/1/2022	193,000	179,852
Gulfport Energy Corp.:
6.625%, 5/1/2023	275,000	234,438
7.750%, 11/1/2020	50,000	47,250
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	225,335
PBF Holding Co. LLC, 8.250%, 2/15/2020	343,000	348,402
QEP Resources, Inc., 5.250%, 5/1/2023	400,000	282,000
Unit Corp., 6.625%, 5/15/2021	117,000	55,575

		2,018,344

Oil & Gas Services — 0.8%
Era Group, Inc., 7.750%, 12/15/2022	288,000	221,040
Exterran Partners LP, 6.000%, 4/1/2021	177,000	116,378

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas Services (continued)
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (6)	$200,000	$125,000
PHI, Inc., 5.250%, 3/15/2019	95,000	78,375

		540,793

Packaging & Containers — 2.9%
AEP Industries, Inc., 8.250%, 4/15/2019	292,000	299,300
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (6)	292,000	306,235
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6)	300,000	283,125
7.000%, 11/15/2020 (6)	70,588	66,000
Ball Corp., 4.375%, 12/15/2020	250,000	261,719
Berry Plastics Corp.:
5.125%, 7/15/2023	200,000	200,500
6.000%, 10/15/2022 (6)	145,000	151,525
Coveris Holdings SA, 7.875%, 11/1/2019 (6)	250,000	200,000
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (6)	263,000	261,356

		2,029,760

Pharmaceuticals — 0.5%
Endo Finance LLC:
5.750%, 1/15/2022 (6)	20,000	20,300
5.875%, 1/15/2023 (6)	92,000	92,000
7.750%, 1/15/2022 (6)	200,000	208,500

		320,800

Pipelines — 2.7%
Genesis Energy LP, 5.750%, 2/15/2021	230,000	190,900
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	362,900
Martin Midstream Partners LP, 7.250%, 2/15/2021	312,000	251,160
MPLX LP, 5.500%, 2/15/2023 (6)	216,000	193,050
Sabine Pass Liquefaction LLC:
5.750%, 5/15/2024	180,000	166,612
6.250%, 3/15/2022	390,000	373,425
SemGroup Corp., 7.500%, 6/15/2021	207,000	157,837
Targa Resources Partners LP, 6.625%, 10/1/2020 (6)	200,000	178,000

		1,873,884

Real Estate Investment Trusts — 3.7%
Equinix, Inc.:
5.750%, 1/1/2025	278,000	289,120
5.875%, 1/15/2026	37,000	38,758
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6)	372,000	362,700
GEO Group, Inc.:
5.125%, 4/1/2023	130,000	124,800
5.875%, 10/15/2024	228,000	225,150
Iron Mountain, Inc., 6.000%, 10/1/2020 (6)	39,000	41,438
iStar, Inc., 7.125%, 2/15/2018	340,000	337,875
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	164,366
6.875%, 5/1/2021	298,000	312,155
Potlatch Corp., 7.500%, 11/1/2019	337,000	356,377

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP, 5.000%, 4/15/2023	$274,000	$274,685

		2,527,424

Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc., 4.625%, 1/15/2022 (6)	147,000	149,940
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,250
Asbury Automotive Group, Inc.:
6.000%, 12/15/2024 (6)	35,000	34,825
6.000%, 12/15/2024	348,000	346,260
Ferrellgas LP, 6.750%, 1/15/2022	250,000	181,250
JC Penney Corp., Inc.:
5.650%, 6/1/2020	205,000	188,600
8.125%, 10/1/2019	90,000	91,575
L Brands, Inc.:
5.625%, 10/15/2023	286,000	306,020
6.875%, 11/1/2035 (6)	37,000	39,451
Party City Holdings, Inc., 6.125%, 8/15/2023 (6)	274,000	269,890
Penske Automotive Group, Inc., 5.750%, 10/1/2022	287,000	288,435
Rite Aid Corp., 6.125%, 4/1/2023 (6)	333,000	356,726
Sonic Automotive, Inc.:
5.000%, 5/15/2023	200,000	190,000
7.000%, 7/15/2022	161,000	168,245

		2,619,467

Semiconductors — 0.3%
Amkor Technology, Inc., 6.375%, 10/1/2022	228,000	206,625

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025 (6)	177,000	185,960

Software — 1.7%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)	336,000	344,400
Audatex North America, Inc., 6.125%, 11/1/2023 (6)	150,000	152,062
First Data Corp.:
5.750%, 1/15/2024 (6)	96,000	96,840
7.000%, 12/1/2023 (6)	330,000	330,825
MSCI, Inc.:
5.250%, 11/15/2024 (6)	176,000	186,780
5.750%, 8/15/2025 (6)	40,000	43,350

		1,154,257

Storage/Warehousing — 0.4%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	278,120

Telecommunications — 12.1%
CenturyLink, Inc.:
5.625%, 4/1/2025	120,000	106,050
5.800%, 3/15/2022	442,000	430,950
Cincinnati Bell, Inc., 8.375%, 10/15/2020	507,000	503,197
Cogent Communications Finance, Inc., 5.625%, 4/15/2021 (6)	212,000	201,930
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (6)	50,000	49,750
CommScope, Inc., 5.500%, 6/15/2024 (6)	308,000	299,915

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Consolidated Communications, Inc., 6.500%, 10/1/2022	$259,000	$212,380
CyrusOne LP, 6.375%, 11/15/2022	261,000	266,220
DigitalGlobe, Inc., 5.250%, 2/1/2021 (6)	352,000	308,000
EarthLink, Inc., 7.375%, 6/1/2020	501,000	507,262
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6)	400,000	386,500
Frontier Communications Corp.:
6.875%, 1/15/2025	120,000	101,550
7.125%, 1/15/2023	75,000	65,602
8.875%, 9/15/2020 (6)	35,000	36,269
9.250%, 7/1/2021	389,000	390,459
10.500%, 9/15/2022 (6)	144,000	145,980
11.000%, 9/15/2025 (6)	109,000	109,545
GCI, Inc.:
6.750%, 6/1/2021	164,000	163,180
6.875%, 4/15/2025	279,000	274,118
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	71,000	78,899
7.625%, 6/15/2021	407,000	442,104
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	350,000	344,312
Level 3 Communications, Inc., 5.750%, 12/1/2022	307,000	317,745
Level 3 Financing, Inc., 5.125%, 5/1/2023	388,000	397,215
Sprint Capital Corp., 6.875%, 11/15/2028	200,000	146,000
Sprint Communications, Inc.:
6.000%, 11/15/2022	149,000	105,790
7.000%, 3/1/2020 (6)	308,000	304,150
T-Mobile USA, Inc.:
6.375%, 3/1/2025	140,000	141,925
6.500%, 1/15/2026	36,000	36,661
6.625%, 11/15/2020	330,000	344,850
6.633%, 4/28/2021	280,000	294,000
ViaSat, Inc., 6.875%, 6/15/2020	286,000	297,268
West Corp., 5.375%, 7/15/2022 (6)	303,000	272,321
Windstream Corp.:
6.375%, 8/1/2023	100,000	73,000
7.500%, 4/1/2023	45,000	34,223
7.750%, 10/1/2021	155,000	125,841
7.875%, 11/1/2017	25,000	26,313

		8,341,474

Transportation — 0.5%
XPO Logistics, Inc.:
6.500%, 6/15/2022 (6)	251,000	238,450
7.875%, 9/1/2019 (6)	125,000	129,531

		367,981

Venture Capital — 0.7%
Icahn Enterprises LP, 5.875%, 2/1/2022	545,000	477,556

Total Corporate Bonds & Notes (identified cost $67,377,729)		65,831,900

Description	Shares	Value
Short-Term Investments — 2.9%

Mutual Funds — 2.9%
BMO Prime Money Market Fund — Premier Class, 0.310% (4)	1,982,375	$1,982,375

Total Short-Term Investments (identified cost $1,982,375)		1,982,375

Total Investments — 98.3% (identified cost $69,360,104)		67,814,275
Other Assets and Liabilities — 1.7%		1,162,217

Total Net Assets — 100.0%		$68,976,492

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	95.4%
Other Assets & Liabilities, Net	4.6

Total	100.0%

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 5.8%
BlackRock Liquidity Funds T-Funds — Institutional Class, 0.171%	20,000,000	$20,000,000
Premier U.S. Government Money Portfolio — Institutional Class, 0.220%	20,000,000	20,000,000

Total Mutual Funds		40,000,000

Repurchase Agreements — 39.8%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 2/29/2016, to be repurchased at $16,169,179 on 3/1/2016, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/28/2019, with a market value of $16,495,020	$16,169,165	16,169,165
Agreement with Goldman Sachs Group, Inc., 0.290%, dated 2/29/2016, to be repurchased at $135,001,088 on 3/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2046, with a market value of $137,334,365	135,000,000	135,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.310%, dated 2/29/2016, to be repurchased at $100,000,861 on 3/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2046, with a market value of $101,847,950	$100,000,000	$100,000,000
Agreement with Toronto Dominion Bank, 0.300%, dated 2/29/2016, to be repurchased at $25,000,208 on 3/1/2016, collateralized by a U.S. Government Agency Obligation with a maturity of 10/1/2045, with a market value of $25,426,168	25,000,000	25,000,000

Total Repurchase Agreements		276,169,165

U.S. Government & U.S. Government Agency Obligations — 54.4%

Federal Farm Credit Bank — 4.8%
0.290%, 3/21/2016 (11)	5,500,000	5,499,114
0.300%, 7/7/2016 (11)	9,750,000	9,739,600
0.426%, 12/1/2016 (8)	5,000,000	4,999,336
0.437%, 11/14/2016 (8)	2,992,000	2,992,439
0.448%, 4/6/2016 (8)	5,000,000	5,000,334
0.449%, 10/11/2016 (8)	3,250,000	3,250,618
0.469%, 12/28/2016 (8)	2,000,000	1,999,014

		33,480,455

Federal Home Loan Bank — 28.0%
0.230%, 4/6/2016 (11)	3,250,000	3,249,253
0.270%, 3/1/2016 (11)	8,000,000	8,000,000
0.275%, 3/4/2016 (11)	16,700,000	16,699,617
0.280%, 6/10/2016 (11)	8,000,000	7,993,716
0.298%, 3/2/2016 (11)	10,000,000	9,999,917
0.300%, 3/15/2016 (11)	11,000,000	10,998,717
0.306%, 3/30/2016 (11)	10,000,000	9,997,535
0.310%, 3/23/2016 (11)	10,000,000	9,998,106
0.320%, 3/18/2016	7,500,000	7,500,096
0.350%, 4/4/2016 (11)	3,000,000	2,999,008
0.375%, 6/24/2016	5,000,000	5,000,452
0.375%, 7/22/2016	7,500,000	7,499,230
0.394%, 8/24/2016 (8)	5,000,000	5,000,000
0.398%, 3/8/2016 (8)	5,000,000	4,999,998
0.404%, 9/9/2016 (8)	5,000,000	4,999,869
0.420%, 7/6/2016 (8)	5,000,000	4,999,369
0.454%, 7/26/2016 (8)	5,000,000	4,999,973
0.484%, 10/26/2016 (8)	5,000,000	4,999,687
0.487%, 7/13/2016 (8)	6,000,000	6,000,000
0.500%, 7/22/2016 (11)	3,000,000	2,994,042
0.510%, 10/19/2016 (8)	5,000,000	4,999,842
0.515%, 8/26/2016 (8)	10,000,000	9,999,879
0.533%, 5/20/2016 (8)	7,500,000	7,500,000
0.541%, 10/28/2016 (8)	5,000,000	5,000,000
0.559%, 2/7/2017 (8)	5,000,000	4,999,863
0.573%, 7/8/2016 (11)	3,000,000	2,993,885
0.580%, 9/21/2016	10,000,000	10,000,418

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.580%, 8/9/2017 (8)	$5,000,000	$4,999,622
5.375%, 5/18/2016	5,000,000	5,053,833

		194,475,927

Federal Home Loan Mortgage Corporation — 9.5%
0.210%, 4/15/2016 (11)	10,000,000	9,997,375
0.270%, 3/21/2016 (11)	12,000,000	11,998,200
0.330%, 4/4/2016 (11)	6,700,000	6,697,912
0.374%, 8/17/2016 (8)	10,000,000	10,000,000
0.479%, 4/27/2017 (8)	10,000,000	9,997,629
0.500%, 5/13/2016	7,500,000	7,502,655
2.000%, 8/25/2016	10,000,000	10,076,817

		66,270,588

Federal National Mortgage Association — 10.9%
0.225%, 4/25/2016 (11)	10,000,000	9,996,562
0.240%, 3/21/2016 (11)	10,000,000	9,998,667
0.250%, 4/1/2016 (11)	10,000,000	9,997,847
0.280%, 3/2/2016 (11)	3,700,000	3,699,971
0.280%, 3/14/2016 (11)	9,000,000	8,999,090
0.438%, 9/8/2017 (8)	3,000,000	2,994,450
0.514%, 10/21/2016 (8)	10,000,000	9,999,286
2.250%, 3/15/2016	15,000,000	15,011,926
2.375%, 4/11/2016	5,000,000	5,011,613

		75,709,412

Overseas Private Investment Corporation — 1.2%
0.420%, 9/15/2020 (8)(15)	8,000,000	8,000,000

Total U.S. Government & U.S. Government Agency Obligations		377,936,382

Total Investments — 100.0% (at amortized cost)		694,105,547
Other Assets and Liabilities — 0.0%		257,638

Total Net Assets — 100.0%		$694,363,185

Portfolio Sector Allocation*
Sector	Fund
Mutual Funds	5.8%
Repurchase Agreements	39.8
U.S. Government & U.S. Government Agency Obligations	54.4

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 96.1%

Alabama — 3.3%
Chatom Industrial Development Board:
0.850%, 12/1/2024 (8)	$8,000,000	$8,000,000
1.000%, 8/1/2037 (8)	14,400,000	14,400,000

		22,400,000

Arizona — 0.3%
Casa Grande Industrial Development Authority, 0.010%, 6/15/2031 (8)	2,010,000	2,010,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Arkansas — 0.8%
Little Rock Metrocentere Improvement District No. 1, 0.020%, 12/1/2025 (8)	$5,700,000	$5,700,000

California — 1.6%
State of California, 0.070%, 3/1/2035 (6)(8)	10,750,000	10,750,000

Colorado — 1.5%
Colorado Health Facilities Authority, 0.060%, 1/1/2035 (8)	10,300,000	10,300,000

Connecticut — 3.0%
State of Connecticut, 0.130%, 1/1/2017 (8)	20,500,000	20,500,000

Florida — 13.1%
City of West Palm Beach, 0.040%, 10/1/2038 (8)	27,500,000	27,500,000
County of Brevard, 0.170%, 10/1/2019 (8)	1,100,000	1,100,000
County of St. Lucie, 0.010%, 9/1/2028 (8)	13,000,000	13,000,000
Eclipse Funding Trust, 0.010%, 4/1/2037 (6)(8)	2,300,000	2,300,000
Highlands County Health Facilities Authority:
0.010%, 11/15/2037 (8)	8,100,000	8,100,000
0.020%, 11/15/2032 (6)(8)	9,375,000	9,375,000
Jacksonville Pollution Control, 0.100%, 3/16/2016	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates, 0.110%, 11/1/2027 (6)(8)	7,400,000	7,400,000

		88,775,000

Georgia — 0.2%
Columbia County Development Authority, 0.120%, 8/1/2018 (8)	1,000,000	1,000,000

Illinois — 2.9%
Illinois Finance Authority:
0.010%, 8/1/2043 (8)	5,725,000	5,725,000
0.020%, 4/1/2031 (8)	3,300,000	3,300,000
Jackson-Union Counties Regional Port District, 0.040%, 4/1/2024 (8)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.030%, 4/1/2020 (8)	8,075,000	8,075,000

		19,500,000

Indiana — 3.4%
Barclays Capital Municipal Trust Receipts, 0.190%, 4/1/2030 (6)(8)	7,770,000	7,770,000
Eclipse Funding Trust, 0.080%, 7/15/2024 (6)(8)	15,435,000	15,435,000

		23,205,000

Iowa — 5.5%
City of Urbandale, 0.010%, 5/1/2017 (8)	5,000,000	5,000,000
Iowa Finance Authority:
0.030%, 3/1/2022 (8)	1,175,000	1,175,000
0.040%, 9/1/2036 (8)	3,200,000	3,200,000

Description	Principal Amount	Value
Municipals (continued)

Iowa (continued)
0.060%, 12/1/2042 (8)	$10,000,000	$10,000,000
Rib Floater Trust Various States, 0.160%, 1/1/2019 (6)(8)	18,000,000	18,000,000

		37,375,000

Kentucky — 3.3%
Hardin County Water District No. 1, 0.020%, 9/1/2022 (8)	2,070,000	2,070,000
Kentucky Area Development Districts, 0.080%, 6/1/2033 (8)	8,610,000	8,610,000
Kentucky Economic Development Finance Authority, 0.020%, 5/1/2034 (8)	12,000,000	12,000,000

		22,680,000

Louisiana — 2.4%
Louisiana Public Facilities Authority:
0.010%, 12/1/2040 (8)	2,300,000	2,300,000
0.010%, 12/1/2040 (8)	4,700,000	4,700,000
Parish of St. James, 0.120%, 11/1/2039 (8)	9,000,000	9,000,000

		16,000,000

Massachusetts — 0.9%
Massachusetts Health & Educational Facilities Authority, 0.010%, 7/1/2026 (8)	6,300,000	6,300,000

Michigan — 2.8%
Michigan Higher Education Facilities Authority, 0.070%, 5/1/2031 (8)	4,305,000	4,305,000
Michigan Strategic Fund:
0.060%, 6/1/2039 (8)	725,000	725,000
0.110%, 12/1/2030 (8)	2,225,000	2,225,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6)(8)	12,000,000	12,000,000

		19,255,000

Minnesota — 0.3%
City of Ramsey, 0.130%, 12/1/2023 (8)	2,300,000	2,300,000

Mississippi — 3.1%
Mississippi Business Finance Corp.:
0.010%, 12/1/2030 (8)	5,000,000	5,000,000
0.400%, 5/1/2037 (8)	15,898,000	15,898,000

		20,898,000

Missouri — 0.9%
Greene County Industrial Development Authority, 0.050%, 5/1/2039 (8)	1,085,000	1,085,000
Missouri State Health & Educational Facilities Authority, 0.010%, 10/1/2035 (8)	4,860,000	4,860,000

		5,945,000

Nebraska — 0.4%
Nebraska Investment Finance Authority, 0.040%, 9/1/2031 (8)	600,000	600,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Nebraska (continued)
Saline County Hospital Authority No. 1, 0.010%, 6/1/2031 (8)	$1,830,000	$1,830,000

		2,430,000

New Hampshire — 3.7%
New Hampshire Business Finance Authority, 0.050%, 9/1/2030 (8)	24,990,000	24,990,000

New Mexico — 2.1%
Eclipse Funding Trust, 0.080%, 5/15/2032 (6)(8)	14,485,000	14,485,000

New York — 5.1%
City of Ithaca, 1.500%, 7/29/2016	5,408,306	5,422,573
Metropolitan Transportation Authority, 0.010%, 11/1/2035 (8)	9,000,000	9,000,000
Owego Apalachin Central School District:
1.500%, 10/28/2016	2,600,000	2,615,210
2.000%, 2/24/2017	11,912,173	12,047,257
Tender Option Bond Trust Receipts/Certificates, 0.020%, 3/1/2017 (6)(8)	5,600,000	5,600,000

		34,685,040

Ohio — 0.3%
Port of Greater Cincinnati Development Authority:
0.170%, 11/1/2023 (8)	1,885,000	1,885,000
0.170%, 11/1/2025 (8)	350,000	350,000

		2,235,000

Oregon — 0.7%
JPMorgan Chase Putters/Drivers Trust, 0.020%, 5/15/2021 (6)(8)	5,000,000	5,000,000

Pennsylvania — 3.0%
Barclays Capital Municipal Trust Receipts, 0.030%, 8/1/2038 (6)(8)	11,605,000	11,605,000
Hospitals & Higher Education Facilities Authority of Philadelphia, 0.010%, 7/1/2041 (8)	9,120,000	9,120,000

		20,725,000

South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, 0.030%, 6/1/2030 (8)	5,000,000	5,000,000

South Dakota — 1.9%
South Dakota Housing Development Authority:
0.090%, 5/1/2048 (8)	6,835,000	6,835,000
0.090%, 11/1/2048 (8)	6,355,000	6,355,000

		13,190,000

Texas — 4.3%
Dallam County Industrial Development Corp., 0.030%, 5/1/2039 (8)	2,800,000	2,800,000

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Eclipse Funding Trust, 0.040%, 12/15/2031 (8)	$3,125,000	$3,125,000
Mission Economic Development Corp., 0.070%, 4/1/2022 (8)	11,000,000	11,000,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6)(8)	12,000,000	12,000,000

		28,925,000

Vermont — 0.4%
Vermont Educational & Health Buildings Financing Agency, 0.010%, 10/1/2029 (8)	2,725,000	2,725,000

Virginia — 1.4%
Barclays Capital Municipal Trust Receipts, 0.090%, 2/1/2028 (6)(8)	3,335,000	3,335,000
JPMorgan Chase Putters/Drivers Trust, 0.020%, 11/1/2019 (6)(8)	5,000,000	5,000,000
Lynchburg Industrial Development Authority, 0.010%, 1/1/2028 (8)	1,195,000	1,195,000

		9,530,000

Washington — 4.8%
Barclays Capital Municipal Trust Receipts:
0.140%, 6/1/2034 (6)(8)	11,320,000	11,320,000
0.140%, 6/1/2039 (6)(8)	16,870,000	16,870,000
Seattle Housing Authority, 0.170%, 6/1/2040 (8)	1,000,000	1,000,000
Washington State Housing Finance Commission, 0.120%, 7/1/2028 (8)	3,110,000	3,110,000

		32,300,000

West Virginia — 0.2%
Charleston Building Commission, 0.130%, 12/1/2016 (8)	1,095,000	1,095,000

Wisconsin — 14.0%
Cedarburg School District, 1.000%, 3/30/2016	2,000,000	2,000,909
City of Hartford, 2.250%, 7/1/2016	4,875,000	4,903,479
City of Milwaukee, 0.260%, 2/15/2032 (8)	30,000,000	30,000,000
East Troy Community School District, 2.500%, 4/5/2016	2,350,000	2,354,510
Eau Claire Area School District, 1.000%, 8/24/2016	7,000,000	7,013,738
Maple School District, 2.000%, 10/26/2016	1,750,000	1,763,032
Necedah Area School District, 2.000%, 5/24/2016 (9)	1,725,000	1,730,330
Shorewood School District, 1.000%, 6/23/2016	2,000,000	2,002,604
Two Rivers Public School District, 2.000%, 9/30/2016	3,500,000	3,525,237
Village of Ashwaubenon, 2.000%, 11/15/2016	2,375,000	2,380,122

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority:
0.030%, 5/1/2030(8)	$2,100,000	$2,100,000
0.120%, 8/15/2034 (6)(8)	4,500,000	4,500,000
0.120%, 8/15/2034 (6)(8)	25,754,260	25,754,260
Wisconsin Housing & Economic Development Authority, 0.020%, 3/1/2031 (8)	5,500,000	5,500,000

		95,528,221

Wyoming — 3.8%
County of Uinta, 0.010%, 8/15/2020 (8)	25,905,000	25,905,000

Total Municipals		653,641,261

Mutual Funds — 6.3%
Federated Tax-Free Obligations Money Market Fund — Institutional Class, 0.010%	15,316,138	15,316,138
Goldman Sachs Financial Square Tax-Free Money Market Fund — Institutional Class, 0.010%	27,569,077	27,569,077

Total Mutual Funds		42,885,215

Total Investments — 102.4% (at amortized cost)		696,526,476
Other Assets and Liabilities — (2.4)%		(16,187,843)

Total Net Assets — 100.0%		$680,338,633

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—12.5%
School District	3.5%
State or Local	9.0
Revenue Bonds—83.6%
Appropriation	17.3
Education	6.5
General Revenue	5.4
Healthcare	11.6
Housing	4.5
Industrial Revenue	9.0
Power	1.9
Special Tax	12.6
Transportation	2.8
Water & Sewer	12.0
Other Assets & Liabilities, Net	3.9

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 16.4%

Banks — 11.3%
Bank of Nova Scotia/Houston:
0.570%, 3/23/2016 (8)	$15,000,000	$15,000,000
0.610%, 7/18/2016 (8)	25,000,000	25,000,000
0.718%, 5/12/2016 (8)	17,500,000	17,500,000
0.810%, 5/9/2016 (8)	13,500,000	13,501,150
Chase Bank USA NA, 0.779%, 10/17/2016 (8)	20,000,000	20,000,000
HSBC Bank USA NA:
0.589%, 3/4/2016 (8)	25,000,000	25,000,000
0.608%, 6/8/2016 (8)	25,000,000	25,000,000
0.625%, 6/2/2016 (8)	20,000,000	20,000,000
State Street Bank:
0.621%, 4/28/2016 (8)	25,000,000	25,000,000
0.631%, 4/15/2016 (8)	20,000,000	20,000,000
Toronto Dominion Bank:
0.642%, 4/4/2016 (8)	35,000,000	35,000,000
0.870%, 10/17/2016 (8)	25,000,000	25,000,000
U.S. Bank NA Cincinnati, 0.730%, 7/20/2016 (8)	20,000,000	20,000,000
Wells Fargo Bank NA:
0.609%, 5/9/2016 (8)	15,000,000	15,000,000
0.652%, 5/20/2016 (8)	17,000,000	17,000,000
0.652%, 6/1/2016 (8)	17,500,000	17,500,000
0.660%, 4/8/2016 (8)	25,000,000	25,000,000
0.670%, 7/5/2016 (8)	20,000,000	20,000,000
0.790%, 7/12/2016 (8)	15,000,000	15,000,000
0.870%, 10/13/2016 (8)	20,000,000	19,999,498

		415,500,648

European Time Deposit — 5.1%
DNB NOR Bank ASA Cayman, 0.260%, 3/1/2016	50,000,000	50,000,000
Svenska Handelsbanken, Inc., 0.270%, 3/1/2016	140,000,000	140,000,000

		190,000,000

Total Certificates of Deposit		605,500,648

Commercial Paper — 66.3%

Asset-Backed Securities — 32.6%
Atlantic Asset Securitization LLC:
0.360%, 3/1/2016 (6)(11)	51,177,000	51,177,000
0.380%, 3/7/2016 (6)(11)	15,000,000	14,999,050
0.460%, 3/17/2016 (6)(11)	20,000,000	19,995,911
0.480%, 3/18/2016 (6)(11)	30,000,000	29,993,200
0.650%, 5/19/2016 (6)(11)	18,725,000	18,698,291
Chariot Funding LLC:
0.662%, 7/20/2016 (6)(8)	15,000,000	15,000,000
0.797%, 10/3/2016 (6)(8)	17,000,000	17,000,000
Gotham Funding Corp.:
0.470%, 3/1/2016 (6)(11)	9,750,000	9,750,000
0.470%, 3/3/2016 (6)(11)	10,799,000	10,798,718
0.520%, 3/28/2016 (6)(11)	20,000,000	19,992,200
Jupiter Securitization Corp., 0.662%, 7/21/2016 (6)(8)	20,000,000	20,000,000
Kells Funding LLC:
0.380%, 3/1/2016 (6)(11)	14,000,000	14,000,000
0.400%, 3/10/2016 (6)(11)	25,000,000	24,997,500
0.410%, 3/15/2016 (6)(11)	20,000,000	19,996,811
0.430%, 3/14/2016 (6)(11)	22,000,000	21,996,584
0.590%, 4/20/2016 (6)(11)	20,000,000	19,983,611
0.610%, 5/23/2016 (6)(11)	20,000,000	19,971,872
Legacy Capital LLC:
0.520%, 3/2/2016 (6)(11)	20,000,000	19,999,711
0.620%, 3/14/2016 (6)(11)	13,277,000	13,274,027

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
0.650%, 4/11/2016 (6)(11)	$20,000,000	$19,985,194
0.650%, 4/20/2016 (6)(11)	7,000,000	6,993,681
Liberty Street Funding LLC:
0.400%, 3/7/2016 (6)(11)	19,000,000	18,998,733
0.470%, 4/18/2016 (6)(11)	18,000,000	17,988,720
0.620%, 4/4/2016 (6)(11)	20,000,000	19,988,289
Manhattan Asset Funding Co.:
0.420%, 3/3/2016 (6)(11)	10,165,000	10,164,763
0.460%, 3/18/2016 (6)(11)	15,000,000	14,996,742
0.480%, 3/24/2016 (6)(11)	20,000,000	19,993,867
0.490%, 3/21/2016 (6)(11)	20,000,000	19,994,556
0.510%, 3/28/2016 (6)(11)	10,000,000	9,996,175
0.510%, 4/8/2016 (6)(11)	15,000,000	14,991,925
0.520%, 4/12/2016 (6)(11)	16,659,000	16,648,894
0.540%, 3/11/2016 (6)(11)	20,000,000	19,997,000
0.660%, 4/20/2016 (6)(11)	15,000,000	14,986,250
MetLife Short Term Funding LLC:
0.410%, 3/21/2016 (6)(11)	26,750,000	26,743,907
0.420%, 3/10/2016 (6)(11)	7,450,000	7,449,218
0.480%, 3/22/2016 (6)(11)	40,000,000	39,988,537
0.490%, 4/5/2016 (6)(11)	10,000,000	9,995,236
0.500%, 3/23/2016 (6)(11)	20,000,000	19,993,889
0.500%, 4/13/2016 (6)(11)	24,750,000	24,735,219
Old Line Funding LLC:
0.480%, 4/5/2016 (6)(11)	10,000,000	9,995,333
0.630%, 5/20/2016 (6)(11)	15,000,000	14,979,000
0.640%, 5/11/2016 (6)(11)	10,000,000	9,987,378
0.640%, 5/19/2016 (6)(11)	15,000,000	14,978,933
0.687%, 5/13/2016 (6)(8)	10,000,000	10,000,000
0.700%, 6/20/2016 (6)(11)	20,000,000	19,956,833
0.700%, 6/24/2016 (6)(11)	15,000,000	14,966,458
0.787%, 7/13/2016 (6)(8)	10,000,000	10,000,000
0.789%, 8/10/2016 (6)(8)	15,000,000	15,000,000
Regency Markets No. 1 LLC:
0.430%, 3/11/2016 (6)(11)	24,000,000	23,997,133
0.430%, 3/14/2016 (6)(11)	20,000,000	19,996,894
0.430%, 3/15/2016 (6)(11)	35,500,000	35,494,064
0.430%, 3/16/2016 (6)(11)	15,000,000	14,997,312
0.430%, 3/21/2016 (6)(11)	18,500,000	18,495,581
0.430%, 3/30/2016 (6)(11)	25,000,000	24,991,340
Thunder Bay Funding LLC:
0.480%, 4/1/2016 (6)(11)	25,000,000	24,989,667
0.490%, 3/21/2016 (6)(11)	9,081,000	9,078,528
0.610%, 5/20/2016 (6)(11)	15,000,000	14,979,667
0.610%, 5/23/2016 (6)(11)	18,250,000	18,224,333
0.650%, 4/21/2016 (6)(11)	15,000,000	14,986,188
0.730%, 7/18/2016 (6)(8)	13,000,000	13,000,000
0.789%, 8/10/2016 (6)(8)	15,000,000	15,000,000
Victory Receivables Corp.:
0.430%, 3/15/2016 (6)(11)	8,022,000	8,020,659
0.460%, 3/7/2016 (6)(11)	24,000,000	23,998,175
0.460%, 3/14/2016 (6)(11)	10,000,000	9,998,339
0.470%, 3/4/2016 (6)(11)	15,000,000	14,999,412
0.475%, 3/3/2016 (6)(11)	15,000,000	14,999,604
0.520%, 4/1/2016 (6)(11)	22,110,000	22,100,100

		1,198,466,212

Automobiles — 0.9%
Toyota Motor Credit Corp.:
0.682%, 7/15/2016 (8)	17,500,000	17,500,000
0.718%, 5/16/2016 (8)	17,000,000	17,000,000

		34,500,000

Beverages — 2.1%
Coca-Cola Co.:
0.530%, 4/18/2016 (6)(11)	15,000,000	14,989,400

Description	Principal Amount	Value
Commercial Paper (continued)

Beverages (continued)
0.560%, 4/19/2016 (6)(11)	$14,500,000	$14,488,948
0.560%, 4/21/2016 (6)(11)	15,000,000	14,988,100
0.610%, 5/16/2016 (6)(11)	10,000,000	9,987,122
0.670%, 6/6/2016 (6)(11)	10,000,000	9,981,947
0.680%, 8/22/2016 (6)(11)	13,750,000	13,704,809

		78,140,326

Chemicals — 3.3%
Air Products & Chemicals:
0.410%, 3/8/2016 (6)(11)	25,000,000	24,998,007
0.410%, 3/10/2016 (6)(11)	17,000,000	16,998,257
0.420%, 3/9/2016 (6)(11)	39,750,000	39,746,334
0.420%, 3/18/2016 (6)(11)	9,000,000	8,998,215
0.420%, 3/23/2016 (6)(11)	29,700,000	29,692,377

		120,433,190

Consumer Products — 0.7%
Reckitt Benckiser Treasury Services PLC:
0.530%, 3/1/2016 (6)(11)	14,600,000	14,600,000
0.660%, 6/1/2016 (6)(11)	10,000,000	9,983,133

		24,583,133

Diversified Financial Services — 1.3%
National Rural Utilities:
0.400%, 3/10/2016 (11)	20,000,000	19,998,000
0.400%, 3/17/2016 (11)	7,700,000	7,698,631
0.400%, 3/21/2016 (11)	4,700,000	4,698,956
0.410%, 3/22/2016 (11)	15,000,000	14,996,412

		47,391,999

Foreign Banks — 12.5%
Bank of Nova Scotia/Houston, 0.777%, 8/12/2016 (6)(8)	10,000,000	10,000,000
Commonwealth Bank of Australia, 0.646%, 6/27/2016 (6)(8)	15,000,000	14,999,758
DNB Bank ASA, 0.670%, 4/18/2016 (6)(8)	10,000,000	10,000,000
HSBC Bank PLC:
0.807%, 8/12/2016 (6)(8)	11,000,000	11,000,000
0.829%, 9/6/2016 (6)(8)	15,500,000	15,500,000
Macquarie Bank:
0.668%, 4/8/2016 (6)(8)	13,000,000	13,001,363
0.671%, 4/13/2016 (6)(8)	15,000,000	15,001,747
0.682%, 3/21/2016 (6)(8)	10,000,000	10,000,290
National Australia Bank Ltd., 0.759%, 8/4/2016 (6)(8)	15,000,000	15,000,000
Natixis, NY Branch, 0.300%, 3/1/2016 (11)	140,000,000	140,000,000
Nordea Bank AB:
0.490%, 3/4/2016 (6)(11)	12,440,000	12,439,492
0.545%, 5/11/2016 (6)(11)	10,000,000	9,989,251
Suncorp Metway Ltd.:
0.450%, 3/14/2016 (6)(11)	15,000,000	14,997,563
0.520%, 4/6/2016 (6)(11)	19,500,000	19,489,860
0.550%, 3/8/2016 (6)(11)	36,750,000	36,746,076
0.640%, 5/23/2016 (6)(11)	15,000,000	14,977,867
0.750%, 6/22/2016 (6)(11)	12,000,000	11,971,750
0.750%, 6/23/2016 (6)(11)	22,500,000	22,446,562
0.920%, 7/14/2016 (6)(11)	17,750,000	17,688,762
Swedbank:
0.450%, 4/4/2016 (11)	20,000,000	19,991,500
0.630%, 5/5/2016 (11)	10,000,000	9,988,625
Westpac Banking Corp., 0.549%, 4/4/2016 (6)(8)	15,300,000	15,299,164

		460,529,630

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Integrated Oil — 3.9%
Chevron Corp.:
0.300%, 3/1/2016 (6)(11)	$5,000,000	$5,000,000
0.400%, 3/24/2016 (6)(11)	25,000,000	24,993,611
0.470%, 4/18/2016 (6)(11)	25,000,000	24,984,334
Exxon Mobil Corp.:
0.370%, 3/3/2016 (11)	25,000,000	24,999,486
0.390%, 3/2/2016 (11)	25,000,000	24,999,729
0.400%, 3/15/2016 (11)	19,500,000	19,496,967
0.400%, 3/22/2016 (11)	20,000,000	19,995,333

		144,469,460

Pharmaceuticals — 2.2%
Johnson & Johnson, 0.300%, 3/1/2016 (6)(11)	2,200,000	2,200,000
Novartis Finance Corp.:
0.360%, 3/2/2016 (6)(11)	25,000,000	24,999,750
0.360%, 3/7/2016 (6)(11)	25,000,000	24,998,500
0.370%, 3/10/2016 (6)(11)	30,000,000	29,997,225

		82,195,475

Utilities — 3.7%
Florida Power & Light Co.:
0.470%, 3/10/2016 (11)	25,000,000	24,997,063
0.480%, 3/8/2016 (11)	25,000,000	24,997,667
0.500%, 3/1/2016 (11)	20,000,000	20,000,000
0.520%, 3/4/2016 (11)	65,000,000	64,997,183

		134,991,913

Winding Up Agencies — 3.1%
Erste Abwicklungsanstalt:
0.350%, 3/16/2016 (6)(11)	20,000,000	19,997,083
0.530%, 4/4/2016 (6)(11)	16,000,000	15,991,991
0.590%, 4/19/2016 (6)(8)	20,000,000	20,000,000
0.590%, 4/22/2016 (6)(11)	20,000,000	19,982,956
0.600%, 5/11/2016 (6)(11)	15,000,000	14,982,250
0.600%, 5/18/2016 (6)(11)	25,000,000	24,967,500

		115,921,780

Total Commercial Paper		2,441,623,118

Corporate Bonds & Notes — 0.6%

Diversified Financial Services — 0.4%
GE Capital International Funding Co., 0.964%, 4/15/2016 (6)	15,203,000	15,212,244

Foreign Banks — 0.2%
Toronto-Dominion Bank, 2.500%, 7/14/2016	6,141,000	6,181,552

Total Corporate Bonds & Notes		21,393,796

Municipals — 1.3%

Colorado — 0.4%
Colorado Housing & Finance Authority, 0.390%, 10/1/2036 (8)	12,310,000	12,310,000

Massachusetts — 0.6%
Massachusetts Development Finance Agency, 0.350%, 10/1/2031 (8)	22,820,000	22,820,000

Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, 0.400%, 8/15/2043 (8)	11,075,000	11,075,000

Total Municipals		46,205,000

Description	Shares or Principal Amount	Value

Mutual Funds — 6.8%
BlackRock Liquidity Funds TempFund — Institutional Class, 0.465%	125,000,000	$125,000,000
Premier Portfolio —Institutional Class, 0.480%	125,000,000	125,000,000

Total Mutual Funds		250,000,000

Notes-Variable — 0.4%

Automobiles — 0.4%
American Honda Finance Corp., 0.670%, 7/29/2016 (8)	$15,000,000	15,001,263

Total Notes-Variable		15,001,263

Repurchase Agreements — 7.9%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 2/29/2016, to be repurchased at $358,526 on 3/1/2016, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/28/2019, with a market value of $365,766	358,525	358,525
Agreement with Goldman Sachs Group, Inc., 0.290%, dated 2/29/2016, to be repurchased at $215,001,732 on 3/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2046, with a market value of $218,637,708	215,000,000	215,000,000
Agreement with Toronto Dominion Bank, 0.300%, dated 2/29/2016, to be repurchased at $75,000,625 on 3/1/2016, collateralized by a U.S. Government Agency Obligation with a maturity of 9/1/2045, with a market value of $76,278,501	75,000,000	75,000,000

Total Repurchase Agreements		290,358,525

Total Investments — 99.7% (at amortized cost)		3,670,082,350
Other Assets and Liabilities — 0.3%		11,066,040

Total Net Assets — 100.0%		$3,681,148,390

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	16.4%
Commercial Paper	66.3
Corporate Bonds & Notes	0.6
Municipals	1.3
Mutual Funds	6.8
Notes-Variable	0.4
Repurchase Agreements	7.9
Other Assets & Liabilities, Net	0.3

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2016. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 29, 2016. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 29, 2016 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
**	A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. Items listed as “Other securities” in the summary Schedules of Investments consist of issues not identified as a top-fifty unaffiliated holding in terms of value and issues not exceeding one percent individually or in aggregate as of February 29, 2016. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2016 these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$5,658,360	77.27%
Alternative Strategies Fund:
Long Securities	801,060	0.80
Short Securities	508,478	0.51
Global Long/Short Equity Fund	23,012	0.61
Ultra Short Tax-Free Fund	69,190,394	11.24
Short Tax-Free Fund	6,899,017	3.58
Short-Term Income Fund	35,772,691	10.02

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$30,473,094	1.78%
Mortgage Income Fund	7,636,598	6.68
TCH Intermediate Income Fund	11,723,246	14.18
TCH Corporate Income Fund	29,054,854	15.26
TCH Core Plus Bond Fund	68,778,778	7.27
Monegy High Yield Bond Fund	20,635,881	30.04
Tax-Free Money Market Fund	198,499,260	29.18
Prime Money Market Fund	1,980,479,810	53.80

(7)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.
(8)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2016.
(9)	Purchased on a when-issued or delayed delivery basis.
(10)	All or a portion of this security is segregated as collateral for securities sold short.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(13)	Securities have redemption features that may delay redemption beyond seven days.
(14)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund’s portfolio represent 2.51%, as calculated based upon total portfolio market value.
(15)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA          — American Capital Access Corporation

ADED        — Arkansas Department of Economic Development

ADR          — American Depository Receipt

AGC          — Assured Guaranty Corporation

AGM          — Assured Guaranty Municipal

AMBAC      — American Municipal Bond Assurance Corporation

AMT          — Alternative Minimum Tax

BAM          — Build America Mutual Assurance Company

BHAC        — Berkshire Hathaway Assurance Corporation

BMA          — Bond Market Association

CFC           — Cooperative Finance Corporation

CIFG          — CDC IXIS Financial Guaranty

CMI           — California Mortgage Insurance

COLL          — Collateralized

ETF            — Exchange Traded Fund

FDIC          — Federal Depository Insurance Corporation

FGIC          — Financial Guaranty Insurance Corporation

FHA          — Federal Housing Administration

FHLB         — Federal Home Loan Bank

FHLMC       — Federal Home Loan Mortgage Corporation

FNMA       — Federal National Mortgage Association

FRN          — Floating Rate Note

FSA           — Financial Security Assurance Corporation

GDR          — Global Depository Receipt

GNMA       — Government National Mortgage Association

GO            — Government Obligation

HFDC         — Health Facility Development Corporation

HUD          — Department of Housing and Urban Development

IDC              — Industrial Development Corporation

IMI              — Investors Mortgage Insurance Company

INS              — Insured

LIQ              — Liquidity Agreement

LLC              — Limited Liability Corporation

LOC             — Letter of Credit

LP                — Limited Partnership

LT                — Limited Tax

MAC             — Municipal Assurance Corporation

MBIA           — Municipal Bond Insurance Association

MHF             — Maryland Housing Fund

MTN            — Medium Term Note

NATL-RE       — National Rural Utilities Cooperative Finance

                       Corporation Reinsurance

PCA             — Pollution Control Authority

PLC             — Public Limited Company

PSF             — Permanent School Fund Guaranteed

PUFG           — Permanent University Fund Guarantee

Q-SBLF         — Qualified School Bond Loan Fund

RADIAN       — Radian Asset Assurance

R-ITs            — Real Estate Investment Trusts

REMIC          — Real Estate Mortgage Investment Conduit

SAW            — State Aid Withholding

TCRs            — Transferable Custody Receipts

TLGP            — Temporary Liquidity Guarantee Program

TRANs          — Tax and Revenue Anticipation Notes

UT               — Unlimited Tax

VRNs           — Variable Rate Notes

XLCA            — XL Capital Assurance

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$141,107,228	(1)	$160,859,356	(1)	$369,294,544	(1)	$296,490,679	(1)	$350,858,149	(1)
Cash sweep investments in affiliated issuers, at value	1,983,408		1,864,911		3,040,230		2,632,847		5,813,262
Dividends and interest receivable	205,278		430,373		938,160		227,108		311,819
Receivable for investments sold	—		—		971,398		—		—
Receivable for capital stock sold	1,713,504		197,383		167,882		103,985		223,416
Prepaid expenses	16,867		20,138		49,589		50,564		36,199

Total assets	145,026,285		163,372,161		374,461,803		299,505,183		357,242,845

Liabilities:
Payable for return of securities lending collateral	44,437,641		53,217,171		118,168,144		96,041,875		115,481,432
Payable for investments purchased	702,185		—		—		—		—
Payable for capital stock redeemed	5,610		39,775		75,246		68,680		566,945
Payable to affiliates, net (Note 6)	37,582		54,301		154,248		120,923		185,555
Other liabilities	18,624		33,600		50,305		53,658		61,522

Total liabilities	45,201,642		53,344,847		118,447,943		96,285,136		116,295,454

Total net assets	$99,824,643		$110,027,314		$256,013,860		$203,220,047		$240,947,391

Net assets consist of:
Paid-in capital	$93,558,047		$101,398,254		$244,477,671		$165,082,152		$209,963,365
Net unrealized appreciation on investments	7,105,431		10,700,813		13,538,025		33,713,535		24,411,036
Accumulated net realized gain (loss) on investments	(1,061,891)		(2,557,343)		(2,982,103)		4,154,934		6,279,012
Undistributed net investment income	223,056		485,590		980,267		269,426		293,978

Total net assets	$99,824,643		$110,027,314		$256,013,860		$203,220,047		$240,947,391

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$12.82		$13.83		$12.33
Advisor class of shares:
Net asset value and redemption proceeds per share	12.66		11.60		12.82		13.83		12.33
Offering price per share(2)	13.33		12.21		13.49		14.56		12.98
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	12.69		11.63		12.83		13.94		12.30
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		—		—		12.28
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		12.84		13.94		12.30

Net assets:
Investor class of shares	$—		$—		$146,726,908		$141,985,030		$149,904,885
Advisor class of shares	4,415,407		72,197,797		33,602		311,188		33,187
Institutional class of shares	95,409,236		37,829,517		109,206,869		60,876,570		80,874,782
Retirement class R-3 of shares	—		—		—		—		23,352
Retirement class R-6 of shares	—		—		46,481		47,259		10,111,185

Total net assets	$99,824,643		$110,027,314		$256,013,860		$203,220,047		$240,947,391

Shares outstanding:
Investor class of shares	—		—		11,448,022		10,265,297		12,161,826
Advisor class of shares	348,862		6,222,440		2,622		22,499		2,692
Institutional class of shares	7,517,380		3,253,628		8,508,546		4,367,235		6,575,574
Retirement class R-3 of shares	—		—		—		—		1,901
Retirement class R-6 of shares	—		—		3,621		3,390		822,005

Total shares outstanding	7,866,242		9,476,068		19,962,811		14,658,421		19,563,998

Investments, at cost:
Investments in unaffiliated issuers	$134,001,797		$150,158,543		$355,756,519		$262,777,144		$326,447,113
Cash sweep investments in affiliated issuers	1,983,408		1,864,911		3,040,230		2,632,847		5,813,262

Total investments, at cost	$135,985,205		$152,023,454		$358,796,749		$265,409,991		$332,260,375

(1)	Including $43,155,030, $51,681,156, $114,757,436, $93,269,802 and $112,148,272, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund		Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$223,302,595 (1)	$110,449,639	(1)	$11,230,087 (1)	$667,217,205 (1)	$41,576,132	(1)
Cash sweep investments in affiliated issuers, at value	6,047,154	1,572,727		138,519	16,610,248	—
Cash denominated in foreign currencies	—	—		—	—	33,270	(2)
Dividends and interest receivable	75,403	36,177		4,548	85,804	65,096
Receivable for investments sold	318,341	576,181		—	7,736,339	—
Receivable for capital stock sold	94,732	45,704		—	1,463,048	—
Receivable from affiliates, net (Note 6)	—	—		4,360	—	—
Prepaid expenses	37,229	20,168		16,329	28,214	15,631
Other receivables	—	—		—	—	2,999

Total assets	229,875,454	112,700,596		11,393,843	693,140,858	41,693,128

Liabilities:
Payable for return of securities lending collateral	69,977,252	31,739,073		3,539,961	214,875,932	6,829,574
Payable for investments purchased	1,655,337	—		—	7,310,319	25
Payable for capital stock redeemed	994,356	59,265		—	869,268	—
Payable for foreign tax expense	—	—		—	—	2,489
Payable to affiliates, net (Note 6)	115,124	53,659		—	435,764	9,090
Payable for income distribution	2,694	—		—	—	—
Other liabilities	59,831	41,895		14,486	73,340	23,219

Total liabilities	72,804,594	31,893,892		3,554,447	223,564,623	6,864,397

Total net assets	$157,070,860	$80,806,704		$7,839,396	$469,576,235	$34,828,731

Net assets consist of:
Paid-in capital	$148,984,173	$86,542,421		$7,965,450	$551,059,391	$34,420,286
Net unrealized appreciation (depreciation) on investments and foreign currency translation	19,491,754	(6,669,223)		(44,794)	2,534,610	559,484
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,237,887)	894,547		(91,004)	(80,821,073)	(151,194)
Undistributed net investment income (distributions in excess of net investment income)	(167,180)	38,959		9,744	(3,196,693)	155

Total net assets	$157,070,860	$80,806,704		$7,839,396	$469,576,235	$34,828,731

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$14.19	$—		$—	$13.47	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	14.19	11.19		10.05	—	11.23
Offering price per share(3)	14.94	11.78		10.58	—	11.82
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.62	11.32		10.09	13.86	11.25
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	14.47	11.21		—	—	—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	14.67	11.35		—	—	—

Net assets:
Investor class of shares	$99,069,727	$—		$—	$184,149,026	$—
Advisor class of shares	25,910	61,729,612		561,750	—	155,673
Institutional class of shares	57,932,726	18,362,808		7,277,646	285,427,209	34,673,058
Retirement class R-3 of shares	21,127	66,974		—	—	—
Retirement class R-6 of shares	21,370	647,310		—	—	—

Total net assets	$157,070,860	$80,806,704		$7,839,396	$469,576,235	$34,828,731

Shares outstanding:
Investor class of shares	6,979,797	—		—	13,673,842	—
Advisor class of shares	1,826	5,515,720		55,919	—	13,861
Institutional class of shares	3,963,259	1,622,329		721,360	20,593,800	3,082,229
Retirement class R-3 of shares	1,460	5,972		—	—	—
Retirement class R-6 of shares	1,457	57,008		—	—	—

Total shares outstanding	10,947,799	7,201,029		777,279	34,267,642	3,096,090

Investments, at cost:
Investments in unaffiliated issuers	$203,810,841	$117,118,862		$11,274,881	$664,682,595	$41,015,848
Cash sweep investments in affiliated issuers	6,047,154	1,572,727		138,519	16,610,248	—

Total investments, at cost	$209,857,995	$118,691,589		$11,413,400	$681,292,843	$41,015,848

(1)	Including $67,957,486, $30,822,982, $3,437,786, $208,673,931 and $6,577,337, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $33,417.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund (1)		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund		Alternative Strategies Fund
Assets:
Investments in unaffiliated issuers, at value	$73,874,501	(2)	$647,157,828	(2)	$146,144,526	(2)	$8,388,651	(2)	$97,844,670
Purchased options, at value	—		—		—		—		315,299
Cash	—		—		—		20,000		—
Deposit held at broker	—		—		—		—		30,697,652
Cash denominated in foreign currencies	15,374	(3)	368,750	(3)	21,293	(3)	—		4,589 (3)
Dividends and interest receivable	146,775		2,597,808		212,598		109,255		187,293
Receivable for investments sold	—		2,310,979		1,478,750		—		4,406,528
Receivable for capital stock sold	30,932		2,193,608		96,081		—		31,694
Receivable for daily variation margin	—		—		—		—		323,738
Receivable for forward foreign currency contracts	—		—		—		—		923,616
Receivable from affiliates, net (Note 6)	1,458		—		—		—		—
Prepaid expenses	35,767		72,130		19,097		13,984		28,349
Other receivables	932		13,489		2,125		363		7,809

Total assets	74,105,739		654,714,592		147,974,470		8,532,253		134,771,237

Liabilities:
Securities sold short, at value (proceeds $31,095,884)	—		—		—		—		29,545,559
Options written, at value (proceeds $1,108,274)	—		—		—		—		704,309
Payable for dividends and interest on securities sold short	—		—		—		—		93,550
Payable for return of securities lending collateral	2,981,959		36,214,147		8,473,222		982,675		—
Payable for investments purchased	—		3,547		698,277		203,795		2,541,900
Payable for capital stock redeemed	—		483,577		28,808		—		—
Payable for daily variation margin	—		—		—		—		434,127
Payable for forward foreign currency contracts	—		—		—		—		689,633
Payable for foreign tax expense	2,078		83,317		79,926		—		—
Payable to affiliates, net (Note 6)	—		270,312		116,168		3,118		104,983
Payable to custodian	—		—		237,000		—		8,455
Other liabilities	24,861		209,965		84,661		19,925		149,703

Total liabilities	3,008,898		37,264,865		9,718,062		1,209,513		34,272,219

Total net assets	$71,096,841		$617,449,727		$138,256,408		$7,322,740		$100,499,018

Net assets consist of:
Paid-in capital	$78,065,291		$688,517,693		$152,430,418		$8,159,175		$103,257,984
Net unrealized depreciation on investments, options, futures contracts and foreign currency translation	(6,135,757)		(59,264,522)		(3,757,557)		(834,971)		(1,046,889)
Accumulated net realized loss on investments, options, futures contracts and foreign currency transactions	(999,341)		(12,928,826)		(10,340,987)		(71,646)		(1,453,390)
Undistributed net investment income (distributions in excess of net investment income)	166,648		1,125,382		(75,466)		70,182		(258,687)

Total net assets	$71,096,841		$617,449,727		$138,256,408		$7,322,740		$100,499,018

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$11.03		$—		$—		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	9.00		11.03		11.58		8.92		9.92
Offering price per share	9.47	(4)	11.61	(4)	12.19	(4)	9.24	(5)	10.44 (4)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.00		11.06		11.60		8.93		9.94
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		11.05		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		11.06		—		—		—

Net assets:
Investor class of shares	$—		$84,401,743		$—		$—		$—
Advisor class of shares	169,708		57,260		63,889,141		3,659,208		320,134
Institutional class of shares	70,927,133		519,591,441		74,367,267		3,663,532		100,178,884
Retirement class R-3 of shares	—		21,503		—		—		—
Retirement class R-6 of shares	—		13,377,780		—		—		—

Total net assets	$71,096,841		$617,449,727		$138,256,408		$7,322,740		$100,499,018

(Continued on next page)

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund (1)	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Shares outstanding:
Investor class of shares	—	7,649,405	—	—	—
Advisor class of shares	18,865	5,190	5,519,109	410,047	32,284
Institutional class of shares	7,876,742	46,996,029	6,410,518	410,419	10,082,413
Retirement class R-3 of shares	—	1,946	—	—	—
Retirement class R-6 of shares	—	1,209,472	—	—	—

Total shares outstanding	7,895,607	55,862,042	11,929,627	820,466	10,114,697

Investments, at cost:
Investments in unaffiliated issuers	$80,009,035	$706,375,819	$149,899,125	$9,223,597	$100,750,165
Purchased options	—	—	—	—	538,709

Total investments, at cost	$80,009,035	$706,375,819	$149,899,125	$9,223,597	$101,288,874

(1)	Fund inception date is September 17, 2015.
(2)	Including $2,877,671, $34,263,714, $8,029,111 and $970,583, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies are $15,755, $369,546, $21,355 and $57, respectively.
(4)	Computation of offering price per share 100/95 of net asset value.
(5)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Global Long/Short Equity Fund (1)		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund	Intermediate Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value	$5,383,757	(2)	$611,948,869		$178,992,722		$392,730,749 (2)	$1,707,729,353
Cash sweep investments in affiliated issuers, at value	—		456,185		10,834,960		9,879,660	4,285,672
Investments in other affiliated issuers, at value	—		—		853,332		—	5,033,001
Cash	—		1,000		1,000		—	1,000
Cash denominated in foreign currencies	630	(3)	—		—		—	—
Dividends and interest receivable	7,370		2,567,688		1,162,877		1,185,108	15,011,749
Receivable for capital stock sold	—		6,094,848		4,312,790		535,209	3,372,121
Receivable from affiliates, net (Note 6)	20,241		—		—		—	—
Prepaid expenses	35,767		39,518		31,916		34,580	117,209
Other receivables	191		—		—		—	—

Total assets	5,447,956		621,108,108		196,189,597		404,365,306	1,735,550,105

Liabilities:
Securities sold short, at value (proceeds $1,354,878)	1,248,914		—		—		—	—
Payable for dividends and interest on securities sold short	761		—		—		—	—
Payable for return of securities lending collateral	389,035		—		—		43,444,394	—
Payable for investments purchased	—		2,905,000		3,249,779		3,399,961	15,249,164
Payable for capital stock redeemed	—		1,988,215		92,502		280,576	2,040,087
Payable for foreign tax expense	382		—		—		—	—
Payable to affiliates, net (Note 6)	—		128,125		35,279		82,776	626,271
Payable for income distribution	—		186,176		127,391		135,502	619,074
Other liabilities	17,686		53,935		37,258		50,686	73,645

Total liabilities	1,656,778		5,261,451		3,542,209		47,393,895	18,608,241

Total net assets	$3,791,178		$615,846,657		$192,647,388		$356,971,411	$1,716,941,864

Net assets consist of:
Paid-in capital	$3,787,875		$615,358,317		$191,125,880		$359,348,907	$1,640,326,945
Net unrealized appreciation (depreciation) on investments and foreign currency translation	26,470		393,089		1,521,400		(279,059)	73,551,758
Accumulated net realized gain (loss) on investments and foreign currency transactions	(19,773)		106,489		(8,777)		(1,594,594)	2,989,419
Undistributed net investment income (distributions in excess of net investment income)	(3,394)		(11,238)		8,885		(503,843)	73,742

Total net assets	$3,791,178		$615,846,657		$192,647,388		$356,971,411	$1,716,941,864

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$10.08		$10.23		$9.33	$11.44
Advisor class of shares:
Net asset value and redemption proceeds per share	10.05		10.08		10.23		9.33	11.44
Offering price per share	10.58	(4)	10.29	(6)	10.44	(6)	9.52 (6)	11.85	(5)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.06		10.07		10.23		9.35	11.44

Net assets:
Investor class of shares	$—		$59,895,425		$14,933,947		$59,215,924	$1,212,244,685
Advisor class of shares	388,056		33,866		733,901		25,265	1,424,378
Institutional class of shares	3,403,122		555,917,366		176,979,540		297,730,222	503,272,801

Total net assets	$3,791,178		$615,846,657		$192,647,388		$356,971,411	$1,716,941,864

Shares outstanding:
Investor class of shares	—		5,943,952		1,460,157		6,346,087	105,936,585
Advisor class of shares	38,630		3,361		71,761		2,708	124,476
Institutional class of shares	338,323		55,199,521		17,292,959		31,845,231	43,993,883

Total shares outstanding	376,953		61,146,834		18,824,877		38,194,026	150,054,944

Investments, at cost:
Investments in unaffiliated issuers	$5,463,237		$611,555,780		$177,469,634		$393,009,808	$1,634,167,638
Cash sweep investments in affiliated issuers	—		456,185		10,834,960		9,879,660	4,285,672
Investments in other affiliated issuers	—		—		855,020		—	5,042,958

Total investments, at cost	$5,463,237		$612,011,965		$189,159,614		$402,889,468	$1,643,496,268

(1)	Fund inception date is September 17, 2015.
(2)	Including $376,562 and $42,190,451, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies is $647.
(4)	Computation of offering price per share 100/95 of net asset value.
(5)	Computation of offering price per share 100/96.5 of net asset value.
(6)	Computation of offering price per share 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$108,928,685	$99,696,236 (1)	$202,411,873 (1)	$1,118,040,840 (1)	$65,831,900
Cash sweep investments in affiliated issuers, at value	5,060,744	3,191,859	16,479,145	29,508,896	1,982,375
Deposit held at broker	—	100,000	250,000	250,000	—
Dividends and interest receivable	345,563	598,134	2,519,478	7,254,897	1,120,690
Receivable for investments sold	651	—	—	—	681,936
Receivable for capital stock sold	161,121	13,635	704,754	1,320,419	40,199
Prepaid expenses	22,438	16,723	42,831	64,654	17,525

Total assets	114,519,202	103,616,587	222,408,081	1,156,439,706	69,674,625

Liabilities:
Payable for return of securities lending collateral	—	20,215,637	26,880,604	204,105,705	—
Payable for investments purchased	—	—	4,405,891	5,341,234	604,178
Payable for capital stock redeemed	19,413	621,786	353,527	623,678	20,806
Payable to affiliates, net (Note 6)	47,928	28,576	60,023	316,094	26,205
Payable for income distribution	43,121	45,470	283,270	159,191	21,927
Other liabilities	40,829	27,865	37,078	65,086	25,017

Total liabilities	151,291	20,939,334	32,020,393	210,610,988	698,133

Total net assets	$114,367,911	$82,677,253	$190,387,688	$945,828,718	$68,976,492

Net assets consist of:
Paid-in capital	$116,890,192	$108,581,240	$208,797,378	$982,411,400	$76,604,281
Net unrealized appreciation (depreciation) on investments	2,504,750	(3,436,147)	(17,520,479)	(33,985,480)	(1,545,829)
Accumulated net realized loss on investments	(4,710,846)	(22,433,628)	(886,513)	(2,393,917)	(6,072,573)
Distributions in excess of net investment income	(316,185)	(34,212)	(2,698)	(203,285)	(9,387)

Total net assets	$114,367,911	$82,677,253	$190,387,688	$945,828,718	$68,976,492

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.35	$—	$11.70	$11.15	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	9.35	10.08	11.70	11.15	8.88
Offering price per share(2)	9.69	10.45	12.12	11.55	9.20
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.34	10.06	11.68	11.15	8.88

Net assets:
Investor class of shares	$89,021,627	$—	$78,485,955	$517,286,249	$—
Advisor class of shares	27,861	24,284,921	88,596	961,733	42,363,972
Institutional class of shares	25,318,423	58,392,332	111,813,137	427,580,736	26,612,520

Total net assets	$114,367,911	$82,677,253	$190,387,688	$945,828,718	$68,976,492

Shares outstanding:
Investor class of shares	9,521,295	—	6,710,277	46,393,554	—
Advisor class of shares	2,980	2,410,373	7,575	86,254	4,769,119
Institutional class of shares	2,710,092	5,801,831	9,569,940	38,358,453	2,997,643

Total shares outstanding	12,234,367	8,212,204	16,287,792	84,838,261	7,766,762

Investments, at cost:
Investments in unaffiliated issuers	$106,423,935	$103,132,383	$219,932,352	$1,152,026,320	$67,377,729
Cash sweep investments in affiliated issuers	5,060,744	3,191,859	16,479,145	29,508,896	1,982,375

Total investments, at cost	$111,484,679	$106,324,242	$236,411,497	$1,181,535,216	$69,360,104

(1)	Including $19,632,149, $26,104,744 and $198,214,567, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$694,105,547	$696,526,476	$3,670,082,350
Cash	—	1,000	13,871
Dividends and interest receivable	377,403	332,545	520,726
Receivable for capital stock sold	—	—	11,873,506
Prepaid expenses	48,603	38,293	90,306

Total assets	694,531,553	696,898,314	3,682,580,759

Liabilities:
Payable for investments purchased	—	16,410,755	—
Payable to affiliates, net (Note 6)	84,806	50,692	761,473
Payable for income distribution	49,871	59,249	569,098
Other liabilities	33,691	38,985	101,798

Total liabilities	168,368	16,559,681	1,432,369

Total net assets	$694,363,185	$680,338,633	$3,681,148,390

Net assets consist of:
Paid-in capital	$694,363,185	$680,297,565	$3,681,172,353
Accumulated net realized gain on investments	—	45,428	—
Distributions in excess of net investment income	—	(4,360)	(23,963)

Total net assets	$694,363,185	$680,338,633	$3,681,148,390

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00

Net assets:
Investor class of shares	$110,552,592	$152,357,461	$1,195,486,431
Premier class of shares	583,810,593	527,981,172	2,485,661,959

Total net assets	$694,363,185	$680,338,633	$3,681,148,390

Shares outstanding:
Investor class of shares	110,552,969	152,347,112	1,195,700,090
Premier class of shares	583,810,216	527,978,121	2,485,736,881

Total shares outstanding	694,363,185	680,325,233	3,681,436,971

Investments, at cost:
Investments in unaffiliated issuers	$694,105,547	$696,526,476	$3,670,082,350

Total investments, at cost	$694,105,547	$696,526,476	$3,670,082,350

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$936,707	$1,842,149	$3,282,923 (1)	$1,382,214 (1)	$2,338,708
Affiliated issuers	1,664	1,726	3,135	2,402	3,644
Net securities lending income (Note 6)	40,864	47,453	106,005	67,674	83,975

Total income	979,235	1,891,328	3,392,063	1,452,290	2,426,327

Expenses:
Investment advisory fees (Note 6)	221,939	284,736	858,069	707,255	909,979
Shareholder servicing fees (Note 6)	—	—	193,748	195,240	208,955
Administration fees (Note 6)	66,582	85,421	202,857	166,524	192,507
Portfolio accounting fees	26,185	29,751	58,276	51,751	65,536
Recordkeeping fees	8,350	8,606	29,250	37,429	40,671
Custodian fees (Note 6)	1,967	2,521	5,987	4,913	5,879
Registration fees	17,912	23,896	27,354	29,367	33,323
Professional fees	12,234	12,234	12,414	12,414	12,414
Printing and postage	1,482	17,758	16,373	16,173	20,085
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 6):
Advisor class	4,499	93,228	36	183	36
Retirement class R-3	—	—	—	—	62
Miscellaneous	3,871	3,941	4,536	4,599	5,207

Total expenses	371,140	568,211	1,415,019	1,231,967	1,500,773

Deduct:
Expense waivers (Note 6)	(78,120)	(104,826)	(25,063)	(51,678)	—

Net expenses	293,020	463,385	1,389,956	1,180,289	1,500,773

Net investment income	686,215	1,427,943	2,002,107	272,001	925,554

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(967,249)	(2,291,662)	(2,727,618)	6,638,730	10,634,759
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,423,591	108,985	(13,054,973)	(8,214,697)	(34,595,940)

Net realized and unrealized gain (loss) on investments	1,456,342	(2,182,677)	(15,782,591)	(1,575,967)	(23,961,181)

Change in net assets resulting from operations	$2,142,557	$(754,734)	$(13,780,484)	$(1,303,966)	$(23,035,627)

(1)	Net of foreign taxes withheld of $469 and $7,190, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,526,637 (1)	$614,692	$39,210	$2,158,693 (1)	$318,314 (1)
Affiliated issuers	3,906	1,830	137	10,708	—
Interest income	—	—	—	—	843
Net securities lending income (Note 6)	68,815	30,551	4,207	321,307	12,826

Total income	1,599,358	647,073	43,554	2,490,708	331,983

Expenses:
Investment advisory fees (Note 6)	638,016	307,131	21,010	2,622,168	97,576
Shareholder servicing fees (Note 6)	141,962	—	—	312,231	—
Administration fees (Note 6)	139,694	66,952	4,849	416,620	22,518
Portfolio accounting fees	55,402	35,915	15,348	85,501	45,524
Recordkeeping fees	37,869	20,320	7,169	28,184	7,102
Custodian fees (Note 6)	4,120	1,984	143	12,287	1,117
Registration fees	32,943	33,434	18,671	20,888	16,883
Professional fees	12,414	12,234	12,234	12,414	12,363
Printing and postage	22,695	18,997	1,194	34,158	1,214
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 6):
Advisor class	35	87,509	775	—	189
Retirement class R-3	58	101	—	—	—
Miscellaneous	5,033	4,476	3,570	6,854	9,629

Total expenses	1,096,360	595,172	91,082	3,557,424	220,234

Deduct:
Expense waivers (Note 6)	(32,227)	(63,907)	(61,167)	—	(89,716)

Net expenses	1,064,133	531,265	29,915	3,557,424	130,518

Net investment income (loss)	535,225	115,808	13,639	(1,066,716)	201,465

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(3,495,669)	2,861,543	(90,637)	(79,377,371)	(116,464)
Foreign currency transactions	—	—	—	—	(11,332)

Total net realized gain (loss)	(3,495,669)	2,861,543	(90,637)	(79,377,371)	(127,796)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(29,869,637)	(10,690,489)	(75,412)	(43,408,901)	433,290
Foreign currency translations	—	—	—	—	(682)

Total net change in unrealized appreciation (depreciation)	(29,869,637)	(10,690,489)	(75,412)	(43,408,901)	432,608

Net realized and unrealized gain (loss) on investments and foreign currency	(33,365,306)	(7,828,946)	(166,049)	(122,786,272)	304,812

Change in net assets resulting from operations	$(32,830,081)	$(7,713,138)	$(152,410)	$(123,852,988)	$506,277

(1)	Net of foreign taxes withheld of $3,856, $2,006 and $22,647, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Disciplined International Equity Fund (1)	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$405,166 (2)	$6,867,581 (2)	$827,803	(2)	$553	$759,139 (2)
Interest income	—	—	—		222,196	278,192
Net securities lending income (Note 6)	932	205,476	12,366		1,703	—

Total income	406,098	7,073,057	840,169		224,452	1,037,331

Expenses:
Investment advisory fees (Note 6)	159,557	2,473,196	650,388		20,351	690,565
Shareholder servicing fees (Note 6)	—	112,627	—		—	—
Administration fees (Note 6)	39,889	501,364	108,398		5,550	60,660
Portfolio accounting fees	21,768	60,858	25,814		24,837	194,984
Recordkeeping fees	9,456	251,155	9,339		6,612	10,138
Custodian fees (Note 6)	47,738	216,184	135,942		1,993	126,539
Registration fees	27,154	49,737	22,842		16,097	9,911
Professional fees	9,773	12,589	15,355		13,859	33,026
Printing and postage	2,365	16,813	18,124		1,208	1,887
Directors’ fees	5,673	6,119	6,119		6,119	6,119
Interest expense and dividends on securities sold short	—	—	—		—	357,105
Distribution services fees (Note 6):
Advisor class	115	937	80,698		4,653	731
Retirement class R-3	—	55	—		—	—
Miscellaneous	4,727	17,530	12,782		4,684	4,211

Total expenses	328,215	3,719,164	1,085,801		105,963	1,495,876

Deduct:
Expense waivers (Note 6)	(88,765)	(245,719)	(170,670)		(71,090)	(345,451)

Net expenses	239,450	3,473,445	915,131		34,873	1,150,425

Net investment income (loss)	166,648	3,599,612	(74,962)		189,579	(113,094)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized loss on transactions from:
Investments in unaffiliated issuers	(649,469)	(8,989,693)	(6,022,581	)(3)	(70,122)	(3,181,410)
Foreign currency transactions	(349,872)	(225,057)	(357,510)		(1,768)	(31,621)
Forward contracts	—	—	—		—	11,891
Futures contracts	—	—	—		—	(864,523)
Purchased options	—	—	—		—	195,265
Written options	—	—	—		—	434,072
Short sales	—	—	—		—	2,085,591

Total net realized loss	(999,341)	(9,214,750)	(6,380,091)		(71,890)	(1,350,735)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,134,534)	(19,064,567)	1,350,316		(429,197)	(3,102,347)
Futures contracts	—	—	—		—	83,379
Forward contracts	—	—	—		—	147,982
Purchased options	—	—	—		—	(193,023)
Written options	—	—	—		—	556,835
Short sales	—	—	—		—	784,042
Foreign currency translations	(1,223)	28,771	1,952		113	133,815

Total net change in unrealized appreciation (depreciation)	(6,135,757)	(19,035,796)	1,352,268		(429,084)	(1,589,317)

Net realized and unrealized loss on investments, options, futures contracts and foreign currency	(7,135,098)	(28,250,546)	(5,027,823)		(500,974)	(2,940,052)

Change in net assets resulting from operations	$(6,968,450)	$(24,650,934)	$(5,102,785)		$(311,395)	$(3,053,146)

(1)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.
(2)	Net of foreign taxes withheld of $19,416, $537,527, $89,442 and $334, respectively.
(3)	Net of foreign taxes withheld of $24,924, $24,924 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Global Long/Short Equity Fund (1)	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$19,827 (2)	$—	$—	$134,025	$349,571
Affiliated issuers	—	2,118	5,221	5,328	16,173
Interest income	—	3,065,367	1,198,932	2,133,481	23,664,659
Net securities lending income (Note 6)	52	—	—	40,536	—

Total income	19,879	3,067,485	1,204,153	2,313,370	24,030,403

Expenses:
Investment advisory fees (Note 6)	11,629	554,446	144,633	324,078	1,031,977
Shareholder servicing fees (Note 6)	—	77,393	24,628	79,315	1,591,369
Administration fees (Note 6)	1,744	525,850	110,258	259,626	1,331,655
Portfolio accounting fees	21,768	147,141	72,040	82,861	238,882
Recordkeeping fees	9,456	15,900	15,224	22,685	38,085
Custodian fees (Note 6)	20,202	15,516	3,259	7,667	39,324
Registration fees	27,154	31,046	29,300	28,381	91,725
Professional fees	9,773	14,469	14,469	14,469	14,469
Printing and postage	2,365	3,310	2,297	8,863	27,704
Directors’ fees	5,673	6,119	6,119	6,119	6,119
Interest expense and dividends on securities sold short	7,386	—	—	—	—
Distribution services fees (Note 6):
Advisor class	187	54	694	32	3,141
Miscellaneous	4,727	7,124	3,942	4,819	11,910

Total expenses	122,064	1,398,368	426,863	838,915	4,426,360

Deduct:
Expense waivers (Note 6)	(98,791)	(269,144)	(117,642)	(153,775)	(121,812)

Net expenses	23,273	1,129,224	309,221	685,140	4,304,548

Net investment income (loss)	(3,394)	1,938,261	894,932	1,628,230	19,725,855

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(35,319)	214,156	16,407	75,176	4,861,990
Foreign currency transactions	(11,608)	—	—	—	—
Short sales	27,154	—	—	—	—
Net realized gain on capital gains distributions from:
Investments in affiliated issuers	—	—	787	—	4,640

Total net realized gain (loss)	(19,773)	214,156	17,194	75,176	4,866,630
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	(79,480)	9,825	811,622	334,787	26,979,560
Investments in affiliated issuers	—	—	(845)	—	(4,980)
Short sales	105,964	—	—	—	—
Foreign currency translations	(14)	—	—	—	—

Total net change in unrealized appreciation	26,470	9,825	810,777	334,787	26,974,580

Net realized and unrealized gain on investments and foreign currency	6,697	223,981	827,971	409,963	31,841,210

Change in net assets resulting from operations	$3,303	$2,162,242	$1,722,903	$2,038,193	$51,567,065

(1)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.
(2)	Net of foreign taxes withheld of $1,141.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	$658	$1,944	$7,221	$23,658	$2,338
Interest income	1,817,563	1,405,077	5,416,367	18,432,168	2,165,407
Net securities lending income (Note 6)	—	21,251	51,395	130,072	—

Total income	1,818,221	1,428,272	5,474,983	18,585,898	2,167,745

Expenses:
Investment advisory fees (Note 6)	140,614	118,810	242,462	653,157	174,904
Shareholder servicing fees (Note 6)	115,551	—	137,087	706,554	—
Administration fees (Note 6)	86,813	71,444	190,775	763,425	52,471
Portfolio accounting fees	41,575	28,916	63,596	139,004	39,205
Recordkeeping fees	28,002	15,632	15,939	17,775	8,401
Custodian fees (Note 6)	2,563	2,108	5,623	22,528	1,549
Registration fees	21,308	18,852	31,106	44,555	20,002
Professional fees	15,495	15,226	15,496	15,496	15,226
Printing and postage	6,217	2,484	7,136	16,995	16,973
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 6):
Advisor class	33	32,868	61	890	52,307
Miscellaneous	4,097	3,829	5,084	8,490	3,624

Total expenses	468,387	316,288	720,484	2,394,988	390,781

Deduct:
Expense waivers (Note 6)	(34,209)	(21,458)	(64,480)	—	(111,099)

Net expenses	434,178	294,830	656,004	2,394,988	279,682

Net investment income	1,384,043	1,133,442	4,818,979	16,190,910	1,888,063

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	378,377	(403,732)	(803,426)	(2,324,343)	(4,208,467)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	351,552	(2,121,841)	(11,901,186)	(23,150,967)	94,946

Net realized and unrealized gain (loss) on investments	729,929	(2,525,573)	(12,704,612)	(25,475,310)	(4,113,521)

Change in net assets resulting from operations	$2,113,972	$(1,392,131)	$(7,885,633)	$(9,284,400)	$(2,225,458)

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$25,799	$10,342	$406,534
Interest income	602,320	467,851	5,809,420

Total income	628,119	478,193	6,215,954

Expenses:
Investment advisory fees (Note 6)	617,788	688,037	2,634,465
Shareholder servicing fees (Note 6)	134,130	193,072	1,454,677
Administration fees (Note 6)	101,868	113,449	607,066
Portfolio accounting fees	63,387	71,742	186,364
Recordkeeping fees	13,757	14,452	45,218
Custodian fees (Note 6)	13,679	15,238	81,519
Registration fees	31,621	34,210	53,199
Professional fees	13,954	16,522	16,522
Printing and postage	6,823	5,331	39,197
Directors’ fees	6,119	6,119	6,119
Miscellaneous	7,625	7,817	25,040

Total expenses	1,010,751	1,165,989	5,149,386

Deduct:
Expense waivers (Note 6)	(507,800)	(721,568)	(759,502)

Net expenses	502,951	444,421	4,389,884

Net investment income	125,168	33,772	1,826,070

Net realized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	—	221,124	4,287
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	—	1,226	—

Net realized gain on investments	—	222,350	4,287

Change in net assets resulting from operations	$125,168	$256,122	$1,830,357

(See Notes which are an integral part of the Financial Statements)

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Statements of Changes in Net Assets

	Low Volatility Equity Fund			Dividend Income Fund			Large-Cap Value Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income (loss)	$686,215	$1,029,150		$1,427,943	$3,017,712		$2,002,107	$2,459,040
Net realized gain (loss) on investments	(967,249)	3,091,790		(2,291,662)	7,674,193		(2,727,618)	31,924,904
Net change in unrealized appreciation (depreciation) on investments	2,423,591	(1,007,578)		108,985	(15,228,557)		(13,054,973)	(34,447,348)

Change in net assets resulting from operations	2,142,557	3,113,362		(754,734)	(4,536,652)		(13,780,484)	(63,404)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	(6,977	)(1)	—	(1,186,086	)(2)	(948,050)	(901,154)
Advisor class of shares	(25,881)	(4,349)		(826,241)	(431,612)		(171)	(168)
Institutional class of shares	(584,193)	(1,010,451)		(475,597)	(1,409,959)		(948,351)	(999,630)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	(39,615	)(1)	—	(4,222,585	)(2)	(16,736,440)	(12,652,370)
Advisor class of shares	(186,472)	(1,786)		(4,585,710)	(1,714)		(3,030)	(2,498)
Institutional class of shares	(2,310,319)	(3,826,363)		(2,265,424)	(3,470,285)		(12,497,099)	(11,211,505)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—

Change in net assets resulting from distributions to shareholders	(3,106,865)	(4,889,541)		(8,152,972)	(10,722,241)		(31,133,141)	(25,767,325)

Capital stock transactions:
Proceeds from sale of shares	30,679,985	34,066,885		10,561,304	105,157,269		49,060,813	76,243,337
Net asset value of shares issued to shareholders in payment of distributions declared	2,990,333	4,688,331		7,869,791	10,451,304		30,718,551	25,273,282
Cost of shares redeemed	(10,834,889)	(16,885,622)		(19,304,225)	(99,642,010)		(30,159,341)	(74,680,109)

Change in net assets resulting from capital stock transactions	22,835,429	21,869,594		(873,130)	15,966,563		49,620,023	26,836,510

Change in net assets	21,871,121	20,093,415		(9,780,836)	707,670		4,706,398	1,005,781

Net assets:
Beginning of period	77,953,522	57,860,107		119,808,150	119,100,480		251,307,462	250,301,681

End of period	$99,824,643	$77,953,522		$110,027,314	$119,808,150		$256,013,860	$251,307,462

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$223,056	$146,915		$485,590	$359,485		$980,267	$874,732

(1)	Reflects operations for the period from September 1, 2014, to May 19, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$272,001	$397,721	$925,554	$964,079	$535,225	$(982,669)	$115,808	$(135,737)
6,638,730	35,989,512	10,634,759	30,944,561	(3,495,669)	28,317,329	2,861,543	2,257,682

(8,214,697)	(17,793,146)	(34,595,940)	(41,027,357)	(29,869,637)	(30,951,900)	(10,690,489)	(8,437,907)

(1,303,966)	18,594,087	(23,035,627)	(9,118,717)	(32,830,081)	(3,617,240)	(7,713,138)	(6,315,962)

(172,029)	(46,157)	(666,348)	(218,425)	—	—	—	—
(108)	(11)	(109)	(31)	—	—	—	—
(227,954)	(316,730)	(560,197)	(359,452)	—	—	—	—
—	—	(32)	—	—	—	—	—
—	—	(68,013)	(88)	—	—	—	—

(23,424,642)	(16,187,273)	(17,282,806)	(21,590,475)	(17,888,356)	(16,700,632)	—	(3,753,213	)(2)
(14,660)	(3,860)	(2,836)	(3,095)	(4,458)	(3,530)	(2,966,991)	(1,447)
(9,138,591)	(18,306,862)	(8,980,221)	(16,682,449)	(11,158,688)	(18,349,361)	(864,410)	(901,472)
—	—	(2,517)	(3,100)	(3,577)	(3,467)	(1,046)	(1,439)
—	—	(830,126)	(3,100)	(3,575)	(3,467)	(22,642)	(1,439)

(32,977,984)	(34,860,893)	(28,393,205)	(38,860,215)	(29,058,654)	(35,060,457)	(3,855,089)	(4,659,010)

15,947,681	111,470,511	19,719,341	63,552,263	13,588,929	42,265,777	12,692,082	121,626,984

32,552,097	34,439,604	27,880,232	38,180,122	28,499,772	34,376,134	3,718,314	4,638,347
(45,911,066)	(123,442,486)	(41,841,599)	(101,837,128)	(30,994,805)	(96,911,614)	(16,201,140)	(105,569,640)

2,588,712	22,467,629	5,757,974	(104,743)	11,093,896	(20,269,703)	209,256	20,695,691

(31,693,238)	6,200,823	(45,670,858)	(48,083,675)	(50,794,839)	(58,947,400)	(11,358,971)	9,720,719

234,913,285	228,712,462	286,618,249	334,701,924	207,865,699	266,813,099	92,165,675	82,444,956

$203,220,047	$234,913,285	$240,947,391	$286,618,249	$157,070,860	$207,865,699	$80,806,704	$92,165,675

$269,426	$397,516	$293,978	$663,123	$(167,180)	$(702,405)	$38,959	$(76,849)

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income (loss)	$13,639	$5,778	$(1,066,716)	$(3,580,580)	$201,465	$92,774
Net realized gain (loss) on investments and foreign currency transactions	(90,637)	93,653	(79,377,371)	40,663,432	(127,796)	(26,315)
Net change in unrealized appreciation (depreciation) on investment and foreign currency translation	(75,412)	(131,581)	(43,408,901)	(45,106,843)	432,608	(71,030)

Change in net assets resulting from operations	(152,410)	(32,150)	(123,852,988)	(8,023,991)	506,277	(4,571)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	(864	)(1)
Advisor class of shares	—	—	—	—	(842)	(168)
Institutional class of shares	(8,676)	—	—	—	(276,907)	(33,606)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	(19,043,435)	(68,550,887)	—	(601	)(1)
Advisor class of shares	(4,815)	—	—	—	(5)	(117)
Institutional class of shares	(44,857)	—	(21,414,838)	(60,216,571)	(1,223)	(17,829)

Change in net assets resulting from distributions to shareholders	(58,348)	—	(40,458,273)	(128,767,458)	(278,977)	(53,185)

Capital stock transactions:
Proceeds from sale of shares	5,133,551	1,415,032	101,406,318	166,986,254	30,036,597	367,175
Net asset value of shares issued to shareholders in payment of distributions declared	55,327	—	38,844,689	121,850,268	278,762	53,034
Cost of shares redeemed	(1,400,003)	(699,241)	(152,431,569)	(301,057,602)	(10)	(153,917)
Redemption fees	—	—	—	—	—	—

Change in net assets resulting from capital stock transactions	3,788,875	715,791	(12,180,562)	(12,221,080)	30,315,349	266,292

Change in net assets	3,578,117	683,641	(176,491,823)	(149,012,529)	30,542,649	208,536

Net assets:
Beginning of period	4,261,279	3,577,638	646,068,058	795,080,587	4,286,082	4,077,546

End of period	$7,839,396	$4,261,279	$469,576,235	$646,068,058	$34,828,731	$4,286,082

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$9,744	$4,781	$(3,196,693)	$(2,129,977)	$155	$76,439

(1)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund	Pyrford International Stock Fund		LGM Emerging Markets Equity Fund			TCH Emerging Markets Bond Fund
Period Ended February 29, 2016 (2) (Unaudited)	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$166,648	$3,599,612	$11,929,205	$(74,962)	$1,852,065		$189,579	$384,376

(999,341)	(9,214,750)	(242,296)	(6,380,091)	1,015,506		(71,890)	119,447

(6,135,757)	(19,035,796)	(84,208,246)	1,352,268	(27,532,485)		(429,084)	(831,288)

(6,968,450)	(24,650,934)	(72,521,337)	(5,102,785)	(24,664,914)		(311,395)	(327,465)

—	(1,934,163)	(529,973)	—	(754,339	)(1)	—	(169,763	)(1)
—	(16,401)	(155)	(565,517)	(304)		(184,869)	(1,108)
—	(13,383,043)	(2,124,604)	(891,245)	(1,668,087)		(187,204)	(175,997)
—	(399)	(121)	—	—		—	—
—	(314,323)	(206)	—	—		—	—

—	—	—	—	—		—	(113,483	)(1)
—	—	—	—	—		(35,898)	(740)
—	—	—	—	—		(35,236)	(113,843)

—	(15,648,329)	(2,655,059)	(1,456,762)	(2,422,730)		(443,207)	(574,934)

78,921,216	79,808,717	524,295,353	14,991,073	113,611,622		6,501	4,064,723

—	7,286,600	2,287,805	1,293,613	2,136,875		443,206	574,934
(855,925)	(154,685,470)	(79,991,695)	(20,468,716)	(114,321,966)		(66,845)	(3,982,719)
—	7,644	3,177	87	261		—	—

78,065,291	(67,582,509)	446,594,640	(4,183,943)	1,426,792		382,862	656,938

71,096,841	(107,881,772)	371,418,244	(10,743,490)	(25,660,852)		(371,740)	(245,461)

—	725,331,499	353,913,255	148,999,898	174,660,750		7,694,480	7,939,941

$71,096,841	$617,449,727	$725,331,499	$138,256,408	$148,999,898		$7,322,740	$7,694,480

$166,648	$1,125,382	$13,174,099	$(75,466)	$1,456,258		$70,182	$252,676

Statements of Changes in Net Assets

	Alternative Strategies Fund		Global Long/Short Equity Fund	Ultra Short Tax-Free Fund
	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015 (1)	Period Ended February 29, 2016 (2) (Unaudited)	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(113,094)	$(275,413)	$(3,394)	$1,938,261	$4,390,268
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(1,350,735)	1,067,819	(19,773)	214,156	722,593
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(1,589,317)	542,428	26,470	9,825	(1,720,781)

Change in net assets resulting from operations	(3,053,146)	1,334,834	3,303	2,162,242	3,392,080

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	(101,182)	(237,646)
Advisor class of shares	—	—	—	(70)	(92)
Institutional class of shares	(80,732)	—	—	(1,837,009)	(4,152,530)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(57,924)	(2,132)
Advisor class of shares	(4,097)	—	—	(47)	(1)
Institutional class of shares	(965,757)	—	—	(615,255)	(21,209)

Change in net assets resulting from distributions to shareholders	(1,050,586)	—	—	(2,611,487)	(4,413,610)

Capital stock transactions:
Proceeds from sale of shares	72,736,692	36,088,693	3,787,875	192,109,884	766,804,855
Net asset value of shares issued to shareholders in payment of distributions declared	967,655	—	—	1,185,977	1,495,429
Cost of shares redeemed	(4,373,687)	(2,151,437)	—	(343,681,755)	(731,777,138)

Change in net assets resulting from capital stock transactions	69,330,660	33,937,256	3,787,875	(150,385,894)	36,523,146

Change in net assets	65,226,928	35,272,090	3,791,178	(150,835,139)	35,501,616

Net assets:
Beginning of period	35,272,090	—	—	766,681,796	731,180,180

End of period	$100,499,018	$35,272,090	$3,791,178	$615,846,657	$766,681,796

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(258,687)	$(64,861)	$(3,394)	$(11,238)	$(11,238)

(1)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015
(2)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$894,932	$1,662,632	$1,628,230	$2,911,608	$19,725,855	$37,901,124	$1,384,043	$2,994,424
17,194	342,639	75,176	196,403	4,866,630	5,236,926	378,377	840,188
810,777	(369,319)	334,787	(1,491,738)	26,974,580	(5,850,199)	351,552	(670,112)

1,722,903	1,635,952	2,038,193	1,616,273	51,567,065	37,287,851	2,113,972	3,164,500

(109,525)	(320,815)	(326,043)	(881,646)	(13,744,888)	(26,563,637)	(1,322,102)	(2,865,537)
(3,010)	(676)	(135)	(296)	(27,104)	(46,467)	(379)	(729)
(782,397)	(1,341,165)	(1,807,254)	(2,437,768)	(5,953,863)	(11,291,168)	(362,820)	(737,426)

(53,401)	(6,928)	—	—	(2,043,712)	(121,985)	—	—
(1,269)	(6)	—	—	(3,906)	(219)	—	—
(280,303)	(28,169)	—	—	(788,345)	(43,436)	—	—

(1,229,905)	(1,697,759)	(2,133,432)	(3,319,710)	(22,561,818)	(38,066,912)	(1,685,301)	(3,603,692)

89,350,246	108,741,030	96,868,632	209,764,498	282,402,197	773,132,228	11,961,772	17,372,434
344,115	522,359	1,371,929	1,963,139	18,692,734	29,457,695	1,423,081	3,022,491
(28,415,921)	(81,843,010)	(72,468,590)	(98,286,430)	(426,005,381)	(390,430,836)	(16,832,480)	(36,955,253)

61,278,440	27,420,379	25,771,971	113,441,207	(124,910,450)	412,159,087	(3,447,627)	(16,560,328)

61,771,438	27,358,572	25,676,732	111,737,770	(95,905,203)	411,380,026	(3,018,956)	(16,999,520)

130,875,950	103,517,378	331,294,679	219,556,909	1,812,847,067	1,401,467,041	117,386,867	134,386,387

$192,647,388	$130,875,950	$356,971,411	$331,294,679	$1,716,941,864	$1,812,847,067	$114,367,911	$117,386,867

$8,885	$8,885	$(503,843)	$1,359	$73,742	$73,742	$(316,185)	$(14,927)

Statements of Changes in Net Assets

	TCH Intermediate Income Fund			TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$1,133,442	$2,729,628		$4,818,979	$8,115,410	$16,190,910	$28,988,864
Net realized gain (loss) on investments	(403,732)	522,798		(803,426)	1,721,663	(2,324,343)	5,137,972
Net change in unrealized appreciation (depreciation) on investments	(2,121,841)	(3,844,747)		(11,901,186)	(17,755,993)	(23,150,967)	(46,860,911)

Change in net assets resulting from operations	(1,392,131)	(592,321)		(7,885,633)	(7,918,920)	(9,284,400)	(12,734,075)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	(439,742	)(1)	(2,028,678)	(3,600,461)	(8,779,561)	(15,403,838)
Advisor class of shares	(296,456)	(184,867)		(986)	(721)	(11,197)	(6,047)
Institutional/Premier class of shares	(861,171)	(2,295,387)		(2,789,315)	(4,553,378)	(7,590,332)	(14,177,598)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—		(418,374)	(405,429)	(197,248)	(2,668,765)
Advisor class of shares	—	—		(93)	(91)	(295)	(127)
Institutional/Premier class of shares	—	—		(572,757)	(514,709)	(156,189)	(2,218,338)

Change in net assets resulting from distributions to shareholders	(1,157,627)	(2,919,996)		(5,810,203)	(9,074,789)	(16,734,822)	(34,474,713)

Capital stock transactions:
Proceeds from sale of shares	7,771,486	61,092,933		19,715,933	190,134,968	108,744,222	369,085,747
Net asset value of shares issued to shareholders in payment of distributions declared	809,246	2,063,283		3,698,679	6,210,848	15,495,321	31,818,510
Cost of shares redeemed	(28,741,239)	(99,406,202)		(119,449,796)	(79,378,889)	(227,867,154)	(218,938,744)

Change in net assets resulting from capital stock transactions	(20,160,507)	(36,249,986)		(96,035,184)	116,966,927	(103,627,611)	181,965,513

Change in net assets	(22,710,265)	(39,762,303)		(109,731,020)	99,973,218	(129,646,833)	134,756,725

Net assets:
Beginning of period	105,387,518	145,149,821		300,118,708	200,145,490	1,075,475,551	940,718,826

End of period	$82,677,253	$105,387,518		$190,387,688	$300,118,708	$945,828,718	$1,075,475,551

Distributions in excess of net investment income included in net assets at end of period	$(34,212)	$(10,027)		$(2,698)	$(2,698)	$(203,285)	$(13,105)

(1)	Reflects operations for the period from September 1, 2014, to May 19, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund			Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$1,888,063	$3,963,918		$125,168	$65,492	$33,772	$65,053	$1,826,070	$475,573
(4,208,467)	(1,863,055)		—	1,022	222,350	60,821	4,287	11,653
94,946	(4,162,348)		—	—	—	—	—	—

(2,225,458)	(2,061,485)		125,168	66,514	256,122	125,874	1,830,357	487,226

—	(1,340,611	)(2)	(5,362)	(12,960)	(7,728)	(13,614)	(103,582)	(130,308)
(1,108,744)	(795,951)		—	—	—	—	—	—
(779,319)	(1,827,356)		(119,806)	(52,532)	(27,270)	(55,106)	(1,722,488)	(345,265)

—	(943,476	)(2)	—	(200)	(40,847)	(12,785)	(1,345)	(11,392)
—	(583)		—	—	—	—	—	—
—	(816,183)		—	(822)	(139,262)	(44,369)	(2,942)	(22,454)

(1,888,063)	(5,724,160)		(125,168)	(66,514)	(215,107)	(125,874)	(1,830,357)	(509,419)

9,566,728	56,999,453		1,410,452,043	2,766,898,733	933,845,846	2,147,500,616	5,382,255,762	11,715,102,065
1,727,274	5,079,659		13,080	10,972	37,073	21,921	160,821	72,243
(11,220,479)	(58,906,170)		(1,284,989,368)	(2,731,202,400)	(910,642,710)	(2,075,540,945)	(5,574,146,663)	(11,167,584,776)

73,523	3,172,942		125,475,755	35,707,305	23,240,209	71,981,592	(191,730,080)	547,589,532

(4,039,998)	(4,612,703)		125,475,755	35,707,305	23,281,224	71,981,592	(191,730,080)	547,567,339

73,016,490	77,629,193		568,887,430	533,180,125	657,057,409	585,075,817	3,872,878,470	3,325,311,131

$68,976,492	$73,016,490		$694,363,185	$568,887,430	$680,338,633	$657,057,409	$3,681,148,390	$3,872,878,470

$(9,387)	$(9,387)		$—	$—	$(4,360)	$(3,134)	$(23,963)	$(23,963)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Large-Cap Value Fund
2016(8)	$15.23	$0.10	$(0.81)	$(0.71)	$(0.09)	$(1.61)	$(1.70)	$12.82	(5.39)%	1.15%	1.14%	1.37%	$146,727	23%
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	156,840	72
2014	14.54	0.11	3.57	3.68	(0.12)	(1.06)	(1.18)	17.04	26.47	1.23	1.23	0.70	131,012	68
2013(3)	12.21	0.13	2.37	2.50	(0.17)	—	(0.17)	14.54	20.65	1.27	1.24	1.00	111,769	71
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.30	1.24	1.10	76,786	127
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.29	1.24	0.78	67,845	55
Large-Cap Growth Fund
2016(8)	16.26	0.01	(0.05)	(0.04)	(0.02)	(2.37)	(2.39)	13.83	(1.12)	1.19	1.14	0.17	141,985	28
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.29	1.24	0.11	103,385	185
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.29	1.24	(0.14)	80,508	113
Mid-Cap Value Fund
2016(8)	15.02	0.04	(1.20)	(1.16)	(0.06)	(1.47)	(1.53)	12.33	(8.60)	1.23	1.23	0.58	149,905	12
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	178,631	27
2014	16.24	0.04	3.64	3.68	(0.06)	(2.20)	(2.26)	17.66	24.65	1.20	1.20	0.23	189,016	30
2013(3)	13.24	0.08	3.62	3.70	(0.08)	(0.62)	(0.70)	16.24	29.23	1.22	1.22	0.51	191,459	48
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.25	1.23	0.69	132,283	31
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.26	1.24	0.47	131,209	37
Mid-Cap Growth Fund
2016(8)	20.02	0.05	(3.00)	(2.95)	—	(2.88)	(2.88)	14.19	(16.42)	1.28	1.24	(0.48)	99,070	38
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	125,019	53
2014	22.94	(0.14)	4.19	4.05	—	(3.06)	(3.06)	23.93	19.16	1.22	1.22	(0.61)	121,928	57
2013(3)	20.11	(0.11)	4.21	4.10	—	(1.27)	(1.27)	22.94	21.40	1.22	1.22	(0.49)	107,410	58
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.25	1.24	(0.52)	95,884	69
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.30	1.23	(0.21)	92,911	79
Small-Cap Growth Fund
2016(8)	18.11	(0.06)	(3.34)	(3.40)	—	(1.24)	(1.24)	13.47	(19.68)	1.42	1.42	(0.51)	184,149	34
2015	22.31	(0.14)	(0.27)	(0.41)	—	(3.79)	(3.79)	18.11	(1.56)	1.40	1.40	(0.61)	307,052	59
2014	22.21	(0.08)	3.12	3.04	—	(2.94)	(2.94)	22.31	14.44	1.40	1.40	(0.36)	431,093	82
2013(3)	18.12	(0.17)	5.59	5.42	—	(1.33)	(1.33)	22.21	31.90	1.41	1.41	(0.87)	412,282	76
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.46	1.44	(0.83)	331,307	85
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.46	1.44	(0.90)	335,200	101
Pyrford International Stock Fund
2016(3)(8)	11.74	0.04	(0.51)	(0.47)	(0.24)	—	(0.24)	11.03	(4.05)	1.31	1.24	0.83	84,402	2
2015(3)	13.11	0.23	(1.52)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28	1.24	2.02	91,700	9
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12	81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23	51,265	15
2012(3)(6)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.39	1.24	3.55	39,938	13
Ultra Short Tax-Free Fund
2016(8)	10.08	0.02	0.01	0.03	(0.02)	(0.01)	(0.03)	10.08	0.26	0.63	0.55	0.33	59,896	28
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60	0.55	0.34	64,333	57
2014	10.04	0.06	0.05	0.11	(0.06)	(0.00)	(0.06)	10.09	1.10	0.59	0.55	0.57	67,617	86
2013	10.09	0.07	(0.04)	0.03	(0.08)	(0.00)	(0.08)	10.04	0.26	0.57	0.55	0.72	99,168	71
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.62	0.55	1.06	107,582	128
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	(0.00)	(0.14)	10.06	1.33	0.65	0.55	1.41	55,069	148

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Short Tax-Free Fund
2016(8)	$10.20	$0.06	$0.05	$0.11	$(0.06)	$(0.02)	$(0.08)	$10.23	1.08%	0.80%	0.55%	1.11%	$14,934	11%
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83	0.55	1.18	24,689	50
2014	9.95	0.13	0.25	0.38	(0.13)	—	(0.13)	10.20	3.86	0.87	0.55	1.30	25,442	69
2013(3)(7)	10.00	0.08	(0.05)	0.03	(0.08)	—	(0.08)	9.95	0.34	1.06	0.55	1.17	15,240	74
Short-Term Income Fund
2016(8)	9.33	0.03	0.02	0.05	(0.05)	—	(0.05)	9.33	0.51	0.69	0.60	0.74	59,216	14
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	67,376	29
2014	9.37	0.10	0.04	0.14	(0.11)	—	(0.11)	9.40	1.55	0.68	0.60	1.11	77,006	43
2013(3)	9.47	0.14	(0.09)	0.05	(0.15)	—	(0.15)	9.37	0.55	0.68	0.60	1.45	111,792	51
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.72	0.60	1.89	90,098	63
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.78	0.60	2.65	64,882	114
Intermediate Tax-Free Fund
2016(8)	11.26	0.12	0.20	0.32	(0.12)	(0.02)	(0.14)	11.44	2.86	0.57	0.55	2.16	1,212,245	25
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.70	0.55	3.02	730,555	53
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.88	0.55	3.44	385,220	59
Mortgage Income Fund
2016(8)	9.31	0.11	0.06	0.17	(0.13)	—	(0.13)	9.35	1.87	0.86	0.80	2.34	89,022	5
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.93	0.80	1.91	177,442	355
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.93	0.80	2.08	204,664	717
TCH Corporate Income Fund
2016(8)	12.33	0.23	(0.59)	(0.36)	(0.23)	(0.04)	(0.27)	11.70	(2.93)	0.71	0.59	3.71	78,486	24
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.80	0.79	3.55	47,507	79
2011(3)	12.48	0.49	0.18	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.88	0.80	3.95	17,542	48
TCH Core Plus Bond Fund
2016(8)	11.42	0.17	(0.26)	(0.09)	(0.18)	(0.00)	(0.18)	11.15	(0.81)	0.58	0.58	3.07	517,286	16
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77	0.77	3.43	94,648	84
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18	0.84	0.80	4.03	62,121	48

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Government Money Market Fund
2016(8)	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	0.54%	0.20%	0.01%	$110,552	—%
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.56	0.16	0.01	101,548	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.21	0.01	256,327	—
Tax-Free Money Market Fund
2016(8)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.53	0.13	0.01	152,358	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.30	0.01	121,613	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.54	0.43	0.03	160,882	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07	0.54	0.44	0.06	243,833	—
Prime Money Market Fund
2016(8)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.32	0.02	1,195,486	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.27	0.01	1,423,007	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.38	0.01	1,288,067	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.46	0.38	0.01	1,401,557	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(7)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(8)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Low Volatility Equity Fund
2016(12)	$12.81	$0.06	$0.23	$0.29	$(0.08)	$(0.36)	$(0.44)	$12.66	2.24%	1.07%	0.90%	1.41%	$4,416	21%
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2016(12)	12.59	0.15	(0.24)	(0.09)	(0.14)	(0.76)	(0.90)	11.60	(0.98)	0.72	0.90	2.43	72,198	28
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2016(12)	15.23	0.09	(0.80)	(0.71)	(0.09)	(1.61)	(1.70)	12.82	(5.39)	1.15	1.14	1.47	34	23
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2016(12)	16.26	—	(0.04)	(0.04)	(0.02)	(2.37)	(2.39)	13.83	(1.12)	1.19	1.14	0.25	311	28
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2016(12)	15.02	0.05	(1.21)	(1.16)	(0.06)	(1.47)	(1.53)	12.33	(8.60)	1.23	1.23	0.95	33	12
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2016(12)	20.02	0.06	(3.01)	(2.95)	—	(2.88)	(2.88)	14.19	(16.42)	1.28	1.24	0.52	26	38
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2016(12)	12.72	0.01	(1.02)	(1.01)	—	(0.52)	(0.52)	11.19	(8.32)	1.38	1.24	0.20	61,730	25
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2016(12)	10.41	0.01	(0.29)	(0.28)	—	(0.08)	(0.08)	10.05	(2.74)	3.03	1.15	0.22	562	36
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43
Global Low Volatility Equity Fund
2016(3)(12)	11.31	0.05	(0.07)	(0.02)	(0.06)	(0.00)	(0.06)	11.23	(0.16)	1.70	1.10	1.18	156	9
2015(3)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)	(0.13)	11.31	(0.28)	5.76	1.10	2.38	142	31
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55	1.10	1.53	26	29
Disciplined International Equity Fund
2016(3)(7)	10.00	0.01	(1.01)	(1.00)	—	—	—	9.00	(10.00)	1.48	1.15	0.48	170	19
Pyrford International Stock Fund
2016(3)(12)	11.74	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)	11.03	(4.05)	1.31	1.24	0.68	57	2
2015(3)	13.11	0.05	(1.34)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28	1.24	2.79	817	9
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28	1.24	1.95	25	6
LGM Emerging Markets Equity Fund
2016(3)(12)	12.12	(0.02)	(0.42)	(0.44)	(0.10)	—	(0.10)	11.58	(3.60)	1.64	1.40	(0.24)	63,889	12
2015(3)	14.30	0.08	(2.09)	(2.01)	(0.17)	—	(0.17)	12.12	(14.18)	1.59	1.40	2.01	63,966	25
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66	1.40	2.05	26	38

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
TCH Emerging Markets Bond Fund
2016(3)(12)	$9.89	$0.23	$(0.64)	$(0.41)	$(0.47)	$(0.09)	$(0.56)	$8.92	(4.13)%	2.97%		1.00%		5.05%	$3,659	24%
2015(3)	11.14	0.34	(0.79)	(0.45)	(0.48)	(0.32)	(0.80)	9.89	(4.11)	3.21		1.00		4.94	3,882	60
2014(3)(6)	10.80	0.12	0.22	0.34	—	—	—	11.14	3.15	2.42		1.00		4.26	26	72
Alternative Strategies Fund
2016(3)(12)	10.40	(0.14)	(0.24)	(0.38)	—	(0.10)	(0.10)	9.92	(3.71)	3.93	(9)	3.08	(9)	(1.14)	320	126
2015(3)(8)	10.00	(0.06)	0.46	0.40	—	—	—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119
Global Long/Short Equity Fund
2016(3)(7)	10.00	(0.01)	0.06	0.05	—	—	—	10.05	0.50	10.73	(11)	2.24	(11)	(0.53)	388	15
Ultra Short Tax-Free Fund
2016(12)	10.08	0.02	0.01	0.03	(0.02)	(0.01)	(0.03)	10.08	0.26	0.63		0.55		0.32	34	28
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59		0.55		0.50	25	86
Short Tax-Free Fund
2016(12)	10.20	0.06	0.05	0.11	(0.06)	(0.02)	(0.08)	10.23	1.08	0.79		0.55		1.08	734	11
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83		0.55		1.15	453	50
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83		0.55		1.29	25	69
Short-Term Income Fund
2016(12)	9.33	0.03	0.02	0.05	(0.05)	—	(0.05)	9.33	0.51	0.68		0.60		0.74	25	14
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69		0.60		1.02	25	29
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71		0.60		1.10	25	43
Intermediate Tax-Free Fund
2016(12)	11.26	0.12	0.20	0.32	(0.12)	(0.02)	(0.14)	11.44	2.86	0.57		0.55		2.16	1,424	25
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57		0.55		2.24	2,095	26
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60		0.55		2.41	2,044	35
Mortgage Income Fund
2016(12)	9.31	0.11	0.06	0.17	(0.13)	—	(0.13)	9.35	1.87	0.86		0.80		2.34	28	5
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93		0.80		2.36	26	44
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94		0.80		2.38	25	129
TCH Intermediate Income Fund
2016(12)	10.35	0.11	(0.26)	(0.15)	(0.12)	—	(0.12)	10.08	(1.51)	0.76		0.80		2.21	24,285	20
2015	10.65	0.20	(0.29)	(0.09)	(0.21)	—	(0.21)	10.35	(0.89)	0.90		0.80		2.01	27,579	58
2014(6)	10.61	0.05	0.04	0.09	(0.05)	—	(0.05)	10.65	0.88	0.90		0.80		1.90	25	118
TCH Corporate Income Fund
2016(12)	12.33	0.23	(0.59)	(0.36)	(0.23)	(0.04)	(0.27)	11.70	(2.93)	0.73		0.59		4.05	89	24
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70		0.59		2.83	25	26
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72		0.59		2.92	25	25
TCH Core Plus Bond Fund
2016(12)	11.42	0.17	(0.26)	(0.09)	(0.18)	(0.00)	(0.18)	11.15	(0.81)	0.58		0.58		3.11	962	16
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58		0.58		2.71	312	25
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60		0.59		2.74	25	44

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Monegy High Yield Bond Fund
2016	$9.41	$0.24	$(0.53)	$(0.29)	$(0.24)	$—	$(0.24)	$8.88	(3.11)%	1.22%	0.90%	5.30%	$42,364	27%
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.
(8)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(9)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 3.05% and 2.20%, respectively.
(10)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 4.61% and 2.20%, respectively.
(11)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 10.09% and 1.60%, respectively.
(12)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Low Volatility Equity Fund
2016(18)	$12.84	$0.10	$0.20	$0.30	$(0.09)	$(0.36)	$(0.45)	$12.69	2.33%	0.82%	0.65%	1.55%	$95,409	21%
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
2013(3)(9)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2016(18)	12.62	0.17	(0.25)	(0.08)	(0.15)	(0.76)	(0.91)	11.63	(0.85)	0.47	0.65	2.67	37,829	28
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
2012(3)(8)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.90	0.65	2.76	46,959	18
Large-Cap Value Fund
2016(18)	15.26	0.10	(0.80)	(0.70)	(0.12)	(1.61)	(1.73)	12.83	(5.34)	0.90	0.89	1.63	109,207	23
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	1.05	0.99	1.36	72,633	127
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	1.04	0.99	1.03	78,877	55
Large-Cap Growth Fund
2016(18)	16.39	0.04	(0.06)	(0.02)	(0.06)	(2.37)	(2.43)	13.94	(0.98)	0.93	0.89	0.42	60,877	28
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	1.04	0.99	0.35	89,138	185
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	1.04	0.99	0.11	103,598	113
Mid-Cap Value Fund
2016(18)	15.01	0.07	(1.21)	(1.14)	(0.09)	(1.48)	(1.57)	12.30	(8.52)	0.98	0.98	0.86	80,875	12
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	1.00	0.98	0.94	103,596	31
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	1.01	0.99	0.71	108,425	37
Mid-Cap Growth Fund
2016(18)	20.51	0.06	(3.07)	(3.01)	—	(2.88)	(2.88)	14.62	(16.31)	1.03	0.99	0.72	57,933	38
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	1.00	0.99	(0.27)	131,501	69
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.98	0.10	161,539	79
Small-Cap Value Fund
2016(18)	12.84	0.03	(1.03)	(1.00)	—	(0.52)	(0.52)	11.32	(8.16)	1.13	0.99	0.45	18,363	25
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	1.50	0.99	0.34	4,135	58
2011(3)(7)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	1.56	0.99	0.04	2,814	21

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Small-Cap Core Fund
2016(18)	$10.45	$0.01	$(0.28)	$(0.27)	$(0.01)	$(0.08)	$(0.09)	$10.09	(2.59)%	2.78%		0.90%		0.44%	$7,277	36%
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77		0.90		0.17	3,632	64
2014(12)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75		0.90		(0.03)	3,030	43
Small-Cap Growth Fund
2016(18)	18.60	(0.01)	(3.49)	(3.50)	—	(1.24)	(1.24)	13.86	(19.65)	1.17		1.17		(0.29)	285,427	34
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16		1.16		(0.62)	297,065	76
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.21		1.19		(0.59)	224,964	85
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.21		1.19		(0.56)	193,655	101
Global Low Volatility Equity Fund
2016(3)(18)	11.34	(0.11)	0.11	—	(0.09)	(0.00)	(0.09)	11.25	(0.01)	1.45		0.85		1.34	34,673	9
2015(3)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)	(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(3)(11)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76	3,947	29
Discipline International Equity Fund
2016(3)(14)	10.00	0.02	(1.02)	(1.00)	—	—	—	9.00	(10.00)	1.23		0.90		0.63	70,927	19
Pyrford International Stock Fund
2016(3)(18)	11.78	0.08	(0.53)	(0.45)	(0.27)	—	(0.27)	11.06	(3.87)	1.06		0.99		1.09	519,591	2
2015(3)	13.14	0.22	(1.48)	(1.26)	(0.10)	—	(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09		0.99		2.63	159,985	15
2012(3)(8)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	1.14		0.99		3.83	77,791	13
LGM Emerging Markets Equity Fund
2016(3)(18)	12.16	0.01	(0.44)	(0.43)	(0.13)	—	(0.13)	11.60	(3.51)	1.39		1.15		0.00	74,367	12
2015(3)	14.33	0.16	(2.13)	(1.97)	(0.20)	—	(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40		1.15		2.41	84,760	29
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.70		1.18		2.15	42,949	83
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.61		1.25		0.85	37,164	34
TCH Emerging Markets Bond Fund
2016(3)(18)	9.90	0.24	(0.63)	(0.39)	(0.49)	(0.09)	(0.58)	8.93	(3.97)	2.72		0.85		5.20	3,664	24
2015(3)	11.16	0.51	(0.96)	(0.45)	(0.49)	(0.32)	(0.81)	9.90	(4.04)	2.96		0.85		4.96	3,812	60
2014(3)(11)	10.00	0.44	0.84	1.28	(0.12)	—	(0.12)	11.16	12.89	2.85		0.85		4.52	3,961	72
Alternative Strategies Fund
2016(3)(18)	10.42	0.00	(0.38)	(0.38)	(0.01)	(0.09)	(0.10)	9.94	(3.63)	3.68	(15)	2.83	(15)	(0.27)	100,179	126
2015(3)(13)	10.00	(0.08)	0.50	0.42	—	—	—	10.42	4.20	4.69	(16)	2.47	(16)	(1.11)	34,261	119
Global Long/Short Equity Fund
2016(3)(14)	10.00	(0.01)	0.07	0.06	—	—	—	10.06	0.60	10.48	(17)	1.99	(17)	(0.28)	3,403	15
Ultra Short Tax-Free Fund
2016(18)	10.08	0.03	(0.00)	0.03	(0.03)	(0.01)	(0.04)	10.07	0.28	0.38		0.30		0.58	555,917	28
2015	10.09	0.06	(0.01)	0.05	(0.06)		(0.06)	10.08	0.50	0.35		0.30		0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34		0.30		0.82	663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32		0.30		0.97	739,246	71
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.37		0.30		1.32	682,788	128
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	(0.00)	(0.17)	10.06	1.58	0.40		0.30		1.64	368,540	148

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Short Tax-Free Fund
2016(18)	$10.20	$0.06	$0.06	$0.12	$(0.06)	$(0.03)	$(0.09)	$10.23	1.16%	0.54%	0.40%	1.23%	$176,979	11%
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58	0.40	1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62	0.40	1.45	78,050	69
2013(3)(10)	10.00	0.10	(0.05)	(0.05)	0.10	—	(0.10)	9.95	0.45	0.81	0.40	1.33	34,138	74
Short-Term Income Fund
2016(18)	9.35	0.05	0.01	0.06	(0.06)	—	(0.06)	9.35	0.64	0.44	0.35	0.99	297,730	14
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70	117,378	51
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.47	0.35	2.16	101,182	63
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.52	0.35	2.93	86,591	114
Intermediate Tax-Free Fund
2016(18)	11.26	0.13	0.20	0.33	(0.13)	(0.02)	(0.15)	11.44	2.97	0.32	0.32	2.39	503,273	25
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	0.45	3.10	345,109	55
2011(3)(6)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.56	0.50	3.54	166,269	59
Mortgage Income Fund
2016(18)	9.31	0.12	0.05	0.17	(0.14)	—	(0.14)	9.34	1.88	0.61	0.55	2.59	25,318	5
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.68	0.55	2.16	41,528	355
2011(3)	10.08	0.24	0.24	0.48	(0.23)	(0.30)	(0.53)	10.03	4.99	0.67	0.55	2.33	47,101	717
TCH Intermediate Income Fund
2016(18)	10.34	0.13	(0.28)	(0.15)	(0.13)	—	(0.13)	10.06	(1.48)	0.51	0.55	2.45	58,392	20
2015	10.64	0.21	(0.28)	(0.07)	(0.23)	—	(0.23)	10.34	(0.64)	0.65	0.55	2.03	77,809	58
2014	10.28	0.21	0.36	0.57	(0.21)	—	(0.21)	10.64	5.63	0.65	0.55	2.03	110,824	118
2013(3)	10.51	0.15	(0.23)	(0.08)	(0.15)	—	(0.15)	10.28	(0.74)	0.64	0.55	1.45	95,908	248
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.67	0.55	1.99	113,933	190
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.68	0.55	2.03	102,730	445
TCH Corporate Income Fund
2016(18)	12.32	0.23	(0.59)	(0.36)	(0.23)	(0.05)	(0.28)	11.68	(2.95)	0.46	0.46	3.87	111,813	24
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	(0.75)	12.37	0.54	0.50	0.50	3.36	93,490	123
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.55	0.54	3.88	91,611	79
2011(3)	12.48	0.52	0.17	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.63	0.55	4.18	76,263	48
TCH Core Plus Bond Fund
2016(18)	11.42	0.18	(0.26)	(0.08)	(0.19)	(0.00)	(0.19)	11.15	(0.68)	0.33	0.33	3.32	427,581	16
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52	0.52	3.68	63,697	84
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.59	0.55	4.28	47,398	48

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Monegy High Yield Bond Fund
2016(18)	$9.41	$0.25	$(0.53)	$(0.28)	$(0.25)	$—	$(0.25)	$8.88	(2.99)%	0.97%	0.65%	5.55%	$26,612	27%
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34
2012(3)(8)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.85	0.65	5.54	48,574	16

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from December 27, 2010 (inception date) to August 31, 2011.
(7)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(8)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(9)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(10)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(11)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(12)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(13)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(14)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.
(15)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 2.80% and 1.95%, respectively.
(16)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 4.38% and 1.95%, respectively.
(17)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 9.84% and 1.35%, respectively.
(18)	For the six months ended February 29, 2016 (Unaudited)

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (4)
										Gross Expenses	Net Expenses (2)	Net investment income (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
Government Money Market Fund
2016(5)	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	0.28%	0.16%	0.05%	$583,811	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31	0.16	0.01	334,571	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.30	0.17	0.04	244,082	—
Tax-Free Money Market Fund
2016(5)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.13	0.01	527,981	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.29	0.20	0.25	582,585	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31	0.28	0.20	0.30	613,935	—
Prime Money Market Fund
2016(5)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07	0.20	0.20	0.14	2,485,662	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.21	0.20	0.19	1,934,167	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19	0.21	0.20	0.19	2,164,483	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	For the six months ended February 29, 2016 (Unaudited)

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Mid-Cap Value Fund
2016(7)	$14.96	$0.02	$(1.21)	$(1.19)	$(0.02)	$(1.47)	$(1.49)	$12.28	(8.81)%	1.48%	1.48%	0.39%	$23	12%
2015	17.62	(0.01)	(0.59)	(0.60)	—	(2.06)	(2.06)	14.96	(3.80)	1.47	1.47	(0.06)	25	27
2014(6)	16.58	0.00	1.04	1.04	—	—	—	17.62	6.27	1.45	1.45	0.07	26	30
Mid-Cap Growth Fund
2016(7)	20.37	0.03	(3.05)	(3.02)	—	(2.88)	(2.88)	14.47	(16.48)	1.53	1.49	0.26	21	38
2015	24.34	(0.16)	(0.58)	(0.74)	—	(3.23)	(3.23)	20.37	(3.11)	1.50	1.49	(0.77)	25	53
2014(6)	23.30	(0.06)	1.10	1.04	—	—	—	24.34	4.46	1.49	1.49	(0.89)	26	57
Small-Cap Value Fund
2016(7)	12.76	0.01	(1.04)	(1.03)	—	(0.52)	(0.52)	11.21	(8.45)	1.63	1.49	0.02	67	25
2015	14.48	(0.08)	(0.83)	(0.91)	—	(0.81)	(0.81)	12.76	(6.43)	1.71	1.49	(0.62)	24	53
2014(6)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43
Pyrford International Stock Fund
2016(3)(7)	11.74	0.03	(0.51)	(0.48)	(0.21)	—	(0.21)	11.05	(4.17)	1.56	1.49	0.59	22	2
2015(3)	13.12	0.22	(1.54)	(1.32)	(0.06)	—	(0.06)	11.74	(10.06)	1.53	1.49	1.71	22	9
2014(3)(6)	13.15	0.06	(0.09)	(0.03)	—	—	—	13.12	(0.23)	1.53	1.49	1.70	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 29, 2016 (Unaudited)

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Large-Cap Value Fund
2016(7)	$13.81	$0.06	$(1.03)	$(0.97)	$—	$—	$—	$12.84	(7.02)%	0.62%	0.60%	2.53%	$46	23%
Large-Cap Growth Fund
2016(7)	14.75	0.02	(0.83)	(0.81)	—	—	—	13.94	(5.49)	0.65	0.60	0.74	47	28
Mid-Cap Value Fund
2016(8)	15.03	0.10	(1.24)	(1.14)	(0.12)	(1.47)	(1.59)	12.30	(8.47)	0.83	0.83	1.26	10,111	12
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(6)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2016(8)	20.55	0.08	(3.08)	(3.00)	—	(2.88)	(2.88)	14.67	(16.22)	0.88	0.84	0.91	21	38
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2016(8)	12.87	0.04	(1.04)	(1.00)	—	(0.52)	(0.52)	11.35	(8.14)	0.98	0.84	0.77	647	25
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2016(3)(8)	11.79	(0.03)	(0.41)	(0.44)	(0.29)	—	(0.29)	11.06	(3.83)	0.91	0.84	1.23	13,378	2
2015(3)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 29, 2015 (inception date) to February 29, 2016.
(8)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 29, 2016 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 29, 2016, the Corporation consisted of 43 portfolios. As of February 29, 2016, this annual report includes 28 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of February 29, 2016, the Corporation also consisted of 10 target retirement and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

(1)	Collectively referred to as the “International Funds”.

On December 22, 2015, the BMO Pyrford Global Equity Fund and BMO Multi-Asset Income Fund ceased operations and liquidated assets.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each

Notes to Financial Statements (continued)

trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

BMO Funds

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Notes to Financial Statements (continued)

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 29, 2016:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.468%	$55,870,612

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 29, 2016 (1):

Description	Value
American Honda Finance Corp., 0.660%, 7/29/2016(2)	$8,997,633
Bank of Nova Scotia, 0.718%, 5/12/2016(2)	7,495,545
Bank of Nova Scotia, 0.610%, 7/18/2016(2)	15,000,840
Blackrock Liquidity TempCash Money Market Fund, 0.205%	1,422,352
Blackrock Liquidity TempFund Money Market Fund, 0.371%	62,058,930
Chariot Funding LLC, 0.662%, 7/20/2016(2)	10,000,000
Chariot Funding LLC, 0.664%, 7/26/2016(2)	10,000,000
Chariot Funding LLC, 0.797%, 10/3/2016(2)	7,500,000
Chase Bank USA NA, 0.779%, 10/17/2016(2)	9,999,450
Chevron Corp., 0.511%, 5/18/2016(3)	7,490,437
Coca-Cola Co., 0.532%, 4/18/2016(3)	7,470,298
Coca-Cola Co., 0.552%, 4/20/2016(3)	7,471,010
Coca-Cola Co., 0.562%, 4/21/2016(3)	7,471,300
Coca-Cola Co., 0.613%, 5/16/2016(3)	4,977,210
Commonwealth Bank of Australia, 0.646%, 6/27/2016(2)	8,998,920
DNB ASA, 0.660%, 4/18/2016(2)	15,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.356%	1,022,448
Dreyfus Institutional Cash Advantage Money Market Fund, 0.279%	133,307
Erste Abwicklungsanstalt, 0.451%, 3/24/2016(3)	9,985,000
Erste Abwicklungsanstalt, 0.590%, 4/19/2016(2)	10,000,000
Erste Abwicklungsanstalt, 0.601%, 5/18/2016(3)	4,991,333
Fidelity Institutional Money Market Fund, 0.357%	100,031,861
Goldman Sachs Financial, 0.396%	55,737,661
HSBC Bank, PLC, 0.589%, 3/4/2016(2)	9,999,930
HSBC Bank, PLC, 0.608%, 6/8/2016(2)	9,999,770
HSBC Bank, PLC, 0.625%, 6/2/2016(2)	10,000,120
HSBC Bank, PLC, 0.853%, 9/6/2016(2)	7,500,000
JP Morgan Liquid Asset Money Market Fund, 0.383%	36,475,857
JP Morgan Securities LLC, 0.815%, 8/25/2016(2)	7,500,000
Jupiter Securitization Co., 0.662%, 7/21/2016(2)	15,000,000
Kells Funding LLC, 0.320%, 3/8/2016(3)	9,988,444

Description	Value
Kells Funding LLC, 0.390%, 3/10/2016(3)	$9,987,217
Kells Funding LLC, 0.431%, 3/14/2016(3)	7,484,950
Legacy Capital LLC, 0.621%, 3/14/2016(3)	4,492,947
Legacy Capital LLC, 0.680%, 4/11/2016(3)	9,983,569
Liberty Street Funding LLC, 0.401%, 3/7/2016(3)	4,492,500
Liberty Street Funding LLC, 0.461%, 4/18/2016(3)	9,976,744
Macquarie Bank Ltd., 0.568%, 4/8/2016(2)	4,999,860
Macquarie Bank Ltd., 0.620%, 3/21/2016(3)	4,999,965
Macquarie Bank Ltd., 0.770%, 6/9/2016(2)	15,000,000
Manhattan Asset Funding Co., 0.480%, 3/24/2016(3)	8,246,700
National Australia Bank Ltd., 0.759%, 8/4/2016(2)	9,000,000
National Australia Bank Ltd., 0.823%, 7/25/2016(2)	4,026,468
Nordea Bank, 0.536%, 5/16/2016(3)	7,490,192
Nordea Bank, 0.546%, 5/11/2016(3)	9,972,750
Old Line Funding Corp., 0.471%, 4/20/2016(3)	9,976,108
Old Line Funding Corp., 0.501%, 3/7/2016(3)	4,987,639
Old Line Funding Corp., 0.702%, 6/20/2016(3)	7,482,062
Old Line Funding Corp., 0.789%, 8/10/2016(2)	8,000,000
Reckitt Benckiser, 0.531%, 3/1/2016(3)	4,987,339
Reckitt Benckiser, 0.663%, 6/1/2016(3)	8,955,285
Regency Markets LLC, 0.430%, 3/21/2016(3)	7,497,492
Regency Markets LLC, 0.450%, 3/15/2016(3)	7,497,492
State Street Bank & Trust Co, 0.616%, 4/28/2016(2)	9,000,072
State Street Bank & Trust Co, 0.631%, 4/15/2016(2)	9,999,230
Sumitomo Mitsui Banking Corporation, 0.622%, 3/3/2016(2)	15,000,000
Suncorp Metway, 0.451%, 3/14/2016(3)	9,485,394
Suncorp Metway, 0.521%, 4/26/2016(3)	6,732,255
Suncorp Metway, 0.752%, 6/22/2016(3)	6,484,021
Suncorp Metway, 0.924%, 7/27/2016(3)	7,465,117
Svenska Handelsbaken, 0.325%, 3/7/2016(3)	9,987,722
Svenska Handelsbaken, 0.390%, 3/10/2016(3)	9,987,217
Svenska Handelsbaken, 0.461%, 3/26/2016(3)	7,482,750
Svenska Handelsbaken, 0.600%, 3/21/2016(2)	5,501,210
Swedbank, 0.451%, 4/6/2016(3)	4,489,931
Swedish Export Credit Corp., 0.783%, 8/17/2016(3)	4,978,767

BMO Funds

Description	Value
Thunder Bay Funding, LLC, 0.481%, 4/1/2016(3)	$9,975,733
Thunder Bay Funding, LLC, 0.491%, 3/22/2016(3)	9,985,028
Thunder Bay Funding, LLC, 0.501%, 3/7/2016(3)	7,481,146
Thunder Bay Funding, LLC, 0.789%, 8/10/2016(2)	8,000,000
Toronto Dominion Bank, 0.642%, 4/4/2016(2)	4,998,595
Toronto Dominion Bank, 0.792%, 7/13/2016(2)	2,831,408
Toronto Dominion Bank, 0.870%, 10/17/2016(2)	8,497,068
Toyota Motor Credit Corp., 0.431%, 4/1/2016(3)	7,483,965
Toyota Motor Credit Corp., 0.522%, 6/13/2016(2)	10,000,990
Toyota Motor Credit Corp., 0.682%, 7/15/2016(2)	7,500,000
Toyota Motor Credit Corp., 0.718%, 5/16/2016(2)	7,000,000
US Bank NA, 0.730%, 7/20/2016(2)	12,500,187
Victory Receivables Corp., 0.500%, 3/28/2016(3)	7,494,271
Wells Fargo Bank, 0.652%, 5/20/2016(2)	6,999,258

Description	Value
Wells Fargo Bank, 0.652%, 6/1/2016(2)	$7,499,287
Wells Fargo Bank, 0.660%, 4/8/2016(2)	4,998,300
Wells Fargo Bank, 0.670%, 7/5/2016(2)	5,000,085
Wells Fargo Bank, 0.790%, 7/12/2016(2)	10,000,180
Wells Fargo Bank, 0.870%, 10/13/2016(2)	9,500,104
Western Asset Institutional Cash Reserves Money Market Fund, 0.390%	13,444,355
Western Asset Institutional Liquid Reserves Money Market Fund, 0.421%	99,767,229
Westpac Banking Corp., 0.608%, 4/4/2016(2)	9,999,630
Westpac Banking Corp., 0.639%, 7/5/2016(3)	10,000,170
Westpac Banking Corp., 0.747%, 8/8/2016(2)	5,000,110
Other	317,101

Total	$1,042,124,821

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2016.
(3)	Each issue shows the rate of discount at the time of purchase.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of February 29, 2016.

Notes to Financial Statements (continued)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$96,669,587	$—	$—	$96,669,587
Short-Term Investments	1,983,408	44,437,641	—	46,421,049

Total	$98,652,995	$44,437,641	$—	$143,090,636

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$107,642,184	$—	$—	$107,642,185
Short-Term Investments	1,864,911	53,217,171	—	55,082,082

Total	$109,507,096	$53,217,171	$—	$162,724,267

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$251,126,400	$—	$—	$251,126,400
Short-Term Investments	3,040,230	118,168,144	—	121,208,374

Total	$254,166,630	$118,168,144	$—	$372,334,774

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$200,448,804	$—	$—	$200,448,804
Short-Term Investments	2,632,847	96,041,875	—	98,674,722

Total	$203,081,651	$96,041,875	$—	$299,123,526

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$235,376,717	$—	$—	$235,376,717
Short-Term Investments	5,813,262	115,481,432	—	121,294,694

Total	$241,189,979	$115,481,432	$—	$356,671,411

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$153,325,343	$—	$—	$153,325,343
Short-Term Investments	6,047,154	69,977,252	—	76,024,406

Total	$159,372,497	$69,977,252	$—	$229,349,749

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$78,710,566	$—	$—	$78,710,566
Short-Term Investments	1,572,727	31,739,073	—	33,311,800

Total	$80,283,293	$31,739,073	$—	$112,022,366

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$7,690,126	$—	$—	$7,690,126
Short-Term Investments	138,519	3,539,961	—	3,678,480

Total	$7,828,645	$3,539,961	$—	$11,368,606

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$452,341,273	$—	$—	$452,341,273
Short-Term Investments	16,610,248	214,875,932	—	231,486,180

Total	$468,951,521	$214,875,932	$—	$683,827,453

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$296,305	$—	$296,305
Belgium	—	323,616	—	323,616
Bermuda	945,124	55,421	—	1,000,545
Canada	2,686,043	—	—	2,686,043
Czech Republic	—	383,656	—	383,656
Denmark	—	106,241	—	106,241
France	—	51,862	—	51,862
Germany	—	1,203,283	—	1,203,283
Guernsey	605,799	—	—	605,799
Hong Kong	—	1,625,947	—	1,625,947
Hungary	—	145,660	—	145,660
Ireland	65,396	—	—	65,396
Israel	—	1,517,621	—	1,517,621
Italy	—	518,615	—	518,615
Japan	—	1,841,222	—	1,841,222
Malaysia	—	601,202	—	601,202
Netherlands	—	47,160	—	47,160
New Zealand	—	2,378,208	—	2,378,208
Philippines	—	593,534	—	593,534
Portugal	—	69,442	—	69,442
Singapore	—	2,800,300	—	2,800,300
South Korea	—	345,448	—	345,448
Switzerland	—	497,866	—	497,866
Taiwan	—	1,236,225	—	1,236,225
Thailand	254,578	231,707	—	486,285
United Kingdom	—	1,732,519	—	1,732,519
United States	10,938,466	—	—	10,938,466
Short-Term Investments	7,477,666	—	—	7,477,666

Total	$22,973,072	$18,603,060	$—	$41,576,132

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,856,537	$—	$3,856,537
Belgium	—	117,362	—	117,362
Bermuda	152,469	—	—	152,469
Denmark	—	4,861,952	—	4,861,952
Faroe Islands	—	209,917	—	209,917
Finland	—	1,215,785	—	1,215,785
France	—	10,972,863	—	10,972,863
Germany	—	4,318,511	—	4,318,511
Hong Kong	—	638,722	—	638,722
Ireland	315,513	—	—	315,513
Israel	—	651,070	—	651,070
Italy	—	399,699	—	399,699
Japan	—	14,513,326	—	14,513,326
Jersey	1,151,897	364,053	—	1,515,950
Marshall Islands	146,215	—	—	146,215
Netherlands	564,963	3,050,015	—	3,614,978
New Zealand	—	341,714	—	341,714
Norway	—	663,517	—	663,517
Singapore	—	1,505,879	—	1,505,879
Sweden	—	157,790	—	157,790
Switzerland	1,122,804	5,236,120	—	6,358,924
United Kingdom	—	13,067,227	—	13,067,227
Short-Term Investments	4,278,611	—	—	4,278,611

Total	$7,732,472	$66,142,059	$—	$73,874,531

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$60,253,420	$—	$60,253,420
Finland	—	6,723,856	—	6,723,856
Germany	—	34,310,977	—	34,310,977
Israel	—	9,150,561	—	9,150,561
Japan	—	56,049,201	—	56,049,201
Malaysia	—	25,177,435	—	25,177,435
Netherlands	—	27,728,750	—	27,728,750
Sweden	—	21,487,324	—	21,487,324
United Kingdom	—	96,721,426	—	96,721,426
Preferred Stocks(1)	—	9,272,805	—	9,272,805
Short-Term Investments	47,884,173	—	—	47,884,173

Total	$47,884,173	$599,273,655	$—	$647,157,828

BMO Funds

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,122,044	$5,699,713	$—	$7,821,757
Brazil	1,047,061	—	—	1,047,061
Cayman Islands	—	5,004,430	—	5,004,430
Chile	2,885,045	—	—	2,885,045
Egypt	3,917,005	1,396,820	—	5,313,825
Hong Kong	—	398,645	—	398,645
India	—	39,899,076	—	39,899,076
Indonesia	—	23,876,651	—	23,876,651
Kenya	—	1,325,914	—	1,325,914
Malaysia	—	735,667	—	735,667
Mexico	9,686,675	—	—	9,686,675
Nigeria	—	1,476,382	—	1,476,382
Philippines	—	13,004,578	—	13,004,578
Singapore	—	6,299,478	—	6,299,478
South Africa	—	4,106,945	—	4,106,945
South Korea	—	1,592,880	—	1,592,880
Taiwan	—	1,229,129	—	1,229,129
Thailand	945,544	—	—	945,544
Turkey	—	4,182,442	—	4,182,442
United States	695,852	—	—	695,852
Vietnam	—	1,226,198	—	1,226,198
Preferred Stocks(1)	774,023	—	—	774,023
Participation Notes	—	4,143,107	—	4,143,107
Short-Term Investments	8,473,222	—	—	8,473,222

Total	$30,546,471	$115,598,055	$—	$146,144,526

	TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,272,342	$—	$4,272,342
International Bonds	—	2,684,100	—	2,684,100
Short-Term Investments	1,432,209	—	—	1,432,209

Total	$1,432,209	$6,956,442	$—	$8,388,651

	Alternative Strategies Fund(2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$8,165,848	$—	$8,165,848
Common Stocks(1)	47,815,970	20,890	—	47,836,860
Convertible Bond	—	56,949	—	56,949
Corporate Bonds & Notes	—	2,049,274	—	2,049,274
Exchange Traded Funds	122,090	—	—	122,090
Limited Partnership Units	1,233,188	—	—	1,233,188
Purchased Options	315,299	—	—	315,299
U.S. Government & U.S. Government Agency Obligations	—	29,142	—	29,142
Short-Term Investments	28,352,779	9,998,540	—	38,351,319

Total	$77,839,326	$20,320,643	$—	$98,159,969

Liabilities-Short
Common Stocks(1)	$23,197,858	$1,001,500	$—	$24,199,358
Corporate Bonds & Notes	—	1,042,658	—	1,042,658
Exchange Traded Funds	4,213,966	—	—	4,213,966
Limited Partnership Units	89,577	—	—	89,577
Written Options	704,309	—	—	704,309

Total	$28,205,710	$2,044,158	$—	$30,249,868

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$65,180	$—	$65,180
Bermuda	207,769	46,671	—	254,440
Brazil	20,452	—	—	20,452
Canada	252,410	—	—	252,410
Cayman Islands	4,608	41,143	—	45,751
China	—	21,949	—	21,949
France	—	22,703	—	22,703
Germany	—	116,216	—	116,216
Greece	—	16,508	—	16,508
Hungary	—	31,268	—	31,268
Indonesia	—	9,257	—	9,257
Israel	—	88,651	—	88,651
Italy	—	31,242	—	31,242
Japan	—	210,368	—	210,368
Jersey	37,677	—	—	37,677
Luxembourg	10,589	—	—	10,589
Mexico	7,528	—	—	7,528
Netherlands	73,873	58,081	—	131,954
New Zealand	—	53,143	—	53,143
Poland	—	29,394	—	29,394
Singapore	—	38,590	—	38,590
South Korea	—	32,321	—	32,321
United Kingdom	—	322,647	—	322,647
United States	1,758,659	—	—	1,758,659
Short-Term Investments	1,774,860	—	—	1,774,860

Total	$4,148,425	$1,235,332	$—	$5,383,757

Liabilities-Short
Common Stocks
Australia	$—	$4,035	$—	$4,035
Canada	40,033	—	—	40,033
Cayman Islands	20,799	—	—	20,799
France	—	53,889	—	53,889
Germany	—	31,393	—	31,393
Japan	—	217,223	—	217,223
Netherlands	—	31,968	—	31,968
Norway	—	35,779	—	35,779
Spain	—	15,680	—	15,680
Sweden	—	29,982	—	29,982
United Kingdom	33,524	162,920	—	196,444
United States	571,689	—	—	571,689

Total	$666,045	$582,869	$—	$1,248,914

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$606,539,520	$—	$606,539,520
Mutual Funds	—	2,000,100	—	2,000,100
Short-Term Investments	456,185	3,409,249	—	3,865,434

Total	$456,185	$611,948,869	$—	$612,405,054

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$178,992,722	$—	$178,992,722
Mutual Funds	853,332	—	—	853,332
Short-Term Investments	10,834,960	—	—	10,834,960

Total	$11,688,292	$178,992,722	$—	$190,681,014

Notes to Financial Statements (continued)

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$71,914,880	$—	$71,914,880
Collateralized Mortgage Obligations	—	9,650,087	—	9,650,087
Commercial Mortgage Securities	—	8,964,784	—	8,964,784
Corporate Bonds & Notes	—	137,847,921	—	137,847,921
Mutual Funds	3,326,022	2,747,639	—	6,073,661
U.S. Government & U.S. Government Agency Obligations	—	109,247,691	—	109,247,691
U.S. Government Agency-Mortgage Securities	—	1,839,397	—	1,839,397
Short-Term Investments	9,879,660	47,192,328	—	57,071,988

Total	$13,205,682	$389,404,727	$—	$402,610,409

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,692,161,692	$—	$1,692,161,692
Mutual Funds	16,605,673	—	—	16,605,673
Short-Term Investments	8,280,661	—	—	8,280,661

Total	$24,886,334	$1,692,161,692	$—	$1,717,048,026

	Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$303,705	$—	$303,705
Collateralized Mortgage Obligations	—	14,872,991	—	14,872,991
Commercial Mortgage Securities	—	12,964,038	—	12,964,038
U.S. Government Agency-Mortgage Securities	—	80,787,952	—	80,787,952
Short-Term Investments	5,060,743	—	—	5,060,743

Total	$5,060,743	$108,928,686	$—	$113,989,429

	TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$42,230,473	$—	$42,230,473
U.S. Government & U.S. Government Agency Obligations	—	9,874,684	—	9,874,684
U.S. Government Agency-Mortgage Securities	—	27,375,442	—	27,375,442
Short-Term Investments	3,191,859	20,215,637	—	23,407,496

Total	$3,191,859	$99,696,236	$—	$102,888,095

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$169,815,899	$—	$169,815,899
Municipals	—	593,935	—	593,935
U.S. Government & U.S. Government Agency Obligations	—	5,121,435	—	5,121,435
Short-Term Investments	16,479,145	26,880,604	—	43,359,749

Total	$16,479,145	$202,411,873	$—	$218,891,018

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$504,896	$—	$504,896
Corporate Bonds & Notes	—	421,958,200	—	421,958,200
Municipals	—	356,361	—	356,361
U.S. Government & U.S. Government Agency Obligations	—	156,912,302	—	156,912,302
U.S. Government Agency-Mortgage Securities	—	334,203,376	—	334,203,376
Short-Term Investments	29,508,896	204,105,705	—	233,614,601

Total	$29,508,896	$1,118,040,840	$—	$1,147,549,736

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$65,831,900	$—	$65,831,900
Short-Term Investments	1,982,375	—	—	1,982,375

Total	$1,982,375	$65,831,900	$—	$67,814,275

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,000,000	$—	$—	$40,000,000
Repurchase Agreements	—	276,169,165	—	276,169,165
U.S. Government & U.S. Government Agency Obligations	—	377,936,382	—	377,936,382

Total	$40,000,000	$654,105,547	$—	$694,105,547

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$653,641,261	$—	$653,641,261
Mutual Funds	42,885,215	—	—	42,885,215

Total	$42,885,215	$653,641,261	$—	$696,526,476

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$605,500,648	$—	$605,500,648
Commercial Paper	—	2,441,623,118	—	2,441,623,118
Corporate Bonds & Notes	—	21,393,796	—	21,393,796
Municipals	—	46,205,000	—	46,205,000
Mutual Funds	250,000,000	—	—	250,000,000
Notes-Variable	—	15,001,263	—	15,001,263
Repurchase Agreements	—	290,358,525	—	290,358,525

Total	$250,000,000	$3,420,082,350	$—	$3,670,082,350

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation (depreciation) on the investment.

BMO Funds

	Unrealized Appreciation (Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$262,903	$—	$262,903
Short Forward Contracts	—	(28,920)	—	(28,920)

Total Forwards	$—	$233,983	$—	$233,983

Long Futures Contracts	$248,661	$—	$—	$248,661
Short Futures Contracts	(359,050)	—	—	(359,050)

Total Futures	$(110,389)	$—	$—	$(110,389)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorization levels at February 29, 2016.

The following is a reconciliation of transfers between category levels from August 31, 2015 to February 29, 2016:

	LGM Emerging Markets Equity Fund	Alternative Strategies Fund—Long Transfers
Transfers into Level 1	$945,544	$—
Transfers out of Level 1	—	(16,791)

Net Transfers in (out) of Level 1	$945,544	$(16,791)

Transfers into Level 2	$—	$16,791
Transfers out of Level 2	(945,544)	—

Net Transfers in (out) of Level 2	$(945,544)	$16,791

4.	Derivative Holdings and Activity Detail

At February 29, 2016, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
March 2016	5	10 Year Mini JGB	$672,721	$674,826	$2,105
March 2016	21	SFE 10-Year Australian Bond	1,951,217	1,976,074	24,857
March 2016	2	Eurex 5-Year Euro BOBL	289,154	290,086	932
March 2016	22	Eurex 10-Year Euro BUND	3,883,248	3,986,711	103,463
June 2016	19	MSE 10-Year Canadian Bond	1,995,980	1,988,049	(7,931)
June 2016	2	LIFFE Long Gilt Government Bond	337,082	339,361	2,279
June 2016	32	CBOT 10-Year U.S. Treasury Note	4,178,427	4,176,500	(1,927)
June 2016	11	CBOT 5-Year U.S. Treasury Note	1,331,814	1,330,828	(986)
June 2016	7	CBOT U.S. Long Bond	1,157,861	1,151,719	(6,142)
Interest Rate Futures
June 2017	118	LIFFE 3-Month Euro Euribor	32,167,406	32,213,536	46,130
June 2017	143	CME 3-Month Eurodollar	35,389,467	35,422,888	33,421
June 2017	90	LIFFE 90-Day Sterling	15,518,171	15,570,631	52,460
Short Futures
Index Futures
March 2016	10	CAC 40 10 Euro	(460,545)	(473,487)	(12,942)
March 2016	3	Eurex DAX Index	(771,429)	(772,156)	(727)
March 2016	6	CBOT E-Mini DJIA Index	(482,488)	(494,910)	(12,422)
March 2016	20	Eurex Euro STOXX 50 Index	(643,995)	(638,351)	5,644
March 2016	3	LIFFE FTSE 100 Index	(238,947)	(252,976)	(14,029)
March 2016	8	HKG Hang Seng Index	(992,802)	(980,040)	12,762
March 2016	3	CME E-Mini NASDAQ 100 Index	(245,887)	(252,075)	(6,188)
March 2016	3	OSE Nikkei 225 Index	(423,200)	(423,839)	(639)
March 2016	11	Russell 2000 Mini Index	(1,172,357)	(1,134,870)	37,487
March 2016	138	CME E-Mini S&P 500® Index	(12,968,088)	(13,313,550)	(345,462)
March 2016	7	CME E-Mini S&P 500® Index	(650,593)	(675,325)	(24,732)
March 2016	3	TSE TOPIX Index	(344,888)	(342,690)	2,198

Total Futures Contracts			$79,477,329	$79,366,940	$(110,389)

Notes to Financial Statements (continued)

The following is a summary of the Alternative Strategies Fund’s written option activity for the period ended February 29, 2016:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/15	388	$301,168
Options written	5,435	4,016,295
Options expired	(302)	(645,306)
Options exercised	(249)	(89,057)
Options closed	(4,331)	(2,474,826)

Outstanding @ 2/29/16	941	$1,108,274

At February 29, 2016, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 18, 2016	Australian Dollar	AUD	5,232,000		$3,703,251	$3,731,614	$28,363	Bank of America
March 18, 2016	Australian Dollar		$3,294,496	AUD	4,163,000	3,290,125	4,371	Bank of America
March 18, 2016	Canadian Dollar	CAD	3,835,000		$2,742,234	2,834,456	92,222	Bank of America
March 18, 2016	Canadian Dollar		$3,263,752	CAD	4,459,000	3,295,655	(31,903)	Bank of America
March 18, 2016	Euro Currency	EUR	4,576,000		$5,066,938	4,980,250	(86,688)	Bank of America
March 18, 2016	Euro Currency		$6,958,211	EUR	6,341,000	6,901,173	57,038	Bank of America
March 18, 2016	Japanese Yen	JPY	901,084,000		$7,650,438	7,995,315	344,877	Bank of America
March 18, 2016	Japanese Yen		$6,851,971	JPY	821,221,000	7,286,690	(434,719)	Bank of America
March 18, 2016	Mexican Peso	MXN	5,434,000		$298,569	299,328	759	Bank of America
March 18, 2016	Mexican Peso		$1,305,131	MXN	22,758,000	1,253,607	51,524	Bank of America
March 18, 2016	New Zealand Dollar	NZD	3,833,000		$2,558,775	2,523,164	(35,611)	Bank of America
March 18, 2016	New Zealand Dollar		$2,323,762	NZD	3,560,000	2,343,455	(19,693)	Bank of America
March 18, 2016	Pound Sterling	GBP	1,302,000		$1,889,574	1,812,279	(77,295)	Bank of America
March 18, 2016	Pound Sterling		$4,643,378	GBP	3,110,000	4,328,869	314,509	Bank of America
March 18, 2016	Swiss Franc	CHF	492,000		$496,831	493,107	(3,724)	Bank of America
March 18, 2016	Swiss Franc		$2,557,626	CHF	2,522,000	2,527,673	29,953	Bank of America

							$233,983

During the period ended February 29, 2016, the following Funds had average quarterly contracts or notional values outstanding:

	Average Quarterly Contracts				Average Quarterly Notional Values
Fund	Long Futures	Short Futures	Purchased Options	Written Options	Short Forwards	Long Forwards
Alternative Strategies Fund	372	126	281	895	$20,619,800	$14,731,944

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the period ended February 29, 2016, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

BMO Funds

The effects of these derivative instruments on the Funds’ financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 29, 2016 by risk category are as follows:

	Statement of Assets and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$265,647
Payables for daily variation margin	(16,986)

Net daily variation margin on unsettled contracts	248,661
Net realized gain on settled contracts		$18,876
Net change in unrealized appreciation on unsettled contracts			$260,707

Equity futures contracts:
Receivables for daily variation margin	58,091
Payables for daily variation margin	(417,141)

Net daily variation margin on unsettled contracts	(359,050)
Net realized loss on settled contracts		(883,399)
Net change in unrealized depreciation on unsettled contracts			(177,328)

Total receivables for interest rate and equity futures contracts	323,738
Total payables for interest rate and equity futures contracts	(434,127)

Net daily variation margin on unsettled contracts	$(110,389)

Net realized loss on settled contracts		$(864,523)

Net change in unrealized appreciation on unsettled contracts			$83,379

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$923,616
Payables for forward foreign exchange contracts	(689,633)

Net receivable on unsettled contracts	$233,983

Net gain on settled contracts		$11,891

Net change in unrealized appreciation on unsettled contracts			$147,982

Equity option contracts:
Purchased options, at value	$315,299

Net gain (loss) on purchased options		$195,265

Net change in unrealized depreciation on purchased options			$(193,023)

Written options, at value	$(704,309)

Net gain on written options		$434,072

Net change in unrealized appreciation on written options			$556,835

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 29, 2016, no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received) (1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank Of America Merrill Lynch (Over the Counter)	$923,616	$—	$(689,633)	$—	$—	$233,983	$—	$—	$233,983
Exchange Traded Futures Contracts	—	323,738	—	(434,127)	—	(110,389)	—	—	(110,389)
Exchange Traded Options Contracts	—	—	—	—	(704,309)	(704,309)	—	704,309	—

(1)	Collateral pledged exceeds amount of liability balance.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of February 29, 2016.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund			Dividend Income Fund			Large-Cap Value Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$2,305,941	(1)	$—	$13,228,404	(2)	$14,290,410	$51,889,810
Advisor class of shares	8,433,412	284,251		6,432,173	8,891,830		6,500	2,533
Institutional class of shares	22,246,573	30,127,617		4,129,131	9,104,999		34,713,903	24,350,994
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		50,000 (3)	—
Advisor class transfers from termination of Investor class	—	1,349,076		—	73,932,036		—	—

Net proceeds from sale of shares	30,679,985	34,066,885		10,561,304	105,157,269		49,060,813	76,243,337
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	46,550	(1)	—	5,405,306	(2)	17,626,628	13,507,031
Advisor class of shares	210,579	6,032		5,399,097	432,520		3,201	2,666
Institutional class of shares	2,779,754	4,635,749		2,470,694	4,613,478		13,088,722	11,763,585
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—

Net proceeds from shares issued	2,990,333	4,688,331		7,869,791	10,451,304		30,718,551	25,273,282
Cost of shares redeemed:
Investor class of shares	—	(1,446,946	)(1)	—	(5,896,957	)(2)	(15,907,062)	(24,583,590)
Advisor class of shares	(5,084,510)	(441,640)		(7,820,506)	(2,527,026)		—	—
Institutional class of shares	(5,750,379)	(13,647,960)		(11,483,719)	(17,285,991)		(14,252,279)	(50,096,519)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—
Advisor class transfers from termination of Investor class	—	(1,349,076)		—	(73,932,036)		—	—

Net cost of shares redeemed	(10,834,889)	(16,885,622)		(19,304,225)	(99,642,010)		(30,159,341)	(74,680,109)

Net change resulting from fund share transactions in dollars	$22,835,429	$21,869,594		$(873,130)	$15,966,563		$49,620,023	$26,836,510

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	173,729	(1)	—	957,585	(2)	993,366	3,260,833
Advisor class of shares	654,804	21,262		522,508	659,802		518	156
Institutional class of shares	1,764,561	2,304,058		350,758	667,176		2,363,389	1,532,889
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		3,621 (3)	—
Advisor class transfers from termination of Investor class	—	100,178		—	5,391,964		—	—

Net sale of shares	2,419,365	2,599,227		873,266	7,676,527		3,360,894	4,793,878
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	3,604	(1)	—	401,277	(2)	1,276,973	869,122
Advisor class of shares	16,606	459		446,564	31,874		232	171
Institutional class of shares	218,656	358,152		204,155	341,712		947,006	756,375
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—

Net shares issued	235,262	362,215		650,719	774,863		2,224,211	1,625,668
Shares redeemed:
Investor class of shares	—	(108,476	)(1)	—	(422,256	)(2)	(1,123,108)	(1,519,256)
Advisor class of shares	(413,268)	(33,149)		(643,493)	(188,631)		—	—
Institutional class of shares	(447,095)	(1,025,954)		(911,831)	(1,266,146)		(991,970)	(3,091,202)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		—	—
Advisor class transfers from termination of Investor class	—	(100,178)		—	(5,391,964)		—	—

Net shares redeemed	(860,363)	(1,267,757)		(1,555,324)	(7,268,997)		(2,115,078)	(4,610,458)

Net change resulting from fund share transactions in shares	1,794,264	1,693,685		(31,339)	1,182,393		3,470,027	1,809,088

(1)	Reflects operations for the period from September 1, 2014, to May 19, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).
(3)	Reflects operations for the period from December 28, 2015 (inception date) to February 29, 2016.

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$13,625,909	$94,927,499	$9,834,750	$35,820,566	$8,914,395	$27,450,657	$—	$20,687,763	(2)
283,042	9,184	9,778	—	3,156	6,583	6,556,921	7,597,339
1,988,730	16,533,828	6,868,125	17,255,206	4,671,378	14,808,537	5,468,807	15,472,198
—	—	35	—	—	—	49,226	200
50,000 (3)	—	3,006,653	10,476,491	—	—	617,128	145,932
—	—	—	—	—	—	—	77,723,552

15,947,681	111,470,511	19,719,341	63,552,263	13,588,929	42,265,777	12,692,082	121,626,984

23,450,046	16,094,464	17,832,159	21,716,689	17,851,036	16,670,003	—	3,740,385	(2)
14,768	3,871	2,945	3,126	4,458	3,529	2,832,915	1,447
9,087,283	18,341,269	9,144,441	16,454,019	10,637,126	17,695,668	861,712	893,637
—	—	2,549	3,100	3,577	3,467	1,045	1,439
—	—	898,138	3,188	3,575	3,467	22,642	1,439

32,552,097	34,439,604	27,880,232	38,180,122	28,499,772	34,376,134	3,718,314	4,638,347

(32,440,777)	(39,032,633)	(23,963,958)	(39,236,294)	(14,682,150)	(20,533,400)	—	(10,274,941	)(2)
—	—	—	—	—	(4,012)	(11,488,412)	(6,488,094)
(13,470,289)	(84,409,853)	(17,097,712)	(61,375,263)	(16,312,655)	(76,374,202)	(4,674,200)	(11,052,040)
—	—	—	—	—	—	(31)	—
—	—	(779,929)	(1,225,571)	—	—	(38,497)	(31,013)

—	—	—	—	—	—	—	(77,723,552)

(45,911,066)	(123,442,486)	(41,841,599)	(101,837,128)	(30,994,805)	(96,911,614)	(16,201,140)	(105,569,640)

$2,588,712	$22,467,629	$5,757,974	$(104,743)	$11,093,896	$(20,269,703)	$209,256	$20,695,691

895,259	5,824,318	705,976	2,191,108	520,994	1,268,780	—	1,536,678	(2)
19,232	529	767	—	163	306	534,650	559,792
135,198	1,007,550	497,168	1,072,196	279,024	667,838	434,532	1,103,954
—	—	3	—	—	—	3,988	15
3,390 (3)	—	226,660	658,695	—	—	47,826	10,762

—	—	—	—	—	—	—	5,640,424

1,053,079	6,832,397	1,430,574	3,921,999	800,181	1,936,924	1,020,996	8,851,625

1,597,414	1,019,928	1,321,880	1,401,981	1,110,830	829,353	—	286,839	(2)
1,006	245	218	202	278	176	231,258	111
614,421	1,155,719	679,884	1,064,985	643,115	861,103	69,605	68,009
—	—	190	200	218	169	85	110
—	—	66,776	206	215	169	1,823	110

2,212,841	2,175,892	2,068,948	2,467,574	1,754,656	1,690,970	302,771	355,179

(2,184,078)	(2,335,983)	(1,755,879)	(2,404,283)	(895,968)	(949,629)	—	(765,945	)(2)
—	—	—	—	—	(189)	(974,086)	(478,216)
(833,239)	(4,964,126)	(1,206,821)	(3,789,070)	(995,340)	(3,434,480)	(375,638)	(807,228)
—	—	—	—	—	—	(3)	—
—	—	(55,241)	(76,599)	—	—	(3,015)	(2,275)

—	—	—	—	—	—	—	(5,640,424)

(3,017,317)	(7,300,109)	(3,017,941)	(6,269,952)	(1,891,308)	(4,384,298)	(1,352,742)	(7,694,088)

248,603	1,708,180	481,581	119,621	663,529	(756,404)	(28,975)	1,512,716

Notes to Financial Statements (continued)

	Small-Cap Core Fund			Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$85,124	(1)	$15,142,481	$59,881,274	$—	$26,515	(1)
Advisor class of shares	7,447	2,534		—	—	13,840	2,465
Institutional class of shares	5,126,104	661,179		86,263,837	107,104,980	30,022,757	212,246
Retirement class R-6 of shares	—	—		—	—	—	—
Advisor class transfers from termination of Investor class	—	666,195		—	—	—	125,949

Net proceeds from sale of shares	5,133,551	1,415,032		101,406,318	166,986,254	30,036,597	367,175
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—		18,971,056	64,686,862	—	1,464	(1)
Advisor class of shares	4,815	—		—	—	723	285
Institutional class of shares	50,512	—		19,873,633	57,163,406	278,039	51,285
Retirement class R-3 of shares	—	—		—	—	—	—
Retirement class R-6 of shares	—	—		—	—	—	—

Net proceeds from shares issued	55,327	—		38,844,689	121,850,268	278,762	53,034
Cost of shares redeemed:
Investor class of shares	—	(3,606	)(1)	(83,327,561)	(178,351,779)	—	(14,409	)(1)
Advisor class of shares	(54,259)	(2,890)		—	—	—	(3,549)
Institutional class of shares	(1,345,744)	(26,550)		(69,104,008)	(122,705,823)	(10)	(10,010)
Retirement class R-6 of shares	—	—		—	—	—	—
Advisor class transfers from termination of Investor class	—	(666,195)		—	—	—	(125,949)

Net cost of shares redeemed	(1,400,003)	(699,241)		(152,431,569)	(301,057,602)	(10)	(153,917)
Redemption fees	—	—		—	—	—	—

Net change resulting from fund share transactions in dollars	$3,788,875	$715,791		$(12,180,562)	$(12,221,080)	$30,315,349	$266,292

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	8,038	(1)	949,504	3,035,093	—	2,380	(1)
Advisor class of shares	716	223		—	—	1,218	209
Institutional class of shares	495,969	58,516		5,359,777	5,259,971	2,692,620	18,591
Retirement class R-6 of shares	—	—		—	—	—	—
Advisor class transfers from termination of Investor class	—	57,981		—	—	—	10,389

Net sale of shares	496,685	124,758		6,309,281	8,295,064	2,693,838	31,569
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—		1,220,789	3,632,053	—	130	(1)
Advisor class of shares	451	—		—	—	63	25
Institutional class of shares	4,712	—		1,242,102	3,132,242	24,262	4,542
Retirement class R-3 of shares	—	—		—	—	—	—
Retirement class R-6 of shares	—	—		—	—	—	—

Net shares issued	5,163	—		2,462,891	6,764,295	24,325	4,697
Shares redeemed:
Investor class of shares	—	(339	)(1)	(5,448,366)	(9,037,485)	—	(1,270	)(1)
Advisor class of shares	(5,681)	(251)		—	—	—	(291)
Institutional class of shares	(126,811)	(2,386)		(4,237,903)	(6,160,736)	(1)	(874)
Retirement class R-6 of shares	—	—		—	—	—	—
Advisor class transfers from termination of Investor class	—	(57,981)		—	—	—	(10,389)

Net shares redeemed	(132,492)	(60,957)		(9,686,269)	(15,198,221)	(1)	(12,824)

Net change resulting from fund share transactions in shares	369,356	63,801		(914,097)	(138,862)	2,718,162	23,442

(1)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.

BMO Funds

Disciplined International Equity Fund	Pyrford International Stock Fund		LGM Emerging Markets Equity Fund			TCH Emerging Markets Bond Fund
Period Ended February 29, 2016(2) (Unaudited)	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$—	$8,700,206	$29,274,657	$—	$10,812,875	(1)	$—	$27,714	(1)
178,000	27,631	837,890	7,174,926	7,937,867		2,240	45,350
78,743,216	62,198,008	486,602,419	7,816,147	27,318,780		4,261	10,000
—	8,882,872	7,580,387	—	—		—	—

—	—	—	—	67,542,100		—	3,981,659

78,921,216	79,808,717	524,295,353	14,991,073	113,611,622		6,501	4,064,723

—	1,910,079	523,199	—	748,847	(1)	—	283,246	(1)
—	16,401	155	562,608	305		220,767	1,848
—	5,045,398	1,764,124	731,005	1,387,723		222,439	289,840
—	399	121	—	—		—	—
—	314,323	206	—	—		—	—

—	7,286,600	2,287,805	1,293,613	2,136,875		443,206	574,934

—	(12,322,222)	(9,501,426)	—	(5,071,919	)(1)	—	(855	)(1)
—	(758,240)	—	(4,843,699)	(2,512,123)		(66,845)	(205)
(855,925)	(140,155,216)	(70,009,306)	(15,625,017)	(39,195,824)		—	—
—	(1,449,792)	(480,963)	—	—		—	—

—	—	—	—	(67,542,100)		—	(3,981,659)

(855,925)	(154,685,470)	(79,991,695)	(20,468,716)	(114,321,966)		(66,845)	(3,982,719)
—	7,644	3,177	87	261		—	—

$78,065,291	$(67,582,509)	$446,594,640	$(4,183,943)	$1,426,792		$382,862	$656,938

—	752,589	2,316,403	—	786,382	(1)	—	2,758	(1)
18,865	2,454	67,683	602,639	598,708		243	4,412
7,961,965	5,442,686	37,832,055	665,967	1,997,469		429	908
—	749,256	592,066	—	—		—	—

—	—	—	—	4,868,984		—	385,759

7,980,830	6,946,985	40,808,207	1,268,606	8,251,543		672	393,837

—	166,674	42,467	—	56,136	(1)	—	28,438	(1)
—	1,431	13	48,376	23		24,722	186
—	439,495	142,960	62,747	103,871		24,909	29,100
—	35	10	—	—		—	—
—	27,380	17	—	—		—	—

—	635,015	185,467	111,123	160,030		49,631	57,724

—	(1,081,608)	(751,917)	—	(368,299	)(1)	—	(148	)(1)
—	(68,295)	—	(410,553)	(190,894)		(7,570)	(20)
(85,223)	(12,056,674)	(5,543,509)	(1,312,094)	(2,907,588)		—	—
—	(123,546)	(37,602)	—	—		—	—

—	—	—	—	(4,868,984)		—	(385,759)

(85,223)	(13,330,123)	(6,333,028)	(1,722,647)	(8,335,765)		(7,570)	(385,927)

7,895,607	(5,748,123)	34,660,646	(342,918)	75,808		42,733	65,634

Notes to Financial Statements (continued)

	Alternative Strategies Fund		Global Long/Short Equity Fund	Ultra Short Tax-Free Fund
	Six Months Ended February 29, 2016 (Unaudited)	Period Ended August 31, 2015(1)	Period Ended February 29, 2016(2) (Unaudited)	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$5,963,414	$34,499,397
Advisor class of shares	161,309	3,211,693	381,000	53,076	25,000
Institutional class of shares	72,575,383	32,877,000	3,406,875	186,093,394	732,280,458

Net proceeds from sale of shares	72,736,692	36,088,693	3,787,875	192,109,884	766,804,855
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	158,198	232,743
Advisor class of shares	2,839	—	—	117	91
Institutional class of shares	964,816	—	—	1,027,662	1,262,595

Net proceeds from shares issued	967,655	—	—	1,185,977	1,495,429
Cost of shares redeemed:
Investor class of shares	—	—	—	(10,523,789)	(37,929,231)
Advisor class of shares	(826,749)	(2,151,437)	—	(44,396)	(24,979)
Institutional class of shares	(3,546,938)	—	—	(333,113,570)	(693,822,928)

Net cost of shares redeemed	(4,373,687)	(2,151,437)	—	(343,681,755)	(731,777,138)

Net change resulting from fund share transactions in dollars	$69,330,660	$33,937,256	$3,787,875	$(150,385,894)	$36,523,146

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	591,826	3,417,481
Advisor class of shares	15,775	303,423	38,630	5,267	2,478
Institutional class of shares	7,056,584	3,287,526	338,323	18,472,077	72,577,811

Net sale of shares	7,072,359	3,590,949	376,953	19,069,170	75,997,770
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	15,702	23,056
Advisor class of shares	282	—	—	11	9
Institutional class of shares	95,621	—	—	102,078	125,162

Net shares issued	95,903	—	—	117,791	148,227
Shares redeemed:
Investor class of shares	—	—	—	(1,044,468)	(3,757,848)
Advisor class of shares	(80,947)	(206,249)	—	(4,407)	(2,478)
Institutional class of shares	(357,318)	—	—	(33,073,023)	(68,772,910)

Net shares redeemed	(438,265)	(206,249)	—	(34,121,898)	(72,533,236)

Net change resulting from fund share transactions in shares	6,729,997	3,384,700	376,953	(14,934,937)	3,612,761

(1)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015
(2)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.

BMO Funds

Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$5,019,356	$14,697,884	$11,982,202	$21,701,066	$165,747,806	$498,756,928	$6,559,536	$8,605,907
282,144	428,043	3,216	—	1,433,325	3,500	1,556	—
84,048,746	93,615,103	84,883,214	188,063,432	115,221,066	274,371,800	5,400,680	8,766,527

89,350,246	108,741,030	96,868,632	209,764,498	282,402,197	773,132,228	11,961,772	17,372,434

161,746	327,112	321,921	848,728	15,553,716	25,330,824	1,296,071	2,813,001
1,023	380	132	296	28,712	46,680	379	729
181,346	194,867	1,049,876	1,114,115	3,110,306	4,080,191	126,631	208,761

344,115	522,359	1,371,929	1,963,139	18,692,734	29,457,695	1,423,081	3,022,491

(14,967,896)	(15,767,281)	(20,425,716)	(31,671,458)	(240,951,817)	(276,080,914)	(13,555,608)	(22,523,389)
(4,039)	(38)	(3,201)	—	(2,186,200)	—	—	—
(13,443,986)	(66,075,691)	(52,039,673)	(66,614,972)	(182,867,364)	(114,349,922)	(3,276,872)	(14,431,864)

(28,415,921)	(81,843,010)	(72,468,590)	(98,286,430)	(426,005,381)	(390,430,836)	(16,832,480)	(36,955,253)

$61,278,440	$27,420,379	$25,771,971	$113,441,207	$(124,910,450)	$412,159,087	$(3,447,627)	$(16,560,328)

491,459	1,437,965	1,284,351	2,316,962	14,593,815	44,153,582	703,779	919,498
27,632	41,925	344	—	126,338	311	167	—
8,228,637	9,152,374	9,077,485	20,068,196	10,162,080	24,302,385	578,425	941,413

8,747,728	10,632,264	10,362,180	22,385,158	24,882,233	68,456,278	1,282,371	1,860,911

15,848	32,003	34,503	90,624	1,368,854	2,240,079	138,919	299,827
100	37	14	32	2,527	4,128	41	78
17,766	19,060	112,312	118,778	273,899	361,137	13,585	22,275

33,714	51,100	146,829	209,434	1,645,280	2,605,344	152,545	322,180

(1,467,967)	(1,542,455)	(2,192,169)	(3,382,518)	(21,116,057)	(24,439,180)	(1,456,292)	(2,401,577)
(396)	(4)	(344)	—	(190,452)	—	—	—
(1,315,728)	(6,455,094)	(5,566,466)	(7,101,162)	(16,187,996)	(10,142,271)	(351,594)	(1,539,181)

(2,784,091)	(7,997,553)	(7,758,979)	(10,483,680)	(37,494,505)	(34,581,451)	(1,807,886)	(3,940,758)

5,997,351	2,685,811	2,750,030	12,110,912	(10,966,992)	36,480,171	(372,970)	(1,757,667)

Notes to Financial Statements (continued)

	TCH Intermediate Income Fund			TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$1,349,483	(1)	$3,280,014	$102,866,491	$48,180,979	$193,582,142
Advisor class of shares	793,797	152,489		65,129	—	717,383	302,957
Institutional/Premier class of shares	6,977,689	29,094,301		16,370,790	87,268,477	59,845,860	175,200,648
Advisor class transfers from termination of Investor class	—	30,496,660		—	—	—	—

Net proceeds from sale of shares	7,771,486	61,092,933		19,715,933	190,134,968	108,744,222	369,085,747
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	391,920	(1)	2,443,369	3,989,662	8,957,649	18,010,897
Advisor class of shares	284,158	177,432		578	813	11,493	6,174
Institutional/Premier class of shares	525,088	1,493,931		1,254,732	2,220,373	6,526,179	13,801,439

Net proceeds from shares issued	809,246	2,063,283		3,698,679	6,210,848	15,495,321	31,818,510
Cost of shares redeemed:
Investor class of shares	—	(5,270,894	)(1)	(59,397,937)	(39,458,578)	(127,856,721)	(100,988,848)
Advisor class of shares	(3,655,459)	(2,681,713)		—	—	(61,638)	(12,103)
Institutional/Premier class of shares	(25,085,780)	(60,956,935)		(60,051,859)	(39,920,311)	(99,948,795)	(117,937,793)
Advisor class transfers from termination of Investor class	—	(30,496,660)		—	—	—	—

Net cost of shares redeemed	(28,741,239)	(99,406,202)		(119,449,796)	(79,378,889)	(227,867,154)	(218,938,744)

Net change resulting from fund share transactions in dollars	$(20,160,507)	$(36,249,986)		$(96,035,184)	$116,966,927	$(103,627,611)	$181,965,513

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	127,371	(1)	272,369	7,988,013	4,280,056	16,475,479
Advisor class of shares	76,975	13,906		5,514	—	63,402	25,699
Institutional/Premier class of shares	683,335	2,755,232		1,355,165	6,805,605	5,298,535	14,894,239
Advisor class transfers from termination of Investor class	—	2,888,573		—	—	—	—

Net sale of shares	760,310	5,785,082		1,633,048	14,793,618	9,641,993	31,395,417
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	37,000	(1)	204,048	312,288	797,676	1,535,138
Advisor class of shares	27,796	16,990		49	64	1,027	527
Institutional/Premier class of shares	51,424	141,649		105,011	173,659	581,522	1,176,276

Net shares issued	79,220	195,639		309,108	486,011	1,380,225	2,711,941
Shares redeemed:
Investor class of shares	—	(497,206	)(1)	(4,958,298)	(3,095,232)	(11,430,005)	(8,602,275)
Advisor class of shares	(358,691)	(257,544)		—	—	(5,479)	(1,053)
Institutional/Premier class of shares	(2,457,329)	(5,791,240)		(5,053,241)	(3,132,389)	(8,898,046)	(10,104,876)
Advisor class transfers from termination of Investor class	—	(2,888,573)		—	—	—	—

Net shares redeemed	(2,816,020)	(9,434,563)		(10,011,539)	(6,227,621)	(20,333,530)	(18,708,204)

Net change resulting from fund share transactions in shares	(1,976,490)	(3,453,842)		(8,069,383)	9,052,008	(9,311,312)	15,399,154

(1)	Reflects operations for the period from September 1, 2014, to May 19, 2015 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2014, to April 21, 2015 (termination of Investor class of shares).

BMO Funds

Monegy High Yield Bond Fund			Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$—	$5,088,580	(2)	$279,838,362	$503,002,591	$163,240,907	$326,883,986	$1,619,735,824	$3,522,719,193
5,366,674	3,962,546		—	—	—	—	—	—

4,200,054	6,100,393		1,130,613,681	2,263,896,142	770,604,939	1,820,616,630	3,762,519,938	8,192,382,872

—	41,847,934		—	—	—	—	—	—

9,566,728	56,999,453		1,410,452,043	2,766,898,733	933,845,846	2,147,500,616	5,382,255,762	11,715,102,065

—	2,155,397	(2)	2,403	5,698	35,762	18,578	29,001	36,126
1,106,855	795,168		—	—	—	—	—	—

620,419	2,129,094		10,677	5,274	1,311	3,343	131,820	36,117

1,727,274	5,079,659		13,080	10,972	37,073	21,921	160,821	72,243

—	(3,409,628	)(2)	(270,881,127)	(506,682,034)	(152,978,748)	(316,026,171)	(1,720,911,225)	(3,582,990,393)
(4,514,907)	(1,835,239)		—	—	—	—	—	—
(6,705,572)	(11,813,369)		(1,014,108,241)	(2,224,520,366)	(757,663,962)	(1,759,514,774)	(3,853,235,438)	(7,584,594,383)
—	(41,847,934)		—	—	—	—	—	—

(11,220,479)	(58,906,170)		(1,284,989,368)	(2,731,202,400)	(910,642,710)	(2,075,540,945)	(5,574,146,663)	(11,167,584,776)

$73,523	$3,172,942		$125,475,755	$35,707,305	$23,240,209	$71,981,592	$(191,730,080)	$547,589,532

—	512,898	(2)	279,838,362	503,002,591	163,240,907	326,883,986	1,619,735,824	3,522,719,193
596,097	406,925		—	—	—	—	—	—

464,287	617,472		1,130,613,681	2,263,896,142	770,604,939	1,820,616,630	3,762,519,938	8,192,382,872

—	4,249,540		—	—	—	—	—	—

1,060,384	5,786,835		1,410,452,043	2,766,898,733	933,845,846	2,147,500,616	5,382,255,762	11,715,102,065

—	219,824	(2)	2,403	5,698	35,762	18,578	29,001	36,126
122,215	82,464		—	—	—	—	—	—

68,465	218,115		10,677	5,274	1,311	3,343	131,820	36,117

190,680	520,403		13,080	10,972	37,073	21,921	160,821	72,243

—	(341,231	)(2)	(270,881,127)	(506,682,034)	(152,978,748)	(316,026,171)	(1,720,911,225)	(3,582,990,393)
(500,446)	(190,085)		—	—	—	—	—	—

(742,449)	(1,202,200)		(1,014,108,241)	(2,224,520,366)	(757,663,962)	(1,759,514,774)	(3,853,235,438)	(7,584,594,383)

—	(4,249,540)		—	—	—	—	—	—

(1,242,895)	(5,983,056)		(1,284,989,368)	(2,731,202,400)	(910,642,710)	(2,075,540,945)	(5,574,146,663)	(11,167,584,776)

8,169	324,182		125,475,755	35,707,305	23,240,209	71,981,592	(191,730,080)	547,589,532

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.50%	0.49%	0.45%	0.40%
Dividend Income Fund	0.50	0.49	0.45	0.40
Mid-Cap Value Fund	0.69	0.67	0.57	0.51
Mid-Cap Growth Fund	0.69	0.67	0.57	0.51
Small-Cap Value Fund	0.69	0.68	0.62	0.61
Small-Cap Growth Fund	0.95	0.90	0.90	0.90
Global Low Volatility Equity Fund	0.65	0.64	0.60	0.55
Pyrford International Stock Fund	0.74	0.72	0.62	0.56
LGM Emerging Markets Equity Fund	0.90	0.89	0.85	0.80

	Fund’s ADNA
	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
TCH Emerging Markets Bond Fund	0.55%	0.55%	0.55%	0.55%
Ultra Short Tax-Free Fund	0.20	0.19	0.17	0.10
Short Tax-Free Fund	0.20	0.19	0.17	0.15
Short-Term Income Fund	0.20	0.19	0.17	0.10
Intermediate Tax-Free Fund	0.25	0.16	0.12	0.10
Mortgage Income Fund	0.25	0.20	0.20	0.20
TCH Intermediate Income Fund	0.25	0.20	0.20	0.20
TCH Corporate Income Fund	0.20	0.19	0.15	0.10
TCH Core Plus Bond Fund	0.25	0.16	0.12	0.10
Monegy High Yield Bond Fund	0.50	0.50	0.50	0.50

	Fund’s ADNA				Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion	Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Large-Cap Value Fund(1)	0.500%	0.475%	0.450%	Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Large-Cap Growth Fund(1)	0.500	0.475	0.450	Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Small-Cap Core Fund	0.650	0.625	0.600	Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Disciplined International Equity Fund(2)	0.600	0.575	0.550
Alternative Strategies Fund	1.700	1.675	1.650
Global Long/Short Equity Fund(2)	1.000	0.975	0.950

(1)	Effective December 29, 2015, the investment adviser fees and breakpoint tiers changed for some BMO Funds as presented. Prior to December 29, 2015, the fees charged based on the Funds’ ADNA were as follows: 0.70% on the first $500 million, 0.65% on the next $200 million, 0.60% on the next $100 million and 0.55% in excess of $800 million.
(2)	Fund inception date is September 17, 2015.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Emerging Markets Bond Fund, TCH Intermediate Income Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2016, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or

BMO Funds

terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-3	Retirement Class R-6
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund	1.00	%(1)	1.00	(1)	0.75	(2)			0.60	%(3)
Large-Cap Growth Fund	1.00	(1)	1.00	(1)	0.75	(2)			0.60	(3)
Mid-Cap Value Fund	1.24		1.24		0.99			1.49%	0.84
Mid-Cap Growth Fund	1.24		1.24		0.99			1.49	0.84
Small-Cap Value Fund			1.24		0.99			1.49	0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund	1.44				1.19
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund(4)			1.15		0.90
Pyrford International Stock Fund	1.24		1.24		0.99			1.49	0.84
LGM Emerging Markets Equity Fund			1.40		1.15
TCH Emerging Markets Bond Fund			1.00		0.85
Alternative Strategies Fund			2.20		1.95
Global Long/Short Equity Fund(4)			1.60		1.35
Ultra Short Tax-Free Fund	0.55		0.55		0.30
Short Tax-Free Fund	0.55		0.55		0.40
Short-Term Income Fund	0.60		0.60		0.35
Intermediate Tax-Free Fund	0.55		0.55		0.50
Mortgage Income Fund	0.80		0.80		0.55
TCH Intermediate Income Fund			0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
Monegy High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20

(1)	Effective December 29, 2015. Prior to December 29, 2015, the annual rate was 1.20%.
(2)	Effective December 29, 2015. Prior to December 29, 2015, the annual rate was 0.95%.
(3)	Class inception date is December 29, 2015.
(4)	Fund inception date is September 17, 2015.

For the period ended February 29, 2016, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts to ensure shareholders earned at least 0.01% return on their investment:

Fund	Amount
Government Money Market Fund	$248,968
Tax-Free Money Market Fund	436,688
Prime Money Market Fund	743,751

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedules A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A	Administration Fee Schedule B
Annual Rate	Annual Rate	ADNA
0.1500%	0.0400%	on the first $2 billion
	0.0300	on the next $2 billion
	0.0250	on the next $2 billion
	0.0200	on the next $2 billion
	0.0100	in excess of $8 billion

Fund	Fund
Low Volatility Equity Fund	Government Money Market Fund
Dividend Income Fund	Tax-Free Money Market Fund
Large-Cap Value Fund(2)	Prime Money Market Fund
Large-Cap Growth Fund(2)
Mid-Cap Value Fund(2)
Mid-Cap Growth Fund(2)
Small-Cap Value Fund(2)
Small-Cap Core Fund
Small-Cap Growth Fund
Global Low Volatility Equity Fund
Disciplined International Equity Fund(1)
Pyrford International Stock Fund(2)
LGM Emerging Markets Equity Fund
TCH Emerging Markets Bond Fund
Alternative Strategies Fund
Global Long/Short Equity Fund(1)
Ultra Short Tax-Free Fund
Short Tax-Free Fund
Short-Term Income Fund
Intermediate Tax-Free Fund
Mortgage Income Fund
TCH Intermediate Income Fund
TCH Corporate Income Fund
TCH Core Plus Bond Fund
Monegy High Yield Bond Fund

(1)	Fund inception date is September 17, 2015
(2)	For the period ended February 29, 2016, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(a)
Large-Cap Value Fund	$116,205	$22	$86,630	$—	$—
Large-Cap Growth Fund	117,165	110	49,249	—	—
Mid-Cap Value Fund	125,373	22	67,094	18	—
Mid-Cap Growth Fund	85,177	21	54,478	18	—
Small-Cap Value Fund	—	52,506	14,416	30	—
Pyrford International Stock Fund	67,576	562	433,210	16	—

(a)	Retirement Class R-6 does not pay an Administrative Fee.

Custodian Fees—BMO Harris is the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 29, 2016:

Fund	Fees Paid
Low Volatility Equity Fund	$10,207
Dividend Income Fund	11,849
Large-Cap Value Fund	26,484
Large-Cap Growth Fund	16,905
Mid-Cap Value Fund	20,984
Mid-Cap Growth Fund	17,189
Small-Cap Value Fund	7,625

Fund	Fees Paid
Small-Cap Core Fund	$1,041
Small-Cap Growth Fund	80,306
Short-Term Income Fund	10,128
TCH Intermediate Income Fund	5,311
TCH Corporate Income Fund	12,844
TCH Core Plus Bond Fund	32,512

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the year with entities that are affiliates as of February 29, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.160%
Mortgage Income Fund	$1,524,417	$19,511,399	$15,975,073	$5,060,743	$658	$—

Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.130%
Ultra Short Tax-Free Fund	2,807,077	188,009,986	190,360,878	456,185	2,118	—
Short Tax-Free Fund	2,946,935	53,528,524	45,640,499	10,834,960	2,774	—
Intermediate Tax-Free Fund	19,318,314	127,289,052	142,321,694	4,285,672	1,740	—

Cash Sweep Investments in BMO Prime Money Market Fund, Premier Class, 0.310%
Low Volatility Equity Fund	6,245,933	33,110,484	37,373,009	1,983,408	1,664	—
Dividend Income Fund	2,800,936	12,879,498	13,815,523	1,864,911	1,726	—
Large-Cap Value Fund	5,959,946	34,316,439	37,236,155	3,040,230	3,135	—
Large-Cap Growth Fund	4,499,155	24,529,002	26,395,310	2,632,847	2,402	—
Mid-Cap Value Fund	11,221,418	32,765,007	38,173,163	5,813,262	3,644	—
Mid-Cap Growth Fund	4,639,539	36,493,116	35,085,501	6,047,154	3,906	—
Small-Cap Value Fund	5,566,813	20,770,243	24,764,329	1,572,727	1,830	—
Small-Cap Core Fund	47,479	4,099,998	4,008,958	138,519	137	—
Small-Cap Growth Fund	22,731,181	163,032,858	169,153,791	16,610,248	10,708	—
Short-Term Income Fund	6,644,766	99,378,717	96,143,823	9,879,660	5,328	—
TCH Intermediate Income Fund	4,336,323	33,011,813	34,156,277	3,191,859	1,944	—
TCH Corporate Income Fund	6,085,570	106,580,137	96,186,562	16,479,145	7,221	—
TCH Core Plus Bond Fund	19,640,890	289,123,737	279,255,731	29,508,896	23,658	—
Monegy High Yield Bond Fund	3,669,881	17,670,574	19,358,080	1,982,375	2,338	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	851,005	3,172	—	853,332	2,447	787

Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,019,275	18,706	—	5,033,001	14,433	4,640

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 29, 2016.

Funds utilizing the Interfund lending program, borrowing solely from the BMO Prime Money Market Fund during the period ended February, 29, 2016, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Large-Cap Growth Fund	$7,696	0.810%
Small-Cap Value Fund	17,677	0.845
Small-Cap Core Fund	5,991	0.810
Small-Cap Growth Fund	1,632	0.845
Ultra Short Tax-Free Fund	22,075	0.691
Short Tax-Free Fund	1,595	0.825
Mortgage Income Fund	67,704	0.808
TCH Intermediate Income Fund	481	0.695
TCH Corporate Income Fund	98,520	0.808

Notes to Financial Statements (continued)

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

7.	Line of Credit

Through January 14, 2016, the Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and included a commitment fee of 0.15% per annum on the daily unused portion and an administrative fee of 0.025% per annum on the entire LOC. Effective January 15, 2016, the Corporation, on behalf of the respective Funds, entered into $25 million unsecured, committed revolving LOC agreement with UMB Bank, n.a. Borrowings are charged interest at a rate of LIBOR plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 29, 2016. The Funds did not utilize either LOC during the period ended February 29, 2016.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February, 29, 2016 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$43,267,658	$18,207,231	$—	$—
Dividend Income Fund	31,274,425	38,526,833	—	—
Large-Cap Value Fund	82,092,286	62,046,379	—	—
Large-Cap Growth Fund	62,139,641	92,325,140	—	—
Mid-Cap Value Fund	31,127,791	46,239,540	—	—
Mid-Cap Growth Fund	69,566,436	86,045,757	—	—
Small-Cap Value Fund	21,802,654	23,749,369	—	—
Small-Cap Core Fund	5,881,185	2,247,508	—	—
Small-Cap Growth Fund	183,478,178	245,474,273	—	—
Global Low Volatility Equity Fund	32,441,120	2,813,816	—	—
Disciplined International Equity Fund (1)	87,935,748	11,555,855	—	—
Pyrford International Stock Fund	16,192,801	80,178,082	—	—
LGM Emerging Markets Equity Fund	17,029,705	19,436,513	—	—
TCH Emerging Markets Bond Fund	1,694,718	1,701,703	—	—
Alternative Strategies Fund	106,804,120	64,778,137	27,776	—
Global Long/Short Equity Fund (1)	4,048,927	325,231	—	—
Ultra Short Tax-Free Fund	192,744,084	345,033,814	—	—
Short Tax-Free Fund	70,062,019	20,707,939	—	—
Short-Term Income Fund	47,580,829	42,849,369	51,704,140	24,317,779
Intermediate Tax-Free Fund	433,046,144	531,867,407	—	—
Mortgage Income Fund	—	2,292,537	6,159,606	10,659,378
TCH Intermediate Income Fund	5,957,721	20,412,581	11,490,436	15,420,633
TCH Corporate Income Fund	48,499,264	135,112,383	10,266,992	20,597,127
TCH Core Plus Bond Fund	99,456,838	211,356,611	59,412,566	59,450,276
Monegy High Yield Bond Fund	18,397,592	19,831,568	—	—

(1)	Reflects operations for the period from September 17, 2015 (inception date) to February 29, 2016.

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken

BMO Funds

in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2016. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$136,585,652		$10,924,259	$(4,419,275)	$6,504,984
Dividend Income Fund	152,537,952		15,420,732	(5,234,418)	10,186,314
Large-Cap Value Fund	359,210,124		31,724,079	(18,599,429)	13,124,650
Large-Cap Growth Fund	265,537,791		39,938,425	(6,352,690)	33,585,735
Mid-Cap Value Fund	332,264,493		48,450,929	(24,043,911)	24,406,918
Mid-Cap Growth Fund	210,790,092		33,128,970	(14,569,213)	18,559,657
Small-Cap Value Fund	118,738,470		7,232,304	(13,948,409)	(6.716.105)
Small-Cap Core Fund	11,454,880		639,859	(726,133)	(86,274)
Small-Cap Growth Fund	688,376,469		72,060,517	(76,654,502)	(4,593,985)
Global Low Volatility Fund	41,054,525		1,922,182	(1,400,575)	521,607
Disciplined International Equity Fund	80,255,966		1,042,390	(7,423,855)	(6,381,465)
Pyrford International Stock Fund	709,540,734		36,989,371	(99,372,278)	(62,382,907)
LGM Emerging Markets Equity Fund	149,969,230		18,765,098	(22,589,802)	(3,824,704)
TCH Emerging Markets Bond Fund	9,223,597		84,084	(919,030)	(834,946)
Alternative Strategies Fund	103,082,590		972,407	(5,895,028)	(4,922,621)
Global Long/Short Equity Fund	5,473,515		24,923	(114,681)	(89,758)
Ultra Short Tax-Free Fund	612,011,965		1,230,418	(837,329)	393,089
Short Tax-Free Fund	189,159,614		1,718,568	(215,037)	1,503,531
Short-Term Income Fund	402,890,224		1,259,631	(1,539,446)	(279,815)
Intermediate Tax-Free Fund	1,645,210,506		73,657,805	(1,820,285)	71,837,520
Mortgage Income Fund	111,489,999		2,879,592	(380,162)	2,499,430
TCH Intermediate Income Fund	106,324,242		1,021,970	(4,458,117)	(3,436,147)
TCH Corporate Income Fund	236,411,497		2,785,997	(20,306,476)	(17,520,479)
TCH Core Plus Bond Fund	1,181,535,216		18,317,615	(52,303,095)	(33,985,480)
Monegy High Yield Bond Fund	69,362,057		949,557	(2,497,339)	(1,547,782)
Government Money Market Fund	694,105,547	*	—	—	—
Tax-Free Money Market Fund	696,526,476	*	—	—	—
Prime Money Market Fund	3,670,082,350	*	—	—	—

*	at amortized cost

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2015 and 2014 was as follows:

	2015			2014
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$3,608,561	$—	$1,280,980	$1,054,029	$—	$12,142
Dividend Income Fund	3,621,411	—	7,100,830	3,240,966	—	2,772,596
Large-Cap Value Fund	5,149,082	—	20,618,243	4,017,673	—	12,022,953
Large-Cap Growth Fund	12,930,101	—	21,930,792	9,634,030	—	8,762,754
Mid-Cap Value Fund	7,822,943	—	31,037,272	9,101,983	—	34,599,806
Mid-Cap Growth Fund	820,032	—	34,240,425	12,732,841	—	18,985,770
Small-Cap Value Fund	599,661	—	4,059,349	3,255,130	—	2,539,680
Small-Cap Core Fund	—	—	—	—	—	—
Small-Cap Growth Fund	32,110,510	—	96,656,948	54,758,306	—	42,844,352
Global Low Volatility Equity Fund	53,185	—	—	—	—	—
Pyrford International Stock Fund	2,655,059	—	—	12,984,772	—	666,055
LGM Emerging Markets Equity Fund	2,422,730	—	—	2,213,603	—	—
TCH Emerging Markets Bond Fund	574,934	—	—	79,800	—	—
Alternative Strategies Fund	—	—	—	—	—	—
Ultra Short Tax-Free Fund	736	4,498,991	23,343	436	5,614,701	169,545
Short Tax-Free Fund	27,354	1,642,272	8,101	93	1,025,728	—
Short-Term Income Fund	3,300,401	—	—	3,273,149	—	—
Intermediate Tax-Free Fund	195,902	37,974,429	—	86,987	32,886,448	—
Mortgage Income Fund	3,603,797	—	—	4,176,352	—	—
TCH Intermediate Income Fund	2,916,603	—	—	2,721,639	—	—
TCH Corporate Income Fund	7,982,948	—	920,229	5,115,960	—	—
TCH Core Plus Bond Fund	30,079,660	—	4,351,530	23,835,203	—	—
Monegy High Yield Bond Fund	4,170,116	—	1,566,305	5,891,477	—	830,552
Government Money Market Fund	63,363	—	—	58,206	—	—
Tax-Free Money Market Fund	57,184	62,197	—	33,997	174,896	4,302
Prime Money Market Fund	449,144	—	—	400,645	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2015, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Dividend Payable, and Other Components	Unrealized Appreciation (Depreciation) on Securities
Low Volatility Equity Fund	$412,061	$—	$2,230,802	$—	$—	$4,588,041
Dividend Income Fund	359,485	—	6,850,723	(65,513)	—	10,392,071
Large-Cap Value Fund	5,937,708	—	24,169,961	—	—	26,342,145
Large-Cap Growth Fund	6,025,451	—	24,560,519	—	—	41,833,875
Mid-Cap Value Fund	663,123	—	23,092,521	(471,481)	—	59,128,695
Mid-Cap Growth Fund	—	—	29,191,034	(8,355,734)	—	49,140,122
Small-Cap Value Fund	—	—	1,934,974	(76,849)	—	3,974,385
Small-Cap Core Fund	4,642	—	49,665	—	—	30,397
Small-Cap Growth Fund	—	—	40,457,251	(2,242,444)	(1)	44,613,299
Global Low Volatility Equity Fund	80,426	—	831	(22,464)	(118)	122,470
Pyrford International Stock Fund	13,159,615	—	—	(687,291)	(60,818)	(43,180,209)
LGM Emerging Markets Equity Fund	1,456,258	—	—	(3,851,955)	(4,788)	(5,213,978)
TCH Emerging Markets Bond Fund	274,092	—	49,962	—	(139)	(405,748)
Alternative Strategies Fund	1,031,826	—	—	—	686,351	(373,411)
Ultra Short Tax-Free Fund	—	189,177	565,559	—	(200,415)	383,264
Short Tax-Free Fund	185,879	108,788	141,819	—	(99,903)	691,927
Short-Term Income Fund	131,591	—	—	(1,669,014)	(119,312)	(625,522)
Intermediate Tax-Free Fund	—	650,730	2,808,572	—	(601,991)	44,752,361
Mortgage Income Fund	30,696	—	—	(5,083,903)	(45,624)	2,812,035
TCH Intermediate Income Fund	61,528	—	—	(22,029,896)	(71,555)	(1,314,306)
TCH Corporate Income Fund	300,525	—	989,894	(81,757)	(303,223)	(5,619,293)
TCH Core Plus Bond Fund	216,051	—	311,730	(16,209)	(229,156)	(10,845,876)
Monegy High Yield Bond Fund	17,969	—	—	(1,862,153)	(27,356)	(1,642,728)
Government Money Market Fund	7,138	—	—	—	(7,138)	—
Tax-Free Money Market Fund	—	19,247	3,187	—	(22,381)	—
Prime Money Market Fund	60,275	—	—	—	(84,238)	—

BMO Funds

At August 31, 2015, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

				Not Subject to Expiration
Fund	2016	2018	2019	ST	LT	Total
Pyrford International Stock Fund	$—	$—	$—	$687,291	$—	$687,291
LGM Emerging Markets Equity Fund	—	—	—	1,200,915	1,476,955	2,677,870
Short-Term Income Fund	216,882	—	—	608,137	680,831	1,505,850
Mortgage Income Fund	—	—	—	1,568,358	3,376,459	4,944,817
TCH Intermediate Income Fund	—	20,798,157	952,005	—	—	21,750,162
Monegy High Yield Bond Fund	—	—	—	123,197	29,872	153,069
Under The Registered Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Modernization Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Modernization Act.

During the fiscal year ended August 31, 2015, the Ultra Short Tax-Free, Intermediate Tax-Free and TCH Intermediate Income Funds, respectively, utilized $127,129, $2,496,222 and $611,248 of capital loss carryforwards.

The Short-Term Income and TCH Intermediate Income Funds, had losses expiring during the fiscal year ended August 31, 2015, in the amount of $983,288 and $3,502,554, respectively.

As of August 31, 2015, the following Funds had post-October losses, which are deferred until fiscal year 2015 for tax purposes, of:

Fund	Post-October Losses
Dividend Income Fund	$65,513
Mid-Cap Value Fund	471,481
Mid-Cap Growth Fund	7,653,329
Global Low Volatility Equity Fund	22,464
LGM Emerging Markets Equity Fund	1,174,085
Short-Term Income Fund	163,164
Mortgage Income Fund	139,806
TCH Intermediate Income Fund	279,734
TCH Core Plus Bond Fund	16,209
Monegy High Yield Bond Fund	1,709,084

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2015, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2016 for tax purposes, of:

Fund	Post-October Losses
Mid-Cap Growth Fund	$702,405
Small-Cap Value Fund	76,849
Small-Cap Growth Fund	2,242,444

Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

10.	Recently Issued Accounting Pronouncements and Money Market Reform

In May 2015, the FASB issued ASU No. 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These rule changes create new definitions for government money market funds and retail money market funds and require institutional money market funds to operate with a floating NAV. Retail and government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-government money market funds are required to adopt policies and procedures to allow for a fund’s Board of Directors to impose liquidity fees and redemption gates if the

Notes to Financial Statements (continued)

fund’s weekly liquid assets fall below the regulatory threshold set by the SEC. The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.

11.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts

Initial Approval of Advisory Agreement for BMO Disciplined International Equity Fund and BMO Global Long/Short Equity Fund

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each of BMO Disciplined International Equity Fund and BMO Global Long/Short Equity Fund (each a “Fund” and together the “Funds”).

At Board meetings held on May 5-6, 2015 (“May Meeting”) and August 11-12, 2015 (“August Meeting”), the Board met with management of the Adviser regarding the initial approval of the Funds’ Advisory Agreement. During the May and August Meetings, the Board met with management of the Adviser and discussed the objectives and principal investment strategy of each Fund; the rationale for launching the Funds within the mutual fund family; the capabilities of the investment teams, including performance records and capacity; the proposed fee and expense structure; the competitive landscape; and the schedule for launch. The Board then discussed the products, the investment teams, the nature and quality of services to be provided by the investment teams, the fees and expenses to be charged to each Fund, the anticipated growth of each Fund, and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed Funds; the capabilities of the Adviser and the investment teams to adequately manage the Funds; and the relative fees and expenses. The Independent Directors also met separately in executive session with independent legal counsel to review and consider the information provided by the Adviser regarding the proposed Advisory Agreement for each Fund.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with funds in the BMO complex and the services the Adviser provides for such funds. The Directors noted that, in evaluating the Advisory Agreement, they were taking into account their accumulated experience as Directors in working with the Adviser on matters relating to other funds in the BMO complex. Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the Advisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Advisory Agreement, including copies of the proposed Advisory Agreement; the fees proposed to be paid to the Adviser; information regarding each Fund’s investment strategy and operations; information regarding the Adviser’s financial condition, personnel, compliance program and operations; and other information provided in response to the requirements of Section 15(c) of the 1940 Act. Although the Advisory Agreement for both Funds was considered at the same Board meeting, the Directors considered each Fund separately. In their deliberations, the Directors did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser, including the personnel who would provide investment management services to the Funds. The Board also considered the administrative services that would be provided to each Fund, as well as other services to be performed by the Adviser, including monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to the Fund by the Adviser are expected to be satisfactory.

Performance Information

As each Fund is a newly created series, the Board did not review performance information for the Funds. The Board did, however, review historical composite performance data of the Adviser’s disciplined international equity strategy and simulated performance for the BMO Global Long/Short Equity Fund over various periods.

Costs of Services Provided and Profitability

The Board considered the fees to be payable by each Fund under the Advisory Agreement. The Board reviewed information provided by the Adviser comparing each Fund’s contractual advisory fee to the median fee of its Strategic Insight’s Simfund peer category (“Simfund peer category”). In addition, the Board reviewed information provided by the Adviser comparing each Fund’s expected net expense ratio to the median net expense ratio of the Simfund peer category.

The Board noted that each Fund’s contractual advisory fee and expected net expense ratio were lower than or within a reasonable range of the median of its Simfund peer category. The Board considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the expected net expense ratios for the Funds take into account the effect of the Expense Limitations. The Board considered that because the Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that the Adviser’s profitability was not expected to be unreasonable.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts (continued)

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates, and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

On the basis of the information provided, the Board concluded that each Fund’s proposed advisory fees were reasonable, taking into account the nature, quality, and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered that the Funds were not yet operational and had no assets. In addition, the Board considered that the management fee for each Fund had breakpoints so that the Funds could experience economies of scale as they grow. The Board then noted each Fund’s net expense ratio giving effect to the Expense Limitation. The Board concluded that these factors were reasonable in providing the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that could accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, shareholder service fees and securities lending revenue. In addition, the Board considered soft dollar arrangements in connection with equity security brokerage transactions that may occur for the Funds and/or other clients. The Board noted that, other than the services provided by the Adviser pursuant to the Advisory Agreement and the related fees to be paid by each Fund, the Adviser may potentially benefit from their relationship with each other in other ways. The Board also considered that the success of the Funds could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of each Fund.

Approval of Amendments to the Fee Schedule of the Advisory Agreement for the BMO Large-Cap Value Fund and the BMO Large-Cap Growth Fund

At a meeting held on November 3-4, 2015, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended, considered an amendment to the investment advisory agreement between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Large-Cap Value Fund and the BMO Large-Cap Growth Fund series of the Corporation (each a “Fund” and together the “Funds”) to reflect an amended fee schedule. The contractual fee schedule for each Fund was proposed to be amended to reflect a reduced advisory fee for each Fund in an attempt to increase the ability of the Funds to compete in their highly competitive fund categories. In approving the amended fee schedules, the Board took into consideration that the contractual fee to be paid to the Adviser by each Fund under the amended fee schedule would not be less advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the nature and quality of services the Adviser provides to each Fund would not be affected by the change in fee schedule.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

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Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2016 BMO Financial Corp. (3/16)

BMO Funds	February 29, 2016

Semi-Annual

report

Target Retirement Funds

Target Risk Funds

Financial Information

Expense Example			2

Schedules of Investments:
BMO In-Retirement Fund	5	BMO Target Retirement 2050 Fund	12
BMO Target Retirement 2015 Fund	5	BMO Target Retirement 2055 Fund	12
BMO Target Retirement 2020 Fund	6	BMO Conservative Allocation Fund	13
BMO Target Retirement 2025 Fund	7	BMO Moderate Allocation Fund	14
BMO Target Retirement 2030 Fund	8	BMO Balanced Allocation Fund	15
BMO Target Retirement 2035 Fund	9	BMO Growth Allocation Fund	16
BMO Target Retirement 2040 Fund	10	BMO Aggressive Allocation Fund	17
BMO Target Retirement 2045 Fund	11

Notes to Schedules of Investments			18
Statements of Assets and Liabilities			19
Statements of Operations			22
Statements of Changes in Net Assets			25
Financial Highlights			30
Notes to Financial Statements			38

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2016

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2016 (9/1/15-2/29/16).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Institutional
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
In-Retirement Fund
Actual	$1,000.00	$973.80	0.33%	$1.62	$1,000.00	$974.60	0.08%	$0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
2015 Fund
Actual	1,000.00	967.30	0.33	1.62	1,000.00	969.60	0.08	0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.30	0.33	1.66	1,000.00	1,024.60	0.08	0.40
2020 Fund
Actual	1,000.00	958.90	0.33	1.61	1,000.00	960.20	0.08	0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
2025 Fund
Actual	1,000.00	951.40	0.33	1.60	1,000.00	952.30	0.08	0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
2030 Fund
Actual	1,000.00	945.80	0.37	1.79	1,000.00	947.40	0.12	0.58
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.37	1.86	1,000.00	1,024.40	0.12	0.60
2035 Fund
Actual	1,000.00	942.00	0.37	1.78	1,000.00	942.30	0.12	0.58
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.37	1.86	1,000.00	1,024.40	0.12	0.60
2040 Fund
Actual	1,000.00	937.60	0.36	1.73	1,000.00	939.80	0.11	0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81	1,000.00	1,024.50	0.11	0.55
2045 Fund
Actual	1,000.00	937.90	0.36	1.73	1,000.00	939.70	0.11	0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81	1,000.00	1,024.50	0.11	0.55
2050 Fund
Actual	1,000.00	938.00	0.36	1.73	1,000.00	938.90	0.11	0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81	1,000.00	1,024.50	0.11	0.55
2055 Fund
Actual	1,000.00	939.20	0.36	1.73	1,000.00	941.00	0.11	0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81	1,000.00	1,024.50	0.11	0.55

2

Expense Example (Unaudited) (continued)

	Investor				Institutional
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
Conservative Allocation Fund
Actual	$1,000.00	$977.00	0.33%	$1.62	$1,000.00	$977.80	0.08%	$0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Moderate Allocation Fund
Actual	1,000.00	964.80	0.30	1.47	1,000.00	967.20	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.51	1,000.00	1,024.80	0.05	0.25
Balanced Allocation Fund
Actual	1,000.00	952.80	0.33	1.60	1,000.00	954.70	0.08	0.39
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Growth Allocation Fund
Actual	1,000.00	941.70	0.30	1.45	1,000.00	942.70	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.51	1,000.00	1,024.80	0.05	0.25
Aggressive Allocation Fund
Actual	1,000.00	934.90	0.33	1.59	1,000.00	935.10	0.08	0.38
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2015 through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
In-Retirement Fund
Actual	$1,000.00	$972.50	0.58%	$2.85	$1,000.00	$975.40	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2015 Fund
Actual	1,000.00	966.50	0.58	2.85	1,000.00	970.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2020 Fund
Actual	1,000.00	958.10	0.58	2.83	1,000.00	961.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2025 Fund
Actual	1,000.00	949.40	0.58	2.82	1,000.00	952.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2030 Fund
Actual	1,000.00	945.70	0.62	3.00	1,000.00	948.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.62	3.12	1,000.00	1,025.00	0.00	0.00
2035 Fund
Actual	1,000.00	940.70	0.62	3.00	1,000.00	943.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.62	3.12	1,000.00	1,025.00	0.00	0.00
2040 Fund
Actual	1,000.00	936.40	0.61	2.94	1,000.00	939.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.07	1,000.00	1,025.00	0.00	0.00
2045 Fund
Actual	1,000.00	936.80	0.61	2.95	1,000.00	939.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.07	1,000.00	1,025.00	0.00	0.00
2050 Fund
Actual	1,000.00	937.00	0.61	2.94	1,000.00	939.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.07	1,000.00	1,025.00	0.00	0.00
2055 Fund
Actual	1,000.00	937.90	0.61	2.94	1,000.00	941.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.07	1,000.00	1,025.00	0.00	0.00
Conservative Allocation Fund
Actual	1,000.00	975.40	0.58	2.85	1,000.00	978.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00
Moderate Allocation Fund
Actual	1,000.00	963.80	0.55	2.69	1,000.00	967.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.77	1,000.00	1,025.00	0.00	0.00
Balanced Allocation Fund
Actual	1,000.00	952.30	0.58	2.81	1,000.00	955.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00

3

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)	Beginning account value 9/1/15	Ending account value 2/29/16	Annualized Expense Ratio(1)	Expenses paid during period 9/1/15- 2/29/16(1)
Growth Allocation Fund
Actual	$1,000.00	$939.60	0.55%	$2.65	$1,000.00	$943.20	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.77	1,000.00	1,025.00	0.00	0.00
Aggressive Allocation Fund
Actual	1,000.00	932.30	0.58	2.79	1,000.00	936.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.92	1,000.00	1,025.00	0.00	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2015 through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

4

February 29, 2016 (Unaudited)

Schedules of Investments	BMO Funds

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 17.9%
BMO Dividend Income Fund—Institutional Class (1)	32,623	$379,400
BMO Large-Cap Value Fund—Institutional Class (1)	43,553	558,780
BMO Low Volatility Equity Fund—Institutional Class (1)	39,250	498,077
Harbor Capital Appreciation Fund—Institutional Class	7,419	400,685
T Rowe Price Growth Stock Fund—Retail Class	8,338	401,074
Vanguard Equity Income Fund—Institutional Class	7,294	438,734
Vanguard Institutional Index Fund—Institutional Class	5,301	938,864

Total Large-Cap Funds		3,615,614

Mid-Cap Funds — 3.2%
BMO Mid-Cap Growth Fund—Institutional Class (1)	8,205	119,955
BMO Mid-Cap Value Fund—Institutional Class (1)	19,766	243,121
Vanguard Mid-Cap Index Fund—Institutional Class	9,211	283,528

Total Mid-Cap Funds		646,604

Small-Cap Funds — 1.5%
BMO Small-Cap Growth Fund—Institutional Class (1)	7,406	102,723
Goldman Sachs Small Cap Value Fund—Institutional Class	4,406	203,786

Total Small-Cap Funds		306,509

International Funds — 12.3%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	44,812	403,308
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	22,657	262,817
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	13,429	105,421
BMO Pyrford International Stock Fund—Institutional Class (1)	50,655	560,249
DFA International Small Company Portfolio—Institutional Class	3,700	59,171
Dodge & Cox International Stock Fund—Retail Class	11,356	364,512
Harbor International Fund—Institutional Class	6,492	362,277
MFS International Value Fund—Institutional Class	10,452	359,114

Total International Funds		2,476,869

Fixed Income Funds — 55.9%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	34,405	305,517
BMO TCH Core Plus Bond Fund—Institutional Class (1)	334,264	3,727,040
Federated Institutional High-Yield Bond Fund—Institutional Class	47,905	430,189
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	67,793	606,744
Metropolitan West Total Return Bond Fund—Institutional Class	347,676	3,740,996
PIMCO Unconstrained Bond Fund—Institutional Class	60,639	604,571

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
TCW Emerging Markets Income Fund—Institutional Class	59,333	$443,811
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	41,291	1,006,260
Vanguard Short-Term Investment Grade Fund—Institutional Class	37,910	401,842

Total Fixed Income Funds		11,266,970

Alternative Funds — 7.6%
BMO Alternative Strategies Fund—Institutional Class (1)	121,936	1,212,040
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	37,006	162,088
Vanguard REIT Index Fund—Institutional Class	9,671	162,761

Total Alternative Funds		1,536,889

Total Mutual Funds (identified cost $18,308,326)		19,849,455

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	294,418	294,418

Total Short-Term Investments (identified cost $294,418)		294,418

Total Investments — 99.9% (identified cost $18,602,744)		20,143,873
Other Assets and Liabilities — 0.1%		25,430

Total Net Assets — 100.0%		$20,169,303

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	17.9%
Mid-Cap Funds	3.2
Small-Cap Funds	1.5
International Funds	12.3
Fixed Income Funds	55.9
Alternative Funds	7.6
Other Assets & Liabilities, Net	1.6

Total	100.0%

2015 Fund

Description	Shares	Value
Mutual Funds — 99.9%

Large-Cap Funds — 24.2%
BMO Dividend Income Fund—Institutional Class (1)	6,787	$78,933
BMO Large-Cap Value Fund—Institutional Class (1)	12,257	157,251
BMO Low Volatility Equity Fund—Institutional Class (1)	11,433	145,082
Harbor Capital Appreciation Fund—Institutional Class	2,320	125,308
T Rowe Price Growth Stock Fund—Retail Class	2,599	125,011
Vanguard Equity Income Fund—Institutional Class	1,788	107,527

(See Notes which are an integral part of the Financial Statements)

5

February 29, 2016 (Unaudited)

Schedules of Investments

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Institutional Index Fund—Institutional Class	1,405	$248,853

Total Large-Cap Funds		987,965

Mid-Cap Funds — 5.3%
BMO Mid-Cap Growth Fund—Institutional Class (1)	2,863	41,854
BMO Mid-Cap Value Fund—Institutional Class (1)	6,802	83,670
Vanguard Mid-Cap Index Fund—Institutional Class	2,988	91,976

Total Mid-Cap Funds		217,500

Small-Cap Funds — 2.3%
BMO Small-Cap Growth Fund—Institutional Class (1)	2,463	34,168
Goldman Sachs Small Cap Value Fund—Institutional Class	1,274	58,921

Total Small-Cap Funds		93,089

International Funds — 17.2%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	12,878	115,900
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	6,773	78,572
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	3,443	27,026
BMO Pyrford International Stock Fund—Institutional Class (1)	13,386	148,052
DFA International Small Company Portfolio—Institutional Class	1,303	20,829
Dodge & Cox International Stock Fund—Retail Class	3,257	104,564
Harbor International Fund—Institutional Class	1,848	103,092
MFS International Value Fund—Institutional Class	2,993	102,851

Total International Funds		700,886

Fixed Income Funds — 43.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	5,163	45,850
BMO TCH Core Plus Bond Fund—Institutional Class (1)	56,656	631,712
Federated Institutional High-Yield Bond Fund—Institutional Class	7,917	71,090
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	11,114	99,473
Metropolitan West Total Return Bond Fund—Institutional Class	55,018	591,993
PIMCO Unconstrained Bond Fund—Institutional Class	10,355	103,243
TCW Emerging Markets Income Fund—Institutional Class	11,065	82,763
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	6,276	152,943

Total Fixed Income Funds		1,779,067

Alternative Funds — 7.4%
BMO Alternative Strategies Fund—Institutional Class (1)	22,899	227,615
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	8,548	37,440

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds (continued)
Vanguard REIT Index Fund—Institutional Class	2,228	$37,493

Total Alternative Funds		302,548

Total Mutual Funds (identified cost $4,383,309)		4,081,055

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	65,986	65,986

Total Short-Term Investments (identified cost $65,986)		65,986

Total Investments — 101.5% (identified cost $4,449,295)		4,147,041
Other Assets and Liabilities — (1.5)%		(60,055)

Total Net Assets — 100.0%		$4,086,986

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	24.2%
Mid-Cap Funds	5.3
Small-Cap Funds	2.3
International Funds	17.2
Fixed Income Funds	43.5
Alternative Funds	7.4
Other Assets & Liabilities, Net	0.1

Total	100.0%

2020 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 28.0%
BMO Dividend Income Fund—Institutional Class (1)	133,173	$1,548,803
BMO Large-Cap Value Fund—Institutional Class (1)	292,838	3,757,114
BMO Low Volatility Equity Fund—Institutional Class (1)	228,292	2,897,022
Harbor Capital Appreciation Fund—Institutional Class	61,872	3,341,706
T Rowe Price Growth Stock Fund—Retail Class	69,544	3,345,050
Vanguard Equity Income Fund—Institutional Class	32,613	1,961,695
Vanguard Institutional Index Fund—Institutional Class	41,006	7,262,493

Total Large-Cap Funds		24,113,883

Mid-Cap Funds — 7.7%
BMO Mid-Cap Growth Fund—Institutional Class (1)	134,601	1,967,871
BMO Mid-Cap Value Fund—Institutional Class (1)	180,453	2,219,575
Vanguard Mid-Cap Index Fund—Institutional Class	77,880	2,397,145

Total Mid-Cap Funds		6,584,591

(See Notes which are an integral part of the Financial Statements)

6

BMO Funds

2020 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 3.1%
BMO Small-Cap Growth Fund—Institutional Class (1)	86,842	$1,204,503
Goldman Sachs Small Cap Value Fund—Institutional Class	31,360	1,450,381

Total Small-Cap Funds		2,654,884

International Funds — 20.8%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	199,943	1,799,491
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	235,527	2,732,114
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	77,033	604,706
BMO Pyrford International Stock Fund—Institutional Class (1)	306,804	3,393,252
DFA International Small Company Portfolio—Institutional Class	31,791	508,340
Dodge & Cox International Stock Fund—Retail Class	106,545	3,420,087
Harbor International Fund—Institutional Class	61,443	3,428,492
MFS International Value Fund—Institutional Class	57,124	1,962,779

Total International Funds		17,849,261

Fixed Income Funds — 31.7%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	87,808	779,735
BMO TCH Core Plus Bond Fund—Institutional Class (1)	921,614	10,275,997
Federated Institutional High-Yield Bond Fund—Institutional Class	134,726	1,209,837
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	199,763	1,787,877
Metropolitan West Total Return Bond Fund—Institutional Class	712,102	7,662,214
PIMCO Unconstrained Bond Fund—Institutional Class	173,147	1,726,273
TCW Emerging Markets Income Fund—Institutional Class	172,509	1,290,370
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	105,680	2,575,425

Total Fixed Income Funds		27,307,728

Alternative Funds — 7.3%
BMO Alternative Strategies Fund—Institutional Class (1)	445,738	4,430,637
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	214,730	940,518
Vanguard REIT Index Fund—Institutional Class	55,614	935,982

Total Alternative Funds		6,307,137

Total Mutual Funds (identified cost $75,227,618)		84,817,484

Description	Shares	Value
Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	1,128,035	$1,128,035

Total Short-Term Investments (identified cost $1,128,035)		1,128,035

Total Investments — 99.9% (identified cost $76,355,653)		85,945,519
Other Assets and Liabilities — 0.1%		48,631

Total Net Assets — 100.0%		$85,994,150

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	28.0%
Mid-Cap Funds	7.7
Small-Cap Funds	3.1
International Funds	20.8
Fixed Income Funds	31.7
Alternative Funds	7.3
Other Assets & Liabilities, Net	1.4

Total	100.0%

2025 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 32.1%
BMO Dividend Income Fund—Institutional Class (1)	31,532	$366,720
BMO Large-Cap Value Fund—Institutional Class (1)	106,540	1,366,912
BMO Low Volatility Equity Fund—Institutional Class (1)	64,662	820,561
Harbor Capital Appreciation Fund—Institutional Class	28,093	1,517,293
T Rowe Price Growth Stock Fund—Retail Class	31,256	1,503,420
Vanguard Equity Income Fund—Institutional Class	8,437	507,487
Vanguard Institutional Index Fund—Institutional Class	16,410	2,906,318

Total Large-Cap Funds		8,988,711

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund—Institutional Class (1)	53,003	774,901
BMO Mid-Cap Value Fund—Institutional Class (1)	66,148	813,618
Vanguard Mid-Cap Index Fund—Institutional Class	30,761	946,822

Total Mid-Cap Funds		2,535,341

Small-Cap Funds — 4.0%
BMO Small-Cap Growth Fund—Institutional Class (1)	40,623	563,438
Goldman Sachs Small Cap Value Fund—Institutional Class	12,098	559,529

Total Small-Cap Funds		1,122,967

(See Notes which are an integral part of the Financial Statements)

7

February 29, 2016 (Unaudited)

Schedules of Investments

2025 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 24.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	81,462	$733,161
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	87,727	1,017,630
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	25,437	199,683
BMO Pyrford International Stock Fund—Institutional Class (1)	115,802	1,280,773
DFA International Small Company Portfolio—Institutional Class	14,084	225,206
Dodge & Cox International Stock Fund—Retail Class	40,321	1,294,312
Harbor International Fund—Institutional Class	22,970	1,281,698
MFS International Value Fund—Institutional Class	21,049	723,252

Total International Funds		6,755,715

Fixed Income Funds — 22.1%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	23,156	205,626
BMO TCH Core Plus Bond Fund—Institutional Class (1)	219,521	2,447,655
Federated Institutional High-Yield Bond Fund—Institutional Class	37,526	336,979
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	43,293	387,475
Metropolitan West Total Return Bond Fund—Institutional Class	148,779	1,600,858
PIMCO Unconstrained Bond Fund—Institutional Class	42,298	421,710
TCW Emerging Markets Income Fund—Institutional Class	37,682	281,861
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	21,540	524,919

Total Fixed Income Funds		6,207,083

Alternative Funds — 6.9%
BMO Alternative Strategies Fund—Institutional Class (1)	126,511	1,257,519
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	77,394	338,987
Vanguard REIT Index Fund—Institutional Class	19,888	334,713

Total Alternative Funds		1,931,219

Total Mutual Funds (identified cost $30,839,457)		27,541,036

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	434,973	434,973

Total Short-Term Investments (identified cost $434,973)		434,973

Total Investments — 99.8% (identified cost $31,274,430)		27,976,009
Other Assets and Liabilities — 0.2%		67,738

Total Net Assets — 100.0%		$28,043,747

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	32.1%
Mid-Cap Funds	9.0
Small-Cap Funds	4.0
International Funds	24.1
Fixed Income Funds	22.1
Alternative Funds	6.9
Other Assets & Liabilities, Net	1.8

Total	100.0%

2030 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 34.9%
BMO Dividend Income Fund—Institutional Class (1)	108,349	$1,260,101
BMO Large-Cap Value Fund—Institutional Class (1)	385,646	4,947,840
BMO Low Volatility Equity Fund—Institutional Class (1)	233,532	2,963,517
Harbor Capital Appreciation Fund—Institutional Class	98,652	5,328,171
T Rowe Price Growth Stock Fund—Retail Class	110,885	5,333,579
Vanguard Equity Income Fund—Institutional Class	28,394	1,707,874
Vanguard Institutional Index Fund—Institutional Class	56,946	10,085,742

Total Large-Cap Funds		31,626,824

Mid-Cap Funds — 9.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	197,615	2,889,137
BMO Mid-Cap Value Fund—Institutional Class (1)	234,965	2,890,073
Vanguard Mid-Cap Index Fund—Institutional Class	105,535	3,248,367

Total Mid-Cap Funds		9,027,577

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund—Institutional Class (1)	163,369	2,265,925
Goldman Sachs Small Cap Value Fund—Institutional Class	48,913	2,262,213

Total Small-Cap Funds		4,528,138

International Funds — 26.6%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	264,636	2,381,725
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	308,841	3,582,552
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	120,699	947,491
BMO Pyrford International Stock Fund—Institutional Class (1)	413,594	4,574,347
DFA International Small Company Portfolio—Institutional Class	51,004	815,547
Dodge & Cox International Stock Fund—Retail Class	144,838	4,649,285
Harbor International Fund—Institutional Class	82,349	4,595,090
MFS International Value Fund—Institutional Class	74,320	2,553,625

Total International Funds		24,099,662

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

2030 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 15.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	41,727	$370,540
BMO TCH Core Plus Bond Fund—Institutional Class (1)	496,033	5,530,765
Federated Institutional High-Yield Bond Fund—Institutional Class	72,108	647,532
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	112,197	1,004,167
Metropolitan West Total Return Bond Fund—Institutional Class	346,458	3,727,886
PIMCO Unconstrained Bond Fund—Institutional Class	90,101	898,309
TCW Emerging Markets Income Fund—Institutional Class	87,204	652,285
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	48,957	1,193,089

Total Fixed Income Funds		14,024,573

Alternative Funds — 6.7%
BMO Alternative Strategies Fund—Institutional Class (1)	374,373	3,721,265
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	271,590	1,189,563
Vanguard REIT Index Fund—Institutional Class	70,279	1,182,788

Total Alternative Funds		6,093,616

Total Mutual Funds (identified cost $79,912,171)		89,400,390

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	1,042,678	1,042,678

Total Short-Term Investments (identified cost $1,042,678)		1,042,678

Total Investments — 99.7% (identified cost $80,954,849)		90,443,068
Other Assets and Liabilities — 0.3%		249,253

Total Net Assets — 100.0%		$90,692,321

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	34.9%
Mid-Cap Funds	9.9
Small-Cap Funds	5.0
International Funds	26.6
Fixed Income Funds	15.5
Alternative Funds	6.7
Other Assets & Liabilities, Net	1.4

Total	100.0%

2035 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 38.0%
BMO Dividend Income Fund—Institutional Class (1)	36,027	$418,998
BMO Large-Cap Value Fund—Institutional Class (1)	126,580	1,624,023
BMO Low Volatility Equity Fund—Institutional Class (1)	78,442	995,423
Harbor Capital Appreciation Fund—Institutional Class	33,471	1,807,747
T Rowe Price Growth Stock Fund—Retail Class	37,386	1,798,262
Vanguard Equity Income Fund—Institutional Class	9,179	552,109
Vanguard Institutional Index Fund—Institutional Class	18,966	3,359,019

Total Large-Cap Funds		10,555,581

Mid-Cap Funds — 10.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	66,028	965,324
BMO Mid-Cap Value Fund—Institutional Class (1)	81,137	997,986
Vanguard Mid-Cap Index Fund—Institutional Class	34,966	1,076,248

Total Mid-Cap Funds		3,039,558

Small-Cap Funds — 5.4%
BMO Small-Cap Growth Fund—Institutional Class (1)	53,966	748,507
Goldman Sachs Small Cap Value Fund—Institutional Class	16,171	747,919

Total Small-Cap Funds		1,496,426

International Funds — 29.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	93,446	841,010
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	103,870	1,204,889
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	31,805	249,669
BMO Pyrford International Stock Fund—Institutional Class (1)	140,035	1,548,792
DFA International Small Company Portfolio—Institutional Class	17,243	275,713
Dodge & Cox International Stock Fund—Retail Class	48,809	1,566,772
Harbor International Fund—Institutional Class	27,751	1,548,511
MFS International Value Fund—Institutional Class	24,929	856,545

Total International Funds		8,091,901

Fixed Income Funds — 8.8%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	9,838	87,363
BMO TCH Core Plus Bond Fund—Institutional Class (1)	85,014	947,902
Federated Institutional High-Yield Bond Fund—Institutional Class	12,806	114,995
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	18,232	163,180
Metropolitan West Total Return Bond Fund—Institutional Class	59,489	640,107
PIMCO Unconstrained Bond Fund—Institutional Class	14,092	140,494
TCW Emerging Markets Income Fund—Institutional Class	15,872	118,725

(See Notes which are an integral part of the Financial Statements)

9

February 29, 2016 (Unaudited)

Schedules of Investments

2035 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	9,038	$220,254

Total Fixed Income Funds		2,433,020

Alternative Funds — 6.0%
BMO Alternative Strategies Fund—Institutional Class (1)	87,536	870,104
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	89,472	391,887
Vanguard REIT Index Fund—Institutional Class	23,193	390,335

Total Alternative Funds		1,652,326

Total Mutual Funds (identified cost $30,865,082)		27,268,812

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	426,396	426,396

Total Short-Term Investments (identified cost $426,396)		426,396

Total Investments — 99.8% (identified cost $31,291,478)		27,695,208
Other Assets and Liabilities — 0.2%		64,078

Total Net Assets — 100.0%		$27,759,286

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	38.0%
Mid-Cap Funds	10.9
Small-Cap Funds	5.4
International Funds	29.1
Fixed Income Funds	8.8
Alternative Funds	6.0
Other Assets & Liabilities, Net	1.8

Total	100.0%

2040 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 40.8%
BMO Dividend Income Fund—Institutional Class (1)	70,422	$819,013
BMO Large-Cap Value Fund—Institutional Class (1)	283,957	3,643,168
BMO Low Volatility Equity Fund—Institutional Class (1)	182,542	2,316,456
Harbor Capital Appreciation Fund—Institutional Class	74,916	4,046,190
T Rowe Price Growth Stock Fund—Retail Class	84,491	4,064,021
Vanguard Equity Income Fund—Institutional Class	21,147	1,271,983
Vanguard Institutional Index Fund—Institutional Class	43,000	7,615,751

Total Large-Cap Funds		23,776,582

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund—Institutional Class (1)	143,374	$2,096,129
BMO Mid-Cap Value Fund—Institutional Class (1)	169,938	2,090,235
Vanguard Mid-Cap Index Fund—Institutional Class	84,876	2,612,495

Total Mid-Cap Funds		6,798,859

Small-Cap Funds — 5.6%
BMO Small-Cap Growth Fund—Institutional Class (1)	117,254	1,626,316
Goldman Sachs Small Cap Value Fund—Institutional Class	35,129	1,624,710

Total Small-Cap Funds		3,251,026

International Funds — 31.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	212,226	1,910,030
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	225,219	2,612,544
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	95,235	747,591
BMO Pyrford International Stock Fund—Institutional Class (1)	307,776	3,404,005
DFA International Small Company Portfolio—Institutional Class	39,645	633,921
Dodge & Cox International Stock Fund—Retail Class	107,369	3,446,551
Harbor International Fund—Institutional Class	61,104	3,409,597
MFS International Value Fund—Institutional Class	57,074	1,961,066

Total International Funds		18,125,305

Fixed Income Funds — 3.9%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	13,933	123,723
BMO TCH Core Plus Bond Fund—Institutional Class (1)	67,149	748,710
Federated Institutional High-Yield Bond Fund—Institutional Class	19,530	175,378
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	25,748	230,448
Metropolitan West Total Return Bond Fund—Institutional Class	59,437	639,544
TCW Emerging Markets Income Fund—Institutional Class	15,690	117,358
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class (2)	9,494	231,362

Total Fixed Income Funds		2,266,523

Alternative Funds — 5.5%
BMO Alternative Strategies Fund—Institutional Class (1)	145,843	1,449,682
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	197,305	864,194
Vanguard REIT Index Fund—Institutional Class	51,575	868,002

Total Alternative Funds		3,181,878

Total Mutual Funds (identified cost $50,054,735)		57,400,173

(See Notes which are an integral part of the Financial Statements)

10

BMO Funds

2040 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	551,731	$551,731

Total Short-Term Investments (identified cost $551,731)		551,731

Total Investments — 99.6% (identified cost $50,606,466)		57,951,904
Other Assets and Liabilities — 0.4%		241,877

Total Net Assets — 100.0%		$58,193,781

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.8%
Mid-Cap Funds	11.7
Small-Cap Funds	5.6
International Funds	31.1
Fixed Income Funds	3.9
Alternative Funds	5.5
Other Assets & Liabilities, Net	1.4

Total	100.0%

2045 Fund

Description	Shares	Value
Mutual Funds — 98.3%

Large-Cap Funds — 40.9%
BMO Dividend Income Fund—Institutional Class (1)	17,816	$207,200
BMO Large-Cap Value Fund—Institutional Class (1)	71,429	916,440
BMO Low Volatility Equity Fund—Institutional Class (1)	46,006	583,819
Harbor Capital Appreciation Fund—Institutional Class	18,956	1,023,835
T Rowe Price Growth Stock Fund—Retail Class	21,347	1,026,804
Vanguard Equity Income Fund—Institutional Class	5,352	321,903
Vanguard Institutional Index Fund—Institutional Class	10,832	1,918,521

Total Large-Cap Funds		5,998,522

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund—Institutional Class (1)	36,277	530,365
BMO Mid-Cap Value Fund—Institutional Class (1)	42,995	528,833
Vanguard Mid-Cap Index Fund—Institutional Class	21,320	656,223

Total Mid-Cap Funds		1,715,421

Small-Cap Funds — 5.7%
BMO Small-Cap Growth Fund—Institutional Class (1)	30,103	417,530
Goldman Sachs Small Cap Value Fund—Institutional Class	8,996	416,048

Total Small-Cap Funds		833,578

Description	Shares	Value
Mutual Funds (continued)

International Funds — 31.5%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	41,067	$369,602
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	62,035	719,605
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	21,050	165,242
BMO Pyrford International Stock Fund—Institutional Class (1)	81,999	906,910
DFA International Small Company Portfolio—Institutional Class	11,149	178,276
Dodge & Cox International Stock Fund—Retail Class	29,607	950,380
Harbor International Fund—Institutional Class	16,913	943,764
MFS International Value Fund—Institutional Class	11,013	378,423

Total International Funds		4,612,202

Fixed Income Funds — 3.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	3,403	30,223
BMO TCH Core Plus Bond Fund—Institutional Class (1)	17,033	189,916
Federated Institutional High-Yield Bond Fund—Institutional Class	5,011	45,001
Metropolitan West Total Return Bond Fund—Institutional Class	13,551	145,813
TCW Emerging Markets Income Fund—Institutional Class	4,157	31,095

Total Fixed Income Funds		442,048

Alternative Funds — 5.5%
BMO Alternative Strategies Fund—Institutional Class (1)	36,565	363,455
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	50,031	219,135
Vanguard REIT Index Fund—Institutional Class	13,101	220,489

Total Alternative Funds		803,079

Total Mutual Funds (identified cost $16,410,601)		14,404,850

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	227,704	227,704

Total Short-Term Investments (identified cost $227,704)		227,704

Total Investments — 99.9% (identified cost $16,638,305)		14,632,554
Other Assets and Liabilities — 0.1%		17,646

Total Net Assets — 100.0%		$14,650,200

(See Notes which are an integral part of the Financial Statements)

11

February 29, 2016 (Unaudited)

Schedules of Investments

2045 Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.9%
Mid-Cap Funds	11.7
Small-Cap Funds	5.7
International Funds	31.5
Fixed Income Funds	3.0
Alternative Funds	5.5
Other Assets & Liabilities, Net	1.7

Total	100.0%

2050 Fund

Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 40.8%
BMO Dividend Income Fund—Institutional Class (1)	45,376	$527,719
BMO Large-Cap Value Fund—Institutional Class (1)	183,839	2,358,651
BMO Low Volatility Equity Fund—Institutional Class (1)	118,726	1,506,631
Harbor Capital Appreciation Fund—Institutional Class	48,978	2,645,291
T Rowe Price Growth Stock Fund—Retail Class	54,866	2,639,035
Vanguard Equity Income Fund—Institutional Class	13,668	822,114
Vanguard Institutional Index Fund—Institutional Class	27,990	4,957,307

Total Large-Cap Funds		15,456,748

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund—Institutional Class (1)	93,709	1,370,032
BMO Mid-Cap Value Fund—Institutional Class (1)	110,375	1,357,618
Vanguard Mid-Cap Index Fund—Institutional Class	55,304	1,702,262

Total Mid-Cap Funds		4,429,912

Small-Cap Funds — 5.6%
BMO Small-Cap Growth Fund—Institutional Class (1)	76,230	1,057,314
Goldman Sachs Small Cap Value Fund—Institutional Class	22,967	1,062,234

Total Small-Cap Funds		2,119,548

International Funds — 31.3%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	105,537	949,831
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	155,412	1,802,776
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	55,960	439,287
BMO Pyrford International Stock Fund—Institutional Class (1)	209,654	2,318,777
DFA International Small Company Portfolio—Institutional Class	28,454	454,977
Dodge & Cox International Stock Fund—Retail Class	76,903	2,468,571
Harbor International Fund—Institutional Class	43,923	2,450,880

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund—Institutional Class	28,478	$978,504

Total International Funds		11,863,603

Fixed Income Funds — 3.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	8,347	74,122
BMO TCH Core Plus Bond Fund—Institutional Class (1)	50,444	562,448
Federated Institutional High-Yield Bond Fund—Institutional Class	8,438	75,772
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	16,250	145,439
Metropolitan West Total Return Bond Fund—Institutional Class	35,230	379,072
TCW Emerging Markets Income Fund—Institutional Class	9,996	74,769

Total Fixed Income Funds		1,311,622

Alternative Funds — 5.6%
BMO Alternative Strategies Fund—Institutional Class (1)	99,953	993,536
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	130,584	571,956
Vanguard REIT Index Fund—Institutional Class	34,062	573,265

Total Alternative Funds		2,138,757

Total Mutual Funds (identified cost $34,476,787)		37,320,190

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	465,853	465,853

Total Short-Term Investments (identified cost $465,853)		465,853

Total Investments — 99.7% (identified cost $34,942,640)		37,786,043
Other Assets and Liabilities — 0.3%		105,637

Total Net Assets — 100.0%		$37,891,680

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.8%
Mid-Cap Funds	11.7
Small-Cap Funds	5.6
International Funds	31.3
Fixed Income Funds	3.5
Alternative Funds	5.6
Other Assets & Liabilities, Net	1.5

Total	100.0%

2055 Fund

Description	Shares	Value
Mutual Funds — 97.1%

Large-Cap Funds — 40.4%
BMO Dividend Income Fund—Institutional Class (1)	6,496	$75,551

(See Notes which are an integral part of the Financial Statements)

12

BMO Funds

2055 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Value Fund—Institutional Class (1)	26,414	$338,889
BMO Low Volatility Equity Fund—Institutional Class (1)	17,034	216,164
Harbor Capital Appreciation Fund—Institutional Class	6,988	377,410
T Rowe Price Growth Stock Fund—Retail Class	7,847	377,436
Vanguard Equity Income Fund—Institutional Class	1,973	118,658
Vanguard Institutional Index Fund—Institutional Class	4,017	711,504

Total Large-Cap Funds		2,215,612

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund—Institutional Class (1)	13,268	193,975
BMO Mid-Cap Value Fund—Institutional Class (1)	15,819	194,578
Vanguard Mid-Cap Index Fund—Institutional Class	7,876	242,432

Total Mid-Cap Funds		630,985

Small-Cap Funds — 5.6%
BMO Small-Cap Growth Fund—Institutional Class (1)	11,182	155,089
Goldman Sachs Small Cap Value Fund—Institutional Class	3,307	152,930

Total Small-Cap Funds		308,019

International Funds — 31.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	15,611	140,503
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	23,129	268,300
BMO LGM Frontier Markets Equity Fund—Institutional Class (1)	6,542	51,356
BMO Pyrford International Stock Fund—Institutional Class (1)	30,322	335,365
DFA International Small Company Portfolio—Institutional Class	4,085	65,322
Dodge & Cox International Stock Fund—Retail Class	11,033	354,154
Harbor International Fund—Institutional Class	6,301	351,595
MFS International Value Fund—Institutional Class	4,086	140,382

Total International Funds		1,706,977

Fixed Income Funds — 3.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	1,198	10,640
BMO TCH Core Plus Bond Fund—Institutional Class (1)	5,830	64,999
Federated Institutional High-Yield Bond Fund—Institutional Class	1,182	10,613
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	2,418	21,643
Metropolitan West Total Return Bond Fund—Institutional Class	4,017	43,218
TCW Emerging Markets Income Fund—Institutional Class	1,432	10,708

Total Fixed Income Funds		161,821

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 5.5%
BMO Alternative Strategies Fund—Institutional Class (1)	13,625	$135,428
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	18,734	82,054
Vanguard REIT Index Fund—Institutional Class	4,849	81,602

Total Alternative Funds		299,084

Total Mutual Funds (identified cost $5,964,521)		5,322,498

Short-Term Investments — 2.1%

Mutual Funds — 2.1%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	115,348	115,348

Total Short-Term Investments (identified cost $115,348)		115,348

Total Investments — 99.2% (identified cost $6,079,869)		5,437,846
Other Assets and Liabilities — 0.8%		43,658

Total Net Assets — 100.0%		$5,481,504

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.4%
Mid-Cap Funds	11.5
Small-Cap Funds	5.6
International Funds	31.1
Fixed Income Funds	3.0
Alternative Funds	5.5
Other Assets & Liabilities, Net	2.9

Total	100.0%

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 9.0%
BMO Dividend Income Fund—Institutional Class (1)	75,699	$880,379
BMO Large-Cap Growth Fund—Institutional Class (1)	112,957	1,574,618
BMO Large-Cap Value Fund—Institutional Class (1)	119,668	1,535,335
BMO Low Volatility Equity Fund—Institutional Class (1)	79,802	1,012,690
Dodge & Cox Stock Fund—Retail Class	7,301	1,099,176
Harbor Capital Appreciation Fund—Institutional Class	27,328	1,475,981
T Rowe Price Growth Stock Fund—Retail Class	27,658	1,330,349
Vanguard Institutional Index Fund—Institutional Class	19,628	3,476,394

Total Large-Cap Funds		12,384,922

Mid-Cap Funds — 2.4%
BMO Mid-Cap Growth Fund—Institutional Class (1)	71,227	1,041,336

(See Notes which are an integral part of the Financial Statements)

13

February 29, 2016 (Unaudited)

Schedules of Investments

Conservative Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
BMO Mid-Cap Value Fund—Institutional Class (1)	87,435	$1,075,448
Vanguard Mid-Cap Index Fund—Institutional Class	40,985	1,261,527

Total Mid-Cap Funds		3,378,311

Small-Cap Funds — 1.6%
BMO Small-Cap Growth Fund—Institutional Class (1)	79,080	1,096,835
BMO Small-Cap Value Fund—Institutional Class (1)	24,522	277,584
Goldman Sachs Small Cap Value Fund—Institutional Class	16,882	780,811

Total Small-Cap Funds		2,155,230

International Funds — 7.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	178,845	1,609,609
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	112,219	1,301,746
BMO Pyrford International Stock Fund—Institutional Class (1)	154,798	1,712,066
Dodge & Cox International Stock Fund—Retail Class	54,718	1,756,448
Harbor International Fund—Institutional Class	31,265	1,744,607
MFS International Value Fund—Institutional Class	46,661	1,603,259

Total International Funds		9,727,735

Fixed Income Funds — 68.2%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	424,321	3,767,973
BMO TCH Core Plus Bond Fund—Institutional Class (3)(1)	3,980,493	44,382,496
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	551,636	4,937,138
Metropolitan West Total Return Bond Fund—Institutional Class	2,873,094	30,914,487
PIMCO Unconstrained Bond Fund—Institutional Class	961,526	9,586,419

Total Fixed Income Funds		93,588,513

Alternative Funds — 10.1%
BMO Alternative Strategies Fund—Institutional Class (1)	1,132,502	11,257,069
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	305,372	1,337,527
Vanguard REIT Index Fund—Institutional Class	80,183	1,349,476

Total Alternative Funds		13,944,072

Total Mutual Funds (identified cost $132,485,528)		135,178,783

Description	Shares	Value
Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	2,154,294	$2,154,294

Total Short-Term Investments (identified cost $2,154,294)		2,154,294

Total Investments — 100.0% (identified cost $134,639,822)		137,333,077
Other Assets and Liabilities — 0.0%		(40,838)

Total Net Assets — 100.0%		$137,292,239

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	9.0%
Mid-Cap Funds	2.4
Small-Cap Funds	1.6
International Funds	7.1
Fixed Income Funds	68.2
Alternative Funds	10.1
Other Assets & Liabilities, Net	1.6

Total	100.0%

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 18.3%
BMO Dividend Income Fund—Institutional Class (1)	148,858	$1,731,218
BMO Large-Cap Growth Fund—Institutional Class (1)	226,224	3,153,569
BMO Large-Cap Value Fund—Institutional Class (1)	246,634	3,164,318
BMO Low Volatility Equity Fund—Institutional Class (1)	157,302	1,996,157
Dodge & Cox Stock Fund—Retail Class	15,300	2,303,602
Harbor Capital Appreciation Fund—Institutional Class	57,202	3,089,470
T Rowe Price Growth Stock Fund—Retail Class	59,812	2,876,965
Vanguard Institutional Index Fund—Institutional Class	39,489	6,993,856

Total Large-Cap Funds		25,309,155

Mid-Cap Funds — 5.1%
BMO Mid-Cap Growth Fund—Institutional Class (1)	155,201	2,269,040
BMO Mid-Cap Value Fund—Institutional Class (1)	186,744	2,296,957
Vanguard Mid-Cap Index Fund—Institutional Class	80,443	2,476,022

Total Mid-Cap Funds		7,042,019

Small-Cap Funds — 3.2%
BMO Small-Cap Growth Fund—Institutional Class (1)	164,336	2,279,346
BMO Small-Cap Value Fund—Institutional Class (1)	48,898	553,531
Goldman Sachs Small Cap Value Fund—Institutional Class	35,066	1,621,814

Total Small-Cap Funds		4,454,691

(See Notes which are an integral part of the Financial Statements)

14

BMO Funds

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 14.1%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	375,548	$3,379,934
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	225,670	2,617,768
BMO Pyrford International Stock Fund—Institutional Class (1)	315,079	3,484,772
Dodge & Cox International Stock Fund—Retail Class	105,538	3,387,769
Harbor International Fund—Institutional Class	62,671	3,497,025
MFS International Value Fund—Institutional Class	92,066	3,163,372

Total International Funds		19,530,640

Fixed Income Funds — 47.3%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	309,806	2,751,075
BMO TCH Core Plus Bond Fund—Institutional Class (1)	2,681,698	29,900,936
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	386,669	3,460,689
Metropolitan West Total Return Bond Fund—Institutional Class	2,083,019	22,413,284
PIMCO Unconstrained Bond Fund—Institutional Class	686,588	6,845,286

Total Fixed Income Funds		65,371,270

Alternative Funds — 10.4%
BMO Alternative Strategies Fund—Institutional Class (1)	1,075,346	10,688,936
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	412,993	1,808,910
Vanguard REIT Index Fund—Institutional Class	107,201	1,804,196

Total Alternative Funds		14,302,042

Total Mutual Funds (identified cost $129,482,713)		136,009,817

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	2,296,099	2,296,099

Total Short-Term Investments (identified cost $2,296,099)		2,296,099

Total Investments — 100.0% (identified cost $131,778,812)		138,305,916
Other Assets and Liabilities — 0.0%		(43,402)

Total Net Assets — 100.0%		$138,262,514

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	18.3%
Mid-Cap Funds	5.1
Small-Cap Funds	3.2
International Funds	14.1
Fixed Income Funds	47.3
Alternative Funds	10.4
Other Assets & Liabilities, Net	1.6

Total	100.0%

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 27.6%
BMO Dividend Income Fund—Institutional Class (1)	790,159	$9,189,551
BMO Large-Cap Growth Fund—Institutional Class (1)	1,184,344	16,509,750
BMO Large-Cap Value Fund—Institutional Class (1)	1,284,856	16,484,705
BMO Low Volatility Equity Fund—Institutional Class (1)	829,135	10,521,718
Dodge & Cox Stock Fund—Retail Class	78,363	11,798,356
Harbor Capital Appreciation Fund—Institutional Class	306,893	16,575,300
T Rowe Price Growth Stock Fund—Retail Class	304,374	14,640,393
Vanguard Institutional Index Fund—Institutional Class	208,012	36,840,985

Total Large-Cap Funds		132,560,758

Mid-Cap Funds — 7.4%
BMO Mid-Cap Growth Fund—Institutional Class (1)	786,604	11,500,154
BMO Mid-Cap Value Fund—Institutional Class (1)	937,981	11,537,165
Vanguard Mid-Cap Index Fund—Institutional Class	409,524	12,605,160

Total Mid-Cap Funds		35,642,479

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund—Institutional Class (1)	843,566	11,700,257
BMO Small-Cap Value Fund—Institutional Class (1)	264,673	2,996,100
Goldman Sachs Small Cap Value Fund—Institutional Class	191,801	8,870,807

Total Small-Cap Funds		23,567,164

International Funds — 21.3%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	2,003,234	18,029,103
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	1,176,468	13,647,034
BMO Pyrford International Stock Fund—Institutional Class (1)	1,629,611	18,023,500
Dodge & Cox International Stock Fund—Retail Class	562,350	18,051,443
Harbor International Fund—Institutional Class	324,802	18,123,951

(See Notes which are an integral part of the Financial Statements)

15

February 29, 2016 (Unaudited)

Schedules of Investments

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund—Institutional Class	476,748	$16,381,058

Total International Funds		102,256,089

Fixed Income Funds — 26.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	610,277	5,419,257
BMO TCH Core Plus Bond Fund—Institutional Class (1)	5,202,655	58,009,601
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	738,840	6,612,619
Metropolitan West Total Return Bond Fund—Institutional Class	3,994,388	42,979,619
PIMCO Unconstrained Bond Fund—Institutional Class	1,407,992	14,037,677

Total Fixed Income Funds		127,058,773

Alternative Funds — 10.5%
BMO Alternative Strategies Fund—Institutional Class (1)	3,603,915	35,822,916
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	1,627,358	7,127,827
Vanguard REIT Index Fund—Institutional Class	430,498	7,245,289

Total Alternative Funds		50,196,032

Total Mutual Funds (identified cost $417,075,650)		471,281,295

Short-Term Investments — 2.0%

Mutual Funds — 2.0%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	9,434,621	9,434,621

Total Short-Term Investments (identified cost $9,434,621)		9,434,621

Total Investments — 100.2% (identified cost $426,510,271)		480,715,916
Other Assets and Liabilities — (0.2)%		(804,257)

Total Net Assets — 100.0%		$479,911,659

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	27.6%
Mid-Cap Funds	7.4
Small-Cap Funds	4.9
International Funds	21.3
Fixed Income Funds	26.5
Alternative Funds	10.5
Other Assets & Liabilities, Net	1.8

Total	100.0%

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 97.8%

Large-Cap Funds — 36.8%
BMO Dividend Income Fund—Institutional Class (1)	296,830	$3,452,136
BMO Large-Cap Growth Fund—Institutional Class (1)	452,188	6,303,498
BMO Large-Cap Value Fund—Institutional Class (1)	495,600	6,358,543
BMO Low Volatility Equity Fund—Institutional Class (1)	318,332	4,039,629
Dodge & Cox Stock Fund—Retail Class	30,700	4,622,224
Harbor Capital Appreciation Fund—Institutional Class	117,060	6,322,387
T Rowe Price Growth Stock Fund—Retail Class	117,846	5,668,392
Vanguard Institutional Index Fund—Institutional Class	79,242	14,034,551

Total Large-Cap Funds		50,801,360

Mid-Cap Funds — 9.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	301,100	4,402,086
BMO Mid-Cap Value Fund—Institutional Class (1)	365,092	4,490,626
Vanguard Mid-Cap Index Fund—Institutional Class	156,759	4,825,045

Total Mid-Cap Funds		13,717,757

Small-Cap Funds — 6.5%
BMO Small-Cap Growth Fund—Institutional Class (1)	325,498	4,514,656
BMO Small-Cap Value Fund—Institutional Class (1)	99,905	1,130,919
Goldman Sachs Small Cap Value Fund—Institutional Class	73,317	3,390,908

Total Small-Cap Funds		9,036,483

International Funds — 28.3%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	751,430	6,762,868
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	435,747	5,054,663
BMO Pyrford International Stock Fund—Institutional Class (1)	623,438	6,895,228
Dodge & Cox International Stock Fund—Retail Class	218,124	7,001,766
Harbor International Fund—Institutional Class	124,528	6,948,659
MFS International Value Fund—Institutional Class	184,256	6,331,023

Total International Funds		38,994,207

Fixed Income Funds — 6.1%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	50,990	452,793
BMO TCH Core Plus Bond Fund—Institutional Class (1)	287,816	3,209,152
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	70,062	627,059
Metropolitan West Total Return Bond Fund—Institutional Class	254,966	2,743,430
PIMCO Unconstrained Bond Fund—Institutional Class	137,981	1,375,667

Total Fixed Income Funds		8,408,101

(See Notes which are an integral part of the Financial Statements)

16

BMO Funds

Growth Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 10.2%
BMO Alternative Strategies Fund—Institutional Class (1)	938,328	$9,326,980
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	529,833	2,320,668
Vanguard REIT Index Fund—Institutional Class	141,541	2,382,136

Total Alternative Funds		14,029,784

Total Mutual Funds (identified cost $118,664,152)		134,987,692

Short-Term Investments — 2.0%

Mutual Funds — 2.0%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	2,798,480	2,798,480

Total Short-Term Investments (identified cost $2,798,480)		2,798,480

Total Investments — 99.8% (identified cost $121,462,632)		137,786,172
Other Assets and Liabilities — 0.2%		238,168

Total Net Assets — 100.0%		$138,024,340

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	36.8%
Mid-Cap Funds	9.9
Small-Cap Funds	6.5
International Funds	28.3
Fixed Income Funds	6.1
Alternative Funds	10.2
Other Assets & Liabilities, Net	2.2

Total	100.0%

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 97.0%

Large-Cap Funds — 43.6%
BMO Dividend Income Fund—Institutional Class (1)	561,573	$6,531,088
BMO Large-Cap Growth Fund—Institutional Class (1)	859,212	11,977,414
BMO Large-Cap Value Fund—Institutional Class (1)	932,761	11,967,321
BMO Low Volatility Equity Fund—Institutional Class (1)	599,029	7,601,673
Dodge & Cox Stock Fund—Retail Class	57,950	8,724,928
Harbor Capital Appreciation Fund—Institutional Class	218,902	11,822,875
T Rowe Price Growth Stock Fund—Retail Class	222,698	10,711,761
Vanguard Institutional Index Fund—Institutional Class	150,035	26,572,762

Total Large-Cap Funds		95,909,822

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 11.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	574,591	$8,400,519
BMO Mid-Cap Value Fund—Institutional Class (1)	693,987	8,536,038
Vanguard Mid-Cap Index Fund—Institutional Class	298,391	9,184,481

Total Mid-Cap Funds		26,121,038

Small-Cap Funds — 7.8%
BMO Small-Cap Growth Fund—Institutional Class (1)	610,394	8,466,169
BMO Small-Cap Value Fund—Institutional Class (1)	192,972	2,184,441
Goldman Sachs Small Cap Value Fund—Institutional Class	137,986	6,381,867

Total Small-Cap Funds		17,032,477

International Funds — 33.7%
BMO Disciplined International Equity Fund—Institutional Class (1)(2)	1,447,691	13,029,220
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	853,017	9,894,993
BMO Pyrford International Stock Fund—Institutional Class (1)	1,186,110	13,118,377
Dodge & Cox International Stock Fund—Retail Class	403,361	12,947,896
Harbor International Fund—Institutional Class	234,530	13,086,747
MFS International Value Fund—Institutional Class	348,237	11,965,422

Total International Funds		74,042,655

Total Mutual Funds (identified cost $171,498,974)		213,105,992

Short-Term Investments — 2.6%

Mutual Funds — 2.6%
BMO Prime Money Market Fund—Premier Class, 0.310% (1)	5,811,282	5,811,282

Total Short-Term Investments (identified cost $5,811,282)		5,811,282

Total Investments — 99.6% (identified cost $177,310,256)		218,917,274
Other Assets and Liabilities — 0.4%		825,324

Total Net Assets — 100.0%		$219,742,598

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	43.6%
Mid-Cap Funds	11.9
Small-Cap Funds	7.8
International Funds	33.7
Other Assets & Liabilities, Net	3.0

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

17

February 29, 2016 (Unaudited)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2016.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 29, 2016 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

(See Notes which are an integral part of the Financial Statements)

18

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$11,371,007	$2,265,370	$47,206,664	$15,692,839	$51,075,112
Cash sweep investments in affiliated issuers, at value	294,418	65,986	1,128,035	434,973	1,042,678
Investments in other affiliated issuers, at value	8,478,448	1,815,685	37,610,820	11,848,197	38,325,278
Dividends and interest receivable	24,487	4,103	62,863	14,717	33,198
Receivable for investments sold	—	—	77,331	61,334	112,138
Receivable for capital stock sold	275,149	3,572	2,909,020	713,860	2,397,413
Receivable from affiliates, net (Note 5)	13,319	13,539	8,317	14,886	6,789
Prepaid expenses	30,236	35,768	26,585	37,635	26,606

Total assets	20,487,064	4,204,023	89,029,635	28,818,441	93,019,212

Liabilities:
Payable for investments purchased	—	—	—	73,293	—
Payable for capital stock redeemed	299,336	98,576	3,013,179	682,370	2,304,428
Other liabilities	18,425	18,461	22,306	19,031	22,463

Total liabilities	317,761	117,037	3,035,485	774,694	2,326,891

Total net assets	$20,169,303	$4,086,986	$85,994,150	$28,043,747	$90,692,321

Net assets consist of:
Paid-in capital	$18,401,912	$4,507,220	$75,235,860	$31,186,708	$80,023,495
Net unrealized appreciation (depreciation) on investments	1,541,129	(302,254)	9,589,866	(3,298,421)	9,488,219
Accumulated net realized gain (loss) on investments	203,336	(119,478)	1,224,225	166,591	1,294,028
Undistributed net investment income (distributions in excess of net investment income)	22,926	1,498	(55,801)	(11,131)	(113,421)

Total net assets	$20,169,303	$4,086,986	$85,994,150	$28,043,747	$90,692,321

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.81	$9.75	$9.24	$9.66	$9.65
Institutional class of shares	8.81	9.79	9.24	9.70	9.66
Retirement class R-3 of shares	8.82	9.75	9.26	9.62	9.65
Retirement class R-6 of shares	8.80	9.80	9.24	9.70	9.65

Net assets:
Investor class of shares	$3,506,084	$389,772	$17,509,888	$655,390	$18,090,763
Institutional class of shares	276,916	106,492	3,509,087	600,665	2,574,268
Retirement class R-3 of shares	1,327,137	127,727	10,825,464	883,571	9,046,175
Retirement class R-6 of shares	15,059,166	3,462,995	54,149,711	25,904,121	60,981,115

Total net assets	$20,169,303	$4,086,986	$85,994,150	$28,043,747	$90,692,321

Shares outstanding:
Investor class of shares	398,109	39,965	1,895,186	67,852	1,874,783
Institutional class of shares	31,429	10,881	379,759	61,940	266,541
Retirement class R-3 of shares	150,419	13,095	1,169,577	91,802	936,849
Retirement class R-6 of shares	1,711,407	353,447	5,859,335	2,669,860	6,320,225

Total shares outstanding	2,291,364	417,388	9,303,857	2,891,454	9,398,398

Investments, at cost:
Investments in unaffiliated issuers	$9,967,924	$2,404,349	$38,165,426	$17,301,850	$40,826,556
Cash sweep investments in affiliated issuers	294,418	65,986	1,128,035	434,973	1,042,678
Investments in other affiliated issuers	8,340,402	1,978,960	37,062,192	13,537,607	39,085,615

Total investments, at cost	$18,602,744	$4,449,295	$76,355,653	$31,274,430	$80,954,849

(See Notes which are an integral part of the Financial Statements)

19

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$15,768,822	$33,812,571	$8,475,710	$22,001,448	$3,141,661
Cash sweep investments in affiliated issuers, at value	426,396	551,731	227,704	465,853	115,348
Investments in other affiliated issuers, at value	11,499,990	23,587,602	5,929,140	15,318,742	2,180,837
Dividends and interest receivable	5,767	5,760	1,261	3,645	471
Receivable for investments sold	63,033	84,334	11,251	24,408	—
Receivable for capital stock sold	393,971	1,059,585	568,122	1,082,446	860,868
Receivable from affiliates, net (Note 5)	14,351	10,865	13,791	10,824	13,023
Prepaid expenses	37,621	25,959	36,384	26,096	35,718

Total assets	28,209,951	59,138,407	15,263,363	38,933,462	6,347,926

Liabilities:
Payable for investments purchased	72,052	53,887	18,277	111,254	29,236
Payable for capital stock redeemed	359,560	868,948	576,027	910,007	819,097
Other liabilities	19,053	21,791	18,859	20,521	18,089

Total liabilities	450,665	944,626	613,163	1,041,782	866,422

Total net assets	$27,759,286	$58,193,781	$14,650,200	$37,891,680	$5,481,504

Net assets consist of:
Paid-in capital	$31,022,332	$49,845,953	$16,423,692	$34,517,767	$6,052,630
Net unrealized appreciation (depreciation) on investments	(3,596,270)	7,345,438	(2,005,751)	2,843,403	(642,023)
Accumulated net realized gain on investments	370,360	1,116,285	258,634	605,826	80,633
Distributions in excess of net investment income	(37,136)	(113,895)	(26,375)	(75,316)	(9,736)

Total net assets	$27,759,286	$58,193,781	$14,650,200	$37,891,680	$5,481,504

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$9.55	$9.47	$9.66	$9.78	$9.60
Institutional class of shares	9.57	9.48	9.70	9.79	9.64
Retirement class R-3 of shares	9.51	9.49	9.63	9.79	9.58
Retirement class R-6 of shares	9.58	9.48	9.70	9.79	9.65

Net assets:
Investor class of shares	$634,836	$10,845,974	$743,869	$8,382,417	$378,375
Institutional class of shares	79,108	2,086,511	129,195	2,052,402	189,502
Retirement class R-3 of shares	426,983	4,955,826	371,856	4,111,167	370,679
Retirement class R-6 of shares	26,618,359	40,305,470	13,405,280	23,345,694	4,542,948

Total net assets	$27,759,286	$58,193,781	$14,650,200	$37,891,680	$5,481,504

Shares outstanding:
Investor class of shares	66,495	1,144,729	76,973	856,729	39,394
Institutional class of shares	8,265	220,188	13,322	209,565	19,664
Retirement class R-3 of shares	44,899	522,170	38,597	419,958	38,681
Retirement class R-6 of shares	2,778,139	4,252,926	1,381,614	2,384,255	470,772

Total shares outstanding	2,897,798	6,140,013	1,510,506	3,870,507	568,511

Investments, at cost:
Investments in unaffiliated issuers	$17,556,098	$26,158,485	$9,500,392	$18,498,767	$3,468,493
Cash sweep investments in affiliated issuers	426,396	551,731	227,704	465,853	115,348
Investments in other affiliated issuers	13,308,984	23,896,250	6,910,209	15,978,020	2,496,028

Total investments, at cost	$31,291,478	$50,606,466	$16,638,305	$34,942,640	$6,079,869

(See Notes which are an integral part of the Financial Statements)

20

February 29, 2016 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$62,653,599	$65,742,260	$231,890,484	$68,593,915	$111,398,739
Cash sweep investments in affiliated issuers, at value	2,154,294	2,296,099	9,434,621	2,798,480	5,811,282
Investments in other affiliated issuers, at value	72,525,184	70,267,557	239,390,811	66,393,777	101,707,253
Dividends and interest receivable	214,470	149,038	290,734	19,655	985
Receivable for investments sold	297,830	—	164,444	88,375	189,371
Receivable for capital stock sold	134,499	908,083	4,173,030	2,710,811	9,424,274
Receivable from affiliates, net (Note 5)	11,696	14,426	—	3,148	—
Prepaid expenses	20,954	22,476	20,928	21,082	25,312

Total assets	138,012,526	139,399,939	485,365,052	140,629,243	228,557,216

Liabilities:
Payable for investments purchased	166,561	—	—	—	—
Payable for capital stock redeemed	529,831	1,115,947	5,396,395	2,579,500	8,783,809
Payable to affiliates, net (Note 5)	—	—	15,461	—	1,771
Other liabilities	23,895	21,478	41,537	25,403	29,038

Total liabilities	720,287	1,137,425	5,453,393	2,604,903	8,814,618

Total net assets	$137,292,239	$138,262,514	$479,911,659	$138,024,340	$219,742,598

Net assets consist of:
Paid-in capital	$134,110,680	$130,448,111	$415,196,465	$118,182,363	$170,738,168
Net unrealized appreciation on investments	2,693,255	6,527,104	54,205,645	16,323,540	41,607,018
Accumulated net realized gain on investments	92,412	1,162,745	10,870,342	3,916,764	8,145,506
Undistributed net investment income (distributions in excess of net investment income)	395,892	124,554	(360,793)	(398,327)	(748,094)

Total net assets	$137,292,239	$138,262,514	$479,911,659	$138,024,340	$219,742,598

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$9.12	$8.92	$8.53	$8.56	$8.50
Institutional class of shares	9.11	8.92	8.53	8.56	8.49
Retirement class R-3 of shares	9.12	8.93	8.53	8.55	8.49
Retirement class R-6 of shares	9.12	8.92	8.53	8.56	8.50

Net assets:
Investor class of shares	$19,923,729	$14,781,886	$120,390,568	$28,862,101	$57,150,476
Institutional class of shares	27,421,615	14,808,267	74,700,087	13,137,220	27,410,884
Retirement class R-3 of shares	7,142,339	14,536,167	36,402,508	27,376,881	20,221,504
Retirement class R-6 of shares	82,804,556	94,136,194	248,418,496	68,648,138	114,959,734

Total net assets	$137,292,239	$138,262,514	$479,911,659	$138,024,340	$219,742,598

Shares outstanding:
Investor class of shares	2,185,805	1,656,731	14,111,576	3,371,125	6,727,306
Institutional class of shares	3,008,651	1,660,418	8,756,801	1,534,565	3,228,242
Retirement class R-3 of shares	783,008	1,627,227	4,268,562	3,200,271	2,380,881
Retirement class R-6 of shares	9,082,657	10,553,083	29,109,965	8,017,983	13,531,798

Total shares outstanding	15,060,121	15,497,459	56,246,904	16,123,944	25,868,227

Investments, at cost:
Investments in unaffiliated issuers	$60,469,095	$59,216,860	$183,511,117	$51,871,541	$74,510,261
Cash sweep investments in affiliated issuers	2,154,294	2,296,099	9,434,621	2,798,480	5,811,282
Investments in other affiliated issuers	72,016,433	70,265,853	233,564,533	66,792,611	96,988,713

Total investments, at cost	$134,639,822	$131,778,812	$426,510,271	$121,462,632	$177,310,256

(See Notes which are an integral part of the Financial Statements)

21

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$165,261	$35,368	$658,627	$207,101	$672,006
Affiliated issuers	125,451	26,473	459,234	132,208	419,638
Interest income	2,665	498	12,981	3,159	16,223
Excess expense reimbursement from investment adviser (Note 5)	5,384	1,383	18,162	8,988	8,906

Total income	298,761	63,722	1,149,004	351,456	1,116,773

Expenses:
Shareholder servicing fees (Note 5)	5,473	725	26,577	2,017	28,194
Administration fees (Note 5)	4,822	657	29,009	2,599	27,912
Portfolio accounting fees	24,313	21,745	34,605	25,387	35,503
Recordkeeping fees	17,146	18,939	17,685	18,499	17,539
Custodian fees (Note 5)	483	107	2,005	645	2,137
Registration fees	24,434	23,210	24,930	23,970	24,948
Professional fees	9,939	9,939	9,939	9,939	9,939
Printing and postage	3,088	1,720	3,496	1,780	3,460
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 5)	4,443	472	33,397	3,105	29,541
Miscellaneous	3,668	3,652	3,990	3,739	3,993

Total expenses	103,928	87,285	191,752	97,799	189,285

Deduct:
Expense waivers (Note 5)	(91,435)	(85,735)	(116,292)	(91,289)	(109,215)

Net expenses	12,493	1,550	75,460	6,510	80,070

Net investment income	286,268	62,172	1,073,544	344,946	1,036,703

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	128,159	(86,422)	(72,914)	(313,624)	(559,538)
Investments in affiliated issuers	27,136	(85,103)	(193,545)	(236,663)	(464,805)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	134,934	39,277	850,427	333,272	1,202,950
Investments in affiliated issuers	183,769	54,862	1,290,546	463,934	1,726,036

Total net realized gain (loss)	473,998	(77,386)	1,874,514	246,919	1,904,643
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(700,665)	(70,460)	(3,421,277)	(1,049,566)	(4,175,905)
Investments in affiliated issuers	(583,950)	(64,779)	(3,171,269)	(979,883)	(3,934,933)

Total net change in unrealized depreciation	(1,284,615)	(135,239)	(6,592,546)	(2,029,449)	(8,110,838)

Net realized and unrealized loss on investments	(810,617)	(212,625)	(4,718,032)	(1,782,530)	(6,206,195)

Change in net assets resulting from operations	$(524,349)	$(150,453)	$(3,644,488)	$(1,437,584)	$(5,169,492)

(See Notes which are an integral part of the Financial Statements)

22

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$194,103	$420,045	$100,468	$264,816	$32,701
Affiliated issuers	114,791	239,130	57,453	152,453	18,563
Interest income	3,368	11,149	1,691	7,005	523
Excess expense reimbursement from investment adviser (Note 5)	4,053	7,895	2,603	4,465	641

Total income	316,315	678,219	162,215	428,739	52,428

Expenses:
Shareholder servicing fees (Note 5)	1,213	16,153	1,620	12,469	1,462
Administration fees (Note 5)	1,248	16,596	1,498	12,704	1,310
Portfolio accounting fees	25,318	30,268	23,225	26,908	21,759
Recordkeeping fees	18,343	19,422	19,214	18,472	18,343
Custodian fees (Note 5)	635	1,365	332	869	110
Registration fees	23,962	24,434	23,518	24,565	23,184
Professional fees	9,939	9,939	9,939	9,939	9,939
Printing and postage	1,780	3,478	1,766	3,469	1,780
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 5)	1,550	17,076	1,451	12,424	962
Miscellaneous	3,780	3,854	3,676	3,732	3,631

Total expenses	93,887	148,704	92,358	131,670	88,599

Deduct:
Expense waivers (Note 5)	(90,125)	(103,294)	(88,188)	(97,457)	(85,213)

Net expenses	3,762	45,410	4,170	34,213	3,386

Net investment income	312,553	632,809	158,045	394,526	49,042

Net realized and unrealized gain (loss) on investments:
Net realized loss on transactions from:
Investments in unaffiliated issuers	(248,172)	(351,403)	(113,316)	(233,962)	(35,470)
Investments in affiliated issuers	(186,754)	(234,217)	(91,171)	(198,235)	(27,741)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	380,809	874,487	215,062	557,414	70,599
Investments in affiliated issuers	554,175	1,236,939	302,956	799,746	100,691

Total net realized gain	500,058	1,525,806	313,531	924,963	108,079
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(1,269,394)	(3,109,068)	(750,510)	(1,964,442)	(238,646)
Investments in affiliated issuers	(1,203,394)	(2,847,969)	(661,938)	(1,761,122)	(214,646)

Total net change in unrealized depreciation	(2,472,788)	(5,957,037)	(1,412,448)	(3,725,564)	(453,292)

Net realized and unrealized loss on investments	(1,972,730)	(4,431,231)	(1,098,917)	(2,800,601)	(345,213)

Change in net assets resulting from operations	$(1,660,177)	$(3,798,422)	$(940,872)	$(2,406,075)	$(296,171)

(See Notes which are an integral part of the Financial Statements)

23

Six Months Ended February 29, 2016 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,052,962	$1,040,168	$3,365,099	$931,310	$1,429,080
Affiliated issuers	1,016,845	880,855	2,370,676	525,273	823,357
Interest income	11,515	15,938	68,359	23,994	35,504
Excess expense reimbursement from investment adviser (Note 5)	29,340	46,632	84,133	33,432	38,515

Total income	2,110,662	1,983,593	5,888,267	1,514,009	2,326,456

Expenses:
Shareholder servicing fees (Note 5)	26,961	25,181	182,807	48,207	93,651
Administration fees (Note 5)	42,908	41,096	196,813	60,978	95,344
Portfolio accounting fees	42,134	43,179	88,271	43,199	55,613
Recordkeeping fees	18,978	18,862	20,670	19,407	19,346
Custodian fees (Note 5)	3,122	3,275	11,134	3,278	5,247
Registration fees	23,711	23,790	24,708	24,018	26,783
Professional fees	9,939	9,939	9,939	9,939	9,939
Printing and postage	3,279	4,033	5,307	3,678	4,799
Directors’ fees	6,119	6,119	6,119	6,119	6,119
Distribution services fees (Note 5)	18,121	47,666	93,314	70,333	53,983
Miscellaneous	4,666	6,028	4,589	4,463	4,264

Total expenses	199,938	229,168	643,671	293,619	375,088

Deduct:
Expense waivers (Note 5)	(131,968)	(142,591)	(262,486)	(154,733)	(176,590)

Net expenses	67,970	86,577	381,185	138,886	198,498

Net investment income	2,042,692	1,897,016	5,507,082	1,375,123	2,127,958

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(756,879)	(562,105)	2,630,490	(103,190)	280,883
Investments in affiliated issuers	(448,213)	(875,850)	(804,094)	(710,701)	(750,943)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	690,889	1,013,996	4,448,556	1,599,972	2,980,636
Investments in affiliated issuers	991,861	1,908,993	9,711,539	3,711,710	6,875,480

Total net realized gain	477,658	1,485,034	15,986,491	4,497,791	9,386,056
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(2,374,774)	(3,803,601)	(22,055,895)	(6,780,301)	(12,516,055)
Investments in affiliated issuers	(3,331,199)	(4,465,442)	(22,706,349)	(7,676,583)	(14,198,159)

Total net change in unrealized depreciation	(5,705,973)	(8,269,043)	(44,762,244)	(14,456,884)	(26,714,214)

Net realized and unrealized loss on investments	(5,228,315)	(6,784,009)	(28,775,753)	(9,959,093)	(17,328,158)

Change in net assets resulting from operations	$(3,185,623)	$(4,886,993)	$(23,268,671)	$(8,583,970)	$(15,200,200)

(See Notes which are an integral part of the Financial Statements)

24

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund		2015 Fund		2020 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$286,268	$618,476	$62,172	$86,581	$1,073,544	$1,936,625
Net realized gain (loss) on investments	473,998	1,766,802	(77,386)	22,504	1,874,514	6,068,337
Net change in unrealized depreciation on investments	(1,284,615)	(2,837,334)	(135,239)	(179,004)	(6,592,546)	(10,240,559)

Change in net assets resulting from operations	(524,349)	(452,056)	(150,453)	(69,919)	(3,644,488)	(2,235,597)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(103,894)	(181,665)	(13,918)	(1,517)	(451,096)	(722,854)
Institutional class of shares	(7,826)	(11,464)	(2,846)	(622)	(98,138)	(82,689)
Retirement class R-3 of shares	(36,938)	(90,947)	(3,317)	(552)	(219,576)	(407,198)
Retirement class R-6 of shares	(434,975)	(521,306)	(106,160)	(35,295)	(1,343,153)	(1,324,916)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(311,898)	(330,937)	(6,126)	(43)	(1,326,705)	(915,902)
Institutional class of shares	(20,244)	(20,064)	(1,148)	(16)	(249,266)	(94,633)
Retirement class R-3 of shares	(128,069)	(192,905)	(1,728)	(21)	(792,457)	(596,688)
Retirement class R-6 of shares	(1,061,036)	(829,463)	(40,512)	(775)	(3,175,449)	(1,434,053)

Change in net assets resulting from distributions to shareholders	(2,104,880)	(2,178,751)	(175,755)	(38,841)	(7,655,840)	(5,578,933)

Capital stock transactions:
Proceeds from sale of shares	3,033,990	9,317,444	537,556	7,103,755	10,470,242	28,351,818
Net asset value of shares issued to shareholders in payment of distributions declared	2,104,880	2,178,751	175,755	38,841	7,655,840	5,577,681
Cost of shares redeemed	(6,179,403)	(17,488,361)	(1,494,868)	(2,452,449)	(15,688,693)	(49,088,498)

Change in net assets resulting from capital stock transactions	(1,040,533)	(5,992,166)	(781,557)	4,690,147	2,437,389	(15,158,999)

Change in net assets	(3,669,762)	(8,622,973)	(1,107,765)	4,581,387	(8,862,939)	(22,973,529)

Net assets:
Beginning of period	23,839,065	32,462,038	5,194,751	613,364	94,857,089	117,830,618

End of period	$20,169,303	$23,839,065	$4,086,986	$5,194,751	$85,994,150	$94,857,089

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$22,926	$320,291	$1,498	$65,567	$(55,801)	$982,618

(See Notes which are an integral part of the Financial Statements)

25

Statements of Changes in Net Assets	BMO Funds

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$344,946	$301,390	$1,036,703	$1,563,303	$312,553	$188,536
Net realized gain on investments	246,919	237,455	1,904,643	4,694,064	500,058	23,645
Net change in unrealized depreciation on investments	(2,029,449)	(1,320,378)	(8,110,838)	(9,062,923)	(2,472,788)	(1,177,692)

Change in net assets resulting from operations	(1,437,584)	(781,533)	(5,169,492)	(2,805,556)	(1,660,177)	(965,511)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(30,647)	(1,907)	(377,127)	(512,696)	(15,846)	(553)
Institutional class of shares	(11,812)	(12)	(58,803)	(50,968)	(1,325)	(4)
Retirement class R-3 of shares	(19,884)	(1,597)	(165,352)	(235,080)	(7,371)	(575)
Retirement class R-6 of shares	(528,417)	(137,310)	(1,288,776)	(1,141,860)	(501,371)	(66,017)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(14,765)	(60)	(985,760)	(738,765)	(3,660)	(92)
Institutional class of shares	(5,183)	—	(126,881)	(67,698)	(268)	(1)
Retirement class R-3 of shares	(10,790)	(47)	(527,693)	(426,231)	(2,131)	(59)
Retirement class R-6 of shares	(217,966)	(3,174)	(2,558,242)	(1,321,738)	(95,399)	(4,528)

Change in net assets resulting from distributions to shareholders	(839,464)	(144,107)	(6,088,634)	(4,495,036)	(627,371)	(71,829)

Capital stock transactions:
Proceeds from sale of shares	2,653,036	30,906,811	10,998,434	38,734,904	2,429,566	31,581,279
Net asset value of shares issued to shareholders in payment of distributions declared	839,464	144,107	6,088,634	4,495,036	627,371	71,829
Cost of shares redeemed	(2,888,585)	(2,065,412)	(14,449,932)	(44,118,917)	(2,293,619)	(2,887,872)

Change in net assets resulting from capital stock transactions	603,915	28,985,506	2,637,136	(888,977)	763,318	28,765,236

Change in net assets	(1,673,133)	28,059,866	(8,620,990)	(8,189,569)	(1,524,230)	27,727,896

Net assets:
Beginning of period	29,716,880	1,657,014	99,313,311	107,502,880	29,283,516	1,555,620

End of period	$28,043,747	$29,716,880	$90,692,321	$99,313,311	$27,759,286	$29,283,516

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(11,131)	$234,683	$(113,421)	$739,934	$(37,136)	$176,224

(See Notes which are an integral part of the Financial Statements)

26

Statements of Changes in Net Assets	BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$632,809	$934,365	$158,045	$75,609	$394,526	$499,305
Net realized gain on investments	1,525,806	4,054,927	313,531	9,469	924,963	1,435,848
Net change in unrealized depreciation on investments	(5,957,037)	(6,871,065)	(1,412,448)	(631,975)	(3,725,564)	(3,204,100)

Change in net assets resulting from operations	(3,798,422)	(1,881,773)	(940,872)	(546,897)	(2,406,075)	(1,268,947)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(203,534)	(322,333)	(20,716)	(82)	(146,769)	(190,421)
Institutional class of shares	(44,537)	(62,399)	(2,048)	(2)	(35,896)	(49,742)
Retirement class R-3 of shares	(73,664)	(164,222)	(6,178)	(510)	(60,323)	(87,836)
Retirement class R-6 of shares	(791,125)	(887,900)	(231,014)	(24,270)	(428,840)	(421,540)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(830,743)	(377,226)	(3,806)	(56)	(350,073)	(237,181)
Institutional class of shares	(150,868)	(64,415)	(337)	(1)	(72,362)	(54,724)
Retirement class R-3 of shares	(416,388)	(228,230)	(1,532)	(78)	(181,590)	(133,510)
Retirement class R-6 of shares	(2,427,746)	(848,765)	(35,560)	(2,771)	(776,404)	(426,694)

Change in net assets resulting from distributions to shareholders	(4,938,605)	(2,955,490)	(301,191)	(27,770)	(2,052,257)	(1,601,648)

Capital stock transactions:
Proceeds from sale of shares	8,253,917	19,982,337	2,297,829	16,077,852	6,350,503	17,843,952
Net asset value of shares issued to shareholders in payment of distributions declared	4,938,605	2,955,490	301,191	27,770	2,052,257	1,601,648
Cost of shares redeemed	(9,498,965)	(27,744,060)	(1,752,624)	(1,540,048)	(5,794,413)	(15,243,411)

Change in net assets resulting from capital stock transactions	3,693,557	(4,806,233)	846,396	14,565,574	2,608,347	4,202,189

Change in net assets	(5,043,470)	(9,643,496)	(395,667)	13,990,907	(1,849,985)	1,331,594

Net assets:
Beginning of period	63,237,251	72,880,747	15,045,867	1,054,960	39,741,665	38,410,071

End of period	$58,193,781	$63,237,251	$14,650,200	$15,045,867	$37,891,680	$39,741,665

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(113,895)	$366,156	$(26,375)	$75,536	$(75,316)	$201,986

(See Notes which are an integral part of the Financial Statements)

27

Statements of Changes in Net Assets	BMO Funds

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$49,042	$20,681	$2,042,692	$3,509,305	$1,897,016	$3,061,499
Net realized gain on investments	108,079	12,371	477,658	3,811,739	1,485,034	5,831,828
Net change in unrealized depreciation on investments	(453,292)	(216,558)	(5,705,973)	(9,055,244)	(8,269,043)	(11,709,768)

Change in net assets resulting from operations	(296,171)	(183,506)	(3,185,623)	(1,734,200)	(4,886,993)	(2,816,441)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(15,495)	(1,208)	(507,382)	(402,928)	(392,348)	(410,110)
Institutional class of shares	(2,838)	(729)	(759,470)	(503,254)	(383,423)	(276,634)
Retirement class R-3 of shares	(3,993)	(641)	(146,369)	(154,574)	(253,918)	(292,686)
Retirement class R-6 of shares	(51,903)	(13,016)	(2,356,604)	(1,604,876)	(2,429,323)	(1,793,405)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(6,757)	(302)	(428,827)	(215,030)	(636,841)	(157,772)
Institutional class of shares	(1,095)	(162)	(572,126)	(246,113)	(533,972)	(98,536)
Retirement class R-3 of shares	(2,123)	(175)	(145,688)	(91,471)	(513,289)	(123,276)
Retirement class R-6 of shares	(18,378)	(2,585)	(1,676,949)	(747,767)	(3,181,486)	(606,593)

Change in net assets resulting from distributions to shareholders	(102,582)	(18,818)	(6,593,415)	(3,966,013)	(8,324,600)	(3,759,012)

Capital stock transactions:
Proceeds from sale of shares	3,196,943	4,793,642	4,444,509	28,756,651	11,623,460	29,590,644
Net asset value of shares issued to shareholders in payment of distributions declared	102,582	18,818	6,593,415	3,966,013	8,324,600	3,759,012
Cost of shares redeemed	(1,862,729)	(946,728)	(10,930,125)	(38,862,100)	(22,665,760)	(30,816,952)

Change in net assets resulting from capital stock transactions	1,436,796	3,865,732	107,799	(6,139,436)	(2,717,700)	2,532,704

Change in net assets	1,038,043	3,663,408	(9,671,239)	(11,839,649)	(15,929,293)	(4,042,749)

Net assets:
Beginning of period	4,443,461	780,053	146,963,478	158,803,127	154,191,807	158,234,556

End of period	$5,481,504	$4,443,461	$137,292,239	$146,963,478	$138,262,514	$154,191,807

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(9,736)	$15,451	$395,892	$2,123,025	$124,554	$1,686,550

(See Notes which are an integral part of the Financial Statements)

28

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Change in net assets resulting from:

Operations:
Net investment income	$5,507,082	$9,328,269	$1,375,123	$1,880,459	$2,127,958	$2,229,126
Net realized gain on investments	15,986,491	34,485,101	4,497,791	9,520,494	9,386,056	16,008,062
Net change in unrealized depreciation on investments	(44,762,244)	(56,561,320)	(14,456,884)	(16,236,823)	(26,714,214)	(24,906,848)

Change in net assets resulting from operations	(23,268,671)	(12,747,950)	(8,583,970)	(4,835,870)	(15,200,200)	(6,669,660)

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(2,670,667)	(2,909,419)	(594,557)	(696,737)	(947,452)	(1,043,835)
Institutional class of shares	(1,639,131)	(1,372,958)	(281,588)	(264,749)	(528,389)	(490,234)
Retirement class R-3 of shares	(571,392)	(677,457)	(392,670)	(409,958)	(232,515)	(237,316)
Retirement class R-6 of shares	(5,290,678)	(5,537,512)	(1,388,142)	(1,086,800)	(2,050,840)	(1,452,470)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(10,179,207)	(1,128,902)	(2,245,206)	(136,573)	(4,638,293)	(256,288)
Institutional class of shares	(5,371,935)	(489,713)	(889,202)	(47,764)	(2,052,379)	(111,509)
Retirement class R-3 of shares	(2,566,382)	(285,267)	(1,711,464)	(88,876)	(1,422,315)	(63,876)
Retirement class R-6 of shares	(16,132,271)	(1,883,488)	(4,043,597)	(185,451)	(7,266,289)	(315,973)

Change in net assets resulting from distributions to shareholders	(44,421,663)	(14,284,716)	(11,546,426)	(2,916,908)	(19,138,472)	(3,971,501)

Capital stock transactions:
Proceeds from sale of shares	38,564,189	77,001,090	13,812,746	33,760,854	19,922,445	129,770,330 (1)
Net asset value of shares issued to shareholders in payment of distributions declared	44,421,663	14,284,716	11,546,426	2,916,908	19,138,472	3,971,501
Cost of shares redeemed	(60,238,562)	(132,510,380)	(22,109,649)	(26,850,099)	(36,324,906)	(51,445,710)

Change in net assets resulting from capital stock transactions	22,747,290	(41,224,574)	3,249,523	9,827,663	2,736,011	82,296,121

Change in net assets	(44,943,044)	(68,257,240)	(16,880,873)	2,074,885	(31,602,661)	71,654,960

Net assets:
Beginning of period	524,854,703	593,111,943	154,905,213	152,830,328	251,345,259	179,690,299

End of period	$479,911,659	$524,854,703	$138,024,340	$154,905,213	$219,742,598	$251,345,259

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(360,793)	$4,303,993	$(398,327)	$883,507	$(748,094)	$883,144

(1)	Includes paid-in-capital received from a non-taxable in-kind subscription merger of the BMO Aggressive Stock Fund effective as of the close of business on December 19, 2014.

(See Notes which are an integral part of the Financial Statements)

29

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
In-Retirement Fund
2016(7)	$10.02	$0.14	$(0.38)	$(0.24)	$(0.24)	$(0.73)	$(0.97)	$8.81	(2.62)%	1.22%	0.33%	2.37%	$3,506	26%
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2016(7)	10.44	0.13	(0.46)	(0.33)	(0.25)	(0.11)	(0.36)	9.75	(3.27)	3.92	0.33	2.27	390	30
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2016(7)	10.49	0.11	(0.50)	(0.39)	(0.22)	(0.64)	(0.86)	9.24	(4.11)	0.63	0.33	2.16	17,510	20
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2016(7)	10.42	0.10	(0.59)	(0.49)	(0.18)	(0.09)	(0.27)	9.66	(4.86)	1.02	0.33	2.15	655	19
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2016(7)	10.84	0.10	(0.65)	(0.55)	(0.18)	(0.46)	(0.64)	9.65	(5.42)	0.61	0.37	1.93	18,091	19
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2016(7)	10.33	0.07	(0.66)	(0.59)	(0.16)	(0.03)	(0.19)	9.55	(5.80)	1.03	0.37	1.87	635	16
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2016(7)	10.92	0.09	(0.71)	(0.62)	(0.16)	(0.67)	(0.83)	9.47	(6.24)	0.72	0.36	1.84	10,846	18
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2016(7)	10.48	0.06	(0.70)	(0.64)	(0.15)	(0.03)	(0.18)	9.66	(6.21)	1.57	0.36	1.86	744	14
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35
2050 Fund
2016(7)	10.96	0.10	(0.74)	(0.64)	(0.16)	(0.38)	(0.54)	9.78	(6.20)	0.88	0.36	1.79	8,383	14
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2016(7)	10.41	0.06	(0.67)	(0.61)	(0.13)	(0.06)	(0.19)	9.61	(6.08)	3.81	0.36	1.81	379	14
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123
Conservative Allocation Fund
2016(7)	9.76	0.14	(0.36)	(0.22)	(0.23)	(0.19)	(0.42)	9.12	(2.30)	0.56	0.33	2.62	19,924	13
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
2014(6)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2016(7)	9.78	0.15	(0.48)	(0.33)	(0.20)	(0.33)	(0.53)	8.92	(3.52)	0.56	0.30	2.28	14,782	19
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
2014(6)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8

(See Notes which are an integral part of the Financial Statements)

30

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Balanced Allocation Fund
2016(7)	$9.78	$0.10	$(0.52)	$(0.42)	$(0.17)	$(0.66)	$(0.83)	$8.53	(4.72)%	0.47%	0.33%	2.02%	$120,391	15%
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
2014(6)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2016(7)	9.82	0.09	(0.61)	(0.52)	(0.16)	(0.58)	(0.74)	8.56	(5.83)	0.55	0.30	1.69	28,862	18
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
2014(6)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2016(7)	9.85	0.09	(0.67)	(0.58)	(0.13)	(0.64)	(0.77)	8.50	(6.51)	0.51	0.33	1.56	57,150	14
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44
2014(6)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

31

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
In-Retirement Fund
2016(7)	$10.05	$0.13	$(0.36)	$(0.23)	$(0.28)	$(0.73)	$(1.01)	$8.81	(2.54)%	0.97%	0.08%	2.61%	$277	26%
2015	11.07	0.50	(0.68)	(0.18)	(0.31)	(0.53)	(0.84)	10.05	(1.73)	0.78	0.08	2.25	275	53
2014	10.00	0.22	1.00	1.22	(0.13)	(0.02)	(0.15)	11.07	12.32	0.83	0.08	2.10	931	45
2015 Fund
2016(7)	10.48	0.13	(0.44)	(0.31)	(0.27)	(0.11)	(0.38)	9.79	(3.04)	3.67	0.08	2.51	106	30
2015	10.77	0.20	(0.42)	(0.22)	(0.07)	—	(0.07)	10.48	(2.10)	3.96	0.08	1.85	108	83
2014(5)	10.00	0.05	0.72	0.77	—	—	—	10.77	7.70	73.29	0.08	1.68	105	29
2020 Fund
2016(7)	10.51	0.16	(0.54)	(0.38)	(0.25)	(0.64)	(0.89)	9.24	(3.98)	0.38	0.08	2.42	3,509	20
2015	11.36	0.24	(0.49)	(0.25)	(0.28)	(0.32)	(0.60)	10.51	(2.33)	0.34	0.08	1.78	5,264	37
2014	10.00	0.22	1.34	1.56	(0.16)	(0.04)	(0.20)	11.36	15.73	0.38	0.08	2.11	3,240	35
2025 Fund
2016(7)	10.47	0.12	(0.60)	(0.48)	(0.20)	(0.09)	(0.29)	9.70	(4.77)	0.77	0.08	2.26	601	19
2015	10.80	0.08	(0.36)	(0.28)	(0.05)	—	(0.05)	10.47	(2.59)	1.01	0.08	1.35	611	53
2014(5)	10.00	0.08	0.72	0.80	—	—	—	10.80	8.00	24.35	0.08	1.11	3	22
2030 Fund
2016(7)	10.87	0.11	(0.64)	(0.53)	(0.22)	(0.46)	(0.68)	9.66	(5.26)	0.36	0.12	2.20	2,574	19
2015	11.63	0.24	(0.56)	(0.32)	(0.19)	(0.25)	(0.44)	10.87	(2.85)	0.34	0.12	1.43	2,867	45
2014	10.00	0.18	1.66	1.84	(0.19)	(0.02)	(0.21)	11.63	18.55	0.41	0.12	1.70	5,286	29
2035 Fund
2016(7)	10.37	0.10	(0.68)	(0.58)	(0.18)	(0.04)	(0.22)	9.57	(5.77)	0.78	0.12	2.03	79	16
2015	10.72	0.03	(0.37)	(0.34)	(0.01)	—	(0.01)	10.37	(3.14)	1.04	0.12	1.01	67	96
2014(5)	10.00	0.05	0.67	0.72	—	—	—	10.72	7.20	23.38	0.12	0.70	4	29
2040 Fund
2016(7)	10.94	0.11	(0.71)	(0.60)	(0.20)	(0.66)	(0.86)	9.48	(6.02)	0.47	0.11	2.08	2,087	18
2015	11.77	0.18	(0.54)	(0.36)	(0.23)	(0.24)	(0.47)	10.94	(3.23)	0.42	0.11	1.35	2,444	36
2014	10.00	0.17	1.82	1.99	(0.20)	(0.02)	(0.22)	11.77	20.10	0.51	0.11	1.45	3,602	22
2045 Fund
2016(7)	10.52	0.10	(0.72)	(0.62)	(0.17)	(0.03)	(0.20)	9.70	(6.03)	1.32	0.11	2.01	129	14
2015	10.86	0.03	(0.36)	(0.33)	(0.01)	—	(0.01)	10.52	(3.05)	1.89	0.11	0.96	112	95
2014(5)	10.00	0.04	0.82	0.86	—	—	—	10.86	8.60	33.12	0.11	0.51	3	35
2050 Fund
2016(7)	10.99	0.11	(0.74)	(0.63)	(0.19)	(0.38)	(0.57)	9.79	(6.11)	0.63	0.11	2.06	2,052	14
2015	11.78	0.17	(0.52)	(0.35)	(0.21)	(0.23)	(0.44)	10.99	(3.07)	0.59	0.11	1.30	1,908	39
2014	10.00	0.17	1.81	1.98	(0.18)	(0.02)	(0.20)	11.78	19.98	0.83	0.11	1.48	3,007	28
2055 Fund
2016(7)	10.45	0.10	(0.70)	(0.60)	(0.15)	(0.06)	(0.21)	9.64	(5.90)	3.57	0.11	2.02	189	14
2015	10.87	0.09	(0.42)	(0.33)	(0.07)	(0.02)	(0.09)	10.45	(3.05)	6.66	0.11	0.91	190	61
2014(5)	10.00	0.03	0.84	0.87	—	—	—	10.87	8.70	49.80	0.11	0.97	106	123
Conservative Allocation Fund
2016(7)	9.77	0.14	(0.35)	(0.21)	(0.26)	(0.19)	(0.45)	9.11	(2.22)	0.31	0.08	2.87	27,422	13
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014 (6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2016(7)	9.79	0.13	(0.43)	(0.30)	(0.24)	(0.33)	(0.57)	8.92	(3.28)	0.31	0.05	2.58	14,809	19
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8

(See Notes which are an integral part of the Financial Statements)

32

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Balanced Allocation Fund
2016(7)	$9.79	$0.11	$(0.51)	$(0.40)	$(0.20)	$(0.66)	$(0.86)	$8.53	(4.53)%	0.22%	0.08%	2.23%	$74,700	15%
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(6)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2016(7)	9.84	0.10	(0.61)	(0.51)	(0.19)	(0.58)	(0.77)	8.56	(5.73)	0.30	0.05	1.98	13,137	18
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(6)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2016(7)	9.87	0.09	(0.67)	(0.58)	(0.16)	(0.64)	(0.80)	8.49	(6.49)	0.26	0.08	1.89	27,411	14
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

33

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
In-Retirement Fund
2016(7)	$10.01	$0.15	$(0.40)	$(0.25)	$(0.21)	$(0.73)	$(0.94)	$8.82	(2.75)%	1.47%	0.58%	2.14%	$1,327	26%
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2016(7)	10.41	0.20	(0.54)	(0.34)	(0.21)	(0.11)	(0.32)	9.75	(3.35)	4.17	0.58	2.22	128	30
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2016(7)	10.48	0.13	(0.53)	(0.40)	(0.18)	(0.64)	(0.82)	9.26	(4.19)	0.88	0.58	1.94	10,825	20
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2016(7)	10.38	0.11	(0.62)	(0.51)	(0.16)	(0.09)	(0.25)	9.62	(5.06)	1.27	0.58	1.83	884	19
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2016(7)	10.82	0.10	(0.66)	(0.56)	(0.15)	(0.46)	(0.61)	9.65	(5.43)	0.87	0.62	1.71	9,046	19
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2016(7)	10.27	0.11	(0.71)	(0.60)	(0.12)	(0.04)	(0.16)	9.51	(5.93)	1.28	0.62	1.59	427	16
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2016(7)	10.91	0.10	(0.74)	(0.64)	(0.11)	(0.67)	(0.78)	9.49	(6.36)	0.97	0.61	1.62	4,956	18
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2016(7)	10.42	0.11	(0.76)	(0.65)	(0.11)	(0.03)	(0.14)	9.63	(6.32)	1.82	0.61	1.56	372	14
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
2050 Fund
2016(7)	10.95	0.08	(0.73)	(0.65)	(0.13)	(0.38)	(0.51)	9.79	(6.30)	1.13	0.61	1.59	4,111	14
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2016(7)	10.38	0.08	(0.71)	(0.63)	(0.11)	(0.06)	(0.17)	9.58	(6.21)	4.06	0.61	1.49	371	14
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123
Conservative Allocation Fund
2016(7)	9.74	0.12	(0.35)	(0.23)	(0.20)	(0.19)	(0.39)	9.12	(2.46)	0.81	0.58	2.37	7,142	13
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(6)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2016	9.76	0.17	(0.51)	(0.34)	(0.16)	(0.33)	(0.49)	8.93	(3.62)	0.81	0.55	2.01	14,536	19
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014(6)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8

(See Notes which are an integral part of the Financial Statements)

34

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Balanced Allocation Fund
2016(7)	$9.76	$0.08	$(0.45)	$(0.37)	$(0.14)	$(0.66)	$(0.80)	$8.59	(4.77)%	0.72%	0.58%	1.74%	$36,403	15%
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(6)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2016(7)	9.81	0.07	(0.61)	(0.54)	(0.14)	(0.58)	(0.72)	8.55	(6.04)	0.80	0.55	1.44	27,377	18
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(6)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2016(7)	9.84	0.07	(0.68)	(0.61)	(0.10)	(0.64)	(0.74)	8.49	(6.77)	0.76	0.58	1.36	20,222	14
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(6)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

35

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
In-Retirement Fund
2016(8)	$10.05	$0.17	$(0.39)	$(0.22)	$(0.30)	$(0.73)	$(1.03)	$8.80	(2.46)%	0.82%	0.00%	2.75%	$15,059	26%
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2016(8)	10.50	0.16	(0.46)	(0.30)	(0.29)	(0.11)	(0.40)	9.80	(2.98)	3.52	0.00	2.62	3,463	30
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2016(8)	10.52	0.14	(0.51)	(0.37)	(0.27)	(0.64)	(0.91)	9.24	(3.90)	0.23	0.00	2.56	54,150	20
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2016(8)	10.48	0.12	(0.60)	(0.48)	(0.21)	(0.09)	(0.30)	9.70	(4.75)	0.62	0.00	2.41	25,904	19
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2016(8)	10.87	0.13	(0.65)	(0.52)	(0.24)	(0.46)	(0.70)	9.65	(5.19)	0.21	0.00	2.31	60,981	19
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2016(8)	10.38	0.12	(0.69)	(0.57)	(0.19)	(0.04)	(0.23)	9.58	(5.66)	0.63	0.00	2.20	26,618	16
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2016(8)	10.96	0.12	(0.72)	(0.60)	(0.21)	(0.67)	(0.88)	9.48	(6.02)	0.32	0.00	2.19	40,305	18
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2016(8)	10.53	0.11	(0.73)	(0.62)	(0.18)	(0.03)	(0.21)	9.70	(6.02)	1.17	0.00	2.15	13,405	14
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35
2050 Fund
2016(8)	11.00	0.12	(0.74)	(0.62)	(0.21)	(0.38)	(0.59)	9.79	(6.02)	0.48	0.00	2.19	23,346	14
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2016(8)	10.47	0.11	(0.71)	(0.60)	(0.16)	(0.06)	(0.22)	9.65	(5.86)	3.42	0.00	2.09	4,543	14
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123
Conservative Allocation Fund
2016(8)	9.79	0.15	(0.36)	(0.21)	(0.27)	(0.19)	(0.46)	9.12	(2.17)	0.16	0.00	3.02	82,804	13
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2016(8)	9.80	0.13	(0.43)	(0.30)	(0.25)	(0.33)	(0.58)	8.92	(3.23)	0.16	0.00	2.73	94,136	19
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8

(See Notes which are an integral part of the Financial Statements)

36

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
Balanced Allocation Fund
2016(8)	$9.80	$0.12	$(0.52)	$(0.40)	$(0.21)	$(0.66)	$(0.87)	$8.53	(4.49)%	0.07%	0.00%	2.35%	$248,418	15%
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
2014(6)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2016(8)	9.85	0.11	(0.62)	(0.51)	(0.20)	(0.58)	(0.78)	8.56	(5.68)	0.15	0.00	2.10	68,648	18
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
2014(6)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2016(8)	9.88	0.11	(0.67)	(0.56)	(0.18)	(0.64)	(0.82)	8.50	(6.32)	0.11	0.00	2.02	114,960	14
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(8)	For the six months ended February 29, 2016 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

37

February 29, 2016 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 29, 2016, the Corporation consisted of 43 portfolios. As of February 29, 2016, this annual report includes 10 target retirement and 5 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of February 29, 2016, the Corporation also consisted of 28 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund*	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

*	Name change effective December 15, 2015. Prior to December 15, 2015, the Fund was known as the BMO Target Retirement 2010 Fund.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–100%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

38

BMO Funds

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs) and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 2 or Level 3 securities as of February 29, 2016.

39

Notes to Financial Statements (continued)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,849,455	$—	$—	$19,849,455
Short-Term Investments	294,418	—	—	294,418

Total	$20,143,873	$—	$—	$20,143,873

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,081,055	$—	$—	$4,081,055
Short-Term Investments	65,986	—	—	65,986

Total	$4,147,041	$—	$—	$4,147,041

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$84,817,484	$—	$—	$84,817,484
Short-Term Investments	1,128,035	—	—	1,128,035

Total	$85,945,519	$—	$—	$85,945,519

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,541,036	$—	$—	$27,541,036
Short-Term Investments	434,973	—	—	434,973

Total	$27,976,009	$—	$—	$27,976,009

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$89,400,390	$—	$—	$89,400,390
Short-Term Investments	1,042,678	—	—	1,042,678

Total	$90,443,068	$—	$—	$90,443,068

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,268,812	$—	$—	$27,268,812
Short-Term Investments	426,396	—	—	426,396

Total	$27,695,208	$—	$—	$27,695,208

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,400,173	$—	$—	$57,400,173
Short-Term Investments	551,731	—	—	551,731

Total	$57,951,904	$—	$—	$57,951,904

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,404,850	$—	$—	$14,404,850
Short-Term Investments	227,704	—	—	227,704

Total	$14,632,554	$—	$—	$14,632,554

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,320,190	$—	$—	$37,320,190
Short-Term Investments	465,853	—	—	465,853

Total	$37,786,043	$—	$—	$37,786,043

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,322,498	$—	$—	$5,322,498
Short-Term Investments	115,348	—	—	115,348

Total	$5,437,846	$—	$—	$5,437,846

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$135,178,783	$—	$—	$135,178,783
Short-Term Investments	2,154,294	—	—	2,154,294

Total	$137,333,077	$—	$—	$137,333,077

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$136,009,817	$—	$—	$136,009,817
Short-Term Investments	2,296,099	—	—	2,296,099

Total	$138,305,916	$—	$—	$138,305,916

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$471,281,295	$—	$—	$471,281,295
Short-Term Investments	9,434,621	—	—	9,434,621

Total	$480,715,916	$—	$—	$480,715,916

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$134,987,692	$—	$—	$134,987,692
Short-Term Investments	2,798,480	—	—	2,798,480

Total	$137,786,172	$—	$—	$137,786,172

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$213,105,992	$—	$—	$213,105,992
Short-Term Investments	5,811,282	—	—	5,811,282

Total	$218,917,274	$—	$—	$218,917,274

40

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund		2015 Fund		2020 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$469,698	$2,553,201	$46,414	$429,164	$2,124,074	$5,536,279
Institutional class of shares	19,243	252,410	1,841	5,628	153,259	3,913,111
Retirement class R-3 of shares	122,922	1,685,053	322,992	133,225	926,614	3,123,675
Retirement class R-6 of shares	2,422,127	4,826,780	166,309	6,535,738	7,266,293	15,778,753

Net proceeds from sale of shares	3,033,990	9,317,444	537,556	7,103,755	10,470,240	28,351,818
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	415,792	512,602	20,044	1,560	1,777,801	1,637,504
Institutional class of shares	28,070	31,528	3,994	637	347,404	177,322
Retirement class R-3 of shares	165,007	283,852	5,045	574	1,012,033	1,003,886
Retirement class R-6 of shares	1,496,011	1,350,769	146,672	36,070	4,518,604	2,758,969

Net proceeds from shares issued	2,104,880	2,178,751	175,755	38,841	7,655,842	5,577,681
Cost of shares redeemed:
Investor class of shares	(1,650,424)	(4,770,741)	(268,947)	(10,509)	(5,026,966)	(15,828,088)
Institutional class of shares	(10,043)	(897,324)	—	(1)	(1,734,184)	(1,742,714)
Retirement class R-3 of shares	(900,010)	(3,746,584)	(408,116)	(11,244)	(4,743,279)	(10,627,609)
Retirement class R-6 of shares	(3,618,926)	(8,073,712)	(817,805)	(2,430,695)	(4,184,264)	(20,890,087)

Net cost of shares redeemed	(6,179,403)	(17,488,361)	(1,494,868)	(2,452,449)	(15,688,693)	(49,088,498)

Net change resulting from fund share transactions in dollars	$(1,040,533)	$(5,992,166)	$(781,557)	$4,690,147	$2,437,389	$(15,158,999)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	46,926	242,367	4,421	39,990	207,144	502,747
Institutional class of shares	2,037	23,535	180	517	15,063	355,799
Retirement class R-3 of shares	12,654	157,157	31,212	12,414	94,125	283,520
Retirement class R-6 of shares	264,868	463,921	16,558	607,578	758,921	1,445,729

Net sale of shares	326,485	886,980	52,371	660,499	1,075,253	2,587,795
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	46,097	50,403	1,987	146	184,037	152,326
Institutional class of shares	3,112	3,097	395	60	35,963	16,495
Retirement class R-3 of shares	18,253	27,883	499	54	104,549	93,298
Retirement class R-6 of shares	166,223	132,819	14,479	3,374	467,765	256,410

Net shares issued	233,685	214,202	17,360	3,634	792,314	518,529
Shares redeemed:
Investor class of shares	(174,378)	(457,492)	(26,976)	(976)	(529,775)	(1,447,608)
Institutional class of shares	(1,065)	(83,315)	—	—	(172,025)	(156,644)
Retirement class R-3 of shares	(95,108)	(358,566)	(39,800)	(1,040)	(477,523)	(961,216)
Retirement class R-6 of shares	(372,741)	(759,711)	(80,821)	(223,913)	(411,944)	(1,887,513)

Net shares redeemed	(643,292)	(1,659,084)	(147,597)	(225,929)	(1,591,267)	(4,452,981)

Net change resulting from fund share transactions in shares	(83,122)	(557,902)	(77,866)	438,204	276,300	(1,346,657)

41

Notes to Financial Statements (continued)

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$261,854	$1,586,365	$1,423,883	$7,013,564	$328,769	$729,095
Institutional class of shares	25,424	642,649	248,902	1,964,022	19,793	71,433
Retirement class R-3 of shares	118,082	1,600,512	1,201,951	2,657,521	69,995	796,104
Retirement class R-6 of shares	2,247,676	27,077,285	8,123,696	27,099,797	2,011,009	29,984,647

Net proceeds from sale of shares	2,653,036	30,906,811	10,998,432	38,734,904	2,429,566	31,581,279
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	45,412	1,967	1,362,887	1,251,461	19,506	644
Institutional class of shares	16,995	13	185,684	118,666	1,593	5
Retirement class R-3 of shares	30,674	1,644	693,045	661,311	9,502	634
Retirement class R-6 of shares	746,383	140,483	3,847,020	2,463,598	596,770	70,546

Net proceeds from shares issued	839,464	144,107	6,088,636	4,495,036	627,371	71,829
Cost of shares redeemed:
Investor class of shares	(1,201,930)	(142,754)	(5,399,604)	(16,119,882)	(495,362)	(180,026)
Institutional class of shares	(5,533)	(5,055)	(384,187)	(4,314,720)	(3,221)	(4,526)
Retirement class R-3 of shares	(558,802)	(149,080)	(4,300,824)	(9,870,793)	(345,579)	(32,471)
Retirement class R-6 of shares	(1,122,320)	(1,768,523)	(4,365,317)	(13,813,522)	(1,449,457)	(2,670,849)

Net cost of shares redeemed	(2,888,585)	(2,065,412)	(14,449,932)	(44,118,917)	(2,293,619)	(2,887,872)

Net change resulting from fund share transactions in dollars	$603,915	$28,985,506	$2,637,136	$(888,977)	$763,318	$28,765,236

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	25,386	146,929	133,746	615,955	31,425	68,499
Institutional class of shares	2,472	58,534	23,915	172,856	1,951	6,520
Retirement class R-3 of shares	11,774	147,004	115,079	233,694	6,941	74,119
Retirement class R-6 of shares	224,529	2,508,756	817,340	2,354,977	203,012	2,788,354

Net sale of shares	264,161	2,861,223	1,090,080	3,377,482	243,329	2,937,492
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	4,448	184	132,706	112,038	1,907	60
Institutional class of shares	1,660	1	18,080	10,614	155	1
Retirement class R-3 of shares	3,013	154	67,416	59,151	932	59
Retirement class R-6 of shares	72,818	13,080	374,953	220,555	58,165	6,587

Net shares issued	81,939	13,419	593,155	402,358	61,159	6,707
Shares redeemed:
Investor class of shares	(122,782)	(13,120)	(544,520)	(1,423,231)	(51,014)	(16,867)
Institutional class of shares	(519)	(458)	(39,195)	(374,363)	(303)	(409)
Retirement class R-3 of shares	(56,696)	(13,697)	(429,288)	(863,781)	(34,433)	(2,969)
Retirement class R-6 of shares	(112,530)	(162,853)	(418,970)	(1,223,538)	(142,793)	(247,165)

Net shares redeemed	(292,527)	(190,128)	(1,431,973)	(3,884,913)	(228,543)	(267,410)

Net change resulting from fund share transactions in shares	53,573	2,684,514	251,262	(105,073)	75,945	2,676,789

42

BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,492,298	$5,453,708	$422,740	$1,112,090	$1,075,195	$4,228,983
Institutional class of shares	294,900	1,096,925	25,066	116,310	339,400	1,066,096
Retirement class R-3 of shares	664,392	2,439,717	141,160	812,631	760,183	1,786,394
Retirement class R-6 of shares	4,802,327	10,991,987	1,708,863	14,036,821	4,175,725	10,762,479

Net proceeds from sale of shares	8,253,917	19,982,337	2,297,829	16,077,852	6,350,503	17,843,952
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,034,277	699,560	24,522	138	496,842	427,602
Institutional class of shares	195,405	126,814	2,385	2	108,258	104,466
Retirement class R-3 of shares	490,052	392,452	7,710	589	241,913	221,346
Retirement class R-6 of shares	3,218,871	1,736,664	266,574	27,041	1,205,244	848,234

Net proceeds from shares issued	4,938,605	2,955,490	301,191	27,770	2,052,257	1,601,648
Cost of shares redeemed:
Investor class of shares	(3,592,081)	(10,354,982)	(721,827)	(80,294)	(2,344,030)	(4,855,407)
Institutional class of shares	(501,275)	(2,201,952)	—	(783)	(65,721)	(2,137,292)
Retirement class R-3 of shares	(3,071,002)	(5,937,625)	(492,987)	(35,159)	(1,386,283)	(3,412,701)
Retirement class R-6 of shares	(2,334,607)	(9,249,501)	(537,810)	(1,423,812)	(1,998,379)	(4,838,011)

Net cost of shares redeemed	(9,498,965)	(27,744,060)	(1,752,624)	(1,540,048)	(5,794,413)	(15,243,411)

Net change resulting from fund share transactions in dollars	$3,693,557	$(4,806,233)	$846,396	$14,565,574	$2,608,347	$4,202,189

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	227,782	474,203	39,598	102,004	102,314	366,132
Institutional class of shares	28,093	94,942	2,467	10,445	31,990	92,321
Retirement class R-3 of shares	63,266	212,967	13,644	74,574	70,905	155,015
Retirement class R-6 of shares	489,802	951,253	171,052	1,283,748	411,405	923,693

Net sale of shares	808,943	1,733,365	226,761	1,470,771	616,614	1,537,161
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	101,400	61,853	2,358	13	47,139	37,674
Institutional class of shares	19,157	11,213	229	—	10,271	9,204
Retirement class R-3 of shares	47,904	34,700	743	55	22,930	19,502
Retirement class R-6 of shares	315,576	153,551	25,534	2,485	114,349	74,734

Net shares issued	484,037	261,317	28,864	2,553	194,689	141,114
Shares redeemed:
Investor class of shares	(361,308)	(899,332)	(73,957)	(7,291)	(230,123)	(421,096)
Institutional class of shares	(50,435)	(188,879)	—	(69)	(6,366)	(183,009)
Retirement class R-3 of shares	(299,474)	(512,014)	(47,431)	(3,238)	(137,188)	(292,448)
Retirement class R-6 of shares	(221,093)	(811,474)	(54,282)	(129,275)	(186,207)	(424,080)

Net shares redeemed	(932,310)	(2,411,699)	(175,670)	(139,873)	(559,884)	(1,320,633)

Net change resulting from fund share transactions in shares	360,670	(417,017)	79,955	1,333,451	251,419	357,642

43

Notes to Financial Statements (continued)

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$401,399	$1,098,199	$586,338	$4,306,416	$1,850,845	$2,881,305
Institutional class of shares	13,107	98,627	1,033,741	3,370,800	839,969	2,705,694
Retirement class R-3 of shares	119,531	447,023	252,555	1,791,937	958,580	6,777,124
Retirement class R-6 of shares	2,662,906	3,149,793	2,571,875	19,287,498	7,974,066	17,226,521

Net proceeds from sale of shares	3,196,943	4,793,642	4,444,509	28,756,651	11,623,460	29,590,644
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	22,252	1,511	936,209	617,958	1,029,189	567,882
Institutional class of shares	3,933	891	1,331,596	749,367	917,395	375,169
Retirement class R-3 of shares	6,116	816	292,057	246,045	767,207	415,963
Retirement class R-6 of shares	70,281	15,600	4,033,553	2,352,643	5,610,809	2,399,998

Net proceeds from shares issued	102,582	18,818	6,593,415	3,966,013	8,324,600	3,759,012
Cost of shares redeemed:
Investor class of shares	(997,264)	(155,201)	(3,742,706)	(6,320,438)	(8,997,844)	(4,759,392)
Institutional class of shares	(1,847)	(5,156)	(2,069,701)	(3,012,964)	(1,622,673)	(4,019,821)
Retirement class R-3 of shares	(122,456)	(82,353)	(550,798)	(5,634,372)	(8,075,874)	(3,930,130)
Retirement class R-6 of shares	(741,162)	(704,018)	(4,566,920)	(23,894,326)	(3,969,369)	(18,107,609)

Net cost of shares redeemed	(1,862,729)	(946,728)	(10,930,125)	(38,862,100)	(22,665,760)	(30,816,952)

Net change resulting from fund share transactions in dollars	$1,436,796	$3,865,732	$107,799	$(6,139,436)	$(2,717,700)	$2,532,704

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	39,333	101,616	61,118	430,479	197,124	284,984
Institutional class of shares	1,274	8,831	108,359	337,105	90,328	268,603
Retirement class R-3 of shares	11,856	40,547	26,760	179,833	101,157	674,343
Retirement class R-6 of shares	266,670	286,828	271,288	1,932,026	854,109	1,699,470

Net sale of shares	319,133	437,822	467,525	2,879,443	1,242,718	2,927,400
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,152	140	101,322	62,673	111,747	57,016
Institutional class of shares	379	83	144,268	76,001	99,717	37,668
Retirement class R-3 of shares	593	76	31,574	24,954	83,121	41,763
Retirement class R-6 of shares	6,771	1,446	437,005	238,604	609,871	240,964

Net shares issued	9,895	1,745	714,169	402,232	904,456	377,411
Shares redeemed:
Investor class of shares	(102,944)	(14,049)	(394,636)	(631,714)	(963,225)	(474,178)
Institutional class of shares	(172)	(460)	(221,499)	(300,982)	(174,655)	(395,336)
Retirement class R-3 of shares	(11,844)	(7,545)	(57,846)	(564,945)	(839,710)	(389,879)
Retirement class R-6 of shares	(71,012)	(63,795)	(479,554)	(2,398,228)	(417,809)	(1,799,149)

Net shares redeemed	(185,972)	(85,849)	(1,153,535)	(3,895,869)	(2,395,399)	(3,058,542)

Net change resulting from fund share transactions in shares	143,056	353,718	28,159	(614,194)	(248,225)	246,269

44

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,258,446	$9,913,030	$924,644	$5,133,135	$1,372,996	$38,844,900 (1)
Institutional class of shares	4,898,713	22,559,749	858,024	2,658,620	1,603,369	10,021,134 (1)
Retirement class R-3 of shares	1,415,881	6,394,929	1,142,180	3,228,660	775,462	16,598,429 (1)
Retirement class R-6 of shares	28,991,149	38,133,382	10,887,898	22,740,439	16,170,618	64,305,867 (1)

Net proceeds from sale of shares	38,564,189	77,001,090	13,812,746	33,760,854	19,922,445	129,770,330
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	12,849,874	4,038,321	2,839,763	833,310	5,585,745	1,300,124
Institutional class of shares	7,011,066	1,862,671	1,170,790	312,513	2,580,768	601,742
Retirement class R-3 of shares	3,137,774	962,724	2,104,134	498,834	1,654,830	301,192
Retirement class R-6 of shares	21,422,949	7,421,000	5,431,739	1,272,251	9,317,129	1,768,443

Net proceeds from shares issued	44,421,663	14,284,716	11,546,426	2,916,908	19,138,472	3,971,501
Cost of shares redeemed:
Investor class of shares	(32,734,717)	(33,716,254)	(12,906,380)	(7,268,277)	(22,832,070)	(16,570,068)
Institutional class of shares	(7,979,603)	(18,567,065)	(2,115,093)	(5,579,041)	(3,920,006)	(4,816,804)
Retirement class R-3 of shares	(1,853,909)	(11,427,399)	(952,675)	(4,448,513)	(1,656,639)	(9,647,034)
Retirement class R-6 of shares	(17,670,333)	(68,799,662)	(6,135,501)	(9,554,268)	(7,916,191)	(20,411,804)

Net cost of shares redeemed	(60,238,562)	(132,510,380)	(22,109,649)	(26,850,099)	(36,324,906)	(51,445,710)

Net change resulting from fund share transactions in dollars	$22,747,290	$(41,224,574)	$3,249,523	$9,827,663	$2,736,011	$82,296,121

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	355,278	973,466	99,411	495,656	150,122	3,811,043 (1)
Institutional class of shares	538,917	2,208,098	90,895	258,691	176,514	978,980 (1)
Retirement class R-3 of shares	152,536	631,978	125,622	313,743	83,510	1,622,915 (1)
Retirement class R-6 of shares	3,359,387	3,730,462	1,214,226	2,194,288	1,828,798	6,271,303 (1)

Net sale of shares	4,406,118	7,544,004	1,530,154	3,262,378	2,238,944	12,684,241
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,432,539	402,223	309,680	82,019	606,487	131,061
Institutional class of shares	782,485	185,710	127,676	30,729	280,518	60,660
Retirement class R-3 of shares	349,808	95,984	229,458	49,050	179,677	30,362
Retirement class R-6 of shares	2,388,289	739,880	592,338	125,221	1,012,732	178,271

Net shares issued	4,953,121	1,423,797	1,259,152	287,019	2,079,414	400,354
Shares redeemed:
Investor class of shares	(3,753,536)	(3,321,043)	(1,417,866)	(709,849)	(2,458,191)	(1,598,806)
Institutional class of shares	(883,994)	(1,828,408)	(233,987)	(542,103)	(447,175)	(464,405)
Retirement class R-3 of shares	(196,649)	(1,120,626)	(102,019)	(430,551)	(177,249)	(922,935)
Retirement class R-6 of shares	(1,881,750)	(6,888,647)	(664,954)	(931,824)	(836,462)	(1,965,741)

Net shares redeemed	(6,715,929)	(13,158,724)	(2,418,826)	(2,614,327)	(3,919,077)	(4,951,887)

Net change resulting from fund share transactions in shares	2,643,310	(4,190,923)	370,480	935,070	399,281	8,132,708

(1)	Includes paid-in-capital and shares received from a non-taxable in-kind subscription merger of the BMO Aggressive Stock Fund effective as of the close of business on December 19, 2014.

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2016. This agreement may not be terminated prior to December 31, 2016 without the consent of the

45

Notes to Financial Statements (continued)

Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2015
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%	0.08%	0.58%	(0.07)%	0.86%	0.60%	1.10%	0.45%
2015 Fund	0.33	0.08	0.58	(0.07)	0.88	0.63	1.13	0.48
2020 Fund	0.33	0.08	0.58	(0.07)	0.91	0.66	1.16	0.51
2025 Fund	0.33	0.08	0.58	(0.07)	0.93	0.68	1.18	0.53
2030 Fund	0.37	0.12	0.62	(0.03)	0.99	0.74	1.24	0.59
2035 Fund	0.37	0.12	0.62	(0.03)	1.00	0.75	1.25	0.60
2040 Fund	0.36	0.11	0.61	(0.04)	1.01	0.76	1.26	0.61
2045 Fund	0.36	0.11	0.61	(0.04)	1.00	0.75	1.25	0.60
2050 Fund	0.36	0.11	0.61	(0.04)	1.00	0.75	1.25	0.60
2055 Fund	0.36	0.11	0.61	(0.04)	1.00	0.75	1.25	0.60
Conservative Allocation Fund	0.33	0.08	0.58	(0.07)	0.89	0.64	1.14	0.49
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.89	0.64	1.14	0.49
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	0.95	0.70	1.20	0.55
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	0.95	0.70	1.20	0.55
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.99	0.74	1.24	0.59

(1)	As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 29, 2016, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$3,284	$205	$1,333
2015 Fund	435	80	142
2020 Fund	15,946	3,044	10,019
2025 Fund	1,211	457	931
2030 Fund	16,916	2,134	8,862
2035 Fund	727	56	465
2040 Fund	9,692	1,781	5,123
2045 Fund	973	90	435
2050 Fund	7,482	1,495	3,727
2055 Fund	877	144	289
Conservative Allocations Fund	16,176	21,296	5,436
Moderate Allocation Fund	15,108	11,688	14,300
Balanced Allocation Fund	109,685	59,134	27,994
Growth Allocation Fund	28,923	10,955	21,100
Aggressive Allocation Fund	56,191	22,958	16,195

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

46

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 29, 2016.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
In-Retirement Fund
BMO Low Volatility Equity Fund	$559,319	$78,103	$133,399	$498,077	$3,869	$15,117
BMO Dividend Income Fund	532,321	54,268	178,437	379,400	5,282	53,683
BMO Large-Cap Value Fund	672,975	135,102	152,112	558,780	5,121	65,627
BMO Mid-Cap Value Fund	351,756	67,729	119,953	243,121	1,854	54,499
BMO Mid-Cap Growth Fund	303,635	43,522	163,212	119,955	—	87,320
BMO Small-Cap Growth Fund	164,171	23,239	54,018	102,723	—	33,247
BMO Disciplined International Equity Fund	—	441,428	15,531	403,308	—	272
BMO Pyrford International Stock Fund	696,510	64,783	166,913	560,249	14,292	17,846
BMO LGM Emerging Markets Equity Fund	427,272	25,614	168,097	262,817	4,383	(28,604)
BMO Alternative Strategies Fund	—	1,439,463	179,482	1,212,040	1,049	8,224
BMO TCH Core Plus Bond Fund	5,653,389	309,110	2,116,581	3,727,040	78,502	(89,163)
BMO Monegy High Yield Bond Fund	367,353	25,954	68,367	305,517	9,141	(7,163)
BMO Prime Money Market Fund	366,785	4,951,104	5,023,471	294,418	204	—
BMO LGM Frontier Markets Equity Fund	112,594	1,754	—	105,421	1,754	—

Totals	$10,208,080	$7,661,173	$8,539,573	$8,772,866	$125,451	$210,905

2015 Fund
BMO Low Volatility Equity Fund	$149,930	$43,933	$48,424	$145,082	$1,038	$1,595
BMO Dividend Income Fund	118,893	16,183	49,930	78,933	1,232	867
BMO Large-Cap Value Fund	201,412	46,699	61,424	157,251	1,634	11,052
BMO Mid-Cap Value Fund	124,576	20,227	43,219	83,670	597	3,823
BMO Mid-Cap Growth Fund	108,046	19,680	63,702	41,854	—	(3,760)
BMO Small-Cap Growth Fund	67,851	12,151	33,293	34,168	—	(2,689)
BMO Disciplined International Equity Fund	—	129,623	7,909	115,900	—	(416)
BMO Pyrford International Stock Fund	196,526	28,512	66,018	148,052	4,258	(6,339)
BMO LGM Emerging Markets Equity Fund	133,737	17,710	67,102	78,572	1,335	(10,446)
BMO Alternative Strategies Fund	—	293,077	55,142	227,615	225	558
BMO TCH Core Plus Bond Fund	977,259	106,240	429,026	631,712	14,181	(22,552)
BMO Monegy High Yield Bond Fund	59,146	5,588	15,558	45,850	1,478	(1,934)
BMO Prime Money Market Fund	78,523	1,309,524	1,322,061	65,986	45	—
BMO LGM Frontier Markets Equity Fund	28,865	450	—	27,026	450	—

Totals	$2,244,764	$2,049,597	$2,262,808	$1,881,671	$26,473	$(30,241)

2020 Fund
BMO Low Volatility Equity Fund	$3,204,039	$108,432	$379,521	$2,897,022	$22,010	$85,854
BMO Dividend Income Fund	2,140,209	154,470	627,805	1,548,803	22,182	212,402
BMO Large-Cap Value Fund	4,341,166	619,979	551,780	3,757,114	32,994	390,146
BMO Mid-Cap Value Fund	2,735,058	347,498	416,136	2,219,575	14,606	272,344
BMO Mid-Cap Growth Fund	2,525,223	614,635	508,162	1,967,871	—	280,431
BMO Small-Cap Growth Fund	1,701,108	392,888	526,098	1,204,503	—	125,222
BMO Disciplined International Equity Fund	—	1,951,667	—	1,799,491	—	—
BMO Pyrford International Stock Fund	4,265,286	216,238	841,772	3,393,252	96,570	(45,111)
BMO LGM Emerging Markets Equity Fund	3,249,594	113,346	505,907	2,732,114	32,598	(55,711)
BMO Alternative Strategies Fund	—	4,831,474	232,611	4,430,637	3,715	35,680
BMO TCH Core Plus Bond Fund	14,372,788	1,331,602	5,135,824	10,275,997	201,179	(194,999)
BMO Monegy High Yield Bond Fund	887,984	33,561	92,907	779,735	22,718	(9,257)
BMO Prime Money Market Fund	965,999	10,955,623	10,793,587	1,128,035	603	—
BMO LGM Frontier Markets Equity Fund	645,853	10,059	—	604,706	10,059	—

Totals	$41,034,307	$21,681,472	$20,612,110	$38,738,855	$459,234	$1,097,001

47

Notes to Financial Statements (continued)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2025 Fund
BMO Low Volatility Equity Fund	$883,175	$42,239	$95,448	$820,561	$6,088	$18,091
BMO Dividend Income Fund	503,822	27,829	136,671	366,720	4,901	11,868
BMO Large-Cap Value Fund	1,480,397	225,808	101,364	1,366,912	11,570	135,313
BMO Mid-Cap Value Fund	982,075	136,149	141,877	813,618	5,274	62,030
BMO Mid-Cap Growth Fund	914,450	206,857	78,008	774,901	—	105,318
BMO Small-Cap Growth Fund	718,213	152,659	140,787	563,438	—	6,239
BMO Disciplined International Equity Fund	—	788,844	—	733,161	—	—
BMO Pyrford International Stock Fund	1,482,521	75,624	187,231	1,280,773	34,174	(29,336)
BMO LGM Emerging Markets Equity Fund	1,188,403	88,218	203,675	1,017,630	13,320	(41,736)
BMO Alternative Strategies Fund	—	1,380,565	74,767	1,257,519	1,062	9,678
BMO TCH Core Plus Bond Fund	3,307,937	337,302	1,132,810	2,447,655	46,505	(49,745)
BMO Monegy High Yield Bond Fund	211,364	10,182	3,844	205,626	5,699	(449)
BMO Prime Money Market Fund	440,254	2,712,113	2,717,394	434,973	293	—
BMO LGM Frontier Markets Equity Fund	213,270	3,322	—	199,683	3,322	—

Totals	$12,325,881	$6,187,711	$5,013,876	$12,283,170	$132,208	$227,271

2030 Fund
BMO Low Volatility Equity Fund	$3,386,413	$113,984	$503,911	$2,963,517	$23,229	$95,811
BMO Dividend Income Fund	1,847,849	112,020	594,164	1,260,101	18,681	183,978
BMO Large-Cap Value Fund	5,635,981	840,045	645,167	4,947,840	43,683	500,673
BMO Mid-Cap Value Fund	3,671,221	469,690	659,763	2,890,073	19,256	264,084
BMO Mid-Cap Growth Fund	3,347,520	840,415	298,289	2,889,137	—	403,965
BMO Small-Cap Growth Fund	2,585,923	859,468	500,822	2,265,925	—	131,742
BMO Disciplined International Equity Fund	—	2,572,653	—	2,381,725	—	—
BMO Pyrford International Stock Fund	5,316,729	386,821	803,664	4,574,347	125,334	(80,649)
BMO LGM Emerging Markets Equity Fund	4,346,997	335,929	904,215	3,582,552	48,285	(152,855)
BMO Alternative Strategies Fund	—	4,054,161	191,832	3,721,265	3,117	30,162
BMO TCH Core Plus Bond Fund	8,126,493	622,271	3,067,928	5,530,765	109,923	(104,665)
BMO Monegy High Yield Bond Fund	513,438	12,405	131,380	370,540	11,739	(11,015)
BMO Prime Money Market Fund	1,040,488	10,471,890	10,469,700	1,042,678	630	—
BMO LGM Frontier Markets Equity Fund	1,011,963	15,762	—	947,491	15,761	—

Totals	$40,831,015	$21,707,514	$18,770,835	$39,367,956	$419,638	$1,261,231

2035 Fund
BMO Low Volatility Equity Fund	$1,068,005	$68,247	$129,471	$995,423	$7,442	$24,576
BMO Dividend Income Fund	608,260	39,534	195,198	418,998	5,616	7,855
BMO Large-Cap Value Fund	1,814,616	258,088	165,647	1,624,023	13,794	166,047
BMO Mid-Cap Value Fund	1,168,573	187,617	159,579	997,986	6,384	83,759
BMO Mid-Cap Growth Fund	1,108,128	293,541	108,682	965,324	—	133,629
BMO Small-Cap Growth Fund	828,294	271,581	133,171	748,507	—	29,242
BMO Disciplined International Equity Fund	—	911,590	8,025	841,010	—	49
BMO Pyrford International Stock Fund	1,729,373	123,537	198,460	1,548,792	39,899	(25,041)
BMO LGM Emerging Markets Equity Fund	1,399,299	156,694	283,916	1,204,889	15,890	(44,314)
BMO Alternative Strategies Fund	—	912,300	10,787	870,104	693	8,208
BMO TCH Core Plus Bond Fund	1,357,800	103,407	488,716	947,902	18,198	(16,238)
BMO Monegy High Yield Bond Fund	91,929	4,134	3,569	87,363	2,428	(351)
BMO Prime Money Market Fund	443,036	3,225,192	3,241,832	426,396	294	—
BMO LGM Frontier Markets Equity Fund	266,658	4,154	—	249,669	4,153	—

Totals	$11,883,971	$6,559,616	$5,127,053	$11,926,386	$114,791	$367,421

48

BMO Funds

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2040 Fund
BMO Low Volatility Equity Fund	$2,533,109	$169,167	$353,002	$2,316,456	$17,694	$67,010
BMO Dividend Income Fund	1,385,086	64,754	576,140	819,013	12,047	167,947
BMO Large-Cap Value Fund	4,304,237	543,779	553,656	3,643,168	31,837	384,732
BMO Mid-Cap Value Fund	2,712,893	363,098	560,991	2,090,235	13,873	199,179
BMO Mid-Cap Growth Fund	2,553,941	645,487	381,913	2,096,129	—	300,499
BMO Small-Cap Growth Fund	1,900,739	462,777	249,612	1,626,316	—	94,980
BMO Disciplined International Equity Fund	—	2,071,571	7,682	1,910,030	—	8
BMO Pyrford International Stock Fund	3,862,162	288,751	501,820	3,404,005	92,231	(56,111)
BMO LGM Emerging Markets Equity Fund	3,238,017	239,599	703,094	2,612,544	36,869	(142,470)
BMO Alternative Strategies Fund	—	1,658,539	151,220	1,449,682	1,276	9,779
BMO TCH Core Plus Bond Fund	1,525,740	166,626	923,057	748,710	17,006	(22,707)
BMO Monegy High Yield Bond Fund	129,433	3,481	1,908	123,723	3,451	(124)
BMO Prime Money Market Fund	669,469	6,491,976	6,609,714	551,731	410	—
BMO LGM Frontier Markets Equity Fund	798,461	12,436	—	747,591	12,436	—

Totals	$25,613,287	$13,182,041	$11,573,809	$24,139,333	$239,130	$1,002,722

2045 Fund
BMO Low Volatility Equity Fund	$600,150	$52,952	$60,846	$583,819	$4,251	$13,030
BMO Dividend Income Fund	329,663	26,170	134,447	207,200	2,979	3,165
BMO Large-Cap Value Fund	1,023,726	175,647	122,656	916,440	7,608	91,763
BMO Mid-Cap Value Fund	647,725	98,285	112,216	528,833	3,388	45,821
BMO Mid-Cap Growth Fund	613,255	186,485	90,795	530,365	—	68,295
BMO Small-Cap Growth Fund	452,711	143,060	56,925	417,530	—	19,858
BMO Disciplined International Equity Fund	—	403,373	—	369,602	—	—
BMO Pyrford International Stock Fund	932,013	117,073	82,176	906,910	22,343	(10,536)
BMO LGM Emerging Markets Equity Fund	768,577	103,279	114,006	719,605	8,875	(17,823)
BMO Alternative Strategies Fund	—	392,317	15,259	363,455	301	3,088
BMO TCH Core Plus Bond Fund	362,869	12,036	180,130	189,916	4,136	(4,876)
BMO Monegy High Yield Bond Fund	31,155	847	—	30,223	842	—
BMO Prime Money Market Fund	303,712	2,115,182	2,191,190	227,704	166	—
BMO LGM Frontier Markets Equity Fund	148,983	29,354	—	165,242	2,564	—

Totals	$6,214,539	$3,856,060	$3,160,646	$6,156,844	$57,453	$211,785

2050 Fund
BMO Low Volatility Equity Fund	$1,572,621	$135,904	$180,378	$1,506,631	$11,258	$39,214
BMO Dividend Income Fund	871,870	48,046	357,541	527,719	7,737	78,404
BMO Large-Cap Value Fund	2,701,317	401,693	328,296	2,358,651	20,155	234,263
BMO Mid-Cap Value Fund	1,708,869	240,169	322,155	1,357,618	8,899	124,389
BMO Mid-Cap Growth Fund	1,614,662	456,155	236,823	1,370,032	—	178,426
BMO Small-Cap Growth Fund	1,195,538	332,266	157,010	1,057,314	—	59,411
BMO Disciplined International Equity Fund	—	1,039,253	—	949,831	—	—
BMO Pyrford International Stock Fund	2,456,216	222,677	203,320	2,318,777	58,782	(27,371)
BMO LGM Emerging Markets Equity Fund	2,013,302	311,199	420,697	1,802,776	23,597	(79,172)
BMO Alternative Strategies Fund	—	1,049,527	19,853	993,536	807	9,281
BMO TCH Core Plus Bond Fund	923,822	123,535	469,722	562,448	11,463	(14,649)
BMO Monegy High Yield Bond Fund	81,506	2,193	4,931	74,122	2,157	(685)
BMO Prime Money Market Fund	636,169	5,016,810	5,187,126	465,853	290	—
BMO LGM Frontier Markets Equity Fund	469,178	7,307	—	439,287	7,308	—

Totals	$16,245,070	$9,386,734	$7,887,852	$15,784,595	$152,453	$601,511

49

Notes to Financial Statements (continued)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2055 Fund
BMO Low Volatility Equity Fund	$176,097	$64,750	$22,730	$216,164	$1,338	$4,911
BMO Dividend Income Fund	96,842	24,031	40,357	75,551	970	1,568
BMO Large-Cap Value Fund	300,194	147,855	57,109	338,889	2,329	29,698
BMO Mid-Cap Value Fund	181,234	80,788	33,169	194,578	1,123	15,004
BMO Mid-Cap Growth Fund	188,404	107,029	43,855	193,975	—	21,766
BMO Small-Cap Growth Fund	133,359	76,033	15,671	155,089	—	7,653
BMO Disciplined International Equity Fund	—	156,854	4,912	140,503	—	53
BMO Pyrford International Stock Fund	273,743	113,561	32,882	335,365	7,410	(3,639)
BMO LGM Emerging Markets Equity Fund	225,398	84,920	30,630	268,300	2,972	(4,175)
BMO Alternative Strategies Fund	—	139,959	—	135,428	102	1,214
BMO TCH Core Plus Bond Fund	78,215	20,081	31,982	64,999	1,126	(1,063)
BMO Monegy High Yield Bond Fund	9,193	2,321	324	10,640	272	(40)
BMO Prime Money Market Fund	117,595	1,817,931	1,820,178	115,348	67	—
BMO LGM Frontier Markets Equity Fund	39,414	16,570	—	51,356	854	—

Totals	$1,819,688	$2,852,683	$2,133,799	$2,296,185	$18,563	$72,950

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,084,588	$36,419	$96,368	$1,012,690	$7,365	$30,562
BMO Dividend Income Fund	1,082,398	64,830	197,135	880,379	10,978	68,944
BMO Large-Cap Value Fund	1,713,288	185,456	94,490	1,535,335	13,180	173,281
BMO Large-Cap Growth Fund	1,846,140	235,617	264,608	1,574,618	5,735	248,368
BMO Mid-Cap Value Fund	1,406,668	122,580	232,726	1,075,448	7,197	116,965
BMO Mid-Cap Growth Fund	1,235,616	304,338	123,042	1,041,336	—	142,535
BMO Small-Cap Value Fund	309,478	12,165	7,278	277,584	—	11,415
BMO Small-Cap Growth Fund	1,363,464	257,792	204,465	1,096,835	—	68,065
BMO Disciplined International Equity Fund	—	1,773,640	—	1,609,609	—	—
BMO Pyrford International Stock Fund	1,963,073	41,470	188,169	1,712,066	41,470	(9,349)
BMO LGM Emerging Markets Equity Fund	1,466,423	95,460	200,356	1,301,746	16,014	(31,064)
BMO Alternative Strategies Fund	7,189,800	4,629,764	71,829	11,257,069	9,025	105,361
BMO TCH Core Plus Bond Fund	50,478,391	1,368,702	6,272,156	44,382,496	799,490	(373,845)
BMO Monegy High Yield Bond Fund	3,980,152	118,277	108,771	3,767,973	105,147	(7,590)
BMO Prime Money Market Fund	1,647,374	8,030,285	7,523,365	2,154,294	1,244	—

Totals	$76,766,853	$17,276,795	$15,584,758	$74,679,478	$1,016,845	$543,648

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$2,250,337	$109,219	$342,022	$1,996,157	$15,569	$54,997
BMO Dividend Income Fund	2,254,699	238,835	627,269	1,731,218	23,151	104,721
BMO Large-Cap Value Fund	3,531,882	600,285	420,048	3,164,318	28,139	304,223
BMO Large-Cap Growth Fund	3,851,869	694,324	906,531	3,153,569	11,790	487,593
BMO Mid-Cap Value Fund	2,932,626	445,241	639,322	2,296,957	14,759	214,276
BMO Mid-Cap Growth Fund	2,565,572	741,217	283,931	2,269,040	—	326,581
BMO Small-Cap Value Fund	617,194	58,808	51,714	553,531	—	21,786
BMO Small-Cap Growth Fund	2,802,097	742,659	604,593	2,279,346	—	92,983
BMO Disciplined International Equity Fund	—	3,906,754	187,548	3,379,934	—	(7,039)
BMO Pyrford International Stock Fund	4,107,820	122,135	527,952	3,484,772	87,547	(38,736)
BMO LGM Emerging Markets Equity Fund	3,025,977	188,171	470,963	2,617,768	32,663	(76,295)
BMO Alternative Strategies Fund	5,522,600	6,475,637	827,810	10,688,936	9,177	76,541
BMO TCH Core Plus Bond Fund	38,047,573	1,299,621	8,556,033	29,900,936	577,513	(507,152)
BMO Monegy High Yield Bond Fund	2,971,865	121,809	172,241	2,751,075	79,227	(21,336)
BMO Prime Money Market Fund	1,792,804	10,707,215	10,203,920	2,296,099	1,320	—

Totals	$76,274,915	$26,451,930	$24,821,897	$72,563,656	$880,855	$1,033,143

50

BMO Funds

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
Balanced Allocation Fund
BMO Low Volatility Equity Fund	$11,684,285	$391,922	$1,442,802	$10,521,718	$79,720	$387,717
BMO Dividend Income Fund	11,665,936	694,530	2,433,594	9,189,551	119,748	790,004
BMO Large-Cap Value Fund	18,330,481	2,339,753	1,294,216	16,484,705	142,638	1,801,855
BMO Large-Cap Growth Fund	19,852,259	2,505,802	3,282,782	16,509,750	60,984	2,664,690
BMO Mid-Cap Value Fund	14,988,454	1,315,013	2,397,890	11,537,165	77,215	1,196,868
BMO Mid-Cap Growth Fund	13,252,263	2,354,585	46,995	11,500,154	—	1,876,234
BMO Small-Cap Value Fund	3,373,049	131,302	113,605	2,996,100	—	121,996
BMO Small-Cap Growth Fund	14,679,978	2,254,658	1,726,200	11,700,257	—	761,011
BMO Disciplined International Equity Fund	—	19,744,815	—	18,029,103	—	—
BMO Pyrford International Stock Fund	21,005,631	446,133	2,300,422	18,023,500	446,132	(162,440)
BMO LGM Emerging Markets Equity Fund	15,679,321	362,938	1,775,971	13,647,034	163,602	(246,239)
BMO Alternative Strategies Fund	17,714,000	19,602,627	—	35,822,916	28,538	341,386
BMO TCH Core Plus Bond Fund	73,392,349	1,724,842	15,527,629	58,009,601	1,090,563	(581,345)
BMO Monegy High Yield Bond Fund	5,905,033	202,792	351,391	5,419,257	156,502	(44,292)
BMO Prime Money Market Fund	6,132,819	38,637,431	35,335,629	9,434,621	5,034	—

Totals	$247,655,858	$92,709,143	$68,029,126	$248,825,432	$2,370,676	$8,907,445

Growth Allocation Fund
BMO Low Volatility Equity Fund	$4,629,963	$152,410	$693,726	$4,039,629	$31,238	$105,372
BMO Dividend Income Fund	4,593,963	398,377	1,254,503	3,452,136	47,008	168,393
BMO Large-Cap Value Fund	7,243,404	778,145	538,376	6,358,543	56,327	688,641
BMO Large-Cap Growth Fund	7,965,505	975,976	1,647,168	6,303,498	23,753	1,003,397
BMO Mid-Cap Value Fund	5,932,435	556,914	1,083,379	4,490,626	29,916	442,447
BMO Mid-Cap Growth Fund	5,191,593	1,056,786	286,118	4,402,086	—	682,330
BMO Small-Cap Value Fund	1,324,247	58,261	106,539	1,130,919	—	43,790
BMO Small-Cap Growth Fund	5,707,117	1,036,438	858,818	4,514,656	—	210,027
BMO Disciplined International Equity Fund	—	7,774,498	321,893	6,762,868	—	(14,718)
BMO Pyrford International Stock Fund	8,305,854	267,695	1,228,110	6,895,228	176,396	(119,317)
BMO LGM Emerging Markets Equity Fund	6,101,023	441,322	1,204,060	5,054,663	66,669	(231,119)
BMO Alternative Strategies Fund	3,751,200	6,654,619	670,528	9,326,980	7,969	65,859
BMO TCH Core Plus Bond Fund	6,305,288	119,952	3,130,018	3,209,152	71,384	(39,549)
BMO Monegy High Yield Bond Fund	496,931	19,790	35,409	452,793	13,258	(4,544)
BMO Prime Money Market Fund	1,633,049	12,693,923	11,528,492	2,798,480	1,355	—

Totals	$69,181,572	$32,985,106	$24,587,137	$69,192,257	$525,273	$3,001,009

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$8,820,381	$371,839	$1,487,979	$7,601,673	$59,495	$203,001
BMO Dividend Income Fund	8,805,913	512,786	2,238,738	6,531,088	88,126	259,379
BMO Large-Cap Value Fund	13,852,851	1,585,853	1,324,557	11,967,321	107,865	1,261,044
BMO Large-Cap Growth Fund	15,008,427	1,861,357	2,999,157	11,977,414	45,300	1,909,938
BMO Mid-Cap Value Fund	11,340,533	1,078,018	2,136,032	8,536,038	56,989	906,291
BMO Mid-Cap Growth Fund	10,000,148	2,047,271	670,705	8,400,519	—	1,346,119
BMO Small-Cap Value Fund	2,518,151	156,159	210,808	2,184,441	—	79,719
BMO Small-Cap Growth Fund	11,092,490	1,959,849	2,016,978	8,466,169	—	724,643
BMO Disciplined International Equity Fund	—	14,805,554	489,750	13,029,220	—	(3,883)
BMO Pyrford International Stock Fund	15,874,998	336,382	2,244,264	13,118,377	336,382	(199,047)
BMO LGM Emerging Markets Equity Fund	11,850,613	396,179	1,800,429	9,894,993	126,950	(362,667)
BMO Prime Money Market Fund	2,652,702	13,611,692	10,453,112	5,811,282	2,250	—

Totals	$111,817,207	$38,722,939	$28,072,509	$107,518,535	$823,357	$6,124,537

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 29, 2016.

51

Notes to Financial Statements (continued)

Funds utilizing the Interfund lending program, borrowing solely from the BMO Prime Money Market Fund during the period ended February 29, 2016, were as follows:

	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Fund
In-Retirement Fund	$3,436	0.699%
2015 Fund	3,432	0.759
2020 Fund	5,665	0.802
2030 Fund	909	0.845
2040 Fund	6,100	0.845
2045 Fund	182	0.691
2050 Fund	2,098	0.700
2055 Fund	658	0.691
Balanced Allocation	42,644	0.845

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

6.	Line of Credit

Through January 14, 2016, the Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and included a commitment fee of 0.15% per annum on the daily unused portion and an administrative fee of 0.025% per annum on the entire LOC. Effective January 15, 2016, the Corporation, on behalf of the respective Funds, entered into $25 million unsecured, committed revolving LOC agreement with UMB Bank, n.a. Borrowings are charged interest at a rate of LIBOR plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 29, 2016. The Funds did not utilize either LOC during the period ended February 29, 2016.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 29, 2016 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$5,570,056	$8,036,328	$—	$—
2015 Fund	1,430,829	2,146,551	—	—
2020 Fund	18,040,135	20,271,216	—	—
2025 Fund	6,243,874	5,348,129	—	—
2030 Fund	18,712,779	18,296,085	—	—
2035 Fund	5,928,700	4,621,413	—	—
2040 Fund	12,286,089	10,930,944	—	—
2045 Fund	3,325,508	2,038,084	—	—
2050 Fund	8,120,830	5,667,426	—	—
2055 Fund	2,242,354	702,011	—	—
Conservative Allocation Fund	18,487,536	21,531,734	—	—
Moderate Allocation Fund	27,322,602	33,829,484	—	—
Balanced Allocation Fund	73,461,526	76,982,888	—	—
Growth Allocation Fund	26,337,504	29,094,570	—	—
Aggressive Allocation Fund	32,490,529	41,144,857	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of wash sales.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

52

BMO Funds

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2016. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
In-Retirement Fund	$18,807,160	$2,131,477	$(794,764)	$1,336,713
2015 Fund	4,531,124	4,357	(388,440)	(384,083)
2020 Fund	77,155,004	12,438,624	(3,648,109)	8,790,515
2025 Fund	31,586,213	3,423	(3,613,626)	(3,610,203)
2030 Fund	82,096,674	13,529,227	(5,182,833)	8,346,394
2035 Fund	31,642,724	11,680	(3,959,196)	(3,947,516)
2040 Fund	51,179,907	9,880,574	(3,108,577)	6,771,997
2045 Fund	16,819,275	8,082	(2,194,803)	(2,186,721)
2050 Fund	35,581,384	5,117,450	(2,912,791)	2,204,659
2055 Fund	6,165,792	10,078	(738,024)	(727,946)
Conservative Allocation Fund	135,276,821	8,125,706	(6,069,450)	2,056,256
Moderate Allocation Fund	132,597,784	13,055,339	(7,347,207)	5,708,132
Balanced Allocation Fund	428,764,339	76,923,108	(24,971,531)	51,951,577
Growth Allocation Fund	122,361,087	24,889,889	(9,464,804)	15,425,085
Aggressive Allocation Fund	178,325,636	50,798,840	(10,207,202)	40,591,638

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2015 and 2014 was as follows:

	2015		2014
Fund	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
In Retirement Fund	$920,536	$1,258,215	$468,073	$2,170
2015 Fund	38,413	428	—	43,462
2020 Fund	2,879,598	2,699,335	1,838,615	—
2025 Fund	142,313	1,794	—	—
2030 Fund	2,387,859	2,107,177	1,687,505	6,637
2035 Fund	69,366	2,463	—	—
2040 Fund	1,603,878	1,351,612	1,248,014	9,765
2045 Fund	25,677	2,093	—	—
2050 Fund	881,509	720,139	566,270	1,149
2055 Fund	17,467	1,351	—	—
Conservative Allocation Fund	2,754,573	1,211,440	—	—
Moderate Allocation Fund	2,924,437	834,575	—	—
Balanced Allocation Fund	11,258,227	3,026,489	—	—
Growth Allocation Fund	2,621,083	329,073	—	—
Aggressive Allocation Fund	3,503,157	468,344	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

53

Notes to Financial Statements (continued)

As of August 31, 2015, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
In Retirement Fund	$343,633	$1,370,028	$—	$2,682,959
2015 Fund	68,961	45,055	—	(209,042)
2020 Fund	1,322,956	5,022,689	—	15,712,973
2025 Fund	234,683	248,669	(10,256)	(1,339,009)
2030 Fund	917,471	3,990,966	—	17,018,515
2035 Fund	197,368	80,199	—	(1,253,065)
2040 Fund	475,422	3,627,185	—	12,982,248
2045 Fund	75,536	41,095	(7,854)	(640,206)
2050 Fund	201,986	1,380,197	(2,212)	6,252,274
2055 Fund	15,451	28,367	(1,779)	(214,412)
Conservative Allocation Fund	2,144,698	2,772,230	—	8,043,669
Moderate Allocation Fund	1,686,550	4,857,344	(16,266)	14,498,368
Balanced Allocation Fund	4,478,091	30,741,166	—	97,186,271
Growth Allocation Fund	976,458	8,459,185	—	30,536,730
Aggressive Allocation Fund	1,278,329	14,447,528	—	67,617,245

As of August 31, 2015, the 2025, 2045, 2050, 2055, and Moderate Allocation Funds had $10,256, $7,854, $2,212, $1,779, and $16,266, respectively, of post-October losses, which are deferred until fiscal year 2015 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Recently Issued Accounting Pronouncements and Money Market Reform

In May 2015, the FASB issued ASU No. 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These rule changes create new definitions for government money market funds and retail money market funds and require institutional money market funds to operate with a floating NAV. Retail and government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-government money market funds are required to adopt policies and procedures to allow for a fund’s Board of Directors to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC. The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.

10.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

54

NOTES

55

NOTES

56

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2016 BMO Financial Corp. (3/16)

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 29, 2016

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.5%

Alabama — 3.2%
Bessemer Governmental Utility Services Corp., 0.290%, 12/1/2030 (6) (8)	$5,085,000	$5,085,000
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	389,618
2.000%, 12/1/2018	385,000	392,761
Health Care Authority for Baptist Health, 0.550%, 11/1/2042 (8)	14,125,000	14,125,000

		19,992,379

Arizona — 1.7%
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,332,972
1.860%, 2/5/2020, Call 8/9/2019 (8)	750,000	769,148
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	328,926
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	103,913
Industrial Development Authority of the County of Pima:
4.000%, 7/1/2016	305,000	306,751
5.000%, 9/1/2017	250,000	266,690
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (8)	500,000	506,730
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	143,150
Scottsdale Industrial Development Authority, FSA, 0.550%, 9/1/2045, Call 3/1/2016 (8) (12)	4,275,000	4,275,000
Yuma County Elementary School District No. 1 Yuma, BAM, 3.000%, 7/1/2017	175,000	180,192

		10,213,472

Arkansas — 1.8%
Arkansas Development Finance Authority:
0.650%, 9/1/2044, Call 3/1/2016 (8)	6,000,000	6,000,000
1.110%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,006,630
3.000%, 2/1/2017	345,000	350,420
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	700,000	700,329
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	125,000	125,054
City of Little Rock, 1.250%, 4/1/2033, Call 4/1/2016	40,000	40,032
City of North Little Rock, 2.625%, 5/1/2016	350,000	350,609
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	200,000	206,030
3.000%, 9/1/2017	175,000	181,238

		10,960,342

California — 10.2%
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	525,835
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (8)	8,000,000	8,027,200
1.110%, 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,737,032
BB&T Municipal Trust, 0.710%, 11/15/2017 (6) (8)	1,764,189	1,765,777
California County Tobacco Securitization Agency:
4.000%, 6/1/2016	500,000	504,140
4.000%, 6/1/2017	615,000	637,054
California Health Facilities Financing Authority, NATL-RE, 0.490%, 7/1/2022, Call 3/1/2016 (8) (12)	1,100,000	1,054,237
California Housing Finance Agency, 0.850%, 8/1/2016	50,000	49,972
California Infrastructure & Economic Development Bank, 0.290%, 4/2/2018, Call 1/2/2018 (8)	550,000	545,446
California Municipal Finance Authority, 5.000%, 7/1/2016	100,000	101,231
California Pollution Control Financing Authority, 0.450%, 5/2/2016 (6) (8)	2,500,000	2,500,150
California Statewide Communities Development Authority:
3.500%, 11/1/2018	700,000	704,536
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,351,850
California Statewide Communities Development Authority, AGM, 2.000%, 10/1/2016	120,000	120,724

California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,010,250
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,329,363
Chabot-Las Positas Community College District, AMBAC:
8/1/2020, Call 8/1/2016	265,000	218,617
8/1/2026, Call 8/1/2016	175,000	106,823
City of Sacramento:
2.000%, 9/1/2016	150,000	150,924
2.000%, 9/1/2017	200,000	202,190
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	384,361
County of San Joaquin, 3.000%, 4/1/2017	150,000	153,664
Deutsche Bank Spears/Lifers Trust, 0.310%, 8/1/2047 (6) (8)	16,159,000	16,159,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2016	200,000	203,162
Hemet Unified School District, 0.660%, 10/3/2016 (8)	2,400,000	2,400,288
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	179,293
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	102,446
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	494,268
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,588,875
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 3/31/2016	40,000	40,506
Mendota Unified School District, 0.000%, 8/1/2018, Call 3/31/2016	1,275,000	1,183,799
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	298,821
Northern California Gas Authority No. 1:
1.010%, 7/1/2017 (8)	65,000	64,744
1.040%, 7/1/2019 (8)	7,500,000	7,335,150
Puttable Floating Option Tax-Exempt Receipts, 0.440%, 8/1/2030, Call 3/31/2016 (6) (8)	3,490,000	3,490,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.290%, 8/1/2037, Call 8/1/2017 (6) (8)	2,500,000	2,500,000
State of California, 1.128%, 12/3/2018, Call 6/1/2018 (8)	950,000	958,084
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	420,756
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2016 (8)	2,000,000	2,004,260

		62,604,828

Colorado — 1.6%
Auraria Higher Education Center:
6.000%, 5/1/2016	149,000	150,387
6.000%, 5/1/2017	159,000	168,669
City & County of Denver, AGC, 0.300%, 11/15/2025, Call 3/1/2016 (8) (12)	525,000	525,000
Colorado Educational & Cultural Facilities Authority:
3.000%, 6/1/2016	255,000	255,806
3.000%, 8/15/2016	150,000	151,964
3.000%, 8/15/2017	175,000	181,780
3.000%, 11/15/2017	190,000	197,043
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	317,068
4.000%, 2/1/2018	175,000	182,434
County of Montrose, 4.000%, 12/1/2017	385,000	401,978
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	205,992
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,781,294
E-470 Public Highway Authority, 1.190%, 8/31/2017, Call 3/1/2017 (8)	4,600,000	4,613,524
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	50,000	51,177
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	518,170
Rangely Hospital District, 5.000%, 11/1/2016	330,000	337,187

		10,039,473

Connecticut — 1.0%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,290,425
State of Connecticut, 0.270%, 1/1/2018, Call 3/1/2016 (8)	5,000,000	5,000,000

		6,290,425

Delaware — 0.0%
Delaware State Health Facilities Authority, 3.000%, 6/1/2016	200,000	200,962

District of Columbia — 1.4%
Deutsche Bank Spears/Lifers Trust, 0.260%, 6/1/2031, Call 6/1/2021 (6) (8)	8,185,000	8,185,000
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 3/31/2016	390,000	391,166

		8,576,166

Florida — 3.0%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	175,000	175,654
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,054,200
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	1,720,000	1,797,039
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,604,955
City of Port Orange, 2.000%, 10/1/2016	265,000	267,568
City of Port St. Lucie, 4.000%, 9/1/2016	100,000	101,781
City of Tampa, 3.000%, 9/1/2016	800,000	810,304
Columbia County School Board, 5.000%, 7/1/2018	880,000	957,158
County of Bay, 3.500%, 9/1/2016	95,000	94,908
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,073,890
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2016	100,000	100,362
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	246,732
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	100,273
Florida Municipal Power Agency, AMBAC:
0.480%, 10/1/2021 (8) (12)	325,000	304,912
0.502%, 10/1/2021, Call 3/3/2016 (8) (12)	250,000	234,548
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (8)	750,000	774,525
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	315,213
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	238,795
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	640,425
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	472,607
Southeast Overtown Park West Community Redevelopment Agency, 4.000%, 3/1/2016 (6)	2,000,000	2,000,000
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,633,608
4.000%, 7/1/2017	1,180,000	1,230,882
4.000%, 7/1/2019	620,000	668,025
Suncoast Community Development District, 2.000%, 5/1/2016	170,000	170,376
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	1,500,000	1,503,000

		18,571,740

Georgia — 9.3%
Appling County Development Authority:
0.180%, 9/1/2029, Call 3/1/2016 (8)	12,300,000	12,300,000
0.180%, 9/1/2041, Call 3/1/2016 (8)	10,500,000	10,500,000
Bartow County Development Authority, 2.375%, 8/10/2017 (8)	1,000,000	1,020,560
Burke County Development Authority:
0.180%, 7/1/2049, Call 3/1/2016 (8)	5,000,000	5,000,000
1.550%, 6/21/2016 (8)	265,000	265,498
1.750%, 6/1/2017 (8)	500,000	504,935
City of Atlanta:
1.791%, 11/1/2018, Call 5/1/2018 (8)	2,750,000	2,807,282
5.000%, 1/1/2017	4,160,000	4,313,338
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	130,000	134,296
Effingham County Industrial Development Authority, 0.180%, 2/1/2038, Call 3/1/2016 (8)	7,000,000	7,000,000
Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,467,359
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	325,000	299,273
Milledgeville & Baldwin County Development Authority, AMBAC, 0.910%, 10/1/2016 (8)	215,000	214,650
Monroe County Development Authority, 0.180%, 11/1/2048, Call 3/1/2016 (8)	11,300,000	11,300,000
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	114,815

		57,242,006

Guam — 0.1%
Territory of Guam, 3.000%, 11/15/2017	300,000	310,293

Idaho — 1.4%
Idaho Housing & Finance Association, 0.260%, 1/1/2038, Call 3/1/2016 (8)	8,800,000	8,800,000

Illinois — 5.9%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	182,466
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (8)	4,250,000	4,039,030
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	255,920
Chicago Housing Authority, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	436,269
City of Burbank, 3.450%, 12/1/2016	500,000	510,375
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	508,710
3.000%, 12/1/2017	1,040,000	1,076,608

City of Chicago, 4.000%, 1/1/2017	1,250,000	1,276,850
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	160,881
5.000%, 1/1/2019, Call 3/31/2016	250,000	250,878
City of Decatur, 3.000%, 3/1/2016	250,000	250,000
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,715,472
City of Springfield:
5.000%, 3/1/2016	300,000	300,000
5.000%, 3/1/2017	350,000	364,602
City of Waukegan, 3.000%, 12/30/2016	425,000	432,034
City of Waukegan, AGM, 2.000%, 12/30/2016	515,000	519,305
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	243,230
Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	207,677
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	3,350,000	3,354,690
2.700%, 5/15/2016	375,000	375,788
4.000%, 11/15/2017	200,000	210,156
4.700%, 2/1/2025, Call 2/1/2017	25,000	25,949
5.000%, 8/15/2016	280,000	284,936
5.000%, 12/15/2016, Call 3/31/2016	100,000	100,019
5.000%, 7/1/2017	140,000	145,999
5.000%, 11/15/2018	350,000	383,754
5.000%, 11/15/2019	605,000	679,760
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 8/1/2016	2,350,000	2,351,433
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2017	1,865,000	1,932,961
Lake County Forest Preserve District, 0.823%, 12/15/2020 (8)	450,000	448,785
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	123,714
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	226,903
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	132,290
Northeastern Illinois University, BAM:
3.000%, 7/1/2016	235,000	236,748
3.000%, 7/1/2017	120,000	123,318
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,150,000	1,233,525
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	202,518
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	21,053
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	295,306
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,211,309
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	147,223
State of Illinois:
4.000%, 4/1/2016	350,000	350,931
4.000%, 7/1/2016	100,000	101,008
5.000%, 4/1/2016	1,000,000	1,003,470
5.000%, 5/1/2017	500,000	521,065
5.000%, 1/1/2018	2,000,000	2,120,100
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	1,951,965
Village of Bensenville, CIFG, 5.000%, 4/1/2016	80,000	80,195
Village of Cary, RADIAN, 4.400%, 3/1/2016	105,000	105,000
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	99,817
Village of Gilberts, BAM, 1.500%, 3/1/2017	300,000	300,501
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	878,275
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	335,156
Village of Plainfield:
2.000%, 12/15/2016	125,000	126,504
2.000%, 12/15/2017	130,000	132,826
Will & Kankakee Counties School District No 255, 4.000%, 6/1/2017	1,030,000	1,070,850
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	128,959

		36,285,066

Indiana — 4.2%
Center Grove Community School Corp.:
2.000%, 7/1/2016	475,000	476,748
2.000%, 1/1/2017	495,000	498,906
2.000%, 7/1/2017	500,000	505,645
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 3/31/2016	615,000	615,959

City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	206,824
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	965,064
County of Jasper, NATL-RE:
5.600%, 11/1/2016	200,000	206,126
5.600%, 11/1/2016	600,000	618,378
County of Lake:
2.000%, 7/15/2016	555,000	558,391
2.000%, 1/15/2017	285,000	287,576
Gary Community School Corp., SAW, 2.000%, 1/15/2017	520,000	527,098
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	972,864
Indiana Finance Authority:
0.480%, 6/1/2016 (8)	5,000,000	5,000,000
5.000%, 9/15/2016	500,000	510,770
5.000%, 3/1/2017	930,000	956,403
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (8)	100,000	102,535
5.250%, 3/1/2016	590,000	590,000
5.250%, 3/1/2016	370,000	370,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,053,300
La Porte Community School Corp.:
2.000%, 6/30/2016	960,000	964,070
2.000%, 12/30/2016	865,000	873,010
Tender Option Bond Trust Receipts/Certificates, 0.350%, 4/15/2018 (6) (8)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	423,940
3.000%, 1/15/2018	250,000	261,215

		26,044,822

Iowa — 0.6%
City of Randall, 1.250%, 8/1/2016, Call 3/31/2016	3,000,000	3,001,980
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018 (9)	405,000	404,891

		3,406,871

Kansas — 0.5%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	769,637
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,066,450
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	942,795

		2,778,882

Kentucky — 0.8%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	279,950
County of Harrison, 1.500%, 5/1/2017, Call 11/1/2016	3,000,000	3,002,730
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	456,055
Louisville/Jefferson County Metropolitan Government, 4.000%, 11/15/2017	1,000,000	1,058,110

		4,796,845

Louisiana — 2.6%
City of Bossier City, 2.000%, 10/1/2016	135,000	136,230
City of New Orleans, 4.000%, 6/1/2016	300,000	302,679
East Baton Rouge Sewerage Commission, 0.798%, 8/1/2018, Call 2/1/2018 (8)	6,230,000	6,258,720
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	1,075,000	1,079,709
Louisiana Public Facilities Authority, 0.260%, 7/1/2021, Call 3/3/2016 (8)	1,665,000	1,665,000
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2017, Call 6/1/2016	200,000	202,274
Parish of St. James, 0.430%, 11/1/2040, Call 3/1/2016 (8)	4,000,000	4,000,000
State of Louisiana, 0.768%, 5/1/2018, Call 11/1/2017 (8)	2,500,000	2,491,800

		16,136,412

Maryland — 0.0%
Maryland Community Development Administration:
4.100%, 9/1/2016	60,000	61,069
4.300%, 9/1/2017, Call 3/1/2017	75,000	77,678

		138,747

Massachusetts — 0.3%
Commonwealth of Massachusetts, 0.873%, 11/1/2018, Call 11/1/2017 (8)	750,000	753,533
Massachusetts Bay Transportation Authority, 6.200%, 3/1/2016	35,000	35,000
Massachusetts Development Finance Agency, 0.490%, 1/29/2020, Call 8/1/2019 (8)	500,000	496,615
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.562%, 7/1/2018, Call 3/1/2016 (8) (12)	300,000	289,056

		1,574,204

Michigan — 3.5%
Bay De Noc Community College District, XLCA, 4.000%, 5/1/2016	315,000	316,922
Brownfield Redevelopment Authorities, NATL-RE, 4.000%, 11/1/2017, Call 11/1/2016	100,000	102,415
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2016	1,670,000	1,681,957
Chippewa Hills School District, Q-SBLF:
4.000%, 5/1/2016	685,000	688,836
4.000%, 5/1/2017	735,000	762,298
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	268,681
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	109,491
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 3/31/2016	300,000	300,537
City of Wyandotte, AGC, 4.000%, 10/1/2016	215,000	219,539
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 3/31/2016	100,000	100,321
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	625,000	628,469
4.000%, 5/1/2016	1,490,000	1,498,269
4.000%, 5/1/2017	985,000	1,020,765
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2016	310,000	312,709
3.000%, 7/1/2017	320,000	330,010
4.000%, 7/1/2016	180,000	182,162
4.000%, 7/1/2017	255,000	266,342
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	76,099
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	208,212
Michigan Finance Authority:
4.000%, 6/1/2017	100,000	103,712
5.000%, 7/1/2016	1,000,000	1,012,940
5.000%, 7/1/2016	2,000,000	2,029,160
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	32,166
Michigan State Building Authority, AGC FGIC:
10/15/2018, Call 10/15/2016	30,000	27,360
10/15/2018, Call 10/15/2016	135,000	123,069
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,713,719
Newaygo County Regional Educational Service Agency, 2.000%, 5/1/2016	75,000	75,143
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	262,020
Star International Academy:
3.150%, 3/1/2016	130,000	130,000
3.400%, 3/1/2017	375,000	378,551
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,248,772
4.000%, 5/1/2020, Call 3/31/2016	785,000	787,033
4.000%, 5/1/2021, Call 3/31/2016	600,000	601,050
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	921,034
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	268,423
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,108,940
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2016	110,000	110,653
4.000%, 5/1/2017	245,000	254,680
4.000%, 5/1/2018	215,000	229,470
4.000%, 5/1/2019	175,000	191,524
Zeeland Public Schools:
4.000%, 5/1/2016	300,000	301,704
4.000%, 5/1/2017	500,000	518,865

		21,504,022

Minnesota — 1.3%
City of Crosslake, 2.000%, 12/1/2016	335,000	336,853
City of Hayward, 2.750%, 11/1/2017, Call 5/1/2017	2,000,000	2,001,100
City of Norwood Young America, 1.500%, 8/1/2016, Call 3/31/2016	2,000,000	1,997,340
City of Winona, 2.300%, 7/1/2016	500,000	501,100
St. Cloud Independent School District No. 742, 1.250%, 2/1/2017	170,000	171,018
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 6/1/2016	3,000,000	3,000,660

		8,008,071

Mississippi — 2.4%
City of D’Iberville, 2.000%, 4/1/2016	265,000	265,156
Mississippi Business Finance Corp.:
0.400%, 5/1/2037, Call 5/1/2016 (8)	6,000,000	5,999,820
0.950%, 12/1/2036, Call 3/1/2016 (8)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	325,131

		14,590,107

Missouri — 0.7%
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	360,000	365,943
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	185,000	188,245
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	411,124
Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	300,630
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	270,000	284,799
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.018%, 12/1/2022, Call 3/1/2016 (8) (12)	1,750,000	1,612,072
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	1,000,000	1,000,800

		4,163,613

Nebraska — 0.5%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,165,300

Nevada — 0.4%
State of Nevada:
5.000%, 6/1/2017	475,000	502,156
5.000%, 12/1/2017	550,000	592,630
County of Clark, 5.000%, 7/1/2017	1,260,000	1,334,592

		2,429,378

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	761,470

New Jersey — 8.6%
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	1,500,000	1,519,470
City of Margate City, 5.000%, 2/1/2018	200,000	215,740
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,676,041
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/1/2016 (8)	6,765,000	6,765,000
0.320%, 11/1/2040, Call 3/1/2016 (8)	5,875,000	5,875,000
0.320%, 11/1/2040, Call 3/1/2016 (8)	4,800,000	4,800,000
0.740%, 2/1/2017, Call 8/1/2016 (8)	3,225,000	3,189,912
1.810%, 2/1/2018, Call 8/1/2017 (8)	500,000	497,495
2.198%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,753,850
5.000%, 6/15/2017	250,000	259,545
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	128,624
New Jersey Health Care Facilities Financing Authority:
0.300%, 7/1/2028, Call 3/2/2016 (8)	400,000	400,000
0.320%, 7/1/2038, Call 3/1/2016 (8)	3,900,000	3,900,000
0.570%, 7/1/2018, Call 3/1/2016 (8)	100,000	100,000
3.250%, 7/1/2016	515,000	519,748
New Jersey Health Care Facilities Financing Authority, AGC, 0.400%, 7/1/2038, Call 7/1/2019 (6) (8)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	181,935
New Jersey State Turnpike Authority, 0.710%, 1/1/2017, Call 7/1/2016 (8)	5,000,000	4,998,550
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,784,900
5.000%, 12/15/2017	1,200,000	1,275,804
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	277,735
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	144,564
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,493,648
New Jersey Turnpike Authority, 0.690%, 1/1/2018, Call 7/1/2017 (8)	200,000	199,744
Newark Housing Authority, 4.000%, 12/1/2017	100,000	105,783

		53,065,990

New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority, 1.036%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,467,275

New York — 7.3%
Albany Capital Resource Corp.:
3.000%, 12/1/2016	175,000	177,784
3.000%, 12/1/2017	115,000	118,947
Albany Industrial Development Agency, 0.370%, 7/1/2032, Call 3/3/2016 (8)	1,340,000	1,340,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (8)	775,000	775,000
City of New York:
0.410%, 8/1/2026, Call 3/1/2016 (8) (12)	50,000	50,000
0.410%, 8/1/2027, Call 10/3/2016 (8)	1,070,000	1,067,154
5.000%, 8/1/2017	250,000	265,763
City of New York, AGC, 0.460%, 10/1/2021, Call 3/7/2016 (8) (12)	100,000	100,000
City of New York, AGM, 0.210%, 11/1/2026 (8)	5,000,000	5,000,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	309,591
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,611,488
4.000%, 9/1/2016	95,000	96,497
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	105,284
County of Rockland, 5.000%, 3/1/2016	350,000	350,000
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,039,540
Long Island Power Authority, 0.948%, 11/1/2018, Call 5/1/2018 (8)	1,600,000	1,605,136
Metropolitan Transportation Authority, AGM:
0.860%, 11/1/2022, Call 3/17/2016 (8) (12)	3,050,000	2,964,637
0.872%, 11/1/2022, Call 3/2/2016 (8) (12)	3,600,000	3,499,031
0.894%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,642,746
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC, 1.188%, 1/1/2030, Call 3/28/2016 (8) (12)	75,000	68,837
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 1.193%, 1/1/2030, Call 3/3/2016 (8) (12)	650,000	595,267
New York Local Government Assistance Corp., AGM, 5.250%, 4/1/2016	530,000	532,290
New York State Dormitory Authority:
5.000%, 3/15/2017	750,000	785,685
5.000%, 7/1/2017	960,000	1,014,451
New York State Energy Research & Development Authority, 0.467%, 4/1/2020, Call 3/23/2016 (8) (12)	145,000	140,338
New York State Energy Research & Development Authority, NATL-RE, 0.467%, 12/1/2020, Call 3/1/2016 (8) (12)	7,350,000	7,100,864
Oswego City School District, SAW, 1.000%, 4/21/2016	5,950,000	5,954,700
Rensselaer County Industrial Development Agency, 0.220%, 10/30/2035, Call 3/1/2016 (8)	480,000	480,000
State of New York, NATL-RE FGIC:
0.572%, 2/15/2022, Call 3/3/2016 (8) (12)	1,630,000	1,582,513
0.572%, 2/13/2032, Call 3/3/2016 (8) (12)	1,495,000	1,378,874
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	69,152
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	102,796

		44,924,365

North Carolina — 0.3%
North Carolina Medical Care Commission, 0.330%, 6/1/2029, Call 6/1/2020 (6) (8)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.036%, 12/1/2017, Call 6/1/2017 (8)	925,000	925,527

		1,925,527

North Dakota — 1.6%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2016	520,000	522,558
4.000%, 5/1/2017	545,000	560,680
4.000%, 5/1/2018	565,000	591,589
4.000%, 5/1/2019	590,000	625,217
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	1,650,000	1,651,006
City of Grand Forks, 5.000%, 12/15/2017	850,000	913,708
City of Williston, 5.000%, 5/1/2016	255,000	256,958
City of Williston, AGM, 2.650%, 11/1/2020, Call 3/31/2016	1,865,000	1,866,026
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	650,000	664,391
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2016	2,085,000	2,111,334

		9,763,467

Ohio — 3.6%
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	5,004,550
Lancaster Port Authority, 1.006%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,993,050
Middletown City School District, 2.000%, 7/8/2016	1,090,000	1,092,540
Painesville City Local School District, 0.000%, 12/1/2016	840,000	832,919
State of Ohio:
0.340%, 1/15/2045, Call 3/1/2016 (8)	5,500,000	5,500,000
0.340%, 1/15/2045, Call 3/1/2016 (8)	5,000,000	5,000,000

		22,423,059

Oregon — 0.4%
Oregon State Facilities Authority, 0.240%, 9/30/2016 (8)	2,150,000	2,150,989
Port of Morrow:
2.000%, 6/1/2016	200,000	200,716
2.000%, 6/1/2017	75,000	76,037
2.000%, 6/1/2017	200,000	202,766
2.000%, 6/1/2018	70,000	71,424

		2,701,932

Pennsylvania — 4.9%
Bethlehem Area School District, SAW, 0.728%, 1/1/2018, Call 7/1/2017 (8)	3,070,000	3,073,162
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.700%, 9/15/2016	180,000	180,202
1.500%, 9/15/2017	185,000	187,026
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,048,817
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	184,255
Lehigh County General Purpose Authority, 3.000%, 11/1/2016	455,000	462,498
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,029,100
Mount Pleasant Area School District, 0.000%, 5/15/2017	965,000	954,887
North Penn Water Authority, 0.786%, 11/1/2019, Call 5/1/2019 (8)	2,000,000	2,006,060
Pennsylvania Economic Development Financing Authority, 4.000%, 3/1/2016	500,000	500,000
Pennsylvania Higher Educational Facilities Authority, 1.200%, 11/1/2017 (8)	2,300,000	2,303,013
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	303,894
Pennsylvania Turnpike Commission:
0.460%, 12/1/2017, Call 6/1/2017 (8)	560,000	557,284
0.610%, 12/1/2017, Call 6/1/2017 (8)	100,000	99,770
0.690%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	5,978,700
0.890%, 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,782,144
1.160%, 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,228,449
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	631,596
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,315,212
Philadelphia Gas Works Co., AMBAC, 5.000%, 10/1/2016	345,000	353,618
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	253,853
Scranton School District, SAW, 1.290%, 4/2/2018, Call 10/2/2017 (8)	3,000,000	3,006,990
University Area Joint Authority, 0.410%, 11/1/2017, Call 5/1/2017 (8)	1,070,000	1,070,588
Wayne Highlands School District, BAM:
2.000%, 4/1/2016	360,000	360,475
3.000%, 4/1/2017	120,000	122,932

		29,994,525

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	101,102
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	267,146
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	385,000	368,588
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	40,000	38,282
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2016	500,000	499,510

		1,274,628

Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,050,440

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	517,278
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	150,000	155,866

		673,144

Texas — 8.8%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	2,000,000	2,001,920
City of Houston:
0.760%, 6/1/2017, Call 12/1/2016 (8)	300,000	299,946
4.000%, 9/1/2017	200,000	209,550
City of Irving, 2.000%, 8/15/2016	140,000	140,809

City of Lewisville, AGM:
2.000%, 9/1/2016	325,000	327,096
2.000%, 9/1/2017	335,000	340,156
4.000%, 9/1/2018	340,000	363,066
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	489,651
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	387,804
County of Jones, 4.000%, 9/1/2016	165,000	167,897
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,077,280
Denton Independent School District, PSF, 2.000%, 8/1/2016 (8)	250,000	251,683
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	201,004
2.000%, 9/1/2017	200,000	204,462
Fort Bend County Municipal Utility District No. 151, MAC:
2.000%, 9/1/2016	165,000	166,205
2.000%, 9/1/2017	180,000	182,529
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016	180,000	181,028
2.000%, 9/1/2017	340,000	344,675
Gainesville Hospital District, AMBAC, 4.000%, 8/15/2016	100,000	101,585
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (8)	700,000	704,557
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	342,482
Gulf Coast Industrial Development Authority, 0.630%, 11/1/2019, Call 3/1/2016 (8)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.410%, 6/1/2016 (8)	1,000,000	1,000,380
Harris County Municipal Utility District No. 165, BAM, 2.000%, 3/1/2016	125,000	125,000
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	101,959
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,164,340
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	202,026
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	241,307
6.000%, 1/1/2020, Call 1/1/2018	30,000	32,744
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	301,878
Northside Independent School District, PSF:
1.200%, 8/1/2017 (8)	90,000	90,542
2.125%, 8/1/2020, Call 8/1/2016 (8)	1,980,000	1,992,949
Panhandle-Plains Higher Education Authority, Inc., 1.412%, 10/1/2020, Call 3/1/2016 (8)	50,000	50,024
Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	2,200,000	2,200,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	6,250,000	6,250,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	2,800,000	2,800,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	10,000,000	10,000,000
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	380,321
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,560,956
4.000%, 9/1/2017	550,000	575,085
5.000%, 10/1/2017	1,025,000	1,096,217
5.250%, 8/15/2028, Call 8/15/2018	230,000	254,900
Tender Option Bond Trust Receipts/Certificates, 0.290%, 7/1/2021 (6) (8)	8,500,000	8,500,000
Texas Municipal Gas Acquisition & Supply Corp. II:
0.480%, 9/15/2017 (8)	100,000	99,293
1.043%, 9/15/2017 (8)	1,650,000	1,645,545
Travis County Water Control & Improvement District No. 17, BAM:
11/1/2016	390,000	387,972
11/1/2017	250,000	246,055
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	257,443

		54,392,321

Utah — 0.3%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,759,011

Vermont — 0.0%
City of Burlington, AGM, 5.000%, 7/1/2016	125,000	126,693

Virginia — 0.2%
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,304,898

Washington — 0.8%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	334,243
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,454,648
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	559,790
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6)	500,000	502,465
Washington Higher Education Facilities Authority, 5.000%, 10/1/2016	1,000,000	1,024,100

		4,875,246

West Virginia — 0.0%
Berkeley County Building Commission:
3.000%, 9/1/2016	140,000	141,873
3.000%, 9/1/2017	50,000	51,836

		193,709

Wisconsin — 1.8%
City of Edgerton, 1.750%, 6/1/2017, Call 6/1/2016	1,925,000	1,929,485
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	101,786
City of Weyauwega, 1.500%, 8/1/2016, Call 3/31/2016	2,840,000	2,840,170
County of Langlade:
2.000%, 10/1/2016	350,000	352,698
2.000%, 10/1/2017	365,000	369,665
2.000%, 10/1/2018	100,000	101,463
Raymond School District No. 14, 3.000%, 4/1/2016	75,000	75,170
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,697,622
Town of Somers:
4.000%, 8/1/2016	400,000	404,756
4.000%, 8/1/2017	435,000	451,304
Wisconsin Center District:
3.000%, 12/15/2016	615,000	622,774
3.000%, 12/15/2017	635,000	648,868
Wisconsin Health & Educational Facilities Authority:
2.250%, 5/1/2016	100,000	100,068
3.000%, 8/15/2016	320,000	323,098
3.000%, 8/15/2017	410,000	419,680
3.300%, 10/1/2016	50,000	50,816
5.000%, 9/1/2016	375,000	382,717
5.000%, 8/15/2021, Call 8/15/2018	150,000	165,254

		11,037,394

Total Municipals (identified cost $606,157,432)		606,539,520

Mutual Funds — 0.3%

New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 0.630%, 10/1/2017, Call 3/31/2016 (6) (8)	2,000,000	2,000,100

Total Mutual Funds (identified cost $2,000,000)		2,000,100

Short-Term Investments — 0.6%

Mutual Funds — 0.1%
BMO Tax-Free Money Market Fund - Premier Class, 0.130% (4)	456,185	456,185

Short-Term Municipals — 0.5%

Georgia — 0.0%
Private Colleges & Universities Authority, 3.000%, 10/1/2016	$150,000	151,888

Illinois — 0.0%
Village of Gilberts, BAM, 1.000%, 3/1/2016	180,000	180,000

New Jersey — 0.0%
New Jersey Educational Facilities Authority, 2.000%, 7/1/2016	200,000	201,026

New York — 0.3%
City of Glens Falls, 1.500%, 11/23/2016, Call 3/31/2016	2,000,000	2,010,660

Ohio — 0.1%
City of Garfield Heights, 1.500%, 6/22/2016	300,000	300,675

Wisconsin — 0.1%
City of Juneau, 2.000%, 3/1/2016 565,000	565,000

Total Short-Term Municipals	3,409,249

Total Short-Term Investments (identified cost $3,854,533)	3,865,434

Total Investments — 99.4% (identified cost $612,011,965)	612,405,054
Other Assets and Liabilities — 0.6%	3,441,603

Total Net Assets — 100.0%	$615,846,657

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2016, these securities amounted to:

Fund	Amount	% of Total Net Assets

Ultra Short Tax-Free Fund	$69,190,394	11.24%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2016.

(9) Purchased on a when-issued or delayed delivery basis.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 29, 2016

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 92.9%

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,104,570
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	102,563
County of Jefferson, AGM, 0.864%, 2/1/2042, Call 3/24/2016 (8)	259,832	214,033

		1,421,166

Alaska — 0.5%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	108,111
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	206,986
City of Valdez, 5.000%, 1/1/2021	500,000	565,615

		880,712

Arizona — 1.9%
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (8)	250,000	256,382
1.860%, 2/5/2020, Call 8/9/2019 (8)	250,000	256,383
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	136,911
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	535,685
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,364
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	185,000	188,768
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	96,685
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (15)	100,000	113,144
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	278,090
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	30,876
Scottsdale Industrial Development Authority, FSA, 0.550%, 9/1/2045, Call 3/1/2016 (8) (12)	575,000	575,000
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	548,820
Yuma Municipal Property Corp., 2.000%, 7/1/2016	655,000	658,576

		3,702,684

Arkansas — 0.5%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	230,000	230,108
City of Hot Springs, 5.000%, 12/1/2020	245,000	284,854
City of Little Rock, 1.800%, 4/1/2030, Call 4/1/2016	150,000	150,185
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	200,000	200,964
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	103,173

		969,284

California — 6.5%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	577,370
Bay Area Toll Authority, 1.110%, 4/1/2024, Call 10/1/2023 (8)	500,000	496,295
BB&T Municipal Trust, 0.810%, 11/15/2019 (6) (8)	500,000	501,905
California Health Facilities Financing Authority, NATL-RE:
0.015%, 7/15/2018, Call 3/31/2016 (8) (12)	100,000	97,181
0.490%, 7/1/2022, Call 3/1/2016 (8) (12)	500,000	479,198
California Housing Finance Agency, AGM GO, 0.988%, 2/1/2037, Call 3/3/2016 (8) (12)	10,000	9,443
California Housing Finance Agency, NATL-RE GO, 1.075%, 8/1/2038, Call 3/17/2016 (8) (12) (14)	5,000	4,697
California Pollution Control Financing Authority, 0.450%, 5/2/2016 (6) (8)	1,000,000	1,000,060
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	318,795
California State Public Works Board:
5.000%, 4/1/2020	320,000	371,994
5.000%, 11/1/2020, Call 11/1/2019	35,000	39,912
5.125%, 10/1/2022, Call 10/1/2019	245,000	279,038
California Statewide Communities Development Authority, 3.500%, 11/1/2018	100,000	100,648
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	205,354
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	505,125

California Statewide Communities Development Authority, NATL-RE, 1.110%, 4/1/2028 (8) (12)	75,000	68,302
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	785,963
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	255,887
City of Redding, NATL-RE, 0.480%, 7/1/2022 (8) (12)	150,000	140,316
County of San Joaquin, 4.000%, 4/1/2019	225,000	244,906
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	536,735
Golden Empire Schools Financing Authority, 0.210%, 5/1/2016 (8)	1,000,000	999,470
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 3/31/2016	50,000	50,671
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	529,625
Mendota Unified School District, 0.000%, 8/1/2018, Call 3/31/2016	350,000	324,964
Northern California Gas Authority No. 1:
1.010%, 7/1/2017 (8)	70,000	69,724
1.040%, 7/1/2019 (8)	1,040,000	1,017,141
Northern California Transmission Agency, NATL-RE:
0.977%, 5/1/2024, Call 3/1/2016 (8) (12)	200,000	200,000
0.977%, 5/1/2024, Call 3/3/2016 (8) (12)	50,000	50,000
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	470,016
State of California:
0.910%, 5/1/2018, Call 11/1/2017 (8)	180,000	180,590
0.998%, 12/1/2017, Call 6/1/2017 (8)	250,000	250,950
1.128%, 12/3/2018, Call 6/1/2018 (8)	610,000	615,191
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	212,638
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 4/1/2016 (8)	295,000	295,628
3.200%, 6/1/2020, Call 4/1/2016 (8)	245,000	245,439

		12,531,171

Colorado — 2.7%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	182,887
6.000%, 5/1/2019	178,000	198,539
City of Burlington, 3.000%, 11/1/2019	100,000	103,011
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	593,387
3.000%, 10/1/2017	380,000	391,746
3.000%, 11/15/2017	200,000	207,414
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (8)	400,000	405,196
4.000%, 12/1/2018	250,000	264,450
4.500%, 2/1/2019	250,000	268,172
5.000%, 6/1/2016	55,000	55,578
County of Montrose:
4.000%, 12/1/2018	175,000	186,035
4.000%, 12/1/2019	200,000	215,106
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 12/1/2016	275,000	283,258
5.000%, 12/1/2020, Call 12/1/2016	250,000	257,412
E-470 Public Highway Authority, 1.190%, 8/31/2017, Call 3/1/2017 (8)	550,000	551,617
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	55,000	56,091
5.000%, 9/1/2017, Call 9/1/2016	300,000	306,552
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	572,135
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	138,290

		5,236,876

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	158,756
State of Connecticut:
0.890%, 8/15/2018 (8)	250,000	250,530
0.930%, 5/15/2018 (8)	150,000	150,393
0.930%, 9/15/2019 (8)	115,000	114,839

		674,518

Delaware — 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	145,000	150,887

Florida — 7.3%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	571,095
5.000%, 4/1/2021	400,000	467,560
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	52,246
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	50,569
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	187,795
City of Margate, AGM, 4.375%, 7/1/2019, Call 3/31/2016	50,000	50,135
City of Miami Gardens, 3.000%, 7/1/2017	250,000	257,922
City of Port St. Lucie:
4.000%, 7/1/2016	425,000	430,104
5.000%, 7/1/2020	295,000	343,899
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	28,824
Columbia County School Board:
5.000%, 7/1/2019	920,000	1,028,900
5.000%, 7/1/2021	400,000	473,672
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	252,255
County of Broward, 5.000%, 10/1/2020	100,000	117,756
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	102,169
County of Jackson, 0.100%, 7/1/2022, Call 3/1/2016 (8)	3,330,000	3,330,000
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	52,774
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	352,389
Florida Department of Environmental Protection, AMBAC, 5.000%, 7/1/2017, Call 7/1/2016	105,000	107,650
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	295,000	300,906
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	85,000	89,063
Florida Municipal Power Agency, AMBAC, 0.480%, 10/1/2027, Call 3/2/2016 (8) (12)	575,000	515,993
Florida Municipal Power Agency, NATL-RE FGIC, 0.737%, 10/1/2027 (8) (12)	25,000	22,535
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	205,540
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,793
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	325,791
5.000%, 5/1/2019	225,000	252,261
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	109,103
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	358,638
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	50,898
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	70,000	72,168
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	318,786
Pinellas County Health Facilities Authority, NATL-RE, 0.593%, 11/15/2023, Call 3/1/2016 (8) (12)	200,000	187,128
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,130,230
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	272,380
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	71,881
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	521,560
5.000%, 7/1/2020	235,000	264,290
5.000%, 7/1/2020	300,000	340,593
Tampa Bay Water:
5.000%, 10/1/2017	15,000	16,030
5.000%, 10/1/2017	25,000	26,717
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	235,470

		13,992,468

Georgia — 6.0%
Appling County Development Authority, 0.180%, 9/1/2029, Call 3/1/2016 (8)	1,000,000	1,000,000
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	567,650
Burke County Development Authority, 0.180%, 5/1/2022, Call 3/1/2016 (8)	4,000,000	4,000,000
Burke County Development Authority, AGM, 0.750%, 1/1/2024, Call 3/10/2016 (8) (12)	410,000	396,399
City of Atlanta:
1.791%, 11/1/2018, Call 5/1/2018 (8)	250,000	255,207
6.000%, 11/1/2029, Call 11/1/2019	290,000	343,952
County of DeKalb, 5.000%, 10/1/2020	150,000	176,781
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	483,349
Effingham County Industrial Development Authority, 0.180%, 2/1/2038, Call 3/1/2016 (8)	500,000	500,000
Floyd County Development Authority, 0.180%, 9/1/2026, Call 3/1/2016 (8)	600,000	600,000
Fulton County Development Authority:
4.000%, 3/15/2016	50,000	50,064
5.000%, 3/15/2016	150,000	150,242

Gainesville & Hall County Hospital Authority, 0.960%, 2/18/2020, Call 8/22/2019 (8)	350,000	350,098
Heard County Development Authority, 0.110%, 9/1/2029, Call 3/1/2016 (8)	2,000,000	2,000,000
Heard County Development Authority, AGM, 0.750%, 1/1/2024, Call 3/10/2016 (8) (12)	25,000	23,188
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	165,000	165,266
5.250%, 9/15/2018	100,000	109,418
Monroe County Development Authority, AGM, 0.753%, 1/1/2020, Call 3/24/2016 (8) (12)	500,000	472,266

		11,643,880

Idaho — 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	171,480
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	84,428

		255,908

Illinois — 10.1%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	406,760
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (8)	1,000,000	950,360
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	222,248
5.000%, 1/1/2021, Call 1/1/2018	100,000	107,472
5.000%, 1/1/2022	100,000	118,845
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	115,385
City of Chicago:
5.000%, 1/1/2018	50,000	51,692
5.000%, 1/1/2021	840,000	942,640
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 3/31/2016	50,000	50,140
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	182,252
City of Springfield, 5.000%, 3/1/2016	350,000	350,000
City of Waukegan, 5.000%, 12/30/2020	250,000	287,430
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	521,645
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (15)	50,000	51,521
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	66,223
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
12/1/2018	170,000	154,350
12/1/2019	100,000	87,430
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	105,603
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,144,650
County of Cook, 5.000%, 11/15/2020, Call 11/15/2019	250,000	272,872
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	51,327
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	340,508
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	585,264
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	1,000,000	1,001,400
2.500%, 5/15/2018	150,000	150,477
4.000%, 10/1/2018	275,000	289,743
5.000%, 8/15/2016	195,000	198,065
5.000%, 7/1/2017	250,000	260,712
5.000%, 2/15/2018	40,000	43,050
5.000%, 11/15/2022	555,000	657,753
5.500%, 8/15/2018	100,000	110,812
Illinois Finance Authority, AGM:
1/1/2018	40,000	39,449
1/1/2018	55,000	53,810
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 3/31/2016	190,000	190,574
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	342,085
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,194,770
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	52,416
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	232,572
Lake County Forest Preserve District, 0.823%, 12/15/2020 (8)	300,000	299,190
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	194,788
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	97,270

Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	27,097
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	30,000	30,733
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	430,932
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	50,553
5.000%, 6/1/2018	40,000	43,337
Rock Island County Public Building Commission, 3.700%, 12/1/2018	210,000	215,246
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	259,937
State of Illinois:
3.875%, 9/1/2017	100,000	103,346
5.000%, 5/1/2017	250,000	260,532
5.000%, 1/1/2018	1,000,000	1,060,050
5.000%, 4/1/2020	100,000	111,027
State of Illinois, AGM, 4.500%, 9/1/2020, Call 3/31/2016	100,000	100,078
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	31,868
Town of Cicero, 5.000%, 1/1/2020	500,000	556,950
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	256,838
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	148,479
Village of Bensenville, CIFG, 5.000%, 4/1/2016	150,000	150,366
Village of Maywood, 4.000%, 1/1/2017	500,000	506,010
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	279,364
2.000%, 1/1/2018	205,000	208,253
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	457,492
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	209,949
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,193,150
Will County School District No. 159 Mokena, 2.000%, 12/1/2018 (9)	110,000	112,001
Will County School District No. 88A Richland, 1.100%, 1/1/2017	30,000	30,096
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	24,539

		19,433,776

Indiana — 2.4%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	511,727
City of Whiting, 1.850%, 10/1/2019 (8)	1,000,000	1,003,100
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	180,360
County of Lake, 2.000%, 7/15/2017	245,000	248,148
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	157,515
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	262,193
5.000%, 5/1/2020	100,000	115,245
5.000%, 8/15/2020	250,000	279,733
5.250%, 10/1/2022, Call 10/1/2021	150,000	180,702
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	115,902
Indianapolis Local Public Improvement Bond Bank, NATL, 5.000%, 7/1/2017	1,000,000	1,056,720
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	284,167
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 3/31/2016	255,000	255,683

		4,651,195

Iowa — 0.5%
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018 (9)	1,000,000	999,730

Kansas — 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	486,830
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	93,161
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	224,740

		804,731

Kentucky — 0.5%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	608,185
Kentucky Asset Liability Commission, NATL-RE, 0.813%, 11/1/2017 (8)	55,000	54,815
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	125,000	130,656
Kentucky State Property & Building Commission, 5.375%, 11/1/2023, Call 11/1/2018	25,000	27,872
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/1/2017	65,000	68,041
Magoffin County School District Finance Corp., AMBAC, 4.000%, 8/1/2018, Call 8/1/2016	125,000	126,768

		1,016,337

Louisiana — 2.4%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	463,476
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	70,000	70,307
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.998%, 8/1/2018, Call 2/1/2018 (8)	450,000	455,513
4.000%, 8/1/2016	180,000	182,606
Louisiana Public Facilities Authority, 0.010%, 12/1/2043, Call 3/1/2016 (8)	2,000,000	2,000,000
Louisiana Public Facilities Authority, AMBAC, 0.478%, 9/1/2027, Call 3/15/2016 (8) (12)	50,000	44,336
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2018	1,000,000	1,089,950
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	105,906
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	127,559

		4,539,653

Maine — 0.1%
City of Portland:
4.000%, 7/1/2019	130,000	139,108
4.000%, 7/1/2020	110,000	118,837

		257,945

Maryland — 0.2%
City of Baltimore, 0.497%, 7/1/2037, Call 3/2/2016 (8) (12)	25,000	21,724
City of Baltimore, NATL-RE, 0.560%, 7/1/2020 (8) (12)	50,000	47,947
Howard County Housing Commission, 1.260%, 7/1/2018, Call 1/1/2018 (8)	150,000	150,090
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	155,357
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	65,000	66,496

		441,614

Massachusetts — 1.0%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.495%, 12/1/2030, Call 3/3/2016 (8) (12)	100,000	91,244
Massachusetts Development Finance Agency:
0.950%, 7/1/2017, Call 1/1/2017 (8)	1,000,000	1,000,820
4.000%, 4/15/2020	500,000	539,115
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	100,581
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.562%, 7/1/2018, Call 3/1/2016 (8) (12)	100,000	96,352

		1,828,112

Michigan — 5.1%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	331,347
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	25,336
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	104,163
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	218,982
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	101,354
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	106,686
5.000%, 10/1/2018	200,000	217,792
5.000%, 10/1/2019	250,000	277,230
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	240,426
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 3/31/2016	40,000	40,095
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	685,970
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	25,230
Kalamazoo Hospital Finance Authority, 4.000%, 5/15/2016	55,000	55,371
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	173,646
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	271,029
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	734,382
Michigan State Building Authority, AGC FGIC:
10/15/2021, Call 10/15/2016	135,000	106,364
10/15/2021, Call 10/15/2016	115,000	90,261
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	206,222
5.000%, 11/15/2020, Call 11/15/2019	520,000	589,274
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	40,000	42,404
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	385,000	398,152
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	218,668
Orchard View Schools, AGM Q-SBLF, 3.000%, 5/1/2018	500,000	521,980
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6) (8)	2,000,000	2,000,000
Romulus Community Schools, AGM:
3.000%, 11/1/2016	110,000	111,247

4.000%, 11/1/2017	100,000	104,742
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	345,042
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/31/2016	270,000	270,473
Wayne County Airport Authority, 5.000%, 12/1/2022	200,000	239,068
Woodhaven-Brownstown School District, Q-SBLF, 4.000%, 5/1/2018	1,000,000	1,065,520

		9,918,456

Minnesota — 0.4%
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.015%, 11/15/2017, Call 3/1/2016 (8) (12)	100,000	98,570
City of Norwood Young America, 1.500%, 8/1/2016, Call 3/31/2016	500,000	499,335
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	160,000	164,998
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	53,715

		816,618

Mississippi — 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	191,142
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/1/2016 (8)	500,000	500,000
Mississippi Development Bank:
5.000%, 1/1/2018	1,000,000	1,077,570
5.000%, 8/1/2019	155,000	175,572
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	492,811
Mississippi Development Bank, AMBAC, 4.375%, 8/1/2021, Call 8/1/2016	50,000	50,270
State of Mississippi, 0.540%, 9/1/2017, Call 3/1/2017 (8)	295,000	295,000

		2,782,365

Missouri — 2.7%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	250,000	253,850
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	45,000	46,094
4.000%, 2/1/2018	255,000	267,852
5.000%, 2/1/2024, Call 2/1/2021	250,000	284,410
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.467%, 6/1/2020, Call 3/1/2016 (8) (12)	50,000	48,008
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,002,740
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	310,000	326,991
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.018%, 12/1/2022, Call 3/1/2016 (8) (12)	805,000	741,553
Southeast Missouri State University, 5.000%, 4/1/2019 (9)	1,000,000	1,119,220
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	600,000	600,480
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	464,886

		5,156,084

Nebraska — 0.2%
Central Plains Energy Project, 0.778%, 12/1/2017 (8)	310,000	307,024

Nevada — 1.2%
Clark County School District, 5.000%, 6/15/2018	1,000,000	1,095,550
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	108,374
5.000%, 6/15/2023, Call 6/15/2017	175,000	189,203
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 3/1/2016 (8)	1,000,000	1,000,000

		2,393,127

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	268,063

New Jersey — 2.4%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	672,613
New Jersey Economic Development Authority, 2.198%, 2/1/2018, Call 8/1/2017 (8)	250,000	250,550
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	22,075
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2016	15,000	15,224
5.125%, 7/1/2019, Call 7/1/2018	130,000	142,401
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	420,000	452,466
5.000%, 12/1/2017	370,000	394,723
5.000%, 6/1/2018	100,000	108,374
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 3/16/2016	200,000	200,230

New Jersey State Turnpike Authority, NATL-RE:
0.467%, 1/1/2030, Call 3/1/2016 (8) (12)	25,000	23,015
0.467%, 1/1/2030, Call 3/1/2016 (8) (12)	25,000	23,015
0.480%, 1/1/2030, Call 3/4/2016 (8) (12)	25,000	23,015
0.502%, 1/1/2030, Call 3/3/2016 (8) (12)	500,000	460,298
0.502%, 1/1/2030, Call 3/3/2016 (8) (12)	100,000	92,060
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (8)	475,000	454,565
4.000%, 12/15/2019	75,000	79,592
5.000%, 6/15/2019	150,000	162,930
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.250%, 12/15/2019	250,000	281,403
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	321,252
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	152,657
5.500%, 12/15/2020	10,000	11,495
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	31,514
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	91,361
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	204,218

		4,671,046

New Mexico — 1.7%
City of Farmington, 1.875%, 4/1/2020 (8)	1,000,000	1,019,050
County of Bernalillo, 5.750%, 10/1/2017	300,000	317,361
New Mexico Educational Assistance Foundation, 1.114%, 12/1/2020 (8)	110,000	110,001
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	35,000	36,351
New Mexico Municipal Energy Acquisition Authority, 1.036%, 8/1/2019, Call 2/1/2019 (8)	650,000	646,133
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,048,950

		3,177,846

New York — 7.7%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	102,825
City of New York, AGM, 0.210%, 11/1/2026 (8)	595,000	595,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,105,310
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	455,180
Long Island Power Authority, 0.948%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,003,210
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	157,354
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	154,592
Metropolitan Transportation Authority, AGM:
0.860%, 11/1/2022, Call 3/17/2016 (8) (12)	500,000	486,006
0.872%, 11/1/2022, Call 3/2/2016 (8) (12)	900,000	874,758
0.894%, 5/15/2018, Call 11/15/2017 (8)	250,000	249,610
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
1.188%, 1/1/2030, Call 3/28/2016 (8) (12)	100,000	91,783
1.192%, 1/1/2030, Call 3/1/2016 (8) (12)	625,000	573,783
1.198%, 1/1/2030, Call 3/2/2016 (8) (12)	100,000	92,216
1.206%, 1/1/2030, Call 4/4/2016 (8) (12)	500,000	461,169
New York City Transitional Finance Authority, 0.210%, 11/1/2022 (8)	1,000,000	1,000,000
New York Local Government Assistance Corp., AGM:
0.570%, 4/1/2017, Call 3/2/2016 (8) (12)	225,000	222,035
0.570%, 4/1/2017, Call 3/3/2016 (8) (12)	75,000	73,794
0.570%, 4/1/2017, Call 3/2/2016 (8) (12)	25,000	24,606
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	685,278
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,098,370
5.000%, 12/15/2019	495,000	571,715
5.250%, 2/15/2024, Call 2/15/2019	400,000	450,540
New York State Dormitory Authority, NATL-RE, 0.760%, 7/1/2029, Call 3/7/2016 (8) (12)	625,000	558,846
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (8)	350,000	349,580
New York State Energy Research & Development Authority, NATL-RE, 0.467%, 12/1/2020, Call 3/1/2016 (8) (12)	1,000,000	966,104
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	705,345
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,127,820
State of New York, AGM, 0.572%, 3/15/2021, Call 3/3/2016 (8) (12)	25,000	24,348
State of New York, NATL-RE FGIC:
0.572%, 2/15/2022, Call 3/3/2016 (8) (12)	580,000	563,103
0.572%, 2/13/2032, Call 3/3/2016 (8) (12)	70,000	64,563

		14,888,843

North Carolina — 0.7%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	166,446
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	135,000	147,319
North Carolina Eastern Municipal Power Agency, FGIC, 0.706%, 1/1/2025 (8) (12)	600,000	461,632
University of North Carolina at Chapel Hill, 1.036%, 12/1/2017, Call 6/1/2017 (8)	525,000	525,299

		1,300,696

North Dakota — 0.7%
City of Williston, 5.000%, 5/1/2020	240,000	273,341
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	265,000	270,867
3.750%, 7/1/2034, Call 7/1/2022	190,000	195,717
3.750%, 7/1/2042, Call 7/1/2022	185,000	191,301
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2016	505,000	511,378

		1,442,604

Ohio — 1.6%
Bucyrus City School District, 0.000%, 12/1/2017	155,000	151,457
City of Cleveland, AGM:
5.000%, 1/1/2018	510,000	548,398
5.000%, 1/1/2019	600,000	666,390
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	53,895
City of Harrison:
2.000%, 10/1/2018	180,000	181,537
4.000%, 11/1/2016	50,000	51,154
City of Marysville, XLCA:
5.250%, 12/1/2021, Call 12/1/2016	105,000	108,733
5.250%, 12/1/2021, Call 12/1/2016	45,000	46,627
Lancaster Port Authority, 0.906%, 8/1/2019, Call 2/1/2019 (8)	145,000	144,130
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	110,026
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	115,000	123,416
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	35,870
State of Ohio, 0.340%, 1/15/2045, Call 3/1/2016 (8)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	432,611

		3,154,244

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, 0.810%, 8/1/2018, Call 2/1/2018 (8)	155,000	155,386

Oregon — 0.1%
Port of Morrow, 2.000%, 6/1/2016	100,000	100,358

Pennsylvania — 4.2%
Allegheny County Hospital Development Authority:
1.133%, 2/1/2021, Call 5/1/2016 (8)	130,000	130,356
5.375%, 8/15/2029, Call 8/15/2019	225,000	253,397
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	53,873
Berks County Municipal Authority, 1.510%, 7/1/2022, Call 7/1/2017 (8)	350,000	358,207
City of Philadelphia, 5.250%, 8/1/2018	100,000	110,250
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	113,043
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	265,533
5.000%, 10/1/2023, Call 10/1/2017	100,000	106,948
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	672,474
5.000%, 3/15/2022	275,000	328,045
Cumberland County Municipal Authority, 5.000%, 1/1/2017	35,000	35,907
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	140,813
3.000%, 11/1/2018	120,000	123,565
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	142,169
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	234,410
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	314,526
Monroe County Hospital Authority, 5.000%, 1/1/2017	90,000	93,256
North Penn Water Authority, 0.786%, 11/1/2019, Call 5/1/2019 (8)	800,000	802,424
Northampton County General Purpose Authority, 1.410%, 8/15/2020, Call 2/15/2020 (8)	150,000	150,851
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (8)	180,000	180,151
5.000%, 3/1/2020	200,000	225,632

Pennsylvania Turnpike Commission:
0.690%, 12/1/2018, Call 6/1/2018 (8)	90,000	89,681
0.890%, 12/1/2020, Call 6/1/2020 (8)	325,000	321,776
0.990%, 12/1/2021, Call 6/1/2021 (8)	80,000	79,085
1.160%, 12/1/2019, Call 6/1/2019 (8)	600,000	600,930
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,360
School District of Philadelphia, 5.000%, 9/1/2018	65,000	71,187
Scranton School District, SAW, 1.290%, 4/2/2018, Call 10/2/2017 (8)	1,000,000	1,002,330
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	103,369
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	177,595
State Public School Building Authority, SAW, 1.086%, 9/1/2018, Call 3/1/2018 (8)	690,000	691,483

		8,022,626

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	120,000	118,732

Rhode Island — 0.5%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	289,394
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	700,000	716,478

		1,005,872

South Carolina — 1.2%
County of Spartanburg, SAW, 5.000%, 4/1/2018	1,000,000	1,089,630
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,141,080
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	102,447

		2,333,157

Tennessee — 1.0%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	140,294
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.574%, 1/1/2023, Call 3/3/2016 (8) (12)	50,000	46,218
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	237,125
Public Building Authority of Sevier County, 5.000%, 6/1/2018	1,000,000	1,092,290
Public Building Authority of Sevier County, AMBAC, 0.480%, 6/1/2018 (8) (12)	200,000	196,655
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	97,037
5.250%, 9/1/2020	10,000	11,558
5.250%, 9/1/2021	55,000	64,884

		1,886,061

Texas — 10.3%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	650,000	650,624
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	315,292
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	54,916
City of Mission, BAM, 3.000%, 2/15/2017	125,000	127,850
City of The Colony, 6.000%, 2/15/2019	795,000	913,018
City Public Service Board of San Antonio, 3.000%, 12/1/2019 (8)	775,000	827,095
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	235,323
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	186,117
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	276,989
Crane County Water District, 3.000%, 2/15/2021	605,000	646,346
Harris County Cultural Education Facilities Finance Corp., 0.840%, 6/1/2021 (8)	350,000	347,714
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	101,830
Houston Higher Education Finance Corp., 0.410%, 11/16/2016, Call 5/15/2016 (8)	75,000	75,000
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,124,640
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 3/31/2016	200,000	200,614
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	175,497
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	234,297
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	250,000	272,043
North Texas Higher Education Authority, Inc., 1.512%, 7/1/2030 (8)	165,000	166,638
North Texas Tollway Authority:
0.680%, 1/1/2020, Call 7/1/2019 (8)	350,000	344,200
0.810%, 1/1/2019, Call 7/1/2018 (8)	250,000	248,343
5.000%, 1/1/2022	250,000	298,957
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2016 (8)	730,000	734,774
Panhandle-Plains Higher Education Authority, Inc.:
1.412%, 10/1/2020, Call 3/1/2016 (8)	80,000	80,038
1.862%, 4/1/2035, Call 3/1/2016 (8)	250,000	246,670

Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	500,000	500,000
0.170%, 12/1/2039, Call 3/1/2016 (8)	2,005,000	2,005,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	2,500,000	2,500,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	1,000,000	1,000,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	1,000,000	1,000,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6) (8)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	709,968
5.000%, 2/15/2022, Call 2/15/2017	90,000	93,658
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	187,403
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	520,000	549,671
Texas Municipal Gas Acquisition & Supply Corp. I, 0.893%, 12/15/2017, Call 3/1/2016 (8)	20,000	19,819
Texas Municipal Gas Acquisition & Supply Corp. II, 1.043%, 9/15/2017 (8)	400,000	398,920

		19,849,264

Utah — 0.4%
Salt Lake City Corp., AMBAC, 0.259%, 5/15/2020, Call 3/1/2016 (8) (12)	800,000	788,584

Vermont — 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	269,580
5.000%, 7/1/2019	100,000	110,494

		380,074

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017	100,000	101,053

Virginia — 0.7%
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	102,327
Henrico County Economic Development Authority, AGM, 0.763%, 8/23/2027, Call 3/1/2016 (8) (12)	1,350,000	1,258,376

		1,360,703

Washington — 0.7%
City of Tacoma, 5.750%, 12/1/2017	100,000	108,721
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	406,591
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	294,337
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	103,446
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	23,722
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	364,800

		1,301,617

Wisconsin — 3.1%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	716,107
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017 (9)	1,000,000	1,018,150
City of Two Rivers, 3.500%, 4/1/2017	250,000	255,758
State of Wisconsin:
5.000%, 9/1/2020	175,000	205,774
5.000%, 3/1/2021	300,000	357,513
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	386,505
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,872
3.000%, 8/15/2019	105,000	112,103
3.250%, 5/1/2018	200,000	202,710
4.000%, 8/15/2016	750,000	758,850
4.000%, 3/1/2017	150,000	154,320
4.000%, 8/15/2018	300,000	317,082
5.000%, 3/1/2020	200,000	221,788
5.000%, 8/15/2020	260,000	303,056
5.250%, 8/15/2017, Call 8/15/2016	65,000	66,362
5.500%, 12/15/2020, Call 12/15/2019	80,000	93,007
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.467%, 6/1/2019, Call 3/1/2016 (8) (12)	350,000	338,552

Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (8)	240,000	241,063

		5,879,572

Total Municipals (identified cost $177,469,634)		178,992,722

Mutual Funds — 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	84,740	853,332

Total Mutual Funds (identified cost $855,020)		853,332

Short-Term Investments — 5.6%

Mutual Funds — 5.6%
BMO Tax-Free Money Market Fund - Premier Class, 0.130% (4)	10,834,960	10,834,960

Total Short-Term Investments (identified cost $10,834,960)		10,834,960

Total Investments — 99.0% (identified cost $189,159,614)		190,681,014

Other Assets and Liabilities — 1.0%		1,966,374

Total Net Assets — 100.0%		$192,647,388

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2016, these securities amounted to:

Fund	Amount	% of Total Net Assets

Short Tax-Free Fund	$6,899,017	3.58%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2016.

(9) Purchased on a when-issued or delayed delivery basis.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(14) Securities that are subject to alternative minimum tax represent 0.00% of the Short Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(15) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 29, 2016

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.5%

Alabama — 1.0%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$321,354
4.000%, 7/1/2021	1,895,000	2,143,946
4.375%, 10/1/2017	200,000	211,544
5.000%, 10/1/2020, Call 10/1/2018	230,000	254,221
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (14)	200,000	205,008
Butler County Board of Education, AGM:
2.000%, 7/1/2017	375,000	380,929
4.000%, 7/1/2020	585,000	648,905
City of Alexander City, AGC, 5.000%, 5/1/2018	1,000,000	1,072,580
City of Birmingham, 0.000%, 3/1/2022 (15)	1,945,000	2,066,913
County of Jefferson, AGM, 0.864%, 2/1/2042, Call 3/24/2016 (8)	454,517	374,403
Health Care Authority for Baptist Health, 0.550%, 11/1/2042 (8)	3,485,000	3,485,000
Health Care Authority for Baptist Health, AGC, 0.350%, 11/15/2037, Call 3/4/2016 (8) (12)	2,175,000	2,175,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,564,040

		17,903,843

Alaska — 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,657,177
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,994,600
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,190,910
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	180,163
5.100%, 4/1/2033, Call 4/1/2018	35,000	37,883
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	605,815
5.000%, 11/1/2022	500,000	615,520
5.000%, 4/1/2031, Call 4/1/2021	150,000	175,976
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,198,816
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 3/31/2016	305,000	306,043
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,346,164

		10,309,067

Arizona — 3.2%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,614,880
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,614,885
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,452,682
5.000%, 2/1/2022	1,000,000	1,181,740
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	252,660
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	805,338
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,177,543
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,472,348
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,641,138
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	423,624
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	398,775
City of Peoria, 4.000%, 7/1/2019	515,000	565,614
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	580,115
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,720,570
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	952,075
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	572,500
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	264,703
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,032,476

Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	500,000	510,185
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	3,000,000	3,382,440
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	396,627
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	320,021
3.000%, 1/1/2018	325,000	334,588
4.000%, 1/1/2019	200,000	213,962
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	572,260
5.000%, 7/1/2023	1,000,000	1,218,740
5.000%, 7/1/2024	575,000	705,226
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	695,313
5.000%, 7/1/2020, Call 7/1/2018	600,000	657,852
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,215,354
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (15)	500,000	639,770
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (15)	555,000	663,225
5.500%, 7/1/2036 (15)	530,000	688,693
Pima County Industrial Development Authority:
4.500%, 7/1/2020	535,000	563,098
4.500%, 7/1/2021, Call 7/1/2020	1,320,000	1,389,498
4.500%, 7/1/2022, Call 7/1/2020	1,385,000	1,453,322
6.375%, 7/1/2028, Call 7/1/2018	270,000	286,508
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	423,885
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	268,354
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	130,995
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	273,880
Scottsdale Industrial Development Authority, FSA, 0.550%, 9/1/2045, Call 3/1/2016 (8) (12)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,144,760
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,703,250
Town of Marana, 5.000%, 7/1/2023	450,000	556,438
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (14)	175,000	182,079
University Medical Center Corp., 5.000%, 7/1/2021	425,000	506,651
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	536,686
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,012,214
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,065,167
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,059,060

		55,668,767

Arkansas — 1.3%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	287,120
5.000%, 2/1/2021	315,000	362,811
5.000%, 2/1/2022	150,000	175,698
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	65,000	65,111
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	265,000	279,018
4.000%, 7/1/2025, Call 7/1/2021	560,000	589,624
4.750%, 7/1/2032, Call 1/1/2017 (14)	145,000	146,164
Arkansas State University:
4.000%, 3/1/2021	390,000	437,947
4.000%, 3/1/2022	1,140,000	1,290,913
4.000%, 3/1/2023	985,000	1,119,187
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,224,039
City of Little Rock, 1.250%, 4/1/2033, Call 4/1/2016	10,000	10,008
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	1,000,000	1,031,450
City of Rogers:
2.125%, 11/1/2029, Call 11/1/2021	1,655,000	1,662,977
4.125%, 11/1/2031, Call 11/1/2021	85,000	85,077
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,083,940
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,196,530
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,895,000	1,889,277

Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	647,925
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	865,973
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,473,215
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,570
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,088,525
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,021,904
University of Arkansas:
5.000%, 12/1/2021	300,000	363,093
5.000%, 12/1/2022	520,000	637,816
5.000%, 12/1/2023, Call 12/1/2022	500,000	614,005
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,196,160

		22,868,077

California — 7.1%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	594,691
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,152,930
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,465,437
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (15)	1,150,000	958,042
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	251,701
Baldwin Park Unified School District, AMBAC, 0.000%, 8/1/2020, Call 8/1/2016	240,000	197,998
Bay Area Toll Authority, 1.260%, 4/1/2027, Call 10/1/2026 (8)	5,000,000	4,930,200
BB&T Municipal Trust, 0.810%, 11/15/2019 (6) (8)	1,500,000	1,505,715
Bellevue Union School District, AGM:
8/1/2030	585,000	331,520
8/1/2031	615,000	330,027
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,161,699
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (15)	1,325,000	1,080,259
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 3/31/2016	4,855,000	4,856,165
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,285,320
California Health Facilities Financing Authority, NATL-RE, 0.490%, 7/1/2022, Call 3/1/2016 (8) (12)	2,300,000	2,204,313
California Municipal Finance Authority, 2.110%, 11/1/2016, Call 3/21/2016 (8)	330,000	330,007
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,154,150
California Statewide Communities Development Authority, AGM, 0.420%, 7/1/2040, Call 3/4/2016 (8) (12)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,121,525
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,643,820
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	1,010,106
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2016	670,000	671,260
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,036,734
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,836,719
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,552,858
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 12/1/2016 (8)	2,000,000	2,006,860
County of Los Angeles, 0.000%, 9/1/2018	750,000	729,937
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	563,028
County of San Joaquin, 5.000%, 4/1/2022	350,000	417,312
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	510,000	449,927
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	245,880
Deutsche Bank Spears/Lifers Trust, 0.310%, 8/1/2047 (6) (8)	8,000,000	8,000,000
Duarte Unified School District, 0.000%, 8/1/2026 (15)	585,000	703,199
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	523,158
5.000%, 10/1/2022	515,000	622,115
5.000%, 10/1/2022	580,000	705,883
5.000%, 10/1/2023	800,000	975,504
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (15)	500,000	517,835
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (15)	1,250,000	1,179,050
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	284,198
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	381,373
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,662,988
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	480,240

5.000%, 6/1/2023	400,000	486,260
5.000%, 6/1/2024	775,000	950,878
5.000%, 6/1/2025	425,000	525,640
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	209,619
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,309,840
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	102,070
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	434,318
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	197,529
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,188,060
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	2,057,300
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	750,367
5.000%, 8/1/2025, Call 8/1/2023	760,000	909,948
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	357,300
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (15)	165,000	155,084
McKinleyville Union School District, BAM:
8/1/2036, Call 8/1/2021	1,200,000	475,692
8/1/2037, Call 8/1/2021	1,980,000	737,372
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (15)	300,000	364,302
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,421,980
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	600,630
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (15)	2,125,000	1,829,072
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	461,515
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 3/31/2016	1,455,000	897,517
Northern California Gas Authority No. 1:
1.040%, 7/1/2019 (8)	3,000,000	2,934,060
1.130%, 7/1/2027 (8)	1,915,000	1,733,343
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	592,975
5.000%, 7/1/2032, Call 7/1/2022	700,000	825,587
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	509,093
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,257,980
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	631,335
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	264,075
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	289,407
5.000%, 12/1/2028, Call 12/1/2025	425,000	517,191
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,201,560
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,382,280
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,238,338
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,642,673
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,092,217
San Miguel Joint Union Elementary School District, AGM:
6/15/2020	415,000	379,156
6/15/2021	490,000	434,233
6/15/2022	505,000	430,139
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	458,200
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,029,910
Santa Barbara County College Elementary School District:
8/1/2027	365,000	254,077
8/1/2031	470,000	272,436
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	379,461
4.875%, 7/1/2018, Call 7/1/2017	900,000	951,543
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,678,308
5.250%, 7/1/2023, Call 7/1/2017	250,000	265,555
5.300%, 7/1/2026, Call 7/1/2017	350,000	372,008
State of California:
0.998%, 12/1/2017, Call 6/1/2017 (8)	2,500,000	2,509,500
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,475,636
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,849,367
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,498,397
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,108,960

Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2016 (8)	1,625,000	1,627,909
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	540,362
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,507,999
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,298,809
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,176,334
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	239,289
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,331,940
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,019,059
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	180,715
Windsor Unified School District, AGM:
8/1/2020	105,000	95,966
8/1/2023	240,000	196,740
8/1/2024, Call 8/1/2023	330,000	244,718
8/1/2025, Call 8/1/2023	270,000	189,057
8/1/2026, Call 8/1/2023	330,000	217,487
8/1/2028, Call 8/1/2023	420,000	246,179
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	82,830

		122,663,369

Colorado — 1.8%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	627,985
5.000%, 12/1/2026, Call 12/1/2024	355,000	436,522
5.000%, 12/1/2027, Call 12/1/2024	500,000	609,910
City & County of Denver, 5.000%, 11/15/2021	500,000	598,270
Colorado Educational & Cultural Facilities Authority:
0.370%, 6/1/2029, Call 3/3/2016 (8)	3,855,000	3,855,000
3.000%, 12/1/2016	120,000	121,883
4.000%, 12/1/2017	120,000	126,144
4.000%, 12/15/2025 (6)	535,000	551,601
5.000%, 9/1/2020 (15)	1,060,000	1,209,259
5.000%, 9/1/2021 (15)	865,000	1,007,223
Colorado Health Facilities Authority:
4.000%, 12/1/2016	505,000	515,706
4.500%, 2/1/2020	455,000	495,791
5.000%, 9/1/2018	530,000	577,160
5.000%, 9/1/2019	560,000	626,483
5.000%, 2/1/2021	475,000	535,168
5.000%, 9/1/2022	750,000	878,918
5.000%, 12/1/2023	215,000	249,667
5.000%, 2/1/2024	420,000	485,797
5.125%, 11/15/2020, Call 11/15/2016 (8)	555,000	573,348
5.250%, 1/1/2025, Call 1/1/2020	460,000	522,289
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	405,380
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	912,311
5.000%, 12/1/2021	725,000	861,510
5.000%, 12/1/2022	1,185,000	1,432,321
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	587,615
5.000%, 12/1/2025, Call 12/1/2020	475,000	557,755
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (14)	125,113	129,199
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,782,555
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,349,812
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	255,575
Park Creek Metropolitan District:
5.000%, 12/1/2028, Call 12/1/2025	835,000	992,247
5.000%, 12/1/2029, Call 12/1/2025	655,000	773,444
5.000%, 12/1/2030, Call 12/1/2025	545,000	640,511
Public Authority for Colorado Energy, 5.750%, 11/15/2018	490,000	529,151
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,421,340
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	706,081
4.000%, 12/1/2022, Call 12/1/2020	400,000	448,940
4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,270,576

		30,660,447

Connecticut — 0.5%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,488,418
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	845,000	864,004
State of Connecticut, 5.000%, 3/15/2031, Call 3/15/2025	3,810,000	4,504,906

		7,857,328

Delaware — 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,559,457
Delaware State Housing Authority:
7/1/2031, Call 7/1/2021	520,000	256,547
5.000%, 1/1/2026, Call 7/1/2019 (14)	245,000	258,965
5.200%, 7/1/2029, Call 7/1/2018	1,205,000	1,260,526
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,864,290

		8,199,785

District of Columbia — 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,113,567
5.000%, 12/1/2036, Call 12/1/2021	500,000	579,825
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,314,444

		5,007,836

Florida — 5.0%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,953,433
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,194,060
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,119,540
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,067,860
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,336,360
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,633,187
City of North Port, 5.000%, 7/1/2022	200,000	240,630
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	562,525
City of Sunrise, 4.000%, 10/1/2019	540,000	587,245
City of Sunrise, NATL-RE:
10/1/2019	905,000	871,099
10/1/2020	975,000	924,300
10/1/2021	175,000	162,708
City of Tallahassee:
5.000%, 12/1/2025	305,000	365,896
5.000%, 12/1/2026, Call 12/1/2025	450,000	534,321
5.000%, 12/1/2027, Call 12/1/2025	400,000	471,960
5.000%, 12/1/2028, Call 12/1/2025	500,000	586,235
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,296,220
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	422,961
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	599,668
County of Bay, 3.500%, 9/1/2016	95,000	94,908
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	921,803
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (14)	750,000	898,912
5.000%, 10/1/2031, Call 10/1/2025 (14)	1,000,000	1,159,080
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (14)	740,000	815,376
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,389,820
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	984,048
5.250%, 10/1/2029, Call 10/1/2023	100,000	120,792
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,252,583
County of Miami-Dade, AGC:
10/1/2021	610,000	540,515
5.000%, 10/1/2029, Call 10/1/2019	400,000	452,172
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,135,160
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (15)	475,000	505,286
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,883,572
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	645,487
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,900,031
5.000%, 10/1/2021	1,110,000	1,326,306
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	236,909
3.000%, 5/1/2019	190,000	197,629

Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,672,472
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,034,490
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,003,290
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	375,000	382,237
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	445,000	469,911
5.000%, 7/1/2021, Call 3/31/2016 (14)	260,000	260,390
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	2,061,473
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (8)	500,000	516,350
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	303,172
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,359,420
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,938,225
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,368,100
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	478,412
Orange County Housing Finance Authority, 0.550%, 1/15/2040, Call 3/15/2016 (8) (14)	4,770,000	4,770,000
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	3,965,000	4,285,491
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	356,422
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	161,951
South Florida Water Management District, 5.000%, 10/1/2026, Call 4/1/2026	1,500,000	1,874,670
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,570,272
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,915,700
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,077,460
5.000%, 7/1/2020	500,000	567,655
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	172,135
Town of Davie:
5.000%, 4/1/2019	75,000	82,390
5.000%, 4/1/2021	615,000	693,825
5.000%, 4/1/2022	830,000	942,805
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,017,340
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,562,197
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	855,100
Volusia County School Board, BAM, 5.000%, 8/1/2031, Call 2/1/2026	1,000,000	1,189,230

		86,333,182

Georgia — 3.4%
Appling County Development Authority, 0.180%, 9/1/2029, Call 3/1/2016 (8)	4,900,000	4,900,000
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,230,653
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,890,789
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,177,480
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,932,050
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,168,960
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,165,110
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,223,740
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,381,450
County of DeKalb, 4.500%, 12/1/2024, Call 3/31/2016	250,000	250,787
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 3/31/2016	500,000	500,285
5.000%, 2/1/2017	875,000	893,532
Effingham County Industrial Development Authority, 0.180%, 2/1/2038, Call 3/1/2016 (8)	5,870,000	5,870,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,548,293
5.000%, 7/1/2021	1,155,000	1,374,265
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,476,700
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,245,843
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,612,831
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,373,447
5.250%, 9/15/2018	250,000	273,545
Monroe County Development Authority, 0.180%, 11/1/2048, Call 3/1/2016 (8)	10,000,000	10,000,000
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	651,711

Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,263,562
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,036,059
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	959,784
5.000%, 1/1/2024	1,000,000	1,209,900
5.000%, 1/1/2025, Call 1/1/2024	700,000	837,431
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 3/31/2016	300,000	300,915
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	30,055
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	793,926
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,464,467
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,181,050

		59,218,620

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	615,200
5.000%, 10/1/2023	500,000	624,500

		1,239,700

Idaho — 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	223,196
7.375%, 6/1/2034, Call 6/1/2018	340,000	390,775
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,230,030
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	588,748
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,283,293

		5,716,042

Illinois — 11.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,219,332
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (8)	6,750,000	6,414,930
Chicago Board of Education, NATL:
12/1/2022	365,000	267,523
5.250%, 12/1/2021	1,000,000	1,094,660
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	75,126
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (14)	1,500,000	1,769,325
5.000%, 1/1/2031, Call 1/1/2025 (14)	1,000,000	1,136,610
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	886,437
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,194,270
5.000%, 1/1/2025, Call 7/1/2020	230,000	245,734
5.000%, 1/1/2026, Call 1/1/2021	730,000	786,962
5.000%, 11/15/2029, Call 11/15/2018	130,000	135,829
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	403,583
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,459,917
City of Calumet City, AGM:
2.500%, 3/1/2016	275,000	275,000
4.000%, 3/1/2017	435,000	446,088
City of Chicago:
5.000%, 1/1/2019	455,000	479,479
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,155,822
5.000%, 1/1/2039, Call 1/1/2025	500,000	545,005
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	212,258
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	203,848
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 3/31/2016 (15)	1,000,000	1,013,850
City of Rochelle, AGM, 3.000%, 5/1/2017	250,000	255,288
City of Springfield:
5.000%, 12/1/2022	905,000	1,076,733
5.000%, 3/1/2026, Call 3/1/2025	1,000,000	1,207,420
5.000%, 3/1/2027, Call 3/1/2025	1,000,000	1,194,030
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,186,090
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,178,210
5.000%, 3/1/2031, Call 3/1/2025	900,000	1,047,141
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,087,190

City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,043,250
5.000%, 3/1/2022, Call 3/1/2017	650,000	678,112
Cook County Community Consolidated School District No. 65 Evanston:
12/1/2027, Call 12/1/2024	300,000	206,028
12/1/2029, Call 12/1/2024	400,000	245,600
12/1/2030, Call 12/1/2024	1,130,000	657,377
12/1/2031, Call 12/1/2024	1,500,000	824,205
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,510,572
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	747,481
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	505,499
Cook County School District No. 144 Prairie Hills, AGM:
12/1/2028	2,830,000	1,712,631
12/1/2029	2,580,000	1,480,920
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	294,438
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,587,086
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	590,152
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,234,690
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,502,969
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,644,877
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,729,740
County of Cook, 5.250%, 11/15/2023, Call 11/15/2020	350,000	388,318
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	272,165
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,178,680
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	559,671
5.250%, 10/1/2024, Call 10/1/2019	215,000	243,141
5.250%, 10/1/2027, Call 10/1/2019	835,000	963,557
5.250%, 10/1/2027, Call 10/1/2019	315,000	354,470
5.500%, 1/1/2038, Call 1/1/2023	825,000	953,650
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	556,626
DeKalb County Community Unit School District No. 428 DeKalb:
1/1/2025, Call 7/1/2020	400,000	286,004
1/1/2028, Call 7/1/2020	1,000,000	586,560
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	153,554
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	481,304
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	548,911
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	960,000	961,344
2.500%, 5/15/2018	170,000	170,541
2.700%, 5/15/2016	375,000	375,788
4.000%, 10/1/2016	345,000	351,331
5.000%, 11/15/2023, Call 11/15/2022	215,000	253,184
5.000%, 8/15/2024	250,000	295,875
5.000%, 5/15/2025	1,000,000	1,090,760
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,206,460
5.000%, 11/15/2027, Call 11/15/2025	500,000	598,015
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,050,340
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,564,376
5.250%, 2/15/2030, Call 2/15/2020	250,000	281,418
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,135,816
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,130,016
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,557,340
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	282,575
5.250%, 8/15/2033, Call 8/15/2018	880,000	952,662
Illinois Finance Authority, AGM:
1/1/2020	450,000	432,648
1/1/2020	500,000	470,590
1/1/2021	255,000	231,642
5.150%, 1/1/2019	420,000	469,224
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	367,096

Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	822,479	820,694
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,043,400
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,909,422
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,166,230
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,157,350
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,202,120
5.000%, 12/1/2031, Call 1/1/2026	5,220,000	6,230,174
5.000%, 12/1/2032, Call 1/1/2026	2,100,000	2,488,500
5.500%, 1/1/2033, Call 1/1/2018	490,000	533,012
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,484,914
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
1/1/2023	350,000	315,623
1/1/2023	650,000	545,629
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,194,770
5.000%, 1/1/2024	1,000,000	1,198,710
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,784,120
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,025,334
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,687,273
La Salle & Grundy Counties Township High School District No. 160 Seneca, 4.000%, 2/1/2017	325,000	334,903
Lake County School District No. 33, XLCA:
12/1/2026	525,000	333,433
12/1/2028	335,000	193,097
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	187,118
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	529,536
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	232,409
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	403,755
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,699,778
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
1/1/2017	20,000	19,903
1/1/2017	190,000	187,665
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	316,989
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	282,283
5.000%, 1/1/2020	550,000	613,079
5.000%, 1/1/2021	810,000	918,483
5.000%, 1/1/2022	895,000	1,024,489
Metropolitan Pier & Exposition Authority, NATL-RE:
6/15/2023 (15)	3,530,000	3,943,292
12/15/2023	855,000	667,302
6/15/2024	1,000,000	758,810
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	397,426
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,367,924
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	925,350
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,310,075
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	726,220
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,393,338
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	489,180
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,056,114
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,513,596
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,154,560
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	705,474
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (14)	745,000	849,285
State of Illinois:
5.000%, 3/1/2020	500,000	554,065
5.000%, 4/1/2024, Call 4/1/2023	500,000	558,935
5.000%, 6/1/2024, Call 12/1/2016	360,000	366,102
5.000%, 1/1/2025, Call 3/31/2016	275,000	275,459
5.000%, 1/1/2030, Call 1/1/2026	8,000,000	8,767,040

5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,093,001
6.500%, 6/15/2022	395,000	458,864
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,550,595
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	414,749
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	251,521
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,113,900
5.000%, 1/1/2021	1,000,000	1,134,910
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,605,291
Village of Elwood, RADIAN:
3/1/2024, Call 9/1/2016	250,000	162,480
3/1/2026, Call 9/1/2016	1,280,000	742,016
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	453,101
4.000%, 10/1/2019	420,000	455,524
4.000%, 10/1/2020	615,000	678,468
5.000%, 10/1/2022, Call 10/1/2021	730,000	856,392
5.000%, 10/1/2023, Call 10/1/2021	685,000	800,032
5.000%, 10/1/2024, Call 10/1/2021	425,000	495,877
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,072,370
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	545,287
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,654,653
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	500,859
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	572,800
5.000%, 6/1/2029, Call 6/1/2025	600,000	673,044
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
1/1/2017	750,000	741,450
1/1/2019	695,000	657,338
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
11/1/2020	2,000,000	1,807,760
11/1/2021	300,000	262,245
11/1/2022	250,000	209,375
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 4/15/2016	1,025,000	1,031,006
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	364,151
Will County School District No. 114, NATL-RE FGIC:
12/1/2020	1,180,000	1,054,708
12/1/2023	1,600,000	1,260,832
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	609,935
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,897,182
5.750%, 6/1/2028, Call 6/1/2018	170,000	187,554
Williamson County Community Unit School District No. 5 Carterville, AGC:
1/1/2029, Call 1/1/2019	300,000	158,118
1/1/2033, Call 1/1/2019	1,000,000	393,710
1/1/2034, Call 1/1/2019	1,000,000	364,360
Winnebago & Boone Counties School District No. 205 Rockford:
2/1/2020	500,000	463,275
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,982,094

		197,179,538

Indiana — 2.8%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	402,724
City of Greenwood:
4.000%, 10/1/2017	225,000	232,607
4.250%, 10/1/2020, Call 10/1/2018	820,000	894,095
4.625%, 10/1/2024, Call 10/1/2018	520,000	573,336
City of Rockport:
1.750%, 6/1/2018 (8)	1,500,000	1,511,880
1.750%, 6/1/2018 (8)	700,000	705,544
City of Whiting, 1.850%, 10/1/2019 (8)	1,150,000	1,153,565
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,095,780
County of Knox, 4.000%, 4/1/2018	250,000	260,435
County of Lake, 2.000%, 7/15/2017	285,000	290,030
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,057,810

Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	226,462
4.500%, 7/1/2018	220,000	234,883
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	683,782
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,168,381
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,867,048
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	141,572
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	688,628
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	3,007,847
Gary Chicago International Airport Authority:
5.000%, 2/1/2017 (14)	210,000	216,216
5.000%, 2/1/2018 (14)	885,000	932,303
Indiana Bond Bank, 0.670%, 10/15/2022 (8)	1,650,000	1,561,428
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	259,563
5.000%, 8/15/2020	700,000	783,251
5.000%, 10/1/2022	300,000	350,775
5.000%, 10/1/2023	400,000	472,572
5.000%, 10/1/2024, Call 10/1/2023	275,000	322,809
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,662,551
5.250%, 10/1/2024, Call 10/1/2021	710,000	847,747
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,596,902
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,133,310
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,777,143
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	549,275
Indiana Health Facility Financing Authority, AMBAC, 0.560%, 5/1/2031, Call 3/22/2016 (8) (12)	600,000	556,221
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	930,000	979,179
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	562,835
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,919,616
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	203,684
5.000%, 1/1/2022, Call 1/1/2021	200,000	231,568
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	2,013,607
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	601,725
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	98,974
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	495,177
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,025,433
4.000%, 7/15/2021, Call 1/15/2020	375,000	414,701
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,099,640
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	330,291
5.000%, 1/15/2024	215,000	254,850
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	226,654
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	633,026
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	470,421
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,479,592

		47,259,448

Iowa — 0.1%
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	60,000	60,682
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,703,762

		1,764,444

Kansas — 0.2%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	351,260
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (14)	50,000	53,600
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	923,832
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,109,750
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	529,340
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,138,080

		4,105,862

Kentucky — 1.0%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	108,441
Deutsche Bank Spears/Lifers Trust, NATL-RE, 0.210%, 9/1/2042, Call 9/1/2017 (6) (8)	13,150,000	13,150,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,228,030
5.000%, 9/1/2025	1,250,000	1,549,625
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/1/2017	35,000	36,453
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	110,265
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	293,709

		16,476,523

Louisiana — 2.7%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,354,346
City of New Orleans:
5.000%, 6/1/2021	800,000	941,136
5.000%, 12/1/2021	500,000	578,945
5.000%, 6/1/2022	450,000	534,969
5.000%, 12/1/2022	725,000	849,091
5.000%, 6/1/2023	500,000	601,425
5.000%, 12/1/2024	765,000	911,704
5.000%, 6/1/2026, Call 6/1/2025	150,000	180,501
5.000%, 12/1/2026, Call 12/1/2025	240,000	289,291
5.000%, 6/1/2027, Call 6/1/2025	200,000	238,304
5.000%, 6/1/2029, Call 6/1/2025	200,000	235,254
5.000%, 12/1/2029, Call 12/1/2025	350,000	412,314
5.000%, 6/1/2031, Call 6/1/2025	1,650,000	1,921,871
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,448,724
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	752,914
4.000%, 10/1/2021	675,000	743,661
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	945,000	1,010,989
5.200%, 6/1/2039, Call 6/1/2017 (14)	65,000	66,219
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	573,843
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	974,992
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	751,322
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,802,287
4.000%, 3/1/2021	3,585,000	3,981,860
Parish of St. James, 0.430%, 11/1/2040, Call 3/1/2016 (8)	14,000,000	14,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (14)	725,000	809,484
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	227,064
State of Louisiana, 0.768%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,977,040
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	569,661

		46,739,211

Maine — 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	344,580
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,677,150
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,774,995

		9,796,725

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	910,020
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	704,878
5.000%, 1/1/2043, Call 7/1/2022	360,000	380,880
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,342,846

		5,338,624

Massachusetts — 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.465%, 12/1/2030, Call 3/7/2016 (8) (12)	1,450,000	1,323,029
0.495%, 12/1/2030, Call 3/3/2016 (8) (12)	7,375,000	6,729,223
Massachusetts Development Finance Agency:
5.000%, 1/1/2023, Call 1/1/2017	650,000	674,180
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,683,438
5.000%, 7/1/2027, Call 7/1/2025	125,000	151,664

Massachusetts Educational Financing Authority:
5.000%, 1/1/2017	300,000	307,794
5.000%, 7/1/2025, Call 7/1/2022 (14)	620,000	673,084
5.250%, 1/1/2019	480,000	518,261
5.250%, 1/1/2019 (14)	1,245,000	1,352,767
Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,481,171
5.750%, 7/1/2036, Call 7/1/2019	805,000	904,184
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (14)	2,385,000	2,400,550
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	979,190

		21,178,535

Michigan — 5.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,049,461
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	769,653
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,525,571
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	739,806
5.000%, 5/1/2026	500,000	618,620
Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018	950,000	1,025,496
5.000%, 5/1/2020	375,000	427,583
Central Michigan University:
5.000%, 10/1/2034, Call 10/1/2025	750,000	877,455
5.000%, 10/1/2035, Call 10/1/2025	625,000	728,375
Charter Township of Northville:
2.000%, 4/1/2016	370,000	370,581
4.000%, 4/1/2021	400,000	444,984
4.000%, 4/1/2022	240,000	267,629
Chippewa Valley Schools, Q-SBLF:
5.000%, 5/1/2027, Call 11/1/2025	1,355,000	1,648,005
5.000%, 5/1/2029, Call 11/1/2025	1,000,000	1,202,890
5.000%, 5/1/2030, Call 11/1/2025	1,000,000	1,197,230
5.000%, 5/1/2031, Call 11/1/2025	1,000,000	1,188,790
5.000%, 5/1/2031, Call 5/1/2023	765,000	875,627
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,085,280
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	99,651
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	92,653
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	253,403
5.000%, 7/1/2019, Call 7/1/2016	50,000	50,684
5.000%, 7/1/2020, Call 7/1/2016	720,000	729,677
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,672
5.000%, 7/1/2023, Call 7/1/2016	200,000	202,482
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,112,304
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (8)	725,000	734,476
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,051,400
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	225,746
5.000%, 10/1/2021	290,000	331,418
5.000%, 10/1/2022	290,000	333,529
5.000%, 10/1/2023	250,000	288,605
5.000%, 10/1/2024	300,000	347,781
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	977,309
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	460,464
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	368,772
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,437,672
5.000%, 5/1/2025	1,000,000	1,233,010
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,243,127
Forest Hills Public Schools:
5.000%, 5/1/2020	1,600,000	1,851,680
5.000%, 5/1/2021	1,600,000	1,896,320

Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,179,170
5.000%, 5/1/2022	1,000,000	1,198,060
5.000%, 5/1/2025	1,700,000	2,096,117
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	630,856
5.000%, 5/1/2026, Call 5/1/2025	200,000	243,264
5.000%, 5/1/2027, Call 5/1/2025	230,000	276,186
5.000%, 5/1/2030, Call 5/1/2025	1,100,000	1,290,432
5.000%, 5/1/2032, Call 5/1/2025	1,025,000	1,195,252
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,918,540
5.250%, 5/1/2027, Call 5/1/2021	600,000	707,082
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,843,317
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,131,650
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (8)	415,000	452,761
Jenison Public Schools:
5.000%, 5/1/2021	500,000	588,765
5.000%, 5/1/2022, Call 5/1/2021	560,000	655,463
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,160,830
Laingsburg Community School District, Q-SBLF, 3.000%, 5/1/2018	510,000	533,429
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,136,780
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,118,830
5.000%, 5/1/2020	1,825,000	2,104,024
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,868,416
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	291,749
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,527,067
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,033,756
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	677,724
5.000%, 5/1/2019	1,215,000	1,364,226
5.000%, 5/1/2020	1,205,000	1,389,232
Michigan Finance Authority:
5.000%, 6/1/2016	1,450,000	1,465,225
5.000%, 11/1/2020	2,000,000	2,320,800
5.000%, 7/1/2026, Call 7/1/2025	175,000	209,745
5.000%, 7/1/2027, Call 7/1/2025	600,000	713,646
5.000%, 7/1/2029, Call 7/1/2025	450,000	529,547
5.000%, 7/1/2034, Call 7/1/2025	3,000,000	3,445,440
5.000%, 7/1/2034, Call 7/1/2025	500,000	570,765
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,743,555
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,735,110
Michigan State Building Authority, NATL:
10/15/2021, Call 10/15/2016	835,000	657,880
10/15/2021, Call 10/15/2016	665,000	521,945
10/15/2023, Call 10/15/2016	900,000	641,772
10/15/2023, Call 10/15/2016	700,000	497,168
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	922,964
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	244,462
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,091,800
5.000%, 5/1/2021	450,000	530,626
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	288,600
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,959,913
5.000%, 5/1/2021	1,155,000	1,361,941
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,237,130
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	900,804
3.000%, 5/1/2018	855,000	882,719
3.000%, 5/1/2019	340,000	354,504
3.250%, 5/1/2020	90,000	96,029
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	543,095
5.250%, 5/1/2019, Call 5/1/2018	400,000	436,972

Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (14)	3,000,000	3,531,330
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,477,200
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	569,441
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,339,788

		99,850,765

Minnesota — 0.6%
City of Howard Lake, 2.000%, 2/1/2017	105,000	106,055
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	189,303
6.500%, 11/15/2038, Call 11/15/2018	905,000	1,006,432
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	486,194
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (8)	215,000	245,977
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.555%, 8/1/2027, Call 3/1/2016 (8) (12)	375,000	343,078
City of Winona, 3.750%, 7/1/2021	170,000	178,971
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	75,000	79,529
3.650%, 6/1/2021, Call 12/1/2020	45,000	44,955
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	319,487
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,458,128
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	250,000	254,587
4.000%, 10/1/2016	440,000	448,074
5.000%, 10/1/2019	400,000	448,436
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	705,000	735,407
4.000%, 7/1/2040, Call 1/1/2022	850,000	886,822
5.500%, 7/1/2048, Call 1/1/2017 (14)	75,000	75,905
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,233,847	1,228,727
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	742,157	728,864
5.000%, 1/1/2031, Call 7/1/2021	760,000	809,050

		10,073,981

Mississippi — 0.8%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/1/2016 (8)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	195,000	202,250
5.000%, 10/1/2023	2,725,000	3,107,835
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,395,636
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	315,000	330,813
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	269,746
5.000%, 11/1/2022	135,000	164,365

		13,970,645

Missouri — 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,669,000
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	1,000,000	1,015,400
4.000%, 5/15/2019	475,000	515,062
5.000%, 5/15/2020	125,000	142,576
5.000%, 5/15/2021	490,000	568,282
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	566,670
5.000%, 9/1/2023, Call 9/1/2019	300,000	339,780
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,121,630
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	1,991,144
Health & Educational Facilities Authority, 4.000%, 2/1/2040, Call 8/1/2025	1,000,000	1,013,300
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,194,522
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,381,440

Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	368,082
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	455,000	470,365
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	70,000	70,508
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	825,000	869,649
4.000%, 5/1/2027, Call 5/1/2021	820,000	869,594
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	779,612
5.750%, 1/1/2029, Call 1/1/2019	65,000	73,958
Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,459,873
3.750%, 2/15/2018	950,000	989,425
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,153,020
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	2,900,000	2,902,320
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,549,316
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,149,350
5.000%, 3/1/2031, Call 3/1/2020	750,000	860,738
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,145,970

		32,230,586

Nebraska — 0.7%
Central Plains Energy Project, 5.000%, 12/1/2019 (8)	4,000,000	4,546,960
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,134,250
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	809,745
5.000%, 1/1/2026, Call 1/1/2018	750,000	809,745
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,157,080
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	994,521
5.000%, 5/1/2027, Call 5/1/2022	585,000	704,826
5.000%, 5/1/2028, Call 5/1/2022	550,000	659,785
5.000%, 5/1/2029, Call 5/1/2022	660,000	788,746

		11,605,658

Nevada — 1.8%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	111,084
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,686,672
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,453,219
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,412,400
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,169,660
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	421,882
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,311,686
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,124,480
Las Vegas Valley Water District:
0.250%, 6/1/2036, Call 3/1/2016 (8)	7,200,000	7,200,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	6,137,693
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,844,895
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,860,000	1,958,636
5.375%, 10/1/2039, Call 4/1/2019	485,000	498,076

		31,330,383

New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, 0.220%, 10/1/2030, Call 3/1/2016 (8)	2,670,000	2,670,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	640,000	655,386
4.800%, 7/1/2028, Call 1/1/2022	1,500,000	1,638,030
6.000%, 7/1/2038, Call 1/1/2018 (14)	295,000	302,369

		5,265,785

New Jersey — 3.4%
Casino Reinvestment Development Authority, 5.000%, 11/1/2022	4,775,000	5,223,802
City of Passaic, 4.000%, 5/1/2017	280,000	290,730

New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/1/2016 (8)	685,000	685,000
5.000%, 6/15/2019	3,000,000	3,245,730
5.000%, 6/15/2020	1,500,000	1,648,170
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (14)	650,000	655,876
4.875%, 12/1/2024, Call 12/1/2019	8,135,000	8,763,835
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	630,000	638,455
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,955,518
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,904,269
New Jersey State Turnpike Authority, NATL-RE:
0.467%, 1/1/2030, Call 3/1/2016 (8) (12)	350,000	322,208
0.480%, 1/1/2030, Call 3/4/2016 (8) (12)	1,900,000	1,749,142
0.480%, 1/1/2030, Call 3/4/2016 (8) (12)	500,000	460,301
0.502%, 1/1/2030, Call 3/3/2016 (8) (12)	475,000	437,283
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,784,900
5.000%, 6/15/2022	500,000	559,285
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,382,300
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,480,934
5.250%, 12/15/2023	240,000	271,529
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,529,350
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,269,370
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,221,942
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	350,680
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	591,065

		58,421,674

New Mexico — 1.6%
City of Farmington:
1.875%, 4/1/2020 (8)	3,000,000	3,058,890
1.875%, 4/1/2020 (8)	3,750,000	3,821,437
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	735,205
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,620,537
5.700%, 6/1/2026, Call 6/1/2018	465,000	516,568
5.800%, 6/1/2027, Call 6/1/2018	825,000	920,296
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,059,480
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,092,861	1,118,489
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (14)	290,000	295,496
4.500%, 9/1/2024, Call 9/1/2019	210,000	222,136
5.650%, 9/1/2039, Call 3/1/2019	430,000	442,762
6.000%, 9/1/2039, Call 3/1/2019	525,000	530,686
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	795,000	820,798
5.350%, 3/1/2030, Call 9/1/2020	2,035,000	2,136,323
New Mexico Municipal Energy Acquisition Authority, 1.036%, 8/1/2019, Call 2/1/2019 (8)	10,000,000	9,940,500

		28,239,603

New York — 4.0%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	175,214
5.000%, 12/1/2024	200,000	235,948
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,274,499
City of New York, 0.410%, 8/1/2026, Call 3/1/2016 (8) (12)	100,000	100,000
City of New York, AGC:
0.450%, 10/1/2027, Call 3/4/2016 (8) (12)	850,000	850,000
0.460%, 10/1/2021, Call 3/7/2016 (8) (12)	400,000	400,000
City of Newburgh:
2.000%, 5/15/2016	565,000	566,311
2.000%, 5/15/2017	575,000	580,531
Long Island Power Authority, 0.948%, 11/1/2018, Call 5/1/2018 (8)	2,500,000	2,508,025
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	619,758
Metropolitan Transportation Authority, 0.636%, 11/1/2017, Call 5/1/2017 (8)	2,800,000	2,788,548
Metropolitan Transportation Authority, AGM:
0.860%, 11/1/2022, Call 3/17/2016 (8) (12)	425,000	413,105

0.872%, 11/1/2022, Call 3/2/2016 (8) (12)	200,000	194,391
0.894%, 5/15/2018, Call 11/15/2017 (8)	4,000,000	3,993,760
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	693,036
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
1.188%, 1/1/2030, Call 3/28/2016 (8) (12)	275,000	252,404
1.192%, 1/1/2030, Call 3/1/2016 (8) (12)	225,000	206,562
1.198%, 1/1/2030, Call 3/2/2016 (8) (12)	150,000	138,324
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 1.193%, 1/1/2030, Call 3/3/2016 (8) (12)	150,000	137,369
New York City Transitional Finance Authority:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,917,893
5.000%, 11/1/2024	2,215,000	2,781,043
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	3,117,262
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,248,060
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,496,120
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	451,713
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	610,550
5.000%, 6/15/2029, Call 6/15/2024	600,000	728,082
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,051,090
5.000%, 10/1/2019	500,000	571,065
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	9,021,879
5.000%, 3/15/2028, Call 3/15/2019	625,000	699,706
5.000%, 3/15/2031, Call 9/15/2025	5,465,000	6,596,911
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,156,460
New York State Dormitory Authority, NATL-RE, 0.760%, 7/1/2029, Call 3/7/2016 (8) (12)	3,150,000	2,816,582
New York State Energy Research & Development Authority, AMBAC, 0.250%, 10/1/2028, Call 3/4/2016 (8) (12)	500,000	500,000
New York State Energy Research & Development Authority, NATL-RE, 0.467%, 12/1/2020, Call 3/1/2016 (8) (12)	6,450,000	6,231,371
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,200,270
Niagara Tobacco Asset Securitization Corp.:
4.000%, 5/15/2016	395,000	397,729
5.000%, 5/15/2017	300,000	314,976
State of New York, NATL-RE FGIC:
0.572%, 2/15/2022, Call 3/3/2016 (8) (12)	1,270,000	1,233,001
0.572%, 2/13/2032, Call 3/3/2016 (8) (12)	2,280,000	2,102,899

		68,372,447

North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	883,864
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	650,046
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,186,600
5.000%, 10/1/2024, Call 10/1/2021	835,000	990,811
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	287,108
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,663,677
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,955,477
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	275,000	300,094
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	595,000	630,456
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	519,359
5.000%, 6/1/2027, Call 6/1/2022	500,000	577,460
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,362,690
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,911,643

		12,919,285

North Dakota — 1.7%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	678,294
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,591,023
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,917,987
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	3,000,000	3,001,830

City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,629,133
City of Grand Forks:
4.000%, 12/1/2019	535,000	581,679
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,093,170
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	186,833
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	1,290,000	1,318,560
3.750%, 7/1/2034, Call 7/1/2022	420,000	432,638
4.125%, 1/1/2026, Call 1/1/2021	705,000	742,323
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,822,738
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,512,609
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,302,014
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	945,000	945,000
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	818,468
4.500%, 3/1/2020	1,455,000	1,590,068
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,859,562
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,981,429

		30,005,358

Ohio — 4.2%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	690,534
5.250%, 12/1/2033, Call 12/1/2021	500,000	573,995
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	429,744
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,665,239
5.000%, 10/1/2024, Call 10/1/2022	460,000	549,976
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,274,283
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,337,954
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,711,429
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,409,128
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,380,558
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,119,790
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,123,980
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	550,765
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,091,880
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,082,330
Cleveland Heights & University Heights City School District:
12/1/2024	400,000	329,204
12/1/2025	600,000	474,168
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,154,270
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,381,220
5.000%, 5/15/2031, Call 5/15/2023	405,000	473,064
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,091,347
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,333,002
County of Lorain, AMBAC:
0.879%, 10/1/2030 (8) (12)	4,350,000	3,887,082
0.884%, 10/1/2030 (8) (12)	500,000	450,768
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,105,680
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,433,502
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	545,794
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,293,261
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,241,926
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,082,914
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,644,922
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,517,484
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	834,219
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	769,268
4.000%, 12/1/2024, Call 12/1/2019	835,000	920,345
4.000%, 12/1/2025, Call 12/1/2019	855,000	940,406

Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,767,062
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,881,693
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	563,109
4.500%, 12/1/2018	885,000	960,597
New Albany Community Authority:
4.000%, 10/1/2020	590,000	650,339
5.000%, 10/1/2022	1,000,000	1,182,680
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,326,442
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	267,480
5.000%, 12/1/2028, Call 12/1/2023	365,000	441,442
5.000%, 12/1/2029, Call 12/1/2023	500,000	601,935
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,159,105
4.000%, 12/1/2021	795,000	887,268
4.000%, 12/1/2022	845,000	948,276
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,380,000	1,466,981
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,571,289
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,349,249
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	264,722
State of Ohio, 0.340%, 1/15/2045, Call 3/1/2016 (8)	8,250,000	8,250,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	289,450

		71,724,550

Oklahoma — 0.7%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	324,885
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,420,620
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,371,622
4.000%, 9/1/2018	415,000	441,045
4.000%, 9/1/2019	740,000	801,176
4.000%, 9/1/2020	700,000	768,110
4.000%, 9/1/2021	805,000	894,580
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	590,000	605,299
3.300%, 3/1/2031, Call 3/1/2022	1,425,000	1,458,530
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	240,000	250,896
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	35,000	36,770
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (14)	1,405,000	1,588,634

		11,962,167

Oregon — 1.1%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,166,000
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	813,958
5.000%, 8/1/2037, Call 8/1/2025	650,000	759,369
City of Woodburn:
3/1/2020	1,380,000	1,289,265
3/1/2021	1,215,000	1,106,051
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,740,160
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	293,103
5.000%, 9/1/2022	505,000	597,849
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	554,206
Port of Morrow:
0.200%, 2/1/2027, Call 3/1/2016 (8)	4,360,000	4,360,000
3.500%, 6/1/2020, Call 6/1/2019	210,000	219,776
3.750%, 6/1/2021, Call 6/1/2019	220,000	229,843
4.000%, 6/1/2022, Call 6/1/2019	235,000	247,114
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,578,250
State of Oregon Housing & Community Services Department:
4.450%, 7/1/2023, Call 1/1/2020 (14)	1,625,000	1,730,755

4.750%, 7/1/2036, Call 7/1/2016 (14)	470,000	471,222

		19,156,921

Pennsylvania — 2.2%
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	556,905
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	833,626
City of Pittsburgh:
4.000%, 9/1/2016	415,000	422,391
4.000%, 9/1/2021	750,000	839,700
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,614,923
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	403,499
5.000%, 5/1/2022	430,000	486,296
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	601,143
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,543,650
6.250%, 11/15/2029, Call 11/15/2019	715,000	800,557
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,584,360
Nazareth Area School District, SAW, 0.810%, 2/1/2018, Call 8/1/2017 (8)	500,000	500,190
Pennsylvania Economic Development Financing Authority, 1.250%, 5/1/2017 (8)	500,000	500,420
Pennsylvania Economic Development Financing Authority, AGM:
1/1/2020	600,000	551,172
1/1/2021	600,000	534,978
5.000%, 1/1/2022	305,000	351,281
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (14)	2,300,000	2,420,060
Pennsylvania Turnpike Commission:
0.560%, 12/1/2016, Call 6/1/2016 (8)	1,450,000	1,450,913
0.690%, 12/1/2018, Call 6/1/2018 (8)	2,850,000	2,839,882
0.990%, 12/1/2021, Call 6/1/2021 (8)	5,000,000	4,942,800
4.000%, 12/1/2023, Call 12/1/2019	200,000	218,212
5.000%, 6/1/2021, Call 6/1/2019	715,000	809,995
5.000%, 12/1/2030, Call 12/1/2020 (15)	585,000	676,090
6.000%, 12/1/2034, Call 12/1/2020 (15)	395,000	470,702
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,171,209
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,195,310
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	3,146,409
Sayre Health Care Facilities Authority, 1.057%, 12/1/2024, Call 12/1/2017 (8)	225,000	214,697
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	258,930
3.000%, 6/15/2017	350,000	359,856
Scranton School District, SAW, 1.290%, 4/2/2018, Call 10/2/2017 (8)	3,325,000	3,332,747
State Public School Building Authority, SAW, 1.086%, 9/1/2018, Call 3/1/2018 (8)	1,545,000	1,548,322

		37,181,225

Puerto Rico — 0.2%
3033AAXNM1Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	323,708
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2016	2,255,000	2,252,790
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 3/31/2016	150,000	150,009

		2,726,507

Rhode Island — 1.1%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	774,280
4.000%, 10/1/2040, Call 10/1/2021	990,000	1,005,602
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	300,000	308,817
3.950%, 12/1/2017	250,000	261,963
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,110,319
4.200%, 12/1/2018, Call 12/1/2017	600,000	629,586
4.250%, 12/1/2020, Call 12/1/2017	500,000	522,075
4.250%, 12/1/2025, Call 12/1/2021 (14)	2,205,000	2,346,958
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,046,840
4.750%, 12/1/2028, Call 12/1/2021 (14)	1,000,000	1,075,810
4.750%, 12/1/2029, Call 12/1/2021 (14)	680,000	727,138
Rhode Island Turnpike & Bridge Authority, 5.000%, 10/1/2030, Call 4/1/2026	900,000	1,086,849
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	4,025,000	4,119,748

Town of Cumberland:
4.000%, 3/15/2024	795,000	910,545
4.000%, 3/15/2026, Call 3/15/2024	460,000	515,982

		18,442,512

South Carolina — 1.1%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	858,560
5.250%, 1/1/2028, Call 1/1/2022	475,000	558,082
County of Dorchester:
5.000%, 10/1/2022	480,000	578,842
5.000%, 10/1/2026, Call 10/1/2022	400,000	480,436
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,312,980
5.000%, 11/1/2030, Call 11/1/2020	500,000	559,565
5.000%, 11/1/2031, Call 11/1/2024	360,000	419,922
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	431,471
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,038,470
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	519,863
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,196,410
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	2,024,918
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	150,000	158,162
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (14)	310,000	314,886
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	603,725
5.000%, 12/1/2030, Call 6/1/2026	1,250,000	1,509,487
5.000%, 12/1/2031, Call 6/1/2026	1,250,000	1,498,325
5.500%, 1/1/2038, Call 1/1/2019	920,000	1,039,269
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,739,265
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,029,267

		18,871,905

South Dakota — 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	248,891
6.750%, 12/1/2031, Call 12/1/2019	500,000	568,955
7.000%, 12/1/2035, Call 12/1/2019	750,000	855,742
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	564,980
4.250%, 9/1/2023	740,000	815,769
4.500%, 9/1/2018	500,000	531,905
4.500%, 9/1/2020	900,000	985,293
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,182,352
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,098,897
5.000%, 9/1/2019	200,000	225,492
5.000%, 11/1/2022	715,000	856,019
5.000%, 8/1/2023	375,000	454,714
5.000%, 11/1/2023	625,000	755,087
5.000%, 8/1/2024	195,000	238,222
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,133,390
5.000%, 11/1/2024	650,000	793,942
5.000%, 11/1/2025, Call 11/1/2024	600,000	726,546
5.000%, 11/1/2026, Call 11/1/2024	550,000	660,737
5.000%, 9/1/2027, Call 9/1/2024	720,000	820,901
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,035,066
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	521,325
3.900%, 11/1/2030, Call 11/1/2023	320,000	331,904
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,389,171

		17,795,300

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	566,150
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	618,743
Public Building Authority of Sevier County, AMBAC, 0.480%, 6/1/2018 (8) (12)	550,000	540,802
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,295,695
5.250%, 9/1/2021	3,810,000	4,494,733
5.250%, 9/1/2022	250,000	299,253
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	915,000	954,555
4.000%, 7/1/2025, Call 1/1/2020	880,000	912,217
4.000%, 7/1/2039, Call 1/1/2024	920,000	982,542
4.125%, 1/1/2025, Call 1/1/2021	770,000	817,178
4.500%, 7/1/2028, Call 1/1/2020	350,000	363,688
4.750%, 7/1/2027, Call 1/1/2017 (14)	165,000	166,931
5.000%, 1/1/2027, Call 7/1/2019	355,000	366,892

		17,379,379

Texas — 10.2%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,383,790
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	747,047
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,095,380
5.250%, 4/1/2021, Call 4/1/2020	400,000	447,660
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	745,810
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,228,160
5.000%, 9/1/2027, Call 9/1/2025	600,000	729,474
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,193,340
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,241,949
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	300,533
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,335,580
5.000%, 11/15/2029, Call 11/15/2026 (9)	4,225,000	5,232,367
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	380,440
City of Houston, XLCA, 0.868%, 7/1/2032 (8) (12) (14)	450,000	413,160
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	269,910
5.000%, 10/1/2027, Call 10/1/2024	240,000	285,245
City of San Antonio, 0.410%, 11/1/2017 (8)	1,600,000	1,594,976
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	653,196
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,373,205
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	828,353
5.000%, 8/15/2027, Call 8/15/2025	545,000	663,134
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,008,162
5.000%, 8/15/2029, Call 8/15/2025	335,000	401,353
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,491,825
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,194,630
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,487,437
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,293,398
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,332,582
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,661,440
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,099,857
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,161,910
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	783,797
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,203,480
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,787,350
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,335,940
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,422,312
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,018,460
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,077,434

Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	751,502
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (15)	1,000,000	870,320
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,672,027
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,751,715
Harris County Cultural Education Facilities Finance Corp.:
0.760%, 6/1/2020 (8)	2,000,000	1,988,940
0.840%, 6/1/2021 (8)	2,400,000	2,384,328
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,763,342
Harris County Flood Control District, 5.000%, 10/1/2029, Call 10/1/2025	1,145,000	1,407,159
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,847,686
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	486,572
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	611,864
La Vernia Higher Education Finance Corp.:
4.750%, 8/15/2016	180,000	183,359
5.000%, 8/15/2017	150,000	159,086
5.000%, 8/15/2018	150,000	164,754
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,318,270
Little Elm Independent School District, PSF:
5.000%, 8/15/2020, Call 8/15/2016	95,000	96,967
5.000%, 8/15/2020, Call 8/15/2016	1,050,000	1,071,357
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	840,158
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,625,661
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	740,988
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	589,782
Midland County Public Facility Corp., 1.250%, 3/1/2018, Call 9/1/2017	875,000	878,237
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 3/31/2016	1,405,000	1,409,426
5.000%, 2/15/2032, Call 3/31/2016	1,050,000	1,053,223
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	514,171
3.000%, 5/15/2019	510,000	536,260
New Hope Cultural Education Facilities Corp., 5.000%, 7/1/2030, Call 7/1/2025	750,000	842,647
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	480,256
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	365,189
5.000%, 8/15/2023	250,000	296,345
5.000%, 8/15/2024	200,000	238,374
North Texas Tollway Authority:
0.810%, 1/1/2019, Call 7/1/2018 (8)	1,750,000	1,738,397
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,510,696
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,929,740
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	537,255
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2016 (8)	2,190,000	2,204,323
Plano Independent School District, PSF, 5.000%, 2/15/2028, Call 2/15/2026 (9)	8,000,000	9,975,680
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,200,310
Port of Port Arthur Navigation District:
0.170%, 12/1/2039, Call 3/1/2016 (8)	7,500,000	7,500,000
0.170%, 4/1/2040, Call 3/1/2016 (8)	8,230,000	8,230,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	19,000,000	19,000,000
0.170%, 11/1/2040, Call 3/1/2016 (8)	14,700,000	14,700,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	393,484
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	580,725
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	445,148
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,014,240
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,399,846
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,351,180
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,105,580
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,610,455

		175,271,100

Utah — 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	972,426
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,140,230

City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	384,345
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,716,463
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,502,320
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,070,494
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,490,913
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,179,760
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,569,724
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,211,249
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	570,653

		13,808,577

Vermont — 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,515,000	1,598,871
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (14)	130,000	141,077
5.000%, 6/15/2020 (14)	125,000	137,935

		1,877,883

Virgin Islands — 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,829,487

Virginia — 0.3%
City of Chesapeake, 5.000%, 7/15/2022	500,000	590,225
Henrico County Economic Development Authority, AGM, 0.763%, 8/23/2027, Call 3/1/2016 (8) (12)	50,000	46,607
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	863,306
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,032,939
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,123,420

		4,656,497

Washington — 1.7%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	172,082
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	714,358
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,092,840
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	235,624
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2024	245,000	253,291
3.350%, 6/1/2036, Call 6/1/2024	350,000	361,466
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,324,032
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,249,348
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	778,316
State of Washington:
4.100%, 7/1/2022, Call 1/1/2019	440,000	474,219
5.000%, 2/1/2027, Call 2/1/2026	6,780,000	8,468,966
Washington Health Care Facilities Authority:
12/1/2017 (6)	375,000	355,834
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,645,001
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,162,530
5.000%, 10/1/2030, Call 10/1/2022	750,000	866,505
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	420,000	441,340
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (14)	750,000	780,750
3.050%, 12/1/2022 (14)	200,000	208,808
3.150%, 6/1/2023, Call 12/1/2022 (14)	330,000	341,154
3.150%, 12/1/2023, Call 12/1/2022 (14)	150,000	155,070
3.300%, 6/1/2024, Call 12/1/2022 (14)	20,000	20,400
3.450%, 6/1/2025, Call 12/1/2022 (14)	845,000	879,577
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	939,847
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,137,889

Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	580,003
5.000%, 12/1/2022	510,000	572,500

		29,211,750

West Virginia — 0.5%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,124,050
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,342,329
City of Princeton, 5.000%, 5/1/2017	875,000	913,833
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,849,075
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,583,185
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	606,720

		8,419,192

Wisconsin — 3.1%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	103,850
Maple School District, 5.000%, 4/1/2022	1,070,000	1,277,837
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	555,810
Public Finance Authority, 4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,038,960
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	888,376
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,360,920
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,920,800
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,324,889
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,630,759
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,256,016
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	614,188
5.250%, 12/15/2027	1,930,000	2,329,027
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,306
4.750%, 10/15/2029, Call 10/15/2021	605,000	672,887
5.000%, 8/15/2018	1,000,000	1,091,470
5.000%, 6/1/2019	645,000	679,243
5.000%, 7/1/2019	990,000	1,102,731
5.000%, 8/15/2019	250,000	280,747
5.000%, 8/15/2019	955,000	1,073,831
5.000%, 8/15/2020	1,060,000	1,223,070
5.000%, 3/1/2021	240,000	269,686
5.000%, 8/15/2021	1,160,000	1,370,366
5.000%, 3/1/2022	205,000	232,755
5.000%, 10/1/2022	750,000	902,370
5.000%, 12/15/2022	500,000	604,565
5.000%, 12/15/2023	500,000	611,235
5.000%, 12/15/2024	500,000	615,735
5.000%, 3/1/2025, Call 3/1/2024	315,000	354,715
5.000%, 6/1/2026, Call 6/1/2020	135,000	153,047
5.000%, 8/15/2027, Call 8/15/2022	500,000	571,465
5.000%, 12/15/2028, Call 12/15/2024	100,000	117,532
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,938,646
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,150,018
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,115,480
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,607,300
5.125%, 4/15/2031, Call 4/15/2023	250,000	289,357
5.250%, 8/15/2018, Call 8/15/2016	500,000	510,500
5.250%, 4/1/2023, Call 4/1/2018	365,000	398,876
5.250%, 6/1/2034, Call 6/1/2020	300,000	338,694
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,867,629
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,182,234
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (14)	1,605,000	1,739,740

		52,389,662

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,145,860

Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	540,075

		1,685,935

Total Municipals (identified cost $1,619,570,591)		1,692,161,692

Mutual Funds — 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,409,400
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,603,800
BlackRock Municipal Bond Trust	93,400	1,567,252
BlackRock Municipal Income Quality Trust	107,800	1,600,830
BlackRock Municipal Income Trust	107,000	1,615,700
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,284,250
BlackRock MuniYield Quality Fund, Inc.	105,000	1,673,700
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	499,802	5,033,001
Eaton Vance Municipal Income Term Trust	42,000	817,740

Total Mutual Funds (identified cost $15,645,016)		16,605,673

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Tax-Free Money Market Fund - Premier Class, 0.130% (4)	4,285,672	4,285,672
Federated Tax-Free Obligations Money Market Fund - Institutional Class, 0.010%	1,996,024	1,996,024
Goldman Sachs Financial Square Tax-Free Money Market Fund - Institutional Class, 0.010%	1,998,965	1,998,965

Total Short-Term Investments (identified cost $8,280,661)		8,280,661

Total Investments — 100.0% (identified cost $1,643,496,268)		1,717,048,026
Other Assets and Liabilities — 0.0%		(106,162)

Total Net Assets — 100.0%		$1,716,941,864

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 29, 2016, these securities amounted to:

Fund	Amount	% of Total Net Assets

Intermediate Tax-Free Fund	$30,473,094	1.78%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2016.

(9) Purchased on a when-issued or delayed delivery basis.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(14) Securities that are subject to alternative minimum tax represent 2.51% of the Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(15) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.    Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser

By: John M. Blaser

President

April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

April 21, 2016

/s/ Timothy M. Bonin

By: Timothy M. Bonin

Treasurer

(Principal Financial Officer)

April 21, 2016